                           NATIONWIDE(R) MUTUAL FUNDS

                     INVESTOR DESTINATIONS AGGRESSIVE FUND
                INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
                      INVESTOR DESTINATIONS MODERATE FUND
               INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
                    INVESTOR DESTINATIONS CONSERVATIVE FUND

                        NATIONWIDE SMALL CAP INDEX FUND
                      NATIONWIDE MID CAP MARKET INDEX FUND
                      NATIONWIDE INTERNATIONAL INDEX FUND
                           NATIONWIDE BOND INDEX FUND
                            MASTER SMALL CAP SERIES
                             MASTER MID CAP SERIES
             MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) SERIES
                          MASTER AGGREGATE BOND SERIES

                        MORLEY CAPITAL ACCUMULATION FUND

                        NORTHPOINTE SMALL CAP VALUE FUND

                                 ANNUAL REPORT
                                OCTOBER 31, 2000

                           NATIONWIDE(R) MUTUAL FUNDS

                                 ANNUAL REPORT

                                OCTOBER 31, 2000

                               TABLE OF CONTENTS

INVESTOR DESTINATIONS
---------------------
Investor Destinations Aggressive Fund.......................    3
Investor Destinations Moderately Aggressive Fund............    4
Investor Destinations Moderate Fund.........................    5
Investor Destinations Moderately Conservative Fund..........    6
Investor Destinations Conservative Fund.....................    7
Statements of Investments...................................    8
Statements of Assets and Liabilities........................   13
Statements of Operations....................................   14
Statements of Changes.......................................   15
Financial Highlights........................................   16
Notes to Financial Statements...............................   21
Independent Auditors' Report................................   29

FEEDER FUNDS
------------
Nationwide Small Cap Index Fund.............................   32
Nationwide Mid Cap Market Index Fund........................   33
Nationwide International Index Fund.........................   34
Nationwide Bond Index Fund..................................   35
Statements of Assets and Liabilities........................   36
Statements of Operations....................................   37
Statements of Changes.......................................   38
Financial Highlights........................................   39
Notes to Financial Statements...............................   43
Independent Auditors' Report................................   51

MASTER PORTFOLIOS
-----------------
October 31, 2000 (unaudited):
Master Small Cap Index Series...............................   52
Master Mid Cap Index Series.................................   72
Master International (Capitalization Weighted) Index
  Series....................................................   78
Master Aggregate Bond Index Series..........................   86
December 31, 1999 (audited):
Master Small Cap Index Series...............................   91
Master Mid Cap Index Series.................................  113
Master International (Capitalization Weighted) Index
  Series....................................................  125
Master Aggregate Bond Index Series..........................  140

MORLEY CAPITAL ACCUMULATION FUND
--------------------------------
Morley Capital Accumulation Fund............................  154
Statement of Investments....................................  155
Statements of Assets and Liabilities........................  156
Statements of Operations....................................  157
Statements of Changes.......................................  158
Financial Highlights........................................  159
Notes to Financial Statements...............................  160
Independent Auditors' Report................................  167

NORTHPOINTE SMALL CAP VALUE FUND
--------------------------------
NorthPointe Small Cap Value Fund............................  170
Statement of Investments....................................  171
Statements of Assets and Liabilities........................  174
Statements of Operations....................................  175
Statements of Changes.......................................  176
Financial Highlights........................................  177
Notes to Financial Statements...............................  178
Independent Auditors' Report................................  183

SHAREHOLDER MEETING.........................................  184
-------------------

INVESTOR DESTINATIONS AGGRESSIVE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the 7-month period ended October 31, 2000, the Investor Destinations Aggressive Fund's return was -6.40%+ versus -0.94% for a combination of 65% S&P 500, 30% Capital International Europe, Australasia and Far East Index (MSCI
EAFE), and 5% Lehman Brothers Aggregate Bond. Returns for the individual indices were -4.01% for the S&P 500, -2.34% for the MSCI EAFE Index, and 5.50% for the Lehman Brothers Aggregate Bond Index. The Fund commenced operations on March 31, 2000.

The Aggressive Fund fell behind a combination of 65% S&P 500, 30% MSCI EAFE, and 5% Lehman Brothers Aggregate Bond due to its weightings in international and small cap investments, with the best performance coming from its mid cap investment. The Fund's investments currently include the Nationwide Small Cap Index Fund, Deutsche Asset Management EAFE Equity Index Fund (one of the international index funds invested in during the period) and the Vanguard Mid Cap Index Fund. For the period March 31, 2000 through October 31, 2000, the returns of these underlying funds were -11.26%, -13.93%, and 4.92%, respectively. The Aggressive Fund's heavier weighting in the international index fund pushed its return to the lowest end of the Investor Destination performance spectrum.
---------------

+ Performance of Class A shares without sales charge and assuming all distributions are reinvested.

Portfolio Manager: Investment team with Bill Miller, Lead Manager

PORTFOLIO MARKET VALUE: $1,435,318

OCTOBER 31, 2000

AVERAGE ANNUAL TOTAL RETURN
(For Period Ended October 31, 2000)

               CLASS A               CLASS B         SERVICE
 YEARS   W/O SC**   W/ SC(1)   W/O SC**   W/ SC(2)   CLASS(3)
-------------------------------------------------------------
 Life*    -6.40%    -11.78%     -6.70%    -11.37%      6.30%
-------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on the performance data.

 * Commenced operations on March 31, 2000.

** These returns do not reflect the effects of a sales charge.

 (1) A 5.75% maximum front-end sales charge was deducted.

 (2) A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

 (3) Not subject to any sales charges.

                                                                      LB
                                                      SERVICE      AGGREGATE                                   MSCI
                          CLASS A       CLASS B        CLASS         BOND         S&P 500         CPI          EAFE
                          -------       -------       -------      ---------      -------         ---          ----
03/00                      9425          10000         10000         10000         10000         10000         10000
10/00                      8822           8864          9370         10550          9599         10184          8633


                          BLENDED
                          -------
03/00                      10000
10/00                       9349

Comparative performance of $10,000 invested in Investor Destinations Aggressive
 Fund, Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(4), S&P 500 Index(5), and the Consumer Price Index (CPI)(6), Morgan Stanley Capital International-Europe, Australasia and Far East Index (MSCI EAFE)(7), and the Blended Index (Blended)(8) since inception (3/31/00) to 10/31/00. Unlike our Fund, these indices do not reflect any fees, expenses, or sales charges.

 (4) The LB Aggregate Bond consists of investment grade debt issues that have at least $100 million par amount outstanding and at least one year to final maturity.

 (5) The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.

 (6) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

 (7) The MSCI EAFE is an unmanaged index generally representative of the performance of international stock markets.

 (8) The Blended is a combination of 65% S&P 500, 30% MSCI EAFE, and 5% LB Aggregate Bond.

INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the 7-month period ended October 31, 2000, the Investor Destinations Moderately Aggressive Fund's return was -4.08%+ versus -0.69% for a combination of 55% S&P 500, 25% Capital International Europe, Australasia and Far East Index (MSCI EAFE), and 20% Lehman Brothers Aggregate Bond. Returns for the individual indices were -4.01% for the S&P 500, -2.34% for the MSCI EAFE Index, and 5.50% for the Lehman Brothers Aggregate Bond Index. The Fund commenced operations on March 31, 2000.

The Moderately Aggressive Fund fell behind a combination of 55% S&P 500, 25% MSCI EAFE, and 20% Lehman Brothers Aggregate Bond due to its weightings in international and small cap investments, with the best performance coming from its mid cap investment. The Fund's investments currently include the Nationwide Small Cap Index Fund (one of the international index funds invested in during the period) Deutsche Asset Management EAFE Equity Index Fund and the Vanguard Mid Cap Index Fund. For the period March 31, 2000 through October 31, 2000, the returns of these underlying funds were -11.26%, -13.93%, -3.96%, and 4.92%, respectively. The Moderately Aggressive Fund allocated less to international investments and more generously to bonds than the Aggressive Fund. To some extent, this allocation strategy sheltered performance for the stated period.
---------------

+ Performance of Class A shares without sales charge and assuming all distributions are reinvested.

Portfolio Manager: Investment team with Bill Miller, Lead Manager

PORTFOLIO MARKET VALUE: $1,023,336

OCTOBER 31, 2000

AVERAGE ANNUAL TOTAL RETURN
(For Period Ended October 31, 2000)

               CLASS A               CLASS B         SERVICE
 YEARS   W/O SC**   W/ SC(1)   W/O SC**   W/ SC(2)   CLASS(3)
-------------------------------------------------------------
 Life*    -4.08%     -9.60%     -4.40%     -9.18%     -4.04%
-------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on the performance data.

 * Commenced operations on March 31, 2000.

** These returns do not reflect the effects of a sales charge.

 (1) A 5.75% maximum front-end sales charge was deducted.

 (2) A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

 (3) Not subject to any sales charges.

                                                                      LB
                                                      SERVICE      AGGREGATE                                   MSCI
                          CLASS A       CLASS B        CLASS         BOND         S&P 500         CPI          EAFE
                          -------       -------       -------      ---------      -------         ---          ----
03/00                      9425          10000         10000         10000         10000         10000         10000
10/00                      9040           9082          9596         10550          9599         10184          8633


                          BLENDED
                          -------
03/00                      10000
10/00                       9536

Comparative performance of $10,000 invested in Investor Destinations Moderately Aggressive Fund, Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(4), S&P 500 Index(5), and the Consumer Price Index (CPI)(6), Morgan Stanley Capital International-Europe, Australasia and Far East Index (MSCI EAFE)(7), and the Blended Index (Blended)(8) since inception (3/31/00) to 10/31/00. Unlike our Fund, these indices do not reflect any fees, expenses, or sales charges.

 (4) The LB Aggregate Bond consists of investment grade debt issues that have at least $100 million par amount outstanding and at least one year to final maturity.

 (5) The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.

 (6) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

 (7) The MSCI EAFE is an unmanaged index generally representative of the performance of international stock markets.

 (8) The Blended is a combination of 55% S&P 500, 25% MSCI EAFE, and 20% LB Aggregate Bond.

INVESTOR DESTINATIONS MODERATE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the 7-month period ended October 31, 2000, the Investor Destinations Moderate Fund's return was -1.21%+ versus -0.28% for a combination of 45% S&P 500, 15% Capital International Europe, Australasia and Far East Index (MSCI
EAFE), and 40% Lehman Brothers Aggregate Bond. Returns for the individual indices were -4.01% for the S&P 500, -2.34% for the MSCI EAFE Index, and 5.50% for the Lehman Brothers Aggregate Bond Index. The Fund commenced operations on March 31, 2000.

The Moderate Fund fell behind a combination of 45% S&P 500, 15% MSCI EAFE, and 40% Lehman Brothers Aggregate Bond due to its allocations to international and small cap investments, with the best performance coming from its mid cap and bond investments. The Fund's investments currently include the Nationwide Small Cap Index Fund, Deutsche Asset Management EAFE Equity Index Fund (one of the international index funds invested in during the period) the Vanguard Mid Cap Index Fund, and the Vanguard Total Bond Market Index Fund. For the period March 31, 2000 through October 31, 2000, the returns of these underlying funds were -11.26%, -13.93%, 4.92%, and 5.19% respectively. The Moderate Fund allocated less to international investments and more generously to bonds than the more aggressive Investor Destinations Series. To some extent, this allocation strategy sheltered performance for the stated period.
---------------

+ Performance of Class A shares without sales charge and assuming all distributions are reinvested.

Portfolio Manager: Investment team with Bill Miller, Lead Manager

PORTFOLIO MARKET VALUE: $895,502

OCTOBER 31, 2000

AVERAGE ANNUAL TOTAL RETURN
(For Period Ended October 31, 2000)

               CLASS A               CLASS B         SERVICE
 YEARS   W/O SC**   W/ SC(1)   W/O SC**   W/ SC(2)   CLASS(3)
-------------------------------------------------------------
 Life*    -1.21%     -6.89%     -1.61%     -6.52%     -1.10%
-------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on the performance data.

 * Commenced operations on March 31, 2000.

** These returns do not reflect the effects of a sales charge.

 (1) A 5.75% maximum front-end sales charge was deducted.

 (2) A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

 (3) Not subject to any sales charges.

                                                                      LB
                                                      SERVICE      AGGREGATE                                   MSCI
                          CLASS A       CLASS B        CLASS         BOND         S&P 500         CPI          EAFE
                          -------       -------       -------      ---------      -------         ---          ----
03/00                      9425          10000         10000         10000         10000         10000         10000
10/00                      9311           9348          9890         10550          9599         10184          8633


                          BLENDED
                          -------
03/00                      10000
10/00                       9823

Comparative performance of $10,000 invested in Investor Destinations Moderate Fund, Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(4), S&P 500 Index(5), and the Consumer Price Index (CPI)(6), Morgan Stanley Capital International-Europe, Australasia and Far East Index (MSCI EAFE)(7), and the Blended Index (Blended)(8) since inception (3/31/00) to 10/31/00. Unlike our Fund, these indices do not reflect any fees, expenses, or sales charges.

 (4) The LB Aggregate Bond consists of investment grade debt issues that have at least $100 million par amount outstanding and at least one year to final maturity.

 (5) The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.

 (6) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

 (7) The MSCI EAFE is an unmanaged index generally representative of the performance of international stock markets.

 (8) The Blended is a combination of 45% S&P 500, 15% MSCI EAFE, and 40% LB Aggregate Bond.

INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the 7-month period ended October 31, 2000, the Investor Destinations Moderately Conservative Fund's return was 0.10%+ versus 0.03% for a combination of 30% S&P 500, 10% Capital International Europe, Australasia and Far East Index (MSCI EAFE), and 60% Lehman Brothers Aggregate Bond. Returns for the individual indices were -4.01% for the S&P 500, -2.34% for the MSCI EAFE Index, and 5.50% for the Lehman Brothers Aggregate Bond Index. The Fund commenced operations on March 31, 2000.

The Moderately Conservative Fund allocated a significant portion of its underlying investments to the bond index fund, the Morley Enhanced Income Fund, and the Nationwide Fixed Contract. During the period, these underlying investments posted positive returns, ranging from 3.00% to 5.19%, and helped the Moderately Conservative Fund to outperform the combination of 30% S&P 500, 10% MSCI EAFE, and 60% Lehman Brothers Aggregate Bond.
---------------

+ Performance of Class A shares without sales charge and assuming all distributions are reinvested.

Portfolio Manager: Investment team with Bill Miller, Lead Manager

PORTFOLIO MARKET VALUE: $2,253,233

OCTOBER 31, 2000

AVERAGE ANNUAL TOTAL RETURN
(For Period Ended October 31, 2000)

               CLASS A               CLASS B         SERVICE
 YEARS   W/O SC**   W/ SC(1)   W/O SC**   W/ SC(2)   CLASS(3)
-------------------------------------------------------------
 Life*    0.10%      -5.65%     -0.26%     -5.20%      0.18%
-------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on the performance data.

 * Commenced operations on March 31, 2000.

** These returns do not reflect the effects of a sales charge.

 (1) A 5.75% maximum front-end sales charge was deducted.

 (2) A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

 (3) Not subject to any sales charges.

                                                                      LB
                                                      SERVICE      AGGREGATE                                   MSCI
                          CLASS A       CLASS B        CLASS         BOND         S&P 500         CPI          EAFE
                          -------       -------       -------      ---------      -------         ---          ----
03/00                      9425          10000         10000         10000         10000         10000         10000
10/00                      9435           9480         10018         10550          9599         10184          8633


                          BLENDED
                          -------
03/00                      10000
10/00                      10062

Comparative performance of $10,000 invested in Investor Destinations Moderately Conservative Fund, Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(4), S&P 500 Index(5), and the Consumer Price Index (CPI)(6), Morgan Stanley Capital International-Europe, Australasia and Far East Index (MSCI EAFE)(7), and the Blended Index (Blended)(8) since inception (3/31/00) to 10/31/00. Unlike our Fund, these indices do not reflect any fees, expenses, or sales charges.

 (4) The LB Aggregate Bond consists of investment grade debt issues that have at least $100 million par amount outstanding and at least one year to final maturity.

 (5) The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.

 (6) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

 (7) The MSCI EAFE is an unmanaged index generally representative of the performance of international stock markets.

 (8) The Blended is a combination of 30% S&P 500, 10% MSCI EAFE, and 60% LB Aggregate Bond.

INVESTOR DESTINATIONS CONSERVATIVE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the 7-month period ended October 31, 2000, the Investor Destinations Conservative Fund's return was 1.49%+ versus 0.35% for a combination of 15% S&P 500, 5% Capital International Europe, Australasia and Far East Index (MSCI
EAFE), and 80% Lehman Brothers Aggregate Bond. Returns for the individual indices were -4.01% for the S&P 500, -2.34% for the MSCI EAFE Index, and 5.50% for the Lehman Brothers Aggregate Bond Index. The Fund commenced operations on March 31, 2000.

The Conservative Fund allocated a significant portion of its underlying investments to the bond index fund, the Morley Enhanced Income Fund, and the Nationwide Fixed Contract. During the period, these underlying investments posted positive returns and helped the Conservative Fund to outperform the combination of 15% S&P 500, 5% MSCI EAFE, and 80% Lehman Brothers Aggregate Bond.
---------------

+ Performance of Class A shares without sales charge and assuming all distributions are reinvested.

Portfolio Manager: Investment team with Bill Miller, Lead Manager

PORTFOLIO MARKET VALUE: $516,538

OCTOBER 31, 2000

AVERAGE ANNUAL TOTAL RETURN
(For Period Ended October 31, 2000)

               CLASS A               CLASS B         SERVICE
 YEARS   W/O SC**   W/ SC(1)   W/O SC**   W/ SC(2)   CLASS(3)
-------------------------------------------------------------
 Life*     1.49%     -4.35%    1.12%      -3.87%       1.57%
-------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on the performance data.

 * Commenced operations on March 31, 2000.

** These returns do not reflect the effects of a sales charge.

 (1) A 5.75% maximum front-end sales charge was deducted.

 (2) A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

 (3) Not subject to any sales charges.

                                                                      LB
                                                      SERVICE      AGGREGATE                                   MSCI
                          CLASS A       CLASS B        CLASS         BOND         S&P 500         CPI          EAFE
                          -------       -------       -------      ---------      -------         ---          ----
03/00                      9425          10000         10000         10000         10000         10000         10000
10/00                      9565           9613         10157         10550          9599         10184          8633


                          BLENDED
                          -------
03/00                      10000
10/00                      10304

Comparative performance of $10,000 invested in Investor Destinations Conservative Fund, Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(4), S&P 500 Index(5), and the Consumer Price Index (CPI)(6), Morgan Stanley Capital International-Europe, Australasia and Far East Index (MSCI EAFE)(7), and the Blended Index (Blended)(8) since inception (3/31/00) to 10/31/00. Unlike our Fund, these indices do not reflect any fees, expenses, or sales charges.

 (4) The LB Aggregate Bond consists of investment grade debt issues that have at least $100 million par amount outstanding and at least one year to final maturity.

 (5) The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.

 (6) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

 (7) The MSCI EAFE is an unmanaged index generally representative of the performance of international stock markets.

 (8) The Blended is a combination of 15% S&P 500, 5% MSCI EAFE, and 80% LB Aggregate Bond.

                           NATIONWIDE(R) MUTUAL FUNDS
                     INVESTOR DESTINATIONS AGGRESSIVE FUND
                  STATEMENT OF INVESTMENTS -- OCTOBER 31, 2000

----------------------------------------------------------
         SECURITY                                  MARKET
SHARES   DESCRIPTION                               VALUE
----------------------------------------------------------
         MUTUAL FUNDS (100.4%)
         EQUITY FUNDS (95.5%)
34,185   Deutsche Asset Management EAFE Equity
         Index Fund, Premier Class              $  426,626
46,139   Nationwide S&P 500 Index Fund,
         Institutional Class*                      576,277
14,659   Nationwide Small Cap Index Fund,
         Institutional Class*                      142,189
16,375   Vanguard Mid Cap Index Fund,
         Institutional Shares                      216,636
  133    Vanguard Small Cap Index Fund,
         Investor Shares                             3,112
                                                ----------
         TOTAL EQUITY FUNDS                      1,364,840
                                                ----------

         FIXED INCOME FUNDS (4.9%)
7,236    Vanguard Total Bond Market Index
         Fund,
         Investor Shares                            70,478
                                                ----------
         TOTAL FIXED INCOME FUNDS                   70,478
                                                ----------
         TOTAL INVESTMENTS
         (cost $1,417,588)                      $1,435,318
                                                ==========

--------------------------------------

Cost for Federal income tax purposes:
$1,420,791.

Portfolio holding percentages based on
net assets of $1,428,560.

* Investment in affiliate.

See accompanying notes to the
financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
                  STATEMENT OF INVESTMENTS -- OCTOBER 31, 2000

----------------------------------------------------------
         SECURITY                                  MARKET
SHARES   DESCRIPTION                               VALUE
----------------------------------------------------------
         MUTUAL FUNDS (98.1%)
         EQUITY FUNDS (80.8%)
20,373   Deutsche Asset Management EAFE Equity
         Index Fund, Premier Class              $  254,252
28,856   Nationwide S&P 500 Index Fund,
         Institutional Class*                      360,406
5,036    Nationwide Small Cap Index Fund,
         Institutional Class*                       48,845
11,726   Vanguard Mid Cap Index Fund,
         Institutional Shares                      155,134
  133    Vanguard Small Cap Index Fund,
         Investor Shares                             3,112
                                                ----------
         TOTAL EQUITY FUNDS                        821,749
                                                ----------

         FIXED INCOME FUNDS (17.3%)
2,546    Morley Enhanced Income Fund,
         Institutional Class*                       25,176
15,524   Vanguard Total Bond Market Index
         Fund,
         Investor Shares                           151,206
                                                ----------
         TOTAL FIXED INCOME FUNDS                  176,382
                                                ----------
         TOTAL MUTUAL FUNDS
         (cost $984,948)                           998,131
                                                ----------

         FIXED CONTRACT (2.5%)
25,205   Nationwide Fixed Contract, 5.75%*(a)       25,205
                                                ----------
         TOTAL FIXED CONTRACT
         (cost $25,205)                             25,205
                                                ----------
         TOTAL INVESTMENTS
         (cost $1,010,153)                      $1,023,336
                                                ==========

--------------------------------------
Cost for Federal income tax purposes:
$1,016,557.

Portfolio holding percentages based on
net assets of $1,017,602.

 * Investment in affiliate.

(a) Nationwide Fixed Contract rate
    changes quarterly. Security is
    restricted. The security has been
    deemed liquid pursuant to
    procedures approved by the Board
    of Trustees.

See accompanying notes to the
financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                      INVESTOR DESTINATIONS MODERATE FUND
                  STATEMENT OF INVESTMENTS -- OCTOBER 31, 2000

----------------------------------------------------------
         SECURITY                                  MARKET
SHARES   DESCRIPTION                               VALUE
----------------------------------------------------------
         MUTUAL FUNDS (93.1%)
         EQUITY FUNDS (60.8%)
10,731   Deutsche Asset Management EAFE Equity
         Index Fund, Premier Class                $133,925
21,726   Nationwide S&P 500 Index Fund,
         Institutional Class*                      271,354
4,382    Nationwide Small Cap Index Fund,
         Institutional Class*                       42,501
6,827    Vanguard Mid Cap Index Fund,
         Institutional Shares                       90,327
  133    Vanguard Small Cap Index Fund,
         Investor Shares                             3,112
                                                  --------
         TOTAL EQUITY FUNDS                        541,219
                                                  --------

         FIXED INCOME FUNDS (32.3%)
6,704    Morley Enhanced Income Fund,
         Institutional Class*                       66,305
22,751   Vanguard Total Bond Market Index Fund,
         Investor Shares                           221,595
                                                  --------
         TOTAL FIXED INCOME FUNDS                  287,900
                                                  --------
         TOTAL MUTUAL FUNDS
         (cost $815,390)                           829,119
                                                  --------

         FIXED CONTRACT (7.5%)
66,382   Nationwide Fixed Contract, 5.75%*(a)       66,383
                                                  --------
         TOTAL FIXED CONTRACT
         (cost $66,383)                             66,383
                                                  --------
         TOTAL INVESTMENTS
         (cost $881,773)                          $895,502
                                                  ========

--------------------------------------
Cost for Federal income tax purposes:
$884,686.

Portfolio holding percentages based on
net assets of $890,399.

 * Investment in affiliate.

(a) Nationwide Fixed Contract rate
    changes quarterly. Security is
    restricted. The security has been
    deemed liquid pursuant to
    procedures approved by the Board
    of Trustees.

See accompanying notes to the
financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
               INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
                  STATEMENT OF INVESTMENTS -- OCTOBER 31, 2000

-----------------------------------------------------------
          SECURITY                                  MARKET
SHARES    DESCRIPTION                               VALUE
-----------------------------------------------------------
          MUTUAL FUNDS (87.7%)
          EQUITY FUNDS (40.5%)
18,044    Deutsche Asset Management EAFE Equity
          Index Fund, Premier Class              $  225,190
36,545    Nationwide S&P 500 Index Fund,
          Institutional Class*                      456,452
17,400    Vanguard Mid Cap Index Fund,
          Institutional Shares                      230,199
                                                 ----------
          TOTAL EQUITY FUNDS                        911,841
                                                 ----------

          FIXED INCOME FUNDS (47.2%)
28,233    Morley Enhanced Income Fund,
          Institutional Class*                      279,224
80,351    Vanguard Total Bond Market Index
          Fund,
          Investor Shares                           782,618
                                                 ----------
          TOTAL FIXED INCOME FUNDS                1,061,842
                                                 ----------
          TOTAL MUTUAL FUNDS
          (cost $1,966,564)                       1,973,683
                                                 ----------

          FIXED CONTRACT (12.4%)
279,550   Nationwide Fixed Contract, 5.75%*(a)      279,550
                                                 ----------
          TOTAL FIXED CONTRACT
          (cost $279,550)                           279,550
                                                 ----------
          TOTAL INVESTMENTS
          (cost $2,246,114)                      $2,253,233
                                                 ==========

--------------------------------------
Cost also represents cost for Federal
income tax purposes.

Portfolio holding percentages based on
net assets of $2,250,767.

 * Investment in affiliate.

(a) Nationwide Fixed Contract rate
    changes quarterly. Security is
    restricted. The security has been
    deemed liquid pursuant to
    procedures approved by the Board
    of Trustees.

See accompanying notes to the
financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                    INVESTOR DESTINATIONS CONSERVATIVE FUND

                  STATEMENT OF INVESTMENTS -- OCTOBER 31, 2000

-----------------------------------------------------------
          SECURITY                                  MARKET
SHARES    DESCRIPTION                               VALUE
-----------------------------------------------------------
          MUTUAL FUNDS (78.3%)
          EQUITY FUNDS (20.5%)
 2,080    Deutsche Asset Management EAFE Equity
          Index Fund, Premier Class                $ 25,960
 4,200    Nationwide S&P 500 Index Fund,
          Institutional Class*                       52,463
 2,004    Vanguard Mid Cap Index Fund,
          Institutional Shares                       26,508
                                                   --------
          TOTAL EQUITY FUNDS                        104,931
                                                   --------

          FIXED INCOME FUNDS (57.8%)
11,686    Morley Enhanced Income Fund,
          Institutional Class*                      115,575
18,508    Vanguard Total Bond Market Index Fund,
          Investor Shares                           180,271
                                                   --------
          TOTAL FIXED INCOME FUNDS                  295,846
                                                   --------
          TOTAL MUTUAL FUNDS
          (cost $398,430)                           400,777
                                                   --------

          FIXED CONTRACT (22.6%)
115,761   Nationwide Fixed Contract, 5.75%*(a)      115,761
                                                   --------
          TOTAL FIXED CONTRACT
          (cost $115,761)                           115,761
                                                   --------
          TOTAL INVESTMENTS
          (cost $514,191)                          $516,538
                                                   ========

--------------------------------------
Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages based on
net assets of $512,235.

 * Investment in affiliate.

(a) Nationwide Fixed Contract rate
    changes quarterly. Security is
    restricted. The security has been
    deemed liquid pursuant to
    procedures approved by the Board
    of Trustees.

See accompanying notes to the
financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                                         INVESTOR                      INVESTOR
                                                          INVESTOR     DESTINATIONS     INVESTOR     DESTINATIONS     INVESTOR
                                                        DESTINATIONS    MODERATELY    DESTINATIONS    MODERATELY    DESTINATIONS
                                                         AGGRESSIVE     AGGRESSIVE      MODERATE     CONSERVATIVE   CONSERVATIVE
                                                            FUND           FUND           FUND           FUND           FUND
                                                        ------------   ------------   ------------   ------------   ------------
ASSETS:
  Investments in securities, affiliated, at value
    (cost $710,631, $429,022, $371,880, $733,868,
    $166,858, respectively)                              $  718,467     $  434,427      $380,161      $  735,675      $168,038
  Investments in securities, unaffiliated, at value
    (cost $706,957, $555,926, $443,510, $1,232,696,
    $231,572, respectively)                                 716,851        563,704       448,958       1,238,008       232,739
  Investments in short-term securities, at value (cost
    $0, $25,205, $66,383, $279,550, $115,761,
    respectively)                                                --         25,205        66,383         279,550       115,761
  Receivable for Fund shares sold                                --             --            82              --            --
  Receivable from adviser                                    16,387         16,389        15,696          15,384        15,759
  Interest and dividends receivable                              25            147           185           3,966           879
  Prepaid and other assets                                   10,997         13,072        11,592          11,420        11,343
                                                         ----------     ----------      --------      ----------      --------
      Total Assets                                        1,462,727      1,052,944       923,057       2,284,003       544,519
                                                         ----------     ----------      --------      ----------      --------
LIABILITIES:
  Cash Overdrafts                                             1,154          1,470         1,331           1,306           836
  Accrued expenses and other payables:
    Investment Advisory fees                                    112             75            48             191            32
    Transfer agent fees                                          76             72            69              80            68
    Distribution fees                                           222            151            97             374            66
    Other                                                    32,603         33,574        31,113          31,285        31,282
                                                         ----------     ----------      --------      ----------      --------
      Total Liabilities                                      34,167         35,342        32,658          33,236        32,284
                                                         ----------     ----------      --------      ----------      --------
NET ASSETS                                               $1,428,560     $1,017,602      $890,399      $2,250,767      $512,235
                                                         ==========     ==========      ========      ==========      ========
NET ASSETS:
  Capital                                                $1,430,791     $1,024,582      $882,576      $2,249,043      $510,341
  Accumulated net investment income                              --            959           809           4,232         1,145
  Net unrealized appreciation from investments               17,730         13,183        13,729           7,119         2,347
  Accumulated net realized losses from investment
    transactions                                            (19,961)       (21,122)       (6,715)         (9,627)       (1,598)
                                                         ----------     ----------      --------      ----------      --------
NET ASSETS                                               $1,428,560     $1,017,602      $890,399      $2,250,767      $512,235
                                                         ==========     ==========      ========      ==========      ========
NET ASSETS:
  Class A Shares                                         $    9,365     $    9,591      $  9,883      $   10,011      $ 10,147
  Class B Shares                                              9,333          9,559         9,844           9,977        10,111
  Service Class Shares                                    1,409,862        998,452       870,672       2,230,779       491,977
                                                         ----------     ----------      --------      ----------      --------
      Total                                              $1,428,560     $1,017,602      $890,399      $2,250,767      $512,235
                                                         ==========     ==========      ========      ==========      ========
SHARES OUTSTANDING (unlimited number of shares
  authorized):
  Class A Shares                                              1,000          1,000         1,007           1,012         1,016
  Class B Shares                                              1,000          1,000         1,003           1,009         1,012
  Service Class Shares                                      150,458        104,074        88,643         225,329        49,206
                                                         ----------     ----------      --------      ----------      --------
      Total                                                 152,458        106,074        90,653         227,350        51,234
                                                         ==========     ==========      ========      ==========      ========
NET ASSET VALUE:
  Class A Shares                                         $     9.37     $     9.59      $   9.81      $     9.89      $   9.99
  Class B Shares**                                       $     9.33     $     9.56      $   9.81      $     9.89      $   9.99
  Service Class Shares***                                $     9.37     $     9.59      $   9.82      $     9.90      $  10.00
MAXIMUM OFFERING PRICE (100%/(100% - Maximum Sales
  Charge) of net asset value adjusted to nearest cent
  per share):
  Class A Shares*                                        $     9.94     $    10.18      $  10.41      $    10.49      $  10.60
                                                         ----------     ----------      --------      ----------      --------
Maximum sales charge -- Class A                                5.75%          5.75%         5.75%           5.75%         5.75%
                                                         ==========     ==========      ========      ==========      ========

------------------------------------------------------

  * Class A Shares includes a front-end sales charges.
 ** Class B Shares, the redemption price per share varies by the length of time shares are held.
*** Service Class Shares does not have any sales charges.
See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                            STATEMENTS OF OPERATIONS

             FOR THE PERIOD FROM MARCH 31, 2000 TO OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                         INVESTOR                         INVESTOR
                                        INVESTOR       DESTINATIONS      INVESTOR       DESTINATIONS         INVESTOR
                                      DESTINATIONS      MODERATELY     DESTINATIONS      MODERATELY        DESTINATIONS
                                       AGGRESSIVE       AGGRESSIVE       MODERATE       CONSERVATIVE       CONSERVATIVE
                                        FUND(a)          FUND(a)         FUND(a)          FUND(a)            FUND(a)
                                     --------------   --------------   ------------   ----------------   ----------------
INVESTMENT INCOME:
  Income, affiliated                   $     614        $   1,626       $   1,196        $   4,244          $   1,515
  Interest income, unaffiliated               --              143             248            1,230                530
  Dividend income, unaffiliated               25               55              80              285                 66
                                       ---------        ---------       ---------        ---------          ---------
    Total Income                       $     639        $   1,824       $   1,524        $   5,759          $   2,111
EXPENSES:
  Investment advisory fees                   150              129              74              215                 57
  Fund administration fees                44,058           44,058          44,058           44,058             44,058
  Custodian fees                           1,592              539             567              471                475
  Distribution fees                          332              292             191              457                153
  Professional fees                       13,620           13,720          13,719           13,720             13,780
  Trustees' fees and expenses              1,448            2,373              88               88                 87
  Transfer agent fees                        112              101              92              103                 91
  Registration and filing fees            32,001           32,001          32,001           32,001             32,001
  Shareholders' reports                   10,501           10,503          10,503           10,503             10,503
  Other                                      381              381             381              381                380
                                       ---------        ---------       ---------        ---------          ---------
    Total expenses before waived or
      reimbursed expenses                104,195          104,097         101,674          101,997            101,585
    Expenses waived or reimbursed       (103,442)        (103,446)       (101,270)        (100,944)          (101,272)
                                       ---------        ---------       ---------        ---------          ---------
    Net expenses                             753              651             404            1,053                313
                                       ---------        ---------       ---------        ---------          ---------
NET INVESTMENT INCOME (LOSS)           $    (114)       $   1,173       $   1,120        $   4,706          $   1,798
                                       =========        =========       =========        =========          =========
REALIZED/UNREALIZED GAINS (LOSSES)
  FROM INVESTMENTS:
  Net realized losses on
    investments with affiliates        $ (19,939)       $ (21,130)      $  (6,670)       $  (9,670)         $  (1,604)
  Net realized gains (losses) on
    investments with unaffiliates            (22)               8             (45)              43                  6
  Net change in unrealized
    appreciation on investments           17,730           13,183          13,729            7,119              2,347
                                       ---------        ---------       ---------        ---------          ---------
Net realized/unrealized gains
  (losses) on investments                 (2,231)          (7,939)          7,014           (2,508)               749
                                       ---------        ---------       ---------        ---------          ---------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                           $  (2,345)       $  (6,766)      $   8,134        $   2,198          $   2,547
                                       =========        =========       =========        =========          =========

------------------------------------------------------
(a) Commenced operations on March 31, 2000.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

             FOR THE PERIOD FROM MARCH 31, 2000 TO OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                            INVESTOR                         INVESTOR
                                           INVESTOR       DESTINATIONS      INVESTOR       DESTINATIONS         INVESTOR
                                         DESTINATIONS      MODERATELY     DESTINATIONS      MODERATELY        DESTINATIONS
                                          AGGRESSIVE       AGGRESSIVE       MODERATE       CONSERVATIVE       CONSERVATIVE
                                           FUND(a)          FUND(a)         FUND(a)          FUND(a)            FUND(a)
                                        --------------   --------------   ------------   ----------------   ----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)            $     (114)      $    1,173       $  1,120        $    4,706          $  1,798
  Net realized losses on investments
    with affiliates                          (19,939)         (21,130)        (6,670)           (9,670)           (1,604)
  Net realized gains (losses) on
    investments with unaffiliates                (22)               8            (45)               43                 6
  Net change in unrealized
    appreciation on investments               17,730           13,183         13,729             7,119             2,347
                                          ----------       ----------       --------        ----------          --------
  Change in net assets resulting on
    operations                                (2,345)          (6,766)         8,134             2,198             2,547
                                          ----------       ----------       --------        ----------          --------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS
  FROM:
  Net investment income                           --               (2)           (69)             (120)             (158)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS
  FROM:
  Net investment income                           --               --            (29)              (84)             (121)
DISTRIBUTIONS TO SERVICE CLASS
  SHAREHOLDERS FROM:
  Net investment income                           --             (212)          (213)             (270)             (374)
                                          ----------       ----------       --------        ----------          --------
CHANGE IN NET ASSETS FROM SHAREHOLDER
  DISTRIBUTIONS                                   --             (214)          (311)             (474)             (653)
                                          ----------       ----------       --------        ----------          --------
CAPITAL TRANSACTIONS:(b)
  Proceeds from shares issued              1,453,020        1,048,940        882,552         2,256,444           607,393
  Distributions reinvested                        --              214            313               475               653
  Cost of shares redeemed                    (22,115)         (24,572)          (289)           (7,876)          (97,705)
                                          ----------       ----------       --------        ----------          --------
  Change in net assets from capital
    transactions                           1,430,905        1,024,582        882,576         2,249,043           510,341
                                          ----------       ----------       --------        ----------          --------
  Change in net assets                     1,428,560        1,017,602        890,399         2,250,767           512,235
                                          ----------       ----------       --------        ----------          --------
NET ASSETS:
  Beginning of period                             --               --             --                --                --
  End of period                           $1,428,560       $1,017,602       $890,399        $2,250,767          $512,235
                                          ==========       ==========       ========        ==========          ========
SHARE TRANSACTIONS:(b)
  Sold                                       154,774          108,561         90,651           228,104            60,810
  Reinvested                                      --               22             32                48                66
  Redeemed                                    (2,316)          (2,509)           (30)             (802)           (9,642)
                                          ----------       ----------       --------        ----------          --------
  Change in shares                           152,458          106,074         90,653           227,350            51,234
                                          ==========       ==========       ========        ==========          ========

------------------------------------------------------
(a) Commenced operations on March 31, 2000.

(b) Both the Capital and Share Transactions sections represent combined data for all classes.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                     INVESTOR DESTINATIONS AGGRESSIVE FUND

                              FINANCIAL HIGHLIGHTS

              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                 PERIOD FROM MARCH 31, 2000 TO OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                            CLASS A SHARES(a)     CLASS B SHARES(a)     SERVICE CLASS SHARES(a)
                                            ------------------    ------------------    ------------------------
NET ASSET VALUE --
  BEGINNING OF PERIOD                            $  10.00              $  10.00                 $ 10.00
                                                 --------              --------                 -------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                       0.02                 (0.02)+                 (0.01)+
  Net realized and unrealized loss                  (0.65)                (0.65)+                 (0.62)+
                                                 --------              --------                 -------
       Total investment activities                  (0.63)                (0.67)                  (0.63)
                                                 --------              --------                 -------
NET ASSET VALUE -- END OF PERIOD                 $   9.37              $   9.33                 $  9.37
                                                 ========              ========                 =======
  Total Return (excluding sales charges)            (6.30)%(d)            (6.70)%(d)              (6.30)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)               $      9              $      9                 $ 1,410
Ratio of expenses to average net assets              0.71%(b)              1.31%(b)                0.61%(b)
Ratio of net investment (loss) income to
  average net assets                                 0.34%(b)             (0.28)%(b)              (0.11)%(b)
Ratio of expenses to average net assets*           394.30%(b)            393.40%(b)               56.64%(b)
Portfolio turnover rate (c)                        253.64%(d)            253.64%(d)              253.64%(d)

------------------------------------------------------
The expense ratios noted above do not include the effect of the expenses of the underlying funds.

 * Ratios calculated as if no expenses were waived and/or reimbursed.

 + Calculated using the average daily shares outstanding for the period.

(a) Commenced operations on March 31, 2000.

(b) Annualized.

(c) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Not annualized.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

                              FINANCIAL HIGHLIGHTS

              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                 PERIOD FROM MARCH 31, 2000 TO OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                            CLASS A SHARES(a)     CLASS B SHARES(a)     SERVICE CLASS SHARES(a)
                                            ------------------    ------------------    ------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD           $ 10.00               $ 10.00                  $ 10.00
                                                 -------               -------                  -------
INVESTMENT ACTIVITIES:
  Net investment income                             0.06                  0.03                     0.07+
  Net realized and unrealized loss                 (0.47)                (0.47)                   (0.47)+
                                                 -------               -------                  -------
       Total investment activities                 (0.41)                (0.44)                   (0.40)
                                                 -------               -------                  -------
DISTRIBUTIONS:
  Net investment income                               --                    --                    (0.01)
                                                 -------               -------                  -------
       Total distributions                            --                    --                    (0.01)
                                                 -------               -------                  -------
NET ASSET VALUE -- END OF PERIOD                 $  9.59               $  9.56                  $  9.59
                                                 =======               =======                  =======
  Total Return (excluding sales charges)           (4.08)%(d)            (4.40)%(d)               (4.04)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)               $    10               $    10                  $   998
Ratio of expenses to average net assets             0.71%(b)              1.31%(b)                 0.61%(b)
Ratio of net investment income to average
  net assets                                        1.10%(b)              0.49%(b)                 1.23%(b)
Ratio of expenses to average net assets*          396.10%(b)            397.48%(b)                66.76%(b)
Portfolio turnover rate (c)                       270.89%(d)            270.89%(d)               270.89%(d)

------------------------------------------------------
The expense ratios noted above do not include the effect of the expenses of the underlying funds.

 * Ratios calculated as if no expenses were waived and/or reimbursed.

 + Calculated using the average daily shares outstanding for the period.

(a) Commenced operations on March 31, 2000.

(b) Annualized.

(c) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Not annualized.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                      INVESTOR DESTINATIONS MODERATE FUND

                              FINANCIAL HIGHLIGHTS

              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                 PERIOD FROM MARCH 31, 2000 TO OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                            CLASS A SHARES(a)     CLASS B SHARES(a)     SERVICE CLASS SHARES(a)
                                            ------------------    ------------------    ------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD           $  10.00              $  10.00                 $  10.00
                                                 --------              --------                 --------
INVESTMENT ACTIVITIES:
  Net investment income                              0.11+                 0.08+                    0.11+
  Net realized and unrealized loss                  (0.23)+               (0.24)+                  (0.22)+
                                                 --------              --------                 --------
       Total investment activities                  (0.12)                (0.16)                   (0.11)
                                                 --------              --------                 --------
DISTRIBUTIONS:
  Net investment income                             (0.07)                (0.03)                   (0.07)
                                                 --------              --------                 --------
       Total distributions                          (0.07)                (0.03)                   (0.07)
                                                 --------              --------                 --------
NET ASSET VALUE -- END OF PERIOD                 $   9.81              $   9.81                 $   9.82
                                                 ========              ========                 ========
  Total Return (excluding sales charges)            (1.21)%(d)            (1.61)%(d)               (1.10)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)               $     10              $     10                 $    871
Ratio of expenses to average net assets              0.71%(b)              1.31%(b)                 0.61%(b)
Ratio of net investment income to average
  net assets                                         1.97%(b)              1.35%(b)                 2.04%(b)
Ratio of expenses to average net assets*           392.91%(b)            393.51%(b)               114.83%(b)
Portfolio turnover rate (c)                        366.93%(d)            366.93%(d)               366.93%(d)

------------------------------------------------------
The expense ratios noted above do not include the effect of the expenses of the underlying funds.

 * Ratios calculated as if no expenses were waived and/or reimbursed.

 + Calculated using the average daily shares outstanding for the period.

(a) Commenced operations on March 31, 2000.

(b) Annualized.

(c) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Not annualized.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

               INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

                              FINANCIAL HIGHLIGHTS

              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                 PERIOD FROM MARCH 31, 2000 TO OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                            CLASS A SHARES(a)     CLASS B SHARES(a)     SERVICE CLASS SHARES(a)
                                            ------------------    ------------------    ------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD           $  10.00              $  10.00                 $ 10.00
                                                 --------              --------                 -------
INVESTMENT ACTIVITIES:
  Net investment income                              0.18+                 0.14+                   0.16+
  Net realized and unrealized loss                  (0.17)+               (0.17)+                 (0.14)+
                                                 --------              --------                 -------
       Total investment activities                   0.01                 (0.03)                   0.02
                                                 --------              --------                 -------
DISTRIBUTIONS:
  Net investment income                             (0.12)                (0.08)                  (0.12)
                                                 --------              --------                 -------
       Total distributions                          (0.12)                (0.08)                  (0.12)
                                                 --------              --------                 -------
NET ASSET VALUE -- END OF PERIOD                 $   9.89              $   9.89                 $  9.90
                                                 ========              ========                 =======
  Total Return (excluding sales charges)             0.10%(d)             (0.26)%(d)               0.18%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)               $     10              $     10                 $ 2,231
Ratio of expenses to average net assets              0.71%(b)              1.31%(b)                0.61%(b)
Ratio of net investment income to average
  net assets                                         3.02%(b)              2.44%(b)                2.85%(b)
Ratio of expenses to average net assets*           438.49%(b)            439.61%(b)               32.84%(b)
Portfolio turnover rate (c)                        425.17%(d)            425.17%(d)              425.17%(d)

------------------------------------------------------
The expense ratios noted above do not include the effect of the expenses of the underlying funds.

 * Ratios calculated as if no expenses were waived and/or reimbursed.

 + Calculated using the average daily shares outstanding for the period.

(a) Commenced operations on March 31, 2000.

(b) Annualized.

(c) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Not annualized.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                    INVESTOR DESTINATIONS CONSERVATIVE FUND

                              FINANCIAL HIGHLIGHTS

              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                 PERIOD FROM MARCH 31, 2000 TO OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                            CLASS A SHARES(a)     CLASS B SHARES(a)     SERVICE CLASS SHARES(a)
                                            ------------------    ------------------    ------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD           $  10.00              $  10.00                 $  10.00
                                                 --------              --------                 --------
INVESTMENT ACTIVITIES:
  Net investment income                              0.23+                 0.19+                    0.24+
  Net realized and unrealized loss                  (0.08)+               (0.08)+                  (0.09)+
                                                 --------              --------                 --------
       Total investment activities                   0.15                  0.11                     0.15
                                                 --------              --------                 --------
DISTRIBUTIONS:
  Net investment income                             (0.16)                (0.12)                   (0.15)
                                                 --------              --------                 --------
       Total distributions                          (0.16)                (0.12)                   (0.15)
                                                 --------              --------                 --------
NET ASSET VALUE -- END OF PERIOD                 $   9.99              $   9.99                 $  10.00
                                                 ========              ========                 ========
  Total Return (excluding sales charges)          1.49%(d)              1.12%(d)                 1.57%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)               $     10              $     10                 $    492
Ratio of expenses to average net assets              0.71%(b)              1.31%(b)                 0.61%(b)
Ratio of net investment income to average
  net assets                                         3.86%(b)              3.26%(b)                 4.32%(b)
Ratio of expenses to average net assets*           441.97%(b)            443.13%(b)               154.74%(b)
Portfolio turnover rate (c)                        449.16%(d)            449.16%(d)               449.16%(d)

------------------------------------------------------
The expense ratios noted above do not include the effect of the expenses of the underlying funds.

 * Ratios calculated as if no expenses were waived and/or reimbursed.

 + Calculated using the average daily shares outstanding for the period.

(a) Commenced operations on March 31, 2000.

(b) Annualized.

(c) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Not annualized.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION

Nationwide Mutual Funds ("NMF" or the "Trust"), formerly known as Nationwide Investing Foundation III, is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended. The Trust currently offers shares in thirty-three separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the five Investor Destination Funds (individually the "Fund," collectively the "Funds") listed below.

     - Investor Destinations Aggressive Fund (Aggressive)

     - Investor Destinations Moderately Aggressive Fund (Moderately Aggressive)

     - Investor Destinations Moderate Fund (Moderate)

     - Investor Destinations Moderately Conservative Fund (Moderately Conservative)

     - Investor Destinations Conservative Fund (Conservative)

Each Fund is constructed as a "fund of funds" which means that it pursues its investment objective primarily by allocating its investments among other mutual funds (the "Underlying Funds"). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Funds, except for the Aggressive Fund, may also invest in a non-registered fixed interest contract issued by Nationwide Life Insurance Company. Each Fund currently offers Class A, Class B, and Service Class shares. Class A and B shares are available to all investors. The Service Class of shares is available to a limited group of institutional investors. The Class A shares are purchased with a maximum 5.75% front-end sales load. The Class B shares contain a 5.00% maximum deferred sales charge (known as a contingent deferred sales charge or CDSC) if you sell your shares within six years of purchase and contain a conversion feature to Class A shares after you have held them for seven years. Sales charges are paid to the Fund's distributor, Nationwide Advisory Services, Inc. (NAS) which either retains them or pays a selling representative. The Service Class of shares has no sales charges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a) VALUATION PROCEDURES

          1. Securities Valuation -- Shares of the Underlying Funds in which the Funds invest are valued at their respective net asset values as reported by the underlying Funds. The securities in the Underlying Funds are generally valued as of the close of business of the regular session of trading on the New York Stock Exchange. Underlying Funds generally value securities in their portfolios for which market quotations are readily available at their market value (generally the last reported sale price) and all other securities and assets at fair value, pursuant to methods established in good faith by the Board of Trustees or Directors of the Underlying Fund. Under most circumstances, the fixed interest contract is valued at par each day. The par value is calculated each day by the summation of the following factors: prior day's par value, prior day's interest accrued (par multiplied by guaranteed fixed rate), and current day net purchase or redemption.

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

          2. Share Valuation -- The net asset value per share of each Portfolio is calculated daily by dividing the total value of the Portfolio's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.

          3. Each Fund may enter into repurchase agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

(b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME

Securities transactions are recorded on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Gains and losses realized sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income for the fixed interest contract is accrued daily and reinvested the following day.

(c) FEDERAL INCOME TAXES

Each Funds policy is to qualify or continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

As of the fiscal year ended October 31, 2000, the Aggressive, Moderately Aggressive, Moderate, Moderately Conservative, and Conservative Funds had net capital loss carry forwards in the amounts of $16,758, $14,718, $3,802, $9,627, and $1,598, respectively. If unused, they will expire in 8 years.

(d) DIVIDENDS TO SHAREHOLDERS

          1. Dividend income, if any, is declared and paid quarterly and is recorded on the ex-dividend date.

          2. Distributable net realized capital gains, if applicable, are declared and distributed at least annually.

          3. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclass of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

     financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Funds.

Accordingly, as of October 31, 2000 undistributed net investment income and capital paid in excess of par value have been adjusted. Negative amounts represent credits and positive amounts represent debits. The adjustments are as follows:

                                                       CAPITAL
                                                       PAID IN    UNDISTRIBUTED
                                                      EXCESS OF   NET INVESTMENT
                                                      PAR VALUE       INCOME
                                                      ---------   --------------
Aggressive Fund.....................................    $(114)         $114

(e) EXPENSES

General expenses of the Trust, not directly attributable to a Fund or to any class of shares, are charged to all Funds based upon each Fund's relative average net assets or some other appropriate basis, as approved by the Trust's Board of Trustees. Once these expenses are charged to a Fund, they are charged to the classes based on total shares outstanding of each class.

Direct expenses of a Fund are applied to that Fund and charged to the classes in the methods mentioned above.

Direct expenses of a class are charged to that class unless otherwise directed by the Trust's Board of Trustees. For example, distribution fees are borne by the specific class of shares to which they apply.

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

(f) CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Funds were as follows:

                                                         MODERATELY                        MODERATELY
                                        AGGRESSIVE       AGGRESSIVE        MODERATE       CONSERVATIVE     CONSERVATIVE
                                      --------------   --------------   --------------   --------------   --------------
                                       PERIOD FROM      PERIOD FROM      PERIOD FROM      PERIOD FROM      PERIOD FROM
                                        MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                           2000             2000             2000             2000             2000
                                      TO OCTOBER 31,   TO OCTOBER 31,   TO OCTOBER 31,   TO OCTOBER 31,   TO OCTOBER 31,
                                         2000(a)          2000(a)          2000(a)          2000(a)          2000(a)
                                      --------------   --------------   --------------   --------------   --------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
  Proceeds from shares issued.......    $   10,000       $   10,000        $ 10,064        $   10,000        $ 10,000
  Distributions reinvested..........            --                2              69               120             158
  Cost of shares redeemed...........            --               --              --                --              --
                                        ----------       ----------        --------        ----------        --------
    Change in capital...............    $   10,000       $   10,002        $ 10,133        $   10,120        $ 10,158
                                        ==========       ==========        ========        ==========        ========
CLASS B SHARES:
  Proceeds from shares issued.......    $   10,017       $   10,000        $ 10,082        $   10,000        $ 10,000
  Distributions reinvested..........            --               --              29                84             121
  Cost of shares redeemed...........            --               --              --                --              --
                                        ----------       ----------        --------        ----------        --------
    Change in capital...............    $   10,017       $   10,000        $ 10,111        $   10,084        $ 10,121
                                        ==========       ==========        ========        ==========        ========
SERVICE CLASS SHARES:
  Proceeds from shares issued.......    $1,429,003       $1,028,940        $862,406        $2,236,444        $587,393
  Distributions reinvested..........            --              212             215               271             374
  Cost of shares redeemed...........       (18,115)         (24,572)           (289)           (7,876)        (97,705)
                                        ----------       ----------        --------        ----------        --------
    Change in capital...............    $1,410,888       $1,004,580        $862,332        $2,228,839        $490,062
                                        ==========       ==========        ========        ==========        ========

SHARE TRANSACTIONS:
CLASS A SHARES:
  Issued............................         1,000            1,000           1,000             1,000           1,000
  Reinvested........................            --               --               7                12              16
  Redeemed..........................            --               --              --                --              --
                                        ----------       ----------        --------        ----------        --------
    Change in shares................         1,000            1,000           1,007             1,012           1,016
                                        ==========       ==========        ========        ==========        ========
CLASS B SHARES:
  Issued............................         1,000            1,000           1,000             1,000           1,000
  Reinvested........................            --               --               3                 9              12
  Redeemed..........................            --               --              --                --              --
                                        ----------       ----------        --------        ----------        --------
    Change in shares................         1,000            1,000           1,003             1,009           1,012
                                        ==========       ==========        ========        ==========        ========
SERVICE CLASS SHARES:
  Issued............................       152,353          106,561          88,651           226,104          58,810
  Reinvested........................            --               22              22                27              38
  Redeemed..........................        (1,895)          (2,509)            (30)             (802)         (9,642)
                                        ----------       ----------        --------        ----------        --------
    Change in shares................       150,458          104,074          88,643           225,329          49,206
                                        ==========       ==========        ========        ==========        ========

---------------

(a) Funds commenced operations on March 31, 2000.

3. TRANSACTION WITH AFFILIATES

Under the terms of the Investment Advisory Agreement the adviser, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Funds. Under the terms of the investment advisory agreement, the Funds pays VMF a management fee, based on the Fund's average daily net assets.

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

Additional information regarding investment advisory fees incurred is as follows for the period ended October 31, 2000:

                                                                         ADVISORY
                                                              ADVISORY     FEE
                                                                FEES     SCHEDULE
                                                              --------   --------
Aggressive..................................................    $150       0.13%
Moderately Aggressive.......................................     129       0.13%
Moderate....................................................      74       0.13%
Moderately Conservative.....................................     215       0.13%
Conservative................................................      57       0.13%

VMF has entered into an Expense Limitation Agreement with the Trust on behalf of the Funds. Pursuant to the Expense Limitation Agreements, VMF has agreed to waive fees, or otherwise reimburse expenses for the Funds (except for Rule 12b-1
Fees) in order to limit annual Fund operating expenses at or below stated expense caps. To the extent that the Funds do not continue to increase net assets, the Funds are reliant upon the ability of VMF to continue to provide fee waivers and reimbursements. The following table illustrates the expense caps for each class of shares of the Funds for the period ended October 31, 2000:

                                                                     EXPENSE CAPS
                                                              ---------------------------
                                                                                  SERVICE
                                                              CLASS A   CLASS B    CLASS
                                                              SHARES    SHARES    SHARES
                                                              -------   -------   -------
Aggressive..................................................   0.71%     1.31%     0.61%
Moderately Aggressive.......................................   0.71%     1.31%     0.61%
Moderate....................................................   0.71%     1.31%     0.61%
Moderately Conservative.....................................   0.71%     1.31%     0.61%
Conservative................................................   0.71%     1.31%     0.61%

During the period ended October 31, 2000, VMF reduced expenses for the Fund as follows:

                                                                        TOTAL FEES
                                    TOTAL FUND    FEES     OTHER FEES    WAIVED/     NET FUND
                                     EXPENSES    WAIVED*   REIMBURSED   REIMBURSED   EXPENSES
                                    ----------   -------   ----------   ----------   --------
Aggressive........................   $104,195    $44,320    $59,122      $103,442     $  753
Moderately Aggressive.............    104,097     44,289     59,157       103,446        651
Moderate..........................    101,674     44,224     57,046       101,270        404
Moderately Conservative...........    101,997     44,376     56,568       100,944      1,053
Conservative......................    101,585     44,206     57,066       101,272        313

* Includes advisory, transfer agent and fund administration.

Reimbursement by the Fund of the advisory fees waived or limited and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreement may be made at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF is not permitted. As of October 31, 2000, the cumulative reimbursements were $103,442, $103,446, $101,270, $100,944, and $101,272 for the Aggressive,
Moderately Aggressive, Moderate, Moderately Conservative, and Conservative Funds, respectively.

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, NAS, the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of shares of the Funds. These fees, based on average daily net assets of the respective class, are not to exceed an annual rate of 0.25% for Class A and Service Class of shares, and 1.00% the Class B shares. Additional information regarding distribution fees incurred by the Fund's is as follows for the period ended October 31, 2000:

                                                                                 SERVICE
                                                           CLASS A    CLASS B     CLASS
                                                           SHARES     SHARES     SHARES
                                                           -------    -------    -------
Aggressive...............................................    $14        $58       $260
Moderately Aggressive....................................     15         57        220
Moderate.................................................     16         64        111
Moderately Conservative..................................     15         58        384
Conservative.............................................     15         59         79

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on each Fund's average daily net assets and paid monthly. Additional information regarding fund administration fees incurred by the Fund's is as follows for the period ended October 31, 2000:

                                  FUND                                 FUND
                             ADMINISTRATION                       ADMINISTRATION
                                FEES(a)                            FEE SCHEDULE
                             --------------    ----------------------------------------------------
Aggressive.................     $44,058
Moderately Aggressive......      44,058        Up to $250 million...................     0.07%
Moderate...................      44,058        On the next $750 million.............     0.05%
Moderately Conservative....      44,058        On $1 billion and more...............     0.04%
Conservative...............      44,058

---------------

(a) Subject to a minimum of $75,000 per year per Fund.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI received fees an annual rate of $18 per account for Class A and B shares (effective October 1, 2000, fees were increased to $20), and 0.01% of the average daily net assets of the Service Class shares. Additional information regarding transfer and dividend disbursing agent fees incurred by the Fund's is as follows for the period ended October 31, 2000:

                                                                                 SERVICE
                                                           CLASS A    CLASS B     CLASS
                                                           SHARES     SHARES     SHARES
                                                           -------    -------    -------
Aggressive...............................................    $51        $51        $10
Moderately Aggressive....................................     49         44          8
Moderate.................................................     44         44          4
Moderately Conservative..................................     44         44         15
Conservative.............................................     44         44          3

VSA has entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services to the Funds.

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, may include Nationwide Financial Services (NFS), Inc. and financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Service Class. For the period ended October 31, 2000, the Fund's incurred no administrative services fees.

Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge. Such fees are deducted from and are not included in proceeds from sales of Class A shares. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of shares of the Fund. For the period ended October 31, 2000, there were no commissions collected.

NAS receives fees for services as principal underwriter for Class B shares of the Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of an account to fall below the total purchase payments made during the past five years. There were no CDSCs collected for the period ended October 31, 2000, on redemptions of Class B Shares.

4. BANK LOANS

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus .50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of this arrangement.

5. INVESTMENT TRANSACTIONS

Purchases and sales of registered investment companies for the period ended October 31, 2000, are summarized as follows:

                                                              PURCHASES       SALES
                                                              ---------     ----------
Aggressive..................................................  $2,157,576    $  720,027
Moderately Aggressive.......................................   1,562,263       556,193
Moderate....................................................   1,301,251       479,146
Moderately Conservative.....................................   3,034,208     1,058,017
Conservative................................................     718,159       318,150

Realized gains and losses have been computed on the first-in, first-out basis unless otherwise specified by the adviser. Cost for financial reporting purposes differs from cost for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $3,203, $6,404, $2,913, $0, and $0 for the Aggressive, Moderately Aggressive, Moderate, Moderately Conservative, and Conservative, respectively.

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

                                                 GROSS            GROSS             NET
                                               UNREALIZED       UNREALIZED       UNREALIZED
                                              APPRECIATION    (DEPRECIATION)    APPRECIATION
                                              ------------    --------------    ------------
Aggressive..................................    $19,831          $(5,304)         $14,527
Moderately Aggressive.......................     13,749           (6,970)           6,779
Moderate....................................     13,997           (3,181)          10,816
Moderately Conservative.....................      8,403           (1,284)           7,119
Conservative................................      2,624             (277)           2,347

6. FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For corporate shareholders, none of the Funds' income dividends and short-term capital gain distributions in the fiscal year ended October 31, 2000, qualify for the dividend received deductions available to certain corporate shareholders.

7. SUBSEQUENT EVENT

At a regular quarterly meeting of the Board of Trustees on December 14 and 15, 2000, the Board the considered and approved the following transactions:

     (a) Approved the change in the principal underwriter of Nationwide Mutual Funds from Nationwide Advisory Services, Inc. to Villanova Distribution Services, Inc. This change will occur as soon as practicable after all necessary regulatory approvals are received.

     (b) Approved the addition of Class C shares for each of the Funds. These shares will be available for sale no earlier than March 1, 2001.

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of
  Nationwide Mutual Funds:

We have audited the accompanying statements of assets and liabilities of Nationwide Mutual Funds -- Investor Destinations Aggressive Fund, Investor Destinations Moderately Aggressive Fund, Investor Destinations Moderate Fund, Investor Destinations Moderately Conservative Fund and Investor Destinations Conservative Fund (the Funds), including the statements of investments, as of October 31, 2000, and the related statements of operations, statements of changes in net assets and the financial highlights for the period March 31, 2000 (commencement of operations) to October 31, 2000. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds as of October 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for the period March 31, 2000 to October 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio
December 18, 2000

                      (This page intentionally left blank)

                            NATIONWIDE INDEX FUNDS:

                       NATIONWIDE(R) SMALL CAP INDEX FUND

                    NATIONWIDE(R) MID CAP MARKET INDEX FUND

                     NATIONWIDE(R) INTERNATIONAL INDEX FUND

                         NATIONWIDE(R) BOND INDEX FUND

                         ASSOCIATED MASTER PORTFOLIOS:

                            MASTER SMALL CAP SERIES

                             MASTER MID CAP SERIES

             MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) SERIES

                          MASTER AGGREGATE BOND SERIES

                            NATIONWIDE MUTUAL FUNDS
                                 ANNUAL REPORT
                                OCTOBER 31, 2000

NATIONWIDE SMALL CAP INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the 10 month period ended October 31, 2000, the Nationwide Small Cap Index Fund returned -2.71%+ versus -0.47% for the Russell 2000 Index, the benchmark index. The Fund commenced operations on December 29, 1999.

The returns for small capitalization securities were particularly lackluster. Year to date, small cap stocks measured by the Russell 2000 Index returned -0.47%. Large cap stocks measured by the S&P 500 Index fared worse, returning -1.81%. Mid cap stocks, on the other hand, reigned supreme. The S&P Mid Cap 400 Index returned an impressive 18.07%.

Throughout 2000, U.S. equity markets experienced extreme volatility. For the Fund, this was particularly true in May and June when there was great speculation around the Russell 2000 Index's annual "reconstitution." This event significantly impacted Index and Fund returns.

The Russell Indices in particular, the Russell 2000 Index experienced their highest rate of turnover in years due to the significant number of IPOs, as well as the considerable outperformance in the technology sector. With smaller cap stocks outperforming larger issues over the first six months of the year 2000, many of the Russell 2000's stellar performers graduated to the larger cap Russell 1000 Index. In total, 118 stocks out of 2000 went from the Russell 2000 to the Russell 1000 Index; 79 of those were from the technology sector. The reconstitution reduced the technology sector's weighting in the Russell 2000 Index by approximately 4%.

Growth-oriented issues were the largest drag on the Russell 2000 Index and the Fund's overall return. The Russell 2000 Growth Index returned -10.69% versus 13.21% for the Russell 2000 Value Index.

During the 10-month period, energy and health care sectors made the largest positive contribution to Index and Fund returns, while consumer discretionary, utilities, and oil sectors detracted from performance.
---------------

+ Performance of Class A shares without sales charge and assuming all distributions are reinvested.

Portfolio Manager: Merrill Lynch Investment Management -- Adviser to the Master portfolio

FUND NET ASSETS: $2,333,301
OCTOBER 31, 2000

AVERAGE ANNUAL TOTAL RETURN
(For Period Ended October 31, 2000)

              Class A
YEARS   W/O SC**   W/ SC(1)   INSTITUTIONAL CLASS(2)
 ---------------------------------------------------
Life*   -2.71%      -8.30%            -2.30%
----------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on the performance data. Class B was not operational as of October 31, 2000.

 * Commenced operations on December 29, 1999.

** These returns do not reflect the effects of a sales charge (SC).

 (1) A 5.75% maximum front-end sales charge was deducted.

 (2) Not subject to any sales charges.

                                              CLASS A             INSTITUTIONAL         RUSSELL 2000 TR              CPI
                                              -------             -------------         ---------------              ---
12/99                                           9425                  10000                  10000                  10000
10/00                                           9170                   9770                   9953                  10354

Comparative performance of $10,000 invested in Nationwide Small Cap Index Fund, Russell 2000 Small Stock Index (Russell 2000)(3), and the Consumer Price Index
(CPI)(4) since inception (12/29/99) to 10/31/00. Unlike our Fund, these indices do not reflect any fees, expenses, or sales charges.

(3) The Russell 2000 is comprised of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

(4) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

NATIONWIDE MID CAP MARKET INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the 10-month period ended October 31, 2000, the Nationwide Mid Cap Market Index Fund returned 18.51%+ versus 18.07% for the S&P MidCap 400 Index, the benchmark index. The Fund commenced operations on December 29, 1999.

During the period, mid-cap stocks reigned supreme. The S&P Midcap 400 Index returned an impressive 18.07%. The returns for small and large-capitalization securities, on the other hand, were particularly lackluster. Year to date, large-cap stocks measured by the S&P 500 Index returned -1.81% and small-cap stocks measured by the Russell 2000 Index -- returned -0.47%.

For the first 10 months of 2000, the energy, health care and capital goods sectors posted double-digit returns and contributed positively to Index and Fund returns. The transportation, basic materials, and communication sectors did not fare as well.

As of October 31, 2000, technology stocks represented more than 24% of the Index's and the Fund's total capitalization. Several of the largest technology stocks graduated to the S&P 500 Index, including Siebel and Veritas. During the period, the Mid Cap Index, and as a result, the Fund, went through 64 composition changes. The Fund was able to benefit from its trading of these Index changes, as on average our executions were superior to the Index's inclusion prices.
---------------

+ Performance of Class A shares without sales charge and assuming all distributions are reinvested.

Portfolio Manager: Merrill Lynch Investment Management -- Adviser to the Master Portfolio

FUND NET ASSETS: $11,005,804
OCTOBER 31, 2000

AVERAGE ANNUAL TOTAL RETURN
(For Period Ended October 31, 2000)

              Class A
YEARS   W/O SC**   W/ SC(1)   INSTITUTIONAL CLASS(2)
 ---------------------------------------------------
Life*    18.51%    11.70%             19.03%
----------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on the performance data. Class B was not operational as of October 31, 2000.

 * Commenced operations on December 29, 1999.

** These returns do not reflect the effects of a sales charge (SC).

 (1) A 5.75% maximum front-end sales charge was deducted.

 (2) Not subject to any sales charges.

                                                                                         S&P MIDCAP 400
                                              CLASS A             INSTITUTIONAL              INDEX                   CPI
                                              -------             -------------          --------------              ---
12/99                                           9425                  10000                  10000                  10000
10/00                                          11170                  11903                  11807                  10354

Comparative performance of $10,000 invested in Nationwide Mid Cap Index Fund, S&P MidCap 400(3) Index, and the Consumer Price Index (CPI)(4) since inception (12/29/99) to 10/31/00. Unlike our Fund, these indices do not reflect any fees, expenses, or sales charges.

 (3) The S&P Midcap 400 Index consists of 400 stocks designed to measure performance of the mid cap company economy through changes in the aggregate market value of these 400 stocks which represent all major industries.

 (4) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

NATIONWIDE INTERNATIONAL INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the 10-month period ending October 31, 2000 the Nationwide International Index Fund had a total return of -13.03%+ versus -13.71% for the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE), the benchmark index. The Fund commenced operations on December 29, 1999.

Throughout 2000, markets worldwide experienced considerable volatility on a daily, as well as a monthly, basis. The U.S. outperformed most global regions over the period. The Far East was the worst performer.

On a country-by-country basis in the EAFE Index, 12 of the 20 countries experienced negative returns New Zealand was down 30.07%; Belgium was down 18.10%; and Austria was down 14.55%. The countries with the largest positive performance included Finland, up 25.29%; Denmark, up 14.92%, and Norway, up 11.46%.

In November, MSCI will re-establish its European company constituents. Furthermore, MSCI has decided to adopt a free-float adjustment to their index construction methodology following the lead of other global index providers, such as FTSE and Dow Jones. Implementation plans will be announced by the end of 2000.
Adjusting to a free float methodology will reduce weightings in those companies where a large portion of shares are closely held and not available in the public marketplace to trade. For example, if the founders of the company own 40% of the shares themselves and only 60% of the shares are available in the open market, MSCI will reduce the company's inclusion rate from 100% (full weight) to 60% (float-adjusted weight). These changes are expected to create high turnover within the current index; however, we anticipate the transaction costs associated with managing the Fund to the new Index to be lower.
---------------

+ Performance of Class A shares without sales charge and assuming all distributions are reinvested.

Portfolio Manager: Merrill Lynch Investment Management -- Adviser to the Master Portfolio

FUND NET ASSETS: $3,142,014
OCTOBER 31, 2000

AVERAGE ANNUAL TOTAL RETURN
(For Period Ended October 31, 2000)

              CLASS A              CLASS B()
YEARS   W/O SC**   W/ SC(1)   W/O SC**   W/ SC(2)   INSTITUTIONAL CLASS(3)
 -------------------------------------------------------------------------
Life*   -13.03%    -18.03%    -13.62%    -17.93%           -12.65%
--------------------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on the performance data.

 * Commenced operations on December 29, 1999.

** These returns do not reflect the effects of a sales charge (SC).

 (1) A 5.75% maximum front-end sales charge was deducted.

 (2) A 5.00% maximum contingent deferred sales charge (CDSC) would be deducted. The CDSC declines to 0% after 6 years.
 (3) Not subject to any sales charges.

                                     CLASS A             CLASS B          INSTITUTIONAL         MSCI EAFE              CPI
                                     -------             -------          -------------         ---------              ---
12/99                                 9425                10000               10000               10000               10000
10/00                                 8197                 8207                8735                8629               10354

Comparative performance of $10,000 invested in Nationwide International Index
 Fund, Morgan Stanley Capital International -- Europe, Australasia, and Far East Index (MSCI EAFE)(4), and the Consumer Price Index (CPI)(5) since inception (12/29/99) to 10/31/00. Unlike our Fund, these indices do not reflect any fees, expenses, or sales charges.

(4) The MSCI EAFE is an unmanaged index generally representative of the performance of international stock markets.

(5) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

NATIONWIDE BOND INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the 10-month period ended October 31, 2000, the Nationwide Bond Index Fund returned 5.92%+ versus 7.82% for the Lehman Brothers Aggregate Bond Index, the benchmark index. The Fund commenced operations on December 29, 1999.

The Fund uses a stratified sampling approach to construct the portfolio. Management actively seeks to match the characteristics of the securities within the portfolio to those of the benchmark. However, factors that contribute to performance are always marginal when talking about management of an index fund. In this case, during the period of January 1, 2000 through October 31, 2000, the Fund had a marginal over-allocation in Treasury securities in relation to Agency securities. Treasuries outperformed Agencies after it became apparent that budget surpluses would result in decreased issuance of Treasuries. Also, the buyback of existing Treasuries helped that sector to outperform.

As indicated, Treasury securities performed well and were the highest performer for the period. The Corporate sector was the poorest performer due to earning pressures and signals of economic weakening.

Government issues (comprised of the Treasury sub-sector and the Agency sub-sector) continued to have the highest representation in the Index, and therefore, in the Fund. However, the Index's allocation relative to the mortgage sector has been in steady decline. During the year, holdings in the government sector declined from 41.6% to 38.3%, while holdings in the mortgage sector increased from 36.9% to 38.0%. In the near future, we anticipate the mortgage sector to have the largest representation in the Index and in the Fund.
---------------

+ Performance of Class A shares without sales charge and assuming all distributions are reinvested.

Portfolio Manager: Merrill Lynch Investment Management -- Adviser to the Master Portfolio

FUND NET ASSETS: $12,115,300
OCTOBER 31, 2000

AVERAGE ANNUAL TOTAL RETURN
(For Period Ended October 31, 2000)

              CLASS A            INSTITUTIONAL
YEARS   W/O SC**   W/ SC(1)        CLASS(2)
 ------------------------------------------------
Life*    5.92%      -0.17%           6.47%
-------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on the performance data. Class B was not operational as of October 31, 2000.

 * Commenced operations on December 29, 1999.

** These returns do not reflect the effects of a sales charge (SC).

 (1) A 5.75% maximum front-end sales charge was deducted.

 (2) Not subject to any sales charges.

                                                                                       LB AGGREGATE BOND
                                              CLASS A             INSTITUTIONAL                TR                    CPI
                                              -------             -------------        -----------------             ---
12/99                                         9425.00                10000.00               10000.00               10000.00
10/00                                         9983.00                10647.00               10782.00               10354.00

Comparative performance of $10,000 invested in Nationwide Bond Index Fund, Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(3), and the Consumer Price Index (CPI)(4) since inception (12/29/99) to 10/31/00. Unlike our Fund, these indices do not reflect any fees, expenses, or sales charges.

(3) The Lehman Brothers Aggregate Bond Index consists of investment grade debt issues that have at least $100 million par amount outstanding and at least one year to final maturity.

(4) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

                           NATIONWIDE(R) MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                                               MID CAP
                                                             SMALL CAP          MARKET       INTERNATIONAL        BOND
                                                             INDEX FUND       INDEX FUND      INDEX FUND       INDEX FUND
                                                           --------------   --------------   -------------   --------------
ASSETS:
  Investments in Master Portfolios, at value                 $2,347,688      $11,029,211      $3,152,757      $12,198,099
  Receivable for Fund shares sold                                    --               86           1,620               --
  Receivable from adviser                                        15,208           20,893          14,284           11,785
  Prepaid and other assets                                        4,547            4,679           6,455            5,018
                                                             ----------      -----------      ----------      -----------
      Total Assets                                            2,367,443       11,054,869       3,175,116       12,214,902
                                                             ----------      -----------      ----------      -----------
LIABILITIES:
  Distributions payable                                              --               --              --           63,775
  Payable for capital shares redeemed                                --                1              --               --
  Accrued expenses and other payables:
    Fund administration fees                                      6,353            6,352           6,353            6,353
    Transfer agent fees                                              75               92             321               98
    Distribution fees                                                 5              631              90            1,773
    Other                                                        27,709           41,989          26,338           27,603
                                                             ----------      -----------      ----------      -----------
      Total Liabilities                                          34,142           49,065          33,102           99,602
                                                             ----------      -----------      ----------      -----------
NET ASSETS                                                   $2,333,301      $11,005,804      $3,142,014      $12,115,300
                                                             ==========      ===========      ==========      ===========
NET ASSETS:
  Capital                                                    $2,415,466      $10,059,644      $3,384,282      $12,116,666
  Accumulated net investment income from investments and
    foreign transactions                                          3,540           13,284           1,651               --
  Net unrealized appreciation (depreciation) from
    investments and foreign transactions                        (51,955)         474,258        (214,337)          (1,281)
  Accumulated net realized gains (losses) from investment
    transactions and foreign transactions                       (33,750)         458,618         (29,582)             (85)
                                                             ----------      -----------      ----------      -----------
NET ASSETS                                                   $2,333,301      $11,005,804      $3,142,014      $12,115,300
                                                             ==========      ===========      ==========      ===========
NET ASSETS:
  Class A Shares                                             $   31,925      $ 3,049,183      $  230,261      $ 8,351,832
  Class B Shares(a)                                                  --               --          53,427               --
  Institutional Class Shares                                  2,301,376        7,956,621       2,858,326        3,763,468
                                                             ----------      -----------      ----------      -----------
      Total                                                  $2,333,301      $11,005,804      $3,142,014      $12,115,300
                                                             ==========      ===========      ==========      ===========
SHARES OUTSTANDING (unlimited number of shares
  authorized):
  Class A Shares                                                  3,302          258,972          26,605          828,232
  Class B Shares(a)                                                  --               --           6,195               --
  Institutional Class Shares                                    237,331          674,230         329,949          373,170
                                                             ----------      -----------      ----------      -----------
      Total                                                     240,633          933,202         362,749        1,201,402
                                                             ==========      ===========      ==========      ===========
NET ASSET VALUE:
  Class A Shares                                             $     9.67      $     11.77      $     8.65      $     10.08
  Class B Shares**                                                   --               --      $     8.62               --
  Institutional Class Shares***                              $     9.70      $     11.80      $     8.66      $     10.09
MAXIMUM OFFERING PRICE (100%/(100%-Maximum Sales Charge)
  of net asset value adjusted to nearest cent per share):
  Class A Shares*                                            $    10.26      $     12.49      $     9.18      $     10.69
                                                             ----------      -----------      ----------      -----------
Maximum sales charge -- Class A Shares                             5.75%            5.75%           5.75%            5.75%
                                                             ==========      ===========      ==========      ===========

------------------------------------------------------

  * Class A Shares include a front-end sales charge.

 ** For Class B Shares, the redemption price per share varies by length of time shares are held.

*** Institutional Class Shares are not subject to a front-end sales charge.

 (a) Class B was not active in Small Cap Index, Mid Cap Index, and Bond Index Funds.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS

            FOR THE PERIOD DECEMBER 29, 1999 TO OCTOBER 31, 2000 (a)
--------------------------------------------------------------------------------

                                                                      MID CAP                        BOND
                                                       SMALL CAP    MARKET INDEX   INTERNATIONAL     INDEX
                                                       INDEX FUND       FUND        INDEX FUND       FUND
                                                       ----------   ------------   -------------   ---------
INVESTMENT INCOME:
  Investment income from portfolio                     $   9,505     $   97,219      $  12,633     $ 140,521
  Master expenses                                           (534)        (4,374)          (657)       (2,891)
                                                       ---------     ----------      ---------     ---------
    Total income                                           8,971         92,845         11,976       137,630
EXPENSES:
  Fund administration fees                                63,115         63,115         63,115        63,115
  Custodian fees                                             385            579            366           385
  Distribution fees                                           26          5,839            542         3,044
  Professional fees                                       12,570         15,030         11,190        12,522
  Trustees' fees and expenses                                126            151            126           126
  Transfer agent fees                                        141            412          1,087           177
  Registration and filing fees                            39,457         52,701         39,967        34,082
  Shareholders' reports                                   10,762         10,762         11,050        10,762
  Other                                                      538          6,251            540         5,854
                                                       ---------     ----------      ---------     ---------
    Total expenses before waived or reimbursed
      expenses                                           127,120        154,840        127,983       130,067
    Expenses waived or reimbursed                       (126,209)      (130,524)      (124,905)     (120,468)
                                                       ---------     ----------      ---------     ---------
    Net expenses                                             911         24,316          3,078         9,599
                                                       ---------     ----------      ---------     ---------
NET INVESTMENT INCOME                                  $   8,060     $   68,529      $   8,898     $ 128,031
                                                       =========     ==========      =========     =========
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
  Net realized gains (losses) on investment
    transactions and foreign transactions                (33,750)       458,618        (29,582)          (85)
  Net change in unrealized appreciation
    (depreciation) on investments and foreign
    transactions                                         (51,955)       474,258       (214,337)       (1,281)
                                                       ---------     ----------      ---------     ---------
  Net realized/unrealized gains (losses) on
    investments and foreign transactions                 (85,705)       932,876       (243,919)       (1,366)
                                                       ---------     ----------      ---------     ---------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS         $ (77,645)    $1,001,405      $(235,021)    $ 126,665
                                                       =========     ==========      =========     =========

------------------------------------------------------
(a) Period from commencement of operations.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

           FOR THE PERIOD DECEMBER 29, 1999 TO OCTOBER 31, 2000 (a,b)
--------------------------------------------------------------------------------

                                                                     MID CAP
                                                     SMALL CAP       MARKET       INTERNATIONAL       BOND
                                                     INDEX FUND    INDEX FUND      INDEX FUND      INDEX FUND
                                                     ----------    -----------    -------------    -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                              $   8,060     $    68,529     $     8,898     $   128,031
  Net realized gains (losses) from investment
    transactions                                       (33,750)        458,618         (29,582)            (85)
  Net change in unrealized appreciation
    (depreciation) from investments                    (51,955)        474,258        (214,337)         (1,281)
                                                     ----------    -----------     -----------     -----------
  Change in net assets resulting from operations       (77,645)      1,001,405        (235,021)        126,665
                                                     ----------    -----------     -----------     -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
  Net investment income                                    (72)        (19,837)           (947)        (74,037)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
  Net investment income                                     --              --             (68)             --
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS
  FROM:
  Net investment income                                 (4,448)        (35,508)         (6,232)        (53,994)
                                                     ----------    -----------     -----------     -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS     (4,520)        (55,345)         (7,247)       (128,031)
                                                     ----------    -----------     -----------     -----------
CAPITAL TRANSACTIONS:*
  Proceeds from shares issued                        2,688,329      10,366,079       6,288,153      13,697,559
  Distributions reinvested                               4,519          55,328           7,228          64,213
  Cost of shares redeemed                             (277,382)       (361,663)     (2,911,099)     (1,645,106)
                                                     ----------    -----------     -----------     -----------
  Change in net assets from capital transactions     2,415,466      10,059,744       3,384,282      12,116,666
                                                     ----------    -----------     -----------     -----------
  Change in net assets                               2,333,301      11,005,804       3,142,014      12,115,300
                                                     ----------    -----------     -----------     -----------
NET ASSETS:
  Beginning of period                                       --              --              --              --
  End of period                                      $2,333,301    $11,005,804     $ 3,142,014     $12,115,300
                                                     ==========    ===========     ===========     ===========
SHARE TRANSACTIONS:*
  Sold                                                 268,229         959,410         693,927       1,357,699
  Reinvested                                               454           4,814             812           6,350
  Redeemed                                             (28,050)        (31,022)       (331,990)       (162,647)
                                                     ----------    -----------     -----------     -----------
  Change in shares                                     240,633         933,202         362,749       1,201,402
                                                     ==========    ===========     ===========     ===========

------------------------------------------------------

 * Both the Capital Transactions and Share Transactions sections represent combined data for all classes of shares.

(a) Period from commencement of operations.

(b) Class B was not active in Small Cap Index, Mid Cap Index, and Bond Index Funds.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                              SMALL CAP INDEX FUND

                              FINANCIAL HIGHLIGHTS

           FOR THE PERIOD DECEMBER 29, 1999 TO OCTOBER 31, 2000 (a,b)
--------------------------------------------------------------------------------

                                                              CLASS A SHARES    INSTITUTIONAL CLASS
                                                              --------------    -------------------
NET ASSETS VALUE -- BEGINNING OF PERIOD                          $  10.00             $ 10.00
                                                                 --------             -------
INVESTMENT ACTIVITIES:
  Net investment income                                              0.07                0.09
  Net realized and unrealized loss                                  (0.34)              (0.32)
                                                                 --------             -------
       Total investment activities                                  (0.27)              (0.23)
                                                                 --------             -------
DISTRIBUTIONS:
  Net investment income                                             (0.06)              (0.07)
                                                                 --------             -------
       Total distributions                                          (0.06)              (0.07)
                                                                 --------             -------
NET ASSET VALUE -- END OF PERIOD                                 $   9.67             $  9.70
                                                                 ========             =======
  Total Return (excluding sales charges)(c)                         (2.71)%             (2.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                               $     32             $ 2,301
Ratio of expenses to average net assets(d)                           0.79%               0.29%
Ratio of net investment income to average net assets(d)              1.00%               1.69%
Ratio of expenses to average net assets*(d)                        329.04%              19.76%
Portfolio Turnover rate(c,e)                                        48.27%              48.27%

------------------------------------------------------
 * During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Class B was not active in Small Cap Index Fund.

(c) Not annualized.

(d) Annualized.

(e) Portfolio Turnover is based on the Master Portfolios. (See notes to the financial statements).

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                           MID CAP MARKET INDEX FUND

                              FINANCIAL HIGHLIGHTS

           FOR THE PERIOD DECEMBER 29, 1999 TO OCTOBER 31, 2000 (a,b)
--------------------------------------------------------------------------------

                                                              CLASS A SHARES    INSTITUTIONAL CLASS
                                                              --------------    -------------------
NET ASSETS VALUE -- BEGINNING OF PERIOD                          $  10.00             $ 10.00
                                                                 --------             -------
INVESTMENT ACTIVITIES:
  Net investment income                                              0.09                0.14+
  Net realized and unrealized gain                                   1.76                1.76+
                                                                 --------             -------
       Total investment activities                                   1.85                1.90
                                                                 --------             -------
DISTRIBUTIONS:
  Net investment income                                             (0.08)              (0.10)
                                                                 --------             -------
       Total distributions                                          (0.08)              (0.10)
                                                                 --------             -------
NET ASSET VALUE -- END OF PERIOD                                 $  11.77             $ 11.80
                                                                 ========             =======
  Total Return (excluding sales charges)(c)                         18.51%              19.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                               $  3,049             $ 7,957
Ratio of expenses to average net assets(d)                           0.81%               0.31%
Ratio of net investment income to average net assets(d)              0.95%               1.49%
Ratio of expenses to average net assets*(d)                          3.12%               2.76%
Portfolio Turnover rate(c,e)                                        35.19%              35.19%

------------------------------------------------------
 * During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

 + Calculated using the average daily shares outstanding for the period.

(a) Period from commencement of operations.

(b) Class B was not active in Mid Cap Market Index Fund.

(c) Not annualized.

(d) Annualized.

(e) Portfolio Turnover is based on the Master Portfolios. (See notes to the financial statements).

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                            INTERNATIONAL INDEX FUND

                              FINANCIAL HIGHLIGHTS

            FOR THE PERIOD DECEMBER 29, 1999 TO OCTOBER 31, 2000 (a)
--------------------------------------------------------------------------------

                                                     CLASS A SHARES    CLASS B SHARES    INSTITUTIONAL CLASS
                                                     --------------    --------------    -------------------
NET ASSETS VALUE -- BEGINNING OF PERIOD                 $ 10.00           $ 10.00              $ 10.00
                                                        -------           -------              -------
INVESTMENT ACTIVITIES:
  Net investment income                                    0.06              0.02                 0.09
  Net realized and unrealized loss                        (1.36)            (1.38)               (1.35)
                                                        -------           -------              -------
       Total investment activities                        (1.30)            (1.36)               (1.26)
                                                        -------           -------              -------
DISTRIBUTIONS:
  Net investment income                                   (0.05)            (0.02)               (0.08)
                                                        -------           -------              -------
       Total distributions                                (0.05)            (0.02)               (0.08)
                                                        -------           -------              -------
NET ASSET VALUE -- END OF PERIOD                        $  8.65           $  8.62              $  8.66
                                                        =======           =======              =======
  Total Return (excluding sales charges)(b)              (13.03)%          (13.62)%             (12.65)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                      $   230           $    53              $ 2,858
Ratio of expenses to average net assets(c)                 0.86%             1.46%                0.36%
Ratio of net investment income to average net
  assets(c)                                                1.01%             0.39%                1.16%
Ratio of expenses to average net assets*(c)               49.77%            63.29%                8.18%
Portfolio Turnover rate(b,d)                               5.66%             5.66%                5.66%

------------------------------------------------------
 * During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio Turnover is based on the Master Portfolios. (See notes to the financial statements).

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                                 BOND INDEX(B)

                              FINANCIAL HIGHLIGHTS

           FOR THE PERIOD DECEMBER 29, 1999 TO OCTOBER 31, 2000 (a,b)
--------------------------------------------------------------------------------

                                                              CLASS A SHARES    INSTITUTIONAL CLASS
                                                              --------------    -------------------
NET ASSETS VALUE -- BEGINNING OF PERIOD                          $ 10.00              $ 10.00
                                                                 -------              -------
INVESTMENT ACTIVITIES:
  Net investment income                                             0.50                 0.54
  Net realized and unrealized gain                                  0.08                 0.09
                                                                 -------              -------
       Total investment activities                                  0.58                 0.63
                                                                 -------              -------
DISTRIBUTIONS:
  Net investment income                                            (0.50)               (0.54)
                                                                 -------              -------
       Total distributions                                         (0.50)               (0.54)
                                                                 -------              -------
NET ASSET VALUE -- END OF PERIOD                                 $ 10.08              $ 10.09
                                                                 =======              =======
  Total Return (excluding sales charges)(c)                         5.92%                6.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                               $ 8,352              $ 3,763
Ratio of expenses to average net assets(d)                          0.81%                0.31%
Ratio of net investment income to average net assets(d)             6.06%                6.49%
Ratio of expenses to average net assets*(d)                         3.48%               10.87%
Portfolio Turnover rate(c,e)                                       35.74%               35.74%

------------------------------------------------------
 * During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Class B is not active in Bond Index Fund.

(c) Not annualized.

(d) Annualized.

(e) Portfolio Turnover is based on the Master Portfolios. (See notes to the financial statements.)

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                         NOTES TO FINANCIAL STATEMENTS

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------
1. ORGANIZATION

Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended. The Trust currently offers shares in thirty-three separate series, or mutual funds each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the following:

     - Nationwide Small Cap Index Fund (Small Cap Index)

     - Nationwide Mid Cap Market Index Fund (Mid Cap Market Index)

     - Nationwide International Index Fund (International Index)

     - Nationwide Bond Index Fund (Bond Index)

Unlike traditional mutual funds, the structure of these Funds is sometimes called a "master/feeder" structure. Each Fund (individually a "Feeder Fund", collectively the "Feeder Funds") seeks to achieve its investment objectives by investing substantially all its assets in a corresponding series ("Master Portfolio") of the Quantitative Master Series Trust that is advised by Fund Asset Management, LP ("FAM"). Each Feeder Fund invests in a Master Portfolio (individually a "Master Portfolio", collectively the "Master Portfolios") which has the same investment objectives as those of the Feeder Fund.

                                                                                    PROPORTIONATE
                                                                                       INTEREST
                                                                                    ON OCTOBER 31,
FEEDER FUNDS                                     MASTER PORTFOLIOS                       2000
------------                           -------------------------------------    ----------------------
Small Cap Index......................  Master Small Cap Index Series                     1.40%
Mid Cap Market Index.................  Master Mid Cap Index Series                      96.99%
International Index..................  Master International (Capitalization
                                       Weighted) Index Series                           19.93%
Bond Index...........................  Master Aggregate Bond Index Series                4.07%

Fund Assets Management, L.P. (FAM), is the investment adviser of the Master Portfolios for which the Feeder Funds invest. Under the terms of the investment advisory agreement, each Master Portfolio pays FAM a management fee based on the Master Portfolio's average daily net assets.

Additional information regarding investment advisory fees of the Master Portfolios is as follows for the period ended October 31, 2000:

                                                                ADVISORY
                                                                  FEE
                                                                SCHEDULE
                                                                --------
Master Small Cap Index Series*..............................      0.08%
Master Mid Cap Market Index Series..........................      0.01%
Master International Index Series...........................      0.01%
Master Bond Index Series*...................................      0.06%

------------------------------------------------------
* FAM has entered into contractual agreements that currently limits management fees to 0.01%.

The Master Portfolios typically invest, either directly or indirectly, in stocks, bonds, and other securities. The value of each Feeder Fund's investment in each corresponding Master Portfolio included in the accompanying statements of assets and liabilities reflects each Feeder Fund's proportionate beneficial interest in the net assets of that Master Portfolio. The performance of each Feeder Fund is directly affected by the performance of its corresponding Master Portfolio. The most recently audited Financial Statements of each Master Portfolio, including its statement of

                           NATIONWIDE(R) MUTUAL FUNDS

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

investments, are included elsewhere within this report and should be read in conjunction with each corresponding Feeder Funds' financial statements.

The Feeder Funds commenced operations on December 29, 1999 with three classes of shares, Class A, Class B, and Institutional Class, however, Class B shares of Small Cap Index, Mid Cap Market Index, and Bond Index were not operational as of the Report Date. Class A and B shares (when operational) are available to all investors. The Institutional Class shares is available to a limited group of investors. The Class A shares are purchased with a maximum 5.75% front-end sales load. The Class B are subject to a 5.00% maximum deferred sales charge (known as a contingent deferred sales charge or CDSC) if you sell your shares within six years of purchase and contain a conversion feature to Class A shares after you have held them for seven years. Sales charges are paid to the Feeder Fund's distributor, Nationwide Advisory Services, Inc. (NAS) which either retains them or pays a selling representative. The Institutional Class shares have no sales charges.

The Class A shares pay distribution and/or service (12b-1) fees under a Distribution Plan of 0.25%. The Class B shares pay 1.00% 12b-1 fee. These fees are either retained or paid by NAS to brokers for distribution and shareholders services.

The Class A shares pay administrative service fees of up to 0.25%. These fees are paid to brokers and other entities that provide administrative support services to the beneficial owners of the applicable shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the Unite States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a) VALUATION PROCEDURES

          1. Securities Valuation -- Shares of the securities in which the Master Portfolios invest are valued at their respective net asset values as determined under the Investment Company Act of 1940. The securities in the Master Portfolios are valued as of the close of business of the regular session of trading on the New York Stock Exchange. The Master Portfolios generally value securities in their portfolios for which market quotations are readily available at their market value (generally the last reported sale price) and all other securities and assets at fair value, pursuant to methods established in good faith by the Board of Trustees of the Master Portfolios.

          2. Share Valuation -- The net asset value per share of each respective class of each Feeder Fund is calculated daily by dividing each class' value of the Feeder Funds' assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.

(b) FEEDER FUNDS

The Feeder Funds record daily their pro-rata share of their respective Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses daily as incurred. Realized gains or losses and changes in unrealized appreciation or depreciation represent the Fund's share of such elements allocated from the Portfolio.

                           NATIONWIDE(R) MUTUAL FUNDS

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

(c) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME

The Feeder Funds purchase and sell shares of the corresponding Master Portfolio. The Feeder Funds recognize their proportionate share of the net investment income and realized and unrealized gains and losses recognized by the corresponding Master Portfolio on a daily basis. The net investment income and realized and unrealized gains and losses are allocated daily to each Feeder Funds respective class of shares based on the total shares outstanding of each class.

(d) FEDERAL INCOME TAXES

Each Feeder Fund's policy is to qualify or continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Feeder Funds to continue such qualification. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

(e) DISTRIBUTIONS TO SHAREHOLDERS

          1. Net investment income, if any, is declared and paid quarterly and is recorded on the ex-dividend date.

          2. Distributable net realized capital gains, if applicable, are declared and distributed at least annually.

          3. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclass of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Feeder Funds.

For the fiscal year ended December 31, 1999, the following reclassifications were necessary:

                                                CAPITAL PAID   UNDISTRIBUTED    UNDISTRIBUTED
                                                IN EXCESS OF   NET INVESTMENT      CAPITAL
                     FUND                        PAR VALUE         INCOME           GAIN
                     ----                       ------------   --------------   -------------
Mid Cap Market Index                                 $--           $ (100)          $ 100

(f) EXPENSES

General expenses of the Trust, not directly attributable to a Feeder Fund or to any class of shares, are charged to all Funds based upon each Feeder Fund's relative average net assets or some other appropriate basis, as approved by the Trust's Board of Trustees. Once these expenses are allocated to a Feeder Fund, they are allocated to the classes based on total shares outstanding of each class.

Direct expenses of a Feeder Fund are applied to that Fund and allocated to the classes in the methods mentioned above.

Direct expenses of a class are charged to that class unless otherwise directed by the Trust's Board of Trustees. For example, distribution fees are borne by the specific class of shares to which they apply.

                           NATIONWIDE(R) MUTUAL FUNDS

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

(g) CAPITAL SHARE TRANSACTIONS

Transactions in Capital shares of the Feeder Funds were as follows:

                                                         SMALL CAP         MID CAP       INTERNATIONAL         BOND
                                                           INDEX         MARKET INDEX        INDEX            INDEX
                                                       --------------   --------------   --------------   --------------
                                                        PERIOD FROM      PERIOD FROM      PERIOD FROM      PERIOD FROM
                                                        DECEMBER 29,     DECEMBER 29,     DECEMBER 29,     DECEMBER 29,
                                                            1999             1999             1999             1999
                                                       TO OCTOBER 31,   TO OCTOBER 31,   TO OCTOBER 31,   TO OCTOBER 31,
                                                          2000(a)          2000(a)          2000(a)          2000(a)
                                                       --------------   --------------   --------------   --------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
  Proceeds from shares issued........................    $   32,136       $2,626,384       $  275,537       $8,352,143
  Distributions reinvested...........................            72           19,826              929           32,018
  Cost of shares redeemed............................           (21)         (41,010)         (16,835)         (19,063)
                                                         ----------       ----------       ----------       ----------
    Change in capital................................    $   32,187       $2,605,200       $  259,631       $8,365,098
                                                         ==========       ==========       ==========       ==========
CLASS B SHARES:(b)
  Proceeds from shares issued........................    $       --       $       --       $   61,506       $       --
  Distributions reinvested...........................            --               --               68               --
  Cost of shares redeemed............................            --               --           (2,824)              --
                                                         ----------       ----------       ----------       ----------
    Change in capital................................    $       --       $       --       $   58,750       $       --
                                                         ==========       ==========       ==========       ==========
INSTITUTIONAL CLASS SHARES:
  Proceeds from shares issued........................    $2,656,193       $7,739,695       $5,951,110       $5,345,416
  Distributions reinvested...........................         4,447           35,502            6,231           32,195
  Cost of shares redeemed............................      (277,361)        (320,653)      (2,891,440)      (1,626,043)
                                                         ----------       ----------       ----------       ----------
    Change in capital................................    $2,383,279       $7,454,544       $3,065,901       $3,751,568
                                                         ==========       ==========       ==========       ==========

SHARE TRANSACTIONS:
CLASS A SHARES:
  Issued.............................................         3,297          260,519           28,328          826,955
  Reinvested.........................................             7            1,742               99            3,164
  Redeemed...........................................            (2)          (3,289)          (1,822)          (1,887)
                                                         ----------       ----------       ----------       ----------
    Change in shares.................................         3,302          258,972           26,605          828,232
                                                         ==========       ==========       ==========       ==========
CLASS B SHARES:(b)
  Issued.............................................            --               --            6,498               --
  Reinvested.........................................            --               --                7               --
  Redeemed...........................................            --               --             (310)              --
                                                         ----------       ----------       ----------       ----------
    Change in shares.................................            --               --            6,195               --
                                                         ==========       ==========       ==========       ==========
INSTITUTIONAL CLASS SHARES:
  Issued.............................................       264,932          698,891          659,101          530,744
  Reinvested.........................................           447            3,072              706            3,186
  Redeemed...........................................       (28,048)         (27,733)        (329,858)        (160,760)
                                                         ----------       ----------       ----------       ----------
    Change in shares.................................       237,331          674,230          329,949          373,170
                                                         ==========       ==========       ==========       ==========

------------------------------------------------------
(a) Funds commenced operations on December 29, 1999.

(b) Class B was not active in Small Cap Index, Mid Cap Index, and Bond Index.

3. TRANSACTIONS WITH AFFILIATES

Villanova SA Capital Trust (VSA) as Fund Administrator has entered into an Expense Limitation Agreement with the Trust on behalf of the Funds. Pursuant to the Expense Limitation Agreement, VMF has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Class of the Funds. To the extent that the Funds do not continue to increase net assets, the Funds are reliant upon the

                           NATIONWIDE(R) MUTUAL FUNDS

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

ability of VMF to continue to provide fee waivers and reimbursements. The following table illustrates the expense caps for each Share class of the Funds for the period ended October 31, 2000:

                                                                  EXPENSE CAPS
                                                       -----------------------------------
                                                       CLASS A    CLASS B    INSTITUTIONAL
                                                       SHARES     SHARES         CLASS
                                                       -------    -------    -------------
Small Cap Index......................................   0.79%      1.39%         0.29%
Mid Cap Market Index.................................   0.81%      1.41%         0.31%
International Index..................................   0.86%      1.46%         0.36%
Bond Index...........................................   0.81%      1.41%         0.31%

During the period ended October 31, 2000, expenses were reduced as follows:

                                                        OTHER        TOTAL FEES
                       TOTAL FUND                   FEES/EXPENSES     WAIVED/      NET FUND
                        EXPENSES     FEE WAIVED*     REIMBURSED      REIMBURSED    EXPENSES
                       ----------    -----------    -------------    ----------    --------
Small Cap Index......   $127,120       $63,256         $62,953        $126,209     $   911
Mid Cap Market
  Index..............    154,840        63,527          66,997         130,524      24,316
International
  Index..............    127,983        64,203          60,702         124,905       3,078
Bond Index...........    130,067        63,293          57,175         120,468       9,599

------------------------------------------------------
* Includes transfer agent and fund administration fees.

Reimbursement by the Fund of the advisory fees waived or limited and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreement may be made at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF is not permitted. As of October 31, 2000, the cumulative reimbursements were $126,209, $130,524, $124,905, and $120,468 for the Small Cap Index, Mid Cap
Market Index, International Index, and Bond Index Funds, respectively.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, NAS, the Feeder Funds' Distributor, is compensated by the Feeder Funds for expenses associated with the distribution of shares of the Feeder Funds. These fees, based on average daily net assets of the respective class, are not to exceed an annual rate of 0.25% for Class A and 1.00% the Class B shares. Additional information regarding distribution fees incurred by the Fund's are as follows for the period ended October 31, 2000:

                                                              CLASS A    CLASS B
                                                              SHARES     SHARES
                                                              -------    -------
Small Cap Index.............................................  $   26      $ --
Mid Cap Market Index........................................   5,839        --
International Index.........................................     298       244
Bond Index..................................................   3,044        --

Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Feeder Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A Shares. Such fees are deducted from and are not included in the proceeds from sales of Class A shares. From such fees, NAS

                           NATIONWIDE(R) MUTUAL FUNDS

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

pays sales commissions, salaries, and other expenses in the connection with generating new sales of Class A shares of the Feeder Funds. For the period ended October 31, 2000, the commissions were collected as follows:

                                                                CLASS A
                                                                SHARES
                                                                -------
Small Cap Index.............................................    $   --
Mid Cap Market Index........................................        --
International Index.........................................     1,902
Bond Index..................................................        --

NAS also receives fees for services as principal underwriter for Class B shares of the Feeder Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholders account to fall below the total purchase payments made during the past five years; the CDSC, if applicable, will be imposed on redemptions made within 6 years of the purchase. CDSCs collected on for the period ended October 31, 2000, on redemptions of Class B Shares were as follows:

                                                                CLASS B
                                                                SHARES
                                                                -------
Small Cap Index.............................................     $ --
Mid Cap Market Index........................................       --
International Index.........................................      666
Bond Index..................................................       --

Under the terms of a Fund Administration Agreement, VSA receives fees from the Feeder Funds for providing various administrative and accounting services. These fees are calculated daily based on each Feeder Fund's average daily net assets and paid monthly. Additional information regarding fund administration fees incurred by the Fund's are as follows for the period ended October 31, 2000:

                                         FUND                           FUND
                                    ADMINISTRATION                 ADMINISTRATION
                                        FEES*                       FEE SCHEDULE
                                    --------------    ----------------------------------------
Small Cap Index...................     $63,115        Up to $250 million                 0.27%
                                                      On $250 million and more           0.24%
Mid Cap Market Index..............      63,115        Up to $250 million                 0.29%
                                                      On $250 million and more           0.26%
International Index...............      63,115        Up to $250 million                 0.34%
                                                      On $250 million and more           0.31%
Bond Index........................      63,115        Up to $250 million                 0.29%
                                                      On $250 million and more           0.26%

---------------
* Subject to a $75,000 minimum per year.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Feeder Funds. For these services, NISI received fees at an annual rate of $18 per Class A and B shares (effective October 1, 2000, fees were increased to $20) and 0.01% of the average daily net assets of the Institutional

                           NATIONWIDE(R) MUTUAL FUNDS

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

Class shares. Additional information regarding transfer and dividend disbursing agent fees incurred by the Fund's are as follows for the period ended October 31, 2000:

                                                       CLASS A    CLASS B    INSTITUTIONAL
                                                       SHARES     SHARES         CLASS
                                                       -------    -------    -------------
Small Cap Index......................................   $ 94       $ --          $ 47
Mid Cap Market Index.................................    103         --           309
International Index..................................    604        417            66
Bond Index...........................................     94         --            83

VSA has entered into agreements with Fund Asset Management, L.P. (FAM) and BISYS Fund Services Ohio, Inc., to provide sub-administration to the Feeder Funds. VSA has also entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-transfer agent services to the Feeder Funds.

Under the terms of an Administrative Services Plan, the Feeder Funds pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services (NFS), Inc., and financial institutions, which agree to provide administrative support services to those shareholders; these servicing organizations may include Nationwide Financial Services, Inc. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquiries regarding the Feeder Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A. For the period ended October 31, 2000, the Mid Cap Market Index Fund incurred $4 of administrative services fees, and the other Feeder Funds incurred no fees. Affiliate NFS received payments (which are included in the total administrative service fees) of $7.

4. BANK LOANS

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus .50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of this arrangement.

5. INVESTMENT TRANSACTIONS

Contributions and withdrawals of the respective Feeder Fund for the period ended October 31, 2000 totaled:

                                                             CONTRIBUTIONS    WITHDRAWALS
                                                             -------------    -----------
Small Cap Index............................................   $ 2,692,849     $  277,383
Mid Cap Market Index.......................................    10,421,406        361,663
International Index........................................     6,295,382      2,911,099
Bond Index.................................................    13,761,772      1,645,106

Realized gains and losses have been computed on the first-in, first-out basis unless otherwise specified by the adviser. Cost for financial reporting purposes may differ from cost for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting.

                           NATIONWIDE(R) MUTUAL FUNDS

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

6. SUBSEQUENT EVENT

At a regular quarterly meeting of the Board of Trustees on December 14 and 15, 2000, the Board the considered and approved the following transactions:

Approved the change in the principal underwriter of Nationwide Mutual Funds from Nationwide Advisory Services, Inc. to Villanova Distribution Services, Inc. This change will occur as soon as practicable after all necessary regulatory approvals are received.

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of
  Nationwide Mutual Funds:

We have audited the accompanying statements of assets and liabilities of Nationwide Mutual Funds -- Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund (the Funds), as of October 31, 2000, and the related statements of operations, statements of changes in net assets and the financial highlights for the period December 29, 1999 (commencement of operations) to October 31, 2000. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds as of October 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for the period December 29, 1999 to October 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio
December 18, 2000

                         MASTER SMALL CAP INDEX SERIES

                  SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2000

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (87.3%)
       600   +1-800-FLOWERS.COM, Inc.           $      2,344
     1,508   1st Source Corporation                   23,657
     3,912   +24/7 Media, Inc.                        20,294
     3,602   3Dfx Interactive, Inc.                   15,309
     5,000   the 3DO Company                          15,313
     1,700   +4Kids Entertainment, Inc.               24,544
     1,733   +99 Cents Only Stores                    38,884
     4,125   A. Schulman, Inc.                        45,117
     3,237   A.O. Smith Corporation                   45,723
     4,249   AAR Corp.                                50,722
     2,800   +ABIOMED, Inc.                           81,200
     2,339   ABM Industries, Inc.                     65,346
     9,100   +ACNielsen Corporation                  217,831
     1,900   +ACT Manufacturing, Inc.                 62,462
     4,933   +ACTV, Inc.                              48,559
     3,700   +ADAC Laboratories                       48,100
         1   +ADC Telecommunications, Inc.                20
     1,300   +ADE Corporation                         23,237
     2,982   +ADVO Systems, Inc.                     109,775
     8,850   AGCO Corporation                        100,669
     1,200   +AGENCY.COM Inc.                         12,600
     9,332   AGL Resources Inc.                      190,139
    14,400   AK Steel Holding Corporation            133,200
    12,400   ALLETE                                  267,375
     6,862   AMCOL International Corporation          50,607
     4,979   AMCORE Financial, Inc.                   97,713
     5,164   AMETEK, Inc.                            112,317
     4,776   +ANADIGICS, Inc.                        106,863
     4,400   +APAC Customer Services Inc.             23,650
     4,400   +ARIAD Pharmaceuticals, Inc.             40,150
     3,997   +ATMI, Inc.                              75,443
     3,600   +ATS Medical, Inc.                       65,925
     7,400   +AVANT Immunotherapeutics, Inc.          62,437
     5,130   +AVT Corporation                         32,223
     4,886   +AXENT Technologies, Inc.                93,750
     2,624   +AXT, Inc.                              101,024
     2,211   Aaron Rents, Inc.                        37,034
    15,000   +Abercrombie & Fitch Co. (Class
             A)                                      353,437
     2,483   +About.com, Inc.                         59,592
     2,100   +Acacia Research Corporation             66,806
     1,829   +Accredo Health, Incorporated            79,104
     1,300   +Accrue Software, Inc.                    6,012
     1,512   The Ackerley Group, Inc.                 15,687
     1,600   +Aclara Biosciences Inc.                 28,600
     1,100   +Acme Communications, Inc.                6,738
     3,437   +Actel Corp.                            125,880
     5,078   Actuant Corporation (Class A)            18,408
     9,070   +Actuate Corporation                    255,661
     3,114   +Acuson Corporation                      71,038
     6,084   +Adaptive Broadband Corporation          97,724
     3,100   +Adelphia Business Solutions,
             Inc.                                     19,375
     1,500   +Adept Technology, Inc.                  41,812
     3,176   +Administaff, Inc.                      112,748
     3,383   +Advance Paradigm, Inc.                 165,344

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     8,061   +Advanced Digital Information
             Corporation                        $    104,793
     1,826   +Advanced Energy Industries, Inc.        31,498
     2,200   +Advanced Lighting Technologies,
             Inc.                                     26,262
       900   Advanced Marketing Services, Inc.        16,200
     3,616   +Advanced Radio Telecom Corp.            14,238
    10,600   +Advanced Tissue Sciences, Inc.          75,525
     4,342   Advanta Corp.                            44,505
     1,418   +Advantage Learning Systems, Inc.        42,097
     4,174   +Advent Software, Inc.                  249,657
     4,185   +Aeroflex Incorporated                  249,007
     3,627   +Affiliated Managers Group, Inc.        218,073
     1,853   +Agribrands International, Inc.          80,605
     1,600   +AirGate PCS, Inc.                       62,200
     8,110   +AirTran Holdings, Inc.                  35,988
     8,554   Airborne Freight Corporation             86,609
     8,187   +Airgas, Inc.                            55,262
     1,000   +Airnet Communications
             Corporation                              15,219
     1,811   Alabama National BanCorporation          35,201
     1,500   +Alamosa PCS Holdings, Inc.              22,781
     4,386   +Alaska Air Group, Inc.                 113,762
     1,000   +Alaska Communications Systems
             Holdings, Inc.                            6,812
     2,608   +Albany International Corp.
             (Class A)                                28,036
     3,028   +Albany Molecular Research, Inc.        176,002
     3,648   +Albemarle                               84,588
     5,800   Alberto-Culver Company (Class B)        194,662
     6,682   +Alexander & Baldwin, Inc.              166,632
       386   +Alexander's, Inc.                       29,505
     1,654   Alexandria Real Estate Equities,
             Inc.                                     56,029
     2,000   +Alexion Pharmaceuticals, Inc.          206,750
     6,340   +Alfa Corporation                       122,045
     2,140   +Allaire Corporation                     15,649
       767   +Alleghany Corporation                  147,408
     4,332   +Allen Telecom Inc.                      80,954
     8,200   +Alliance Pharmaceutical Corp.          115,825
     4,004   +Alliance Semiconductor
             Corporation                              80,080
     1,660   +Alliant Techsystems Inc.               149,296
    11,731   Allied Capital Corporation              241,952
     5,500   +Allied Riser Communications
             Corporation                              17,531
       300   Allos Therapeutics Inc.                   3,225
     3,200   +Allscripts, Inc.                        38,400
     4,002   Alpharma, Inc. (Class A)                155,328
     1,198   +Amerco                                  24,259
    12,292   +AmeriCredit Corp.                      330,347
     4,059   +AmeriPath, Inc.                         72,808
     8,233   +AmeriSource Health Corporation
             (Class A)                               357,621
     6,294   +America West Holdings
             Corporation (Class B)                    62,547
     1,333   +American Axle & Manufacturing
             Holdings, Inc.                           16,579
     3,800   American Capital Strategies, Ltd.        83,837
     1,257   +American Classic Voyages Co.            17,362

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     3,900   +American Eagle Outfitters, Inc.   $    134,306
     5,200   +American Financial Holdings,
             Inc.                                     92,950
     4,008   +American Freightways Corporation        64,629
    10,900   American Greetings Corporation
             (Class A)                               198,244
     2,409   +American Industrial Properties
             REIT                                     29,811
     2,410   +American Italian Pasta Company
             (Class A)                                48,351
     1,800   American National Insurance
             Company                                 121,950
     2,005   American States Water Company            62,531
     3,179   +American Superconductor
             Corporation                             151,797
       800   +American Technical Ceramics
             Corp.                                    12,240
     8,000   +American TeleSource
             International, Inc.                      12,000
     3,076   +Ames Department Stores, Inc.            12,112
     2,017   +Amli Residential Properties
             Trust                                    46,643
     2,700   +Ampal-American Israel
             Corporation (Class A)                    21,600
     8,800   +Amylin Pharmaceuticals, Inc.            89,100
       855   Analogic Corporation                     30,192
     2,982   Analysts International
             Corporation                              18,637
     1,800   +Anaren Microwave, Inc.                 187,200
     3,829   Anchor Bancorp, Inc.                     59,110
     1,284   +Anchor Gaming                          109,060
     1,372   Andover Bancorp, Inc.                    41,160
     3,764   +Anixter International Inc.              91,277
     4,326   +AnnTaylor Stores Corporation           129,780
     5,208   +AnswerThink Consulting Group,
             Inc.                                     85,281
       200   +Antigenics Inc.                          2,987
     2,333   +Aperian, Inc.                            8,165
     2,100   +Aphton Corporation                      63,000
     4,268   Applebee's International, Inc.          128,907
     3,260   +Applica Incorporated                    16,504
     3,069   Applied Industrial Technologies,
             Inc.                                     51,981
     2,300   Applied Science and Technology,
             Inc.                                     33,062
     1,367   +AppliedTheory Corporation                6,493
     6,037   +Apria Healthcare Group Inc.            120,740
     5,537   +AptarGroup, Inc.                       114,547
     3,200   +Aradigm Corporation                     70,800
     2,620   +Arch Capital Group Ltd.                 40,610
     2,650   Arch Chemicals, Inc.                     51,509
     2,367   Arch Coal, Inc.                          25,741
     7,800   +Arch Wireless, Inc.                     23,400
     2,373   Arctic Cat Inc.                          30,404
    10,000   Arden Realty, Inc.                      240,000
     1,238   Area Bancshares Corporation              25,843
     1,800   +AremisSoft Corporation                  76,950
     2,621   Argonaut Group, Inc.                     45,048
     3,897   +Argosy Gaming Company                   63,326
     1,547   +Arguss Communications, Inc.             19,337
     3,100   +Arkansas Best Corporation               49,600
     2,200   +Armor Holdings, Inc.                    34,237
     4,100   Armstrong Holdings, Inc.                 11,787
     2,629   Arnold Industries, Inc.                  46,172
     1,649   Arrow International, Inc.                66,475

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     4,963   +Artesyn Technologies, Inc.        $    201,622
     3,300   +ArthroCare Corporation                  74,869
     6,010   Arthur J. Gallagher & Co.               379,381
    12,262   ArvinMeritor, Inc.                      205,388
     3,200   +Ask Jeeves, Inc.                        41,600
       800   +Aspect Medical Systems, Inc.             7,100
     4,315   +Aspen Technology, Inc.                 178,263
     2,962   +Astec Industries, Inc.                  30,546
     7,800   Astoria Financial Corporation           292,500
     5,077   +Asyst Technologies, Inc.                76,155
     2,688   +Atlantic Coast Airlines
             Holdings, Inc.                           96,096
     2,358   +Atlas Air, Inc.                         85,477
     4,707   Atmos Energy Corporation                108,849
     1,662   +Atwood Oceanics, Inc.                   55,781
     3,000   Audiovox Corporation (Class A)           41,062
     3,200   +Aurora Biosciences Corporation         195,000
     1,672   +Aurora Food Inc.                         4,703
     6,671   +Avant! Corporation                     112,156
       500   +Avenue A, Inc.                           2,125
     4,163   +Avid Technology, Inc.                   57,762
     2,200   +Avigen, Inc.                            85,250
     2,979   +Aviron                                 194,752
     3,914   +Avis Rent A Car, Inc.                  116,931
     8,119   Avista Corporation                      182,170
     6,926   +Avocent Corporation                    491,313
     2,643   +Aware, Inc.                             81,768
     6,780   +Aztar Corporation                      102,547
     5,700   +Azurix Corp.                            35,625
     1,976   +BARRA, Inc.                            120,783
     1,488   BOK Financial Corporation                28,272
     7,529   BRE Properties, Inc.                    238,105
     1,020   BSB Bancorp, Inc.                        14,790
     1,700   +BSQUARE Corporation                     26,562
     2,409   BT Financial Corporation                 47,126
     1,200   +BUY.COM                                  2,587
       500   +Bacou USA, Inc.                         12,500
     3,630   Baldor Electric Company                  72,146
     2,453   Baldwin & Lyons, Inc. (Class B)          46,454
     5,100   +Ball Corporation                       179,137
     4,236   +Bally Total Fitness Holding
             Corporation                             105,635
       412   BancFirst Corporation                    14,935
    12,970   BancorpSouth, Inc.                      169,421
     1,750   Bandag, Incorporated                     62,453
     5,512   Bank United Corp. (Class A)             312,461
     1,471   Bank of Granite Corp.                    34,201
     3,590   Banta Corporation                        82,794
     7,700   +Barnes & Noble, Inc.                   145,337
     2,366   Barnes Group Inc.                        45,545
     2,970   +barnesandnoble.com inc.                 11,602
     3,184   +Barr Laboratories, Inc.                200,990
     4,943   +Barrett Resources Corporation          179,802
     2,661   +Basin Exploration, Inc.                 52,721
    25,786   +Battle Mountain Gold Company            35,456
     3,928   +Bay View Capital Corporation            31,915

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     4,900   +Be Free, Inc.                     $     19,294
     1,800   Beasley Broadcast Group, Inc.
             (Class A)                                14,850
     1,000   bebe stores, inc.                        15,250
     2,504   Bedford Property Investors, Inc.         49,298
     1,200   Bel Fuse Inc.                            48,150
     1,500   +Belco Oil & Gas Corp.                   13,687
     3,651   Belden Inc.                              94,698
     2,825   +Bell & Howell Company                   53,675
     2,783   +Benchmark Electronics, Inc.            112,016
    21,700   Bergen Brunswig Corporation
             (Class A)                               196,656
     3,230   Berkley (W.R.) Corporation              110,022
     2,430   Berry Petroleum Company (Class A)        41,766
    18,488   +Bethlehem Steel Corporation             53,153
    14,762   +Beverly Enterprises, Inc.               73,810
     6,196   +Billing Concepts Corp.                  18,588
     5,515   +BindView Development Corporation        43,086
     3,685   Bindley Western Industries, Inc.        132,430
     1,221   +Bio-Rad Laboratories, Inc.
             (Class A)                                36,508
     9,381   +Bio-Technology General Corp.            98,500
     1,800   +BioCryst Pharmaceuticals, Inc.          16,425
     2,500   +BioMarin Pharmaceutical Inc.            32,500
     2,027   +Biomatrix, Inc.                         38,766
     2,200   +Biopure Corporation                     45,237
     2,300   +Biosite Diagnostics Incorporated        50,600
     3,122   +Black Box Corporation                  205,662
     3,091   Black Hills Corporation                  96,594
     3,200   +BlackRock, Inc.                        136,400
     1,495   +Block Drug Company, Inc. (Class
             A)                                       78,207
     1,465   +Blount International, Inc.              11,628
     2,400   +Bluestone Software, Inc.                51,600
     5,400   Blyth, Inc.                             140,400
     5,244   Bob Evans Farms, Inc.                    98,653
     4,076   +Boca Resorts, Inc. (Class A)            55,281
       700   +Bone Care International, Inc.           17,237
    12,679   +Borders Group, Inc.                    175,921
     4,200   BorgWarner, Inc.                        158,550
     1,344   +Bottomline Technologies, Inc.           47,124
     5,206   Bowne & Co., Inc.                        43,600
     5,100   +Boyd Gaming Corporation                 20,081
     9,450   +The Boyds Collection, Ltd.              75,009
     2,177   Boykin Lodging Company                   19,729
     5,930   Brandywine Reality Trust                113,411
     1,100   +Braun Consulting, Inc.                   8,284
     1,400   +Breakaway Solutions, Inc.                8,050
     1,837   Brenton Banks, Inc.                      22,733
     3,800   Briggs & Stratton Corporation           135,612
     2,369   +Bright Horizons Family
             Solutions, Inc.                          59,225
     9,567   +Brightpoint, Inc.                       63,680
     2,888   +Brio Technology, Inc.                   23,645
     5,000   +Broadbase Software, Inc.                53,750
       328   +Brokat AG (ADR)                          6,888
     1,281   Brookline Bancorp, Inc.                  13,851
     2,598   +Brooks Automation, Inc.                 68,847

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     2,153   +Brooktrout Inc.                   $     31,084
     3,168   Brown & Brown                           102,960
     2,502   Brown Shoe Company, Inc.                 24,551
     2,621   Brush Engineered Materials Inc.          53,567
     1,900   +Buca, Inc.                              29,687
     4,231   +Buckeye Technologies Inc.               72,456
       823   +The Buckle, Inc.                        13,837
     2,288   Burlington Coat Factory Warehouse
             Corporation                              36,036
     4,104   Burnham Pacific Properties, Inc.         22,316
       854   Bush Boake Allen Inc.                    41,312
     1,949   Bush Industries, Inc.                    22,657
     4,022   C&D Technologies, Inc.                  237,801
     4,267   +C-COR.net Corp.                         66,672
     6,821   +C-Cube Microsystems Inc.               133,009
     1,000   C-bridge Internet Solutions, Inc.        14,750
     2,026   +CACI International Inc. (Class
             A)                                       41,786
     1,290   +CAIS Internet, Inc.                      5,442
       700   CARBO Ceramics Inc.                      20,956
     2,902   +CB Richard Ellis Services Inc.          36,275
     4,375   CBL & Associates Properties, Inc.       101,172
     9,971   CBRL Group, Inc.                        178,232
     3,328   +CCC Information Services Group
             Inc.                                     22,880
     1,727   +CDI Corp.                               27,416
     4,653   +CEC Entertainment Inc.                 148,314
     2,380   CFW Communications Company               47,302
     2,964   CH Energy Group, Inc.                   116,707
     6,935   +CIBER, Inc.                             54,180
     3,643   CLARCOR Inc.                             69,672
     2,302   CNA Surety Corporation                   26,761
     1,654   +CNET Networks, Inc.                     52,101
     8,200   CNF Transportation Inc.                 218,837
     2,844   +CONMED Corporation                      41,771
     4,237   CONSOL Energy Inc.                       71,764
     1,714   CPB Inc.                                 43,278
     1,776   CPI Corp.                                35,853
     2,591   +CSK Auto Corporation                     9,068
     1,369   +CSS Industries, Inc.                    28,407
     2,478   CT Communications, Inc.                  49,715
     2,771   +CTC Communications Group, Inc.          26,757
     4,499   CTS Corporation                         193,176
     2,502   +CUNO Incorporated                       63,488
     2,400   +CV Therapeutics, Inc.                  189,000
     2,365   CVB Financial Corp.                      39,466
    12,600   +CYTOGEN Corporation                     72,450
     6,904   +Cable Design Technology                159,223
     6,224   Cabot Industrial Trust                  117,478
     3,850   +Cabot Microelectronics
             Corporation                             170,122
     4,248   Cabot Oil & Gas Corporation
             (Class A)                                83,367
     4,948   +Cadiz Inc.                              52,572
     2,145   +Cal Dive International, Inc.           106,714
     1,200   +Caldera Systems, Inc.                    4,200
     4,796   Calgon Carbon Corporation                28,176
     3,600   +Calico Commerce, Inc.                   11,025

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     2,300   +California Amplifier, Inc.        $     57,500
     2,350   California Water Service Group           63,303
       600   +Caliper Technologies Corp.              33,825
    13,034   Callaway Golf Compnay                   208,544
       400   +Callon Petroleum Company                 6,100
     3,970   Cambrex Corporation                     158,552
     4,378   +Cambridge Technology Partners,
             Inc.                                     16,965
     6,460   Camden Property Trust                   184,918
       900   +Caminus Corporation                     28,350
     3,941   +CapRock Communications Corp.            28,080
     3,477   +Capital Automotive                      44,821
     1,160   Capital City Bank Group, Inc.            22,765
     6,421   Capitol Federal Financial                93,104
     2,200   Capstead Mortgage Corporation            21,037
     4,091   Caraustar Industries, Inc.               41,166
     4,500   +CardioDynamics International
             Corporation                              23,625
     3,332   +Career Education Corporation           128,907
    32,294   +Caremark Rx, Inc.                      403,675
     5,100   Carlisle Companies Incorporated         212,287
     3,260   Carpenter Technology Corporation        101,060
     1,200   +Carreker Corporation                    22,200
     1,447   +Carrier Access Corporation              18,087
     3,041   Carter-Wallace, Inc.                     83,437
     2,423   Cascade Natural Gas Corporation          44,674
     3,213   +Casella Waste Systems, Inc.             27,913
     8,000   Casey's General Stores, Inc.            100,000
     3,323   Cash America International, Inc.         17,238
     5,501   +Catalytica, Inc.                        73,920
    17,400   +Catellus Development Corporation       316,462
     1,232   Cathay Bancorp, Inc.                     60,753
     2,860   The Cato Corporation (Class A)           34,320
     2,000   +Celeritek, Inc.                         66,125
     5,700   +Cell Genesys, Inc.                     131,456
     2,631   +Cell Pathways, Inc.                     20,061
     4,850   +Cell Therapeutics, Inc.                324,420
     7,100   +Celsion Corporation                     14,200
     1,100   Centennial Communications Corp.          21,450
     3,154   CenterPoint Properties
             Corporation                             140,156
       999   Centex Construction Products,
             Inc.                                     25,912
     9,900   Centex Corporation                      366,300
       600   +Centillium Communications, Inc.         22,791
     1,512   +Central Garden & Pet Company            12,001
     1,731   Central Parking Corporation              33,214
     1,600   +Century Aluminum Company                14,000
    10,724   +Century Business Services, Inc.         12,064
     2,369   Century South Banks, Inc.                43,530
     3,972   +Cerner Corporation                     246,016
     1,600   +Cerus Corporation                       89,400
     4,656   +Champion Enterprises, Inc.              18,042
     1,515   +Championship Auto Racing Teams,
             Inc.                                     37,686
     3,577   +Charles E. Smith Residential
             Realty, Inc.                            157,388
    13,722   +Charming Shoppes, Inc.                  84,047

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     2,682   Charter Municipal Mortgage
             Acceptance Company                 $     36,180
     3,259   Chatequ Communities, Inc.                91,659
     2,100   +Cheap Tickets, Inc.                     22,312
     4,282   +Checkpoint Systems, Inc.                33,988
     4,589   +The Cheesecake Factory
             Incorporated                            203,350
     2,292   Chelsea GCA Realty, Inc.                 73,917
     2,585   ChemFirst Inc.                           59,455
     1,576   Chemed Corporation                       51,811
     1,974   Chemical Financial Corporation           42,194
     2,343   Chesapeake Corporation                   45,981
    16,024   Chesapeake Energy Corporation            90,135
     2,362   Chico's FAS, Inc.                        76,470
     2,966   +The Children's Place Retail
             Stores, Inc.                             76,931
     5,033   Chiquita Brands International,
             Inc.                                      9,751
     4,282   Chittenden Corporation                  113,741
     8,286   +Choice Hotels International,
             Inc.                                     97,361
     1,100   +Choice One Communications Inc.          11,894
     1,000   +Chordiant Software, Inc.                 6,094
     2,000   +ChromaVision Medical Systems,
             Inc.                                      9,500
     5,635   Church & Dwight Co., Inc.               111,291
     1,824   Churchill Downs Incorporated             51,072
     8,960   +Cirrus Logic, Inc.                     386,400
     3,689   +Citadel Communications
             Corporation                              44,729
     8,216   Citizens Banking Corporation            195,643
     1,200   CityBank                                 28,350
     7,000   Claire's Stores, Inc.                   140,875
     1,900   +Clarent Corporation                     59,019
     2,200   +Clarus Corporation                      22,000
    15,600   +Clayton Homes, Inc.                    143,325
       900   +Clayton Williams Energy, Inc.           25,031
     3,870   Cleco Corporation                       184,067
     1,831   Cleveland-Cliffs Inc.                    37,764
     1,200   +click2learn.com, Inc.                   17,400
       672   +Closure Medical Corporation             16,296
     1,800   +CoStar Group Inc.                       56,250
     1,743   Coachmen Industries, Inc.                14,598
     4,500   +Cobalt Networks, Inc.                  248,062
       200   Coca-Cola Bottling Co.
             Consolidated                              7,200
     1,124   +Cognizant Technology Solutions
             Corporation                              46,084
     4,336   +Coherent, Inc.                         150,947
     3,682   Cohu, Inc.                               58,222
     2,938   +Coinstar, Inc.                          38,745
       750   +Coldwater Creek Inc.                    22,266
     1,000   +Collateral Therapeutics, Inc.           25,281
     9,859   +Collins & Aikman Corporation            46,830
    15,000   The Colonial BancGroup, Inc.            132,188
     3,929   Colonial Properties Trust                96,506
     3,702   +Columbia Laboratories, Inc.             22,674
     1,186   +Columbia Sportswear Company             50,701
     1,782   Columbus McKinnon Corporation            23,834
     3,948   +Com21, Inc.                             42,688
     3,728   Comfort Systems USA, Inc.                10,951

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     5,128   Commerce Bancorp, Inc.             $    310,564
     3,960   The Commerce Group, Inc.                101,227
     9,700   Commercial Federal Corporation          169,750
     1,998   Commercial Metals Company                54,445
     4,026   Commercial Net Lease Realty              40,763
     1,615   +Commonwealth Telephone
             Enterprises, Inc.                        55,919
     8,773   Community First Bankshares, Inc.        135,981
     1,200   CompX International Inc.                 14,325
     4,552   +Complete Business Solutions,
             Inc.                                     47,227
     2,290   +CompuCredit Corporation                 70,704
     5,772   +Computer Horizons Corp.                 28,860
     4,202   +Computer Network Technology
             Corporation                             127,701
     3,700   +Comstock Resources, Inc.                38,387
     3,700   +Concord Camera Corp.                   114,469
     2,887   +Concord Communications, Inc.            22,374
     8,444   +Concurrent Computer Corporation        148,825
    15,200   Conectiv, Inc.                          272,650
     5,100   Connetics Corporation                    26,695
     3,050   +Consolidated Products, Inc.             23,066
     2,552   +Constellation Brands, Inc.
             (Class A)                               124,410
     9,135   +Conventry Health Care Inc.             166,714
     1,200   +Convergent Communications, Inc.          5,100
     2,526   +Cooper Companies, Inc.                  90,304
    11,300   Cooper Tire & Rubber Company            123,594
       770   +CoorsTek, Inc.                          22,522
     6,450   +Copart, Inc.                            97,153
       600   +CorVel Corporation                      19,013
       614   +CoreComm Limited                         3,530
       300   Corillian Corporation                     4,275
       900   +Corinthian Colleges, Inc.               62,213
     3,228   +Corixa Corporation                     143,646
     6,031   Corn Products International, Inc.       151,529
     5,405   Cornerstone Realty Income Trust,
             Inc.                                     56,752
     3,290   +The Corporate Executive Board
             Company                                 151,751
    30,123   +Corrections Corporation of
             America                                  24,475
     3,100   Corsair Communications, Inc.             18,794
     1,190   Corus Bankshares, Inc.                   47,228
     3,551   +Cost Plus, Inc.                         99,428
     3,004   +Coulter Pharmaceutical, Inc.           115,091
     6,333   +Cousins Properties, Inc.               164,658
     8,648   +Covance Inc.                            74,589
     5,430   Crawford & Company (Class B)             67,875
     2,114   +Credit Acceptance Corporation           12,948
     1,905   +Crestline Capital Corporation           39,767
    18,388   Crompton Corporation                    147,104
    11,745   Cross Timbers Oil Company               220,953
       999   +Crossman Communities, Inc.              17,920
     2,200   +Crossroads Systems, Inc.                15,262
     1,900   +Crown Media Holdings, Inc.
             (Class A)                                26,362
     1,300   +CryoLife, Inc.                          51,756
     1,400   Cubic Corporation                        38,325
     4,300   +Cubist Pharmaceuticals, Inc.           184,766

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     8,700   Cullen/Frost Bankers, Inc.         $    289,819
     6,800   Cummins Engine Company, Inc.            231,200
     5,294   +Cumulus Media Inc. (Class A)            33,087
     3,900   +CuraGen Corporation                    252,037
       723   Curtiss-Wright Corporation               34,071
     7,400   +Cyber-Care, Inc.                        36,306
     1,300   +CyberOptics Corporation                 30,550
     3,800   +CyberSource Corporation                 20,900
     3,112   +Cyberonics, Inc.                        72,354
     4,289   +Cygnus, Inc.                            38,333
     4,000   +Cylink Corporation                      16,875
     4,664   +Cymer, Inc.                            116,600
       600   +Cypress Communications, Inc.             1,612
       850   Cysive, Inc.                              6,747
     6,981   +Cytec Industries Inc.                  241,717
     1,800   +DDi Corp.                               71,887
     9,158   D.R. Horton, Inc.                       169,423
     1,800   +DSET Corporation                        10,237
     4,200   +DSL.net, Inc.                           11,025
     4,328   +DSP Group, Inc.                        122,807
     2,400   +DUSA Pharmaceuticals, Inc.              62,700
     1,082   +DVI, Inc.                               18,123
    10,926   +DaVita, Inc.                           122,918
     1,891   Dain Rauscher Corporation               177,399
     8,676   +Dal-Tile International Inc.            107,365
     1,300   +Daleen Technologies, Inc.               12,959
    10,324   +Data Broadcasting Corporation           45,490
     1,900   +Data Return Corporation                 21,850
     1,917   +Datascope Corp.                         66,376
     2,159   +Datastream Systems, Inc.                26,448
     2,300   +Davox Corporation                       22,425
     6,100   Dean Foods Company                      195,200
     7,944   +Del Monte Foods Company                 48,160
     3,186   +Del Webb Corporation                    85,624
     4,745   +Delco Remy International, Inc.          31,732
     2,246   +Delphi Financial Group, Inc.
             (Class A)                                83,102
     6,527   Delta and Pine Land Company             159,504
     2,200   +Deltathree.com, Inc. (Class A)           6,600
       900   +Deltek Systems, Inc.                     5,962
     1,416   Deltic Timber Corporation                27,523
     1,300   +Denbury Resources Inc.                   8,937
     4,808   +Dendrite International, Inc.           104,574
    10,606   Developers Diversified Realty
             Corporation                             126,609
     2,056   Diagnostic Products Corporation          93,805
    14,600   The Dial Corporation                    163,338
     3,100   +Diametrics Medical, Inc.                25,575
     2,494   +Diamond Technology Partners
             Incorporated                            111,295
     1,900   +Digene Corporation                      61,661
     1,600   +Digimarc Corporation                    23,900
     4,700   +Digital Courier Technologies,
             Inc.                                     13,659
     1,400   +Digital Impact, Inc.                     7,612
     3,300   +Digital Insight Corporation             63,731
     5,700   +Digital Island                          71,962

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     3,221   +Digital River, Inc.               $     21,037
       700   +DigitalThink, Inc.                      24,664
     1,300   +Digitas Inc.                            15,519
    14,500   Dillard's, Inc. (Class A)               152,250
     1,635   Dime Community Bancshares                36,277
     2,000   Dinaldson, Lufkin & Jenrette,
             Inc.-DLJdirect                           10,125
     3,899   +Dionex Corporation                     126,474
     2,313   +Direct Focus, Inc.                     102,928
     1,000   +Diversa Corporation                     25,437
     2,476   +Documentum, Inc.                       210,460
     8,100   Dole Food Company, Inc.                  97,706
     4,336   +Dollar Thrifty Automotive Group,
             Inc.                                     66,666
     6,384   Donaldson Company, Inc.                 144,438
     4,858   Doral Financial Corporation              86,837
     1,100   +Dot Hill Systems Corp.                   3,781
     2,879   Dover Downs Entertainment, Inc.          33,828
     3,372   Downey Financial Corp.                  161,013
     3,000   Dreyer's Grand Ice Cream, Inc.           73,875
     2,734   +The Dress Barn, Inc.                    68,521
     1,300   +Dril-Quip, Inc.                         42,900
     3,800   +Drugstore.com, Inc.                      9,975
       819   +DuPont Photomasks, Inc.                 45,966
     3,157   +Duane Read Inc.                         92,145
     2,682   +Dura Automotive Systems, Inc.           22,629
     7,525   +Dura Pharmaceuticals, Inc.             259,142
     5,265   +EEX Corporation                         24,680
     5,122   +EGL, Inc.                              145,977
     3,100   +E-LOAN, Inc.                             8,912
     1,925   +EMCOR Group, Inc.                       49,930
     3,868   +EMCORE Corporation                     158,588
     1,400   +ESCO Technologies Inc.                  25,462
     4,241   +ESS Technology, Inc.                    65,735
     2,595   E.W. Blanch Holdings, Inc.               48,981
     7,371   The Earthgrains Company                 149,263
     1,063   +EarthLink, Inc.                          6,943
     3,408   EarthShell Corporation                   10,650
     4,261   East West Bancorp, Inc.                  80,693
     2,084   EastGroup Properties, Inc.               42,462
     4,750   Eaton Vance Corp.                       236,609
     1,100   eBenX Inc.                               13,131
     5,847   +Eclipsys Corporation                   144,348
     2,600   Edison Schools, Inc.                     71,337
     2,981   +Education Management Corporation        92,411
     9,400   +Edwards Lifesciences Corporation       126,312
     4,600   eGain Communications Corporation         29,900
     8,200   eGlobe, Inc.                              3,331
     3,200   +Elantec Semiconductor, Inc.            356,000
     3,546   +Elcor Corporation                       55,185
     1,844   +Electric Lightwave, Inc.                10,603
     1,783   +Electro Rent Corporation                24,405
     4,152   +Electro Scientific Industries,
             Inc.                                    145,060
     3,760   +Electroglas, Inc.                       52,875
       700   Electronics Boutique Holdings
             Corp.                                    10,937
     7,432   +eLoyalty Corporation                    71,533

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     9,566   +El Paso Electric Company          $    114,696
     2,000   +eMachines, Inc.                          2,063
     3,600   +eMagin Corporation                      31,140
       600   +Embarcadero Technologies, Inc.          36,262
     5,900   +e-MedSoft.com                            8,850
       900   +eMerge Interactive, Inc. (Class
             A)                                       10,069
     2,500   +Emisphere Technologies, Inc.            63,281
     2,647   Empire District Electric Company         73,289
     9,670   +Encompass Services Corporation          44,119
     2,000   +Endocare, Inc.                          35,375
     4,048   Energen Corporation                     115,874
     2,200   +Energy Conversion Devices, Inc.         71,225
        26   Energy East Corporation                     525
       700   EnergyNorth, Inc.                        42,875
     4,000   Enhance Financial Services Group
             Inc.                                     46,500
     3,208   Entertainment Properties Trust           35,489
     2,568   +EntreMed, Inc.                          79,929
       200   +Envision Development Corporation           662
     3,671   +Enzo Biochem, Inc.                     141,333
     6,575   +Enzon, Inc.                            468,469
     1,200   +EpicEdge, Inc.                           1,425
       500   +ePlus Inc.                               7,305
     4,599   +ePresence, Inc.                         32,480
       500   +Eprise Corporation                       1,500
     4,706   Equity Inns Inc.                         29,118
     1,700   +eSPEED, Inc. (Class A)                  35,700
     9,502   +e.spire Communications, Inc.            26,131
     3,135   Essex Property Trust, Inc.              163,020
     2,457   +Esterline Technologies
             Corporation                              54,822
     6,681   Ethan Allen Interiors Inc.              195,419
     8,403   Ethyl Corporation                        16,806
     1,603   E'Town Corporation                      108,002
    10,700   +eToys Inc.                              40,125
     2,077   +Evergreen Resources, Inc.               57,117
     5,990   +Exar Corporation                       267,678
     1,964   +Excalibur Technologies
             Corporation                             115,630
     1,600   +Excel Technology, Inc.                  40,000
     4,900   +eXcelon Corporation                     39,813
     1,300   +Exchange Applications, Inc.              4,164
     1,400   +Exelixis, Inc.                          30,887
     3,097   Exide Corporation                        31,164
       800   +Expedia, Inc. (Class A)                 10,250
    11,224   +Extended Stay America, Inc.            138,196
     1,100   +Extended Systems Incorporated           42,900
       900   +Extensity, Inc.                         11,475
     2,700   +F5 Networks, Inc.                       83,700
     1,867   FBL Financial Group, Inc. (Class
             A)                                       29,989
     2,200   +FEI Company                             52,112
     5,700   The FINOVA Group Inc.                    14,606
     2,203   F&M BanCorp.                             44,886
     3,731   F&M National Corporation                 96,540
     3,535   F.N.B. Corporation                       76,002
     4,513   +FSI International, Inc.                 42,027
     2,245   +F.Y.I. Incorporated                     90,081
     3,193   FactSet Research Systems Inc.           120,919

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     2,108   +Factory 2-U Stores Inc.           $     67,324
     1,802   Fair, Isaac and Company,
             Incorporated                             73,882
     5,763   +Fairfield Communities, Inc.             73,118
       124   Farmer Brothers Co.                      24,188
     1,351   Farmers Capital Bank Corporation         46,947
     3,506   Fedders Corporation                      14,900
     6,827   Federal Realty Investment Trust         131,420
     7,780   Federal Signal Corporation              181,858
     8,100   Federal-Mogul Corporation                26,325
     8,100   FelCor Lodging Trust Inc.               177,694
     5,283   Ferro Corporation                       108,301
     1,200   +FiberNet Telecom Group, Inc.            12,825
     9,138   Fidelity National Financial, Inc.       224,452
     5,911   +FileNET Corporation                    156,641
     1,383   +Financial Federal Corporation           29,302
       800   +Fire Pond, Inc.                          6,400
     8,508   The First American Financial
             Corporation                             178,136
       986   First Busey Corporation                  18,056
     4,723   First Charter Corporation                72,911
       930   First Citizens BancShares, Inc.
             (Class A)                                68,820
     9,347   First Commonwealth Financial
             Corporation                              92,886
     2,502   +First Consulting Group, Inc.            16,732
     2,099   First Federal Capital Corp.              24,663
     6,038   First Financial BanCorp.                 93,589
     1,256   First Financial Bankshares, Inc.         38,622
     1,362   First Financial Corporation              38,817
     1,907   First Financial Holdings, Inc.           32,181
     1,337   First Indiana Corporation                30,751
     6,544   First Industrial Reality Trust,
             Inc.                                    202,046
     2,322   First Merchants Corporation              53,406
     7,034   First Midwest Bancorp, Inc.             176,290
     3,060   First Niagara Financial Group,
             Inc.                                     27,731
     5,079   First Sentinel Bancorp Inc.              47,139
     1,737   First Washington Realty Trust,
             Inc.                                     43,859
     2,179   +FirstFed Financial Corp.                55,565
     3,100   +FirstWorld Communications Inc.
             (Class B)                                 4,650
     3,075   Firstbank Corp.                          70,533
     6,475   +Fisher Scientific International
             Inc.                                    248,883
     6,073   Fleetwood Enterprises, Inc.              80,088
     6,946   Fleming Companies, Inc.                  98,546
     3,022   Florida Rock Industries, Inc.           117,480
     5,689   +Flowserve Corporation                  114,491
     3,289   +Footstar, Inc.                         117,993
     2,500   +Forcenergy Inc.                         54,375
     2,588   Forest City Enterprises, Inc.
             (Class A)                                95,756
     5,829   +Forest Oil Corporation                  80,513
     1,760   +Forrester Research, Inc.                72,270
     2,446   +Forward Air Corporation                100,592
     2,661   +Fossil, Inc.                            34,759

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     5,373   Foster Wheeler Corporation         $     39,626
    16,700   +Foundation Health Systems, Inc.
             (Class A)                               337,131
     9,500   Franchise Finance Corporation of
             America                                 192,969
       680   Franklin Electric Co., Inc.              46,325
     1,900   Fred's, Inc.                             40,138
    22,600   +Freeport-McMoRan Copper & Gold,
             Inc. (Class B)                          179,388
     7,500   Fremont General Corporation              27,188
     4,956   +Friede Goldman Halter, Inc.             28,497
     3,069   +Friedman, Billings, Ramsey
             Group, Inc. (Class A)                    24,552
     3,967   +Fritz Companies, Inc.                   32,232
     3,336   +Frontier Airlines, Inc.                 78,396
     1,949   Frontier Financial Corporation           36,544
     5,700   +Frontier Oil Corporation                45,244
     3,900   +Frontline Capital Group                 55,575
     1,300   +FuelCell Energy, Inc.                   99,531
    12,000   Fulton Financial Corporation            262,500
     8,515   +Furniture Brands International,
             Inc.                                    143,691
     7,600   +FutureLink Corp.                        13,775
     3,614   G & K Services, Inc. (Class A)           99,837
     1,977   GBC BanCorp.                             63,017
     1,356   +GC Companies, Inc.                       3,221
     1,300   +GRIC Communications, Inc.                6,500
     6,114   +GTECH Holdings Corporation             105,849
     2,500   GaSonics International
             Corporation                              51,094
       500   Gabelli Aseet Management Inc.
             (Class A)                                18,000
     4,245   Gables Residential Trust                108,248
     2,300   +Gadzoox Networks, Inc.                   8,481
       800   +Gaiam, Inc.                             12,900
     1,655   +Gardner Denver Inc.                     30,411
    12,500   Gartner Group, Inc. (Class A)           118,750
     7,438   +Gaylord Container Corporation
             (Class A)                                16,271
     2,707   Gaylord Entertainment Company            64,291
     2,748   +Geltex Pharmaceuticals, Inc.           136,370
     4,845   GenCorp Inc.                             40,577
     3,933   +GenRad, Inc.                            35,889
     3,900   +Gene Logic Inc.                         85,069
     4,303   General Cable Corporation                25,818
     5,951   +General Communication, Inc.
             (Class A)                                46,492
     5,242   +General Semiconductor, Inc.             59,955
     3,987   +Genesco Inc.                            70,769
     1,739   +The Genlyte Group Incorporated          44,997
     3,900   +Genome Therapeutics Corp.               58,256
       800   Genomic Solutions Inc.                   11,200
     2,900   +Genta Incorporated                      23,381
       795   Gentek, Inc.                             13,267
     3,600   +Gentiva Health Services, Inc.           42,525
     3,200   +Genzyme Transgenics Corporation         68,600
     5,735   Georgia Gulf Corporation                 76,706

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     2,000   +Geoworks Corporation              $      9,812
     2,997   Gerber Scientific, Inc.                  23,976
     3,700   +Geron Corporation                       86,950
     1,799   Gibraltar Steel Corporation              22,600
     9,967   +Glenayre Technologies, Inc.             82,228
     4,237   Glenborough Realty Trust
             Incorporated                             68,057
     1,800   Gliatech Inc.                            11,588
     3,552   +Glimcher Realty Trust                   46,176
     3,400   +GlobalNet Financial.com, Inc.           15,300
       290   +GlobalSCAPE, Inc.                            0
     2,657   +Globix Corporation                      26,902
     2,200   +GoAmerica, Inc.                         22,962
     4,300   +GoTo.com, Inc.                          61,006
     6,600   Gold Banc Corporation                    30,525
     1,300   Golden Telecom, Inc.                     20,150
     3,183   Graco Inc.                              114,389
     2,969   Granite Construction Incorporated        67,730
     1,100   Great American Financial
             Resources, Inc.                          19,525
     2,285   +The Great Atlantic & Pacific Tea
             Company, Inc.                            22,850
     8,000   Great Lakes Chemical Corporation        267,000
     2,128   +Great Lakes REIT, Inc.                  36,043
     2,069   +Great Plains Software, Inc.             80,562
     6,788   Greater Bay BanCorp.                    221,034
     2,066   +Greif Bros. Corporation (Class
             A)                                       66,112
       101   Grey Global Group Inc.                   56,560
    27,137   +Grey Wolf, Inc.                        125,509
     5,552   +Griffon Corporation                     42,334
     2,125   +Group 1 Automotive, Inc.                21,117
       783   +Guess?, Inc.                             5,824
     4,148   +Guilford Pharmaceuticals Inc.          102,404
     3,171   +Guitar Center, Inc.                     42,016
       700   +Gulf Island Fabrication, Inc.            9,144
     8,240   +HA-LO Industries, Inc.                  31,930
     2,475   H.B. Fuller Company                      83,686
     6,508   HCC Insurance Holdings, Inc.            124,059
     1,700   HEICO Corporation (Class A)              20,506
       170   HEICO Corporation (Class A)               1,870
     4,304   +HNC Software Inc.                       87,425
     8,700   HON INDUSTRIES Inc.                     209,344
    22,700   HRPT Properties Trust                   146,131
     3,052   +HS Resources, Inc.                      94,993
     4,958   +HSB Group, Inc.                        196,151
     3,615   +Haemonetics Corporation                 84,952
     4,988   +Hain Celestial Group, Inc.             197,961
     1,600   +Hall, Kinion & Associates, Inc.         42,300
     1,226   Hancock Holding Company                  38,159
     4,312   +Handleman Company                       42,581
    20,500   +Hanover Direct, Inc.                    11,531
     3,023   Harbor Florida Bancshares, Inc.          37,032
       799   +Harbor Global Company Ltd.               3,173
     1,955   Harleysville Group Inc.                  45,087
     1,215   Harleysville National Corporation        37,357

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     5,508   Harman International Industries,
             Incorporated                       $    264,384
     6,468   Harsco Corporation                      130,573
     2,059   Haverty Furniture Companies, Inc.        23,164
     5,514   Hawaiian Electric Industries,
             Inc.                                    181,617
     2,639   +Hayes Lemmerz International,
             Inc.                                     28,864
     8,192   +Health Care Property Investors,
             Inc.                                    240,640
     4,137   +Health Care REIT, Inc.                  73,173
     7,008   +Healthcare Reality Trust, Inc.         139,722
     1,840   +Heartland Express, Inc.                 31,970
     3,124   +Heidrick & Struggles
             International, Inc.                     193,102
     3,950   Helix Technology Corporation            110,106
     4,026   +Henry Schein, Inc.                      98,134
     1,158   Herbalife International, Inc.
             (Class A)                                 9,771
     3,458   +Hexcel Corporation                      37,822
     2,700   Hickory Tech Corporation                 61,425
     1,253   +hi/fn, Inc.                             77,373
     6,000   +High Speed Access Corp.                 17,625
    10,000   +Highwoods Properties, Inc.             216,250
     2,401   Hilb, Rogal and Hamilton Company         95,140
     5,600   Hollinger International Inc.             86,450
     4,622   +Hollywood Entertainment
             Corporation                              14,155
     2,100   +Hollywood.com, Inc.                     15,881
     3,579   +Home Properties of New York,
             Inc.                                     97,304
    10,000   Hooper Holmes, Inc.                      94,900
     7,309   Horace Mann Educators Corporation       122,883
     1,800   +Horizon Offshore, Inc.                  24,750
     8,299   +Hospitality Properties Trust           178,947
     1,600   +Hot Topic, Inc.                         54,800
     1,000   +Hotel Reservations Network, Inc.
             (Class A)                                35,000
     2,900   HotJobs.com, Ltd.                        45,312
     4,700   Houghton Mifflin Company                173,019
     1,019   +The Houston Exploration Company         22,928
     8,537   Hudson United BanCorp.                  191,015
     3,703   Hughes Supply, Inc.                      69,431
    25,600   +Humana Inc.                            310,400
     1,723   +Hypercom Corporation                    11,846
     5,140   +Hyperion Solutions Corporation          71,960
     1,500   +Hyseq, Inc.                             43,594
     4,418   +Hutchinson Technology
             Incorporated                             96,920
     6,360   IDAcorp Inc.                            313,627
     4,814   IDEX Corporation                        155,251
     6,063   +IDEXX Laboratories, Inc.               145,512
     3,920   +IDT Corporation                        140,140
     2,305   +IDX Systems Corporation                 73,760
     1,895   +IGEN International, Inc.                47,138
     2,679   +IHOP Corp.                              56,594
     1,200   +II-VI Incorporated                      24,825
    25,800   IKON Office Solutions, Inc.              83,850
     3,965   +ILEX Oncology, Inc.                    143,731
     2,734   +IMPATH Inc.                            206,759
     1,000   +IMPCO Technologies, Inc.                19,687
     1,800   +IMPSAT Fiber Networks Inc.              21,600

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     2,992   +IMRglobal Corp.                   $     24,684
     2,300   +INAMED Corporation                      64,400
     4,078   IRT Property Company                     33,389
     3,000   +I-STAT Corporation                      58,875
     6,169   +ITC/DeltaCom, Inc.                      49,930
     2,668   +ITT Educational Services, Inc.          42,021
     1,300   +ITXC Corp.                              13,731
     2,830   +IVEX Packaging Corporation              27,769
     1,000   +IXYS Corporation                        25,313
     2,000   +iBasis, Inc.                            15,500
     1,400   +iBEAM Broadcasting Corporation           7,875
     1,500   +Ibis Technology Corporation             56,813
     3,895   +Identix Incorporated                    56,088
     5,321   +iGATE Capital Corporation               26,938
     3,500   +Illuminet Holdings, Inc.                84,273
     6,095   +Imation Corp.                          120,757
    12,400   +Imatron Inc.                            26,738
     1,900   +Immersion Corporation                   18,762
     4,900   +The Immune Response Corporation         29,706
     5,700   +ImmunoGen, Inc.                        195,937
     5,100   +Immunomedics, Inc.                     117,937
     6,644   +Imperial BanCorp.                      161,532
     6,151   +InFocus Corporation                    271,797
    11,354   +Independence Community Bank
             Corp.                                   166,762
     2,700   Independent Bank Corp.                   29,025
     1,800   +Indus International, Inc.                7,312
    11,495   IndyMac Mortgage Holdings, Inc.         239,958
     1,008   Infogrames, Inc.                         11,088
     4,039   +infoUSA Inc.                            13,127
     3,974   +Informatica Corporation                375,543
     3,600   +Information Architects Corp.            13,500
     1,314   +Information Holdings Inc.               34,246
       200   +Inforte Corp.                            6,125
     2,562   Ingles Markets, Incorporated
             (Class A)                                25,300
     5,230   +Inhale Therapeutic Systems             260,192
     6,595   Innkeepers USA Trust                     67,187
     8,000   +Inprise Corporation                     51,000
     5,552   +Input/Output, Inc.                      46,845
     6,900   +Insight Communications Company,
             Inc.                                     95,737
     4,827   +Insight Enterprises, Inc.              156,877
     3,009   +Insignia Financial Group, Inc.          29,150
     3,423   +Insituform Technologies, Inc.
             (Class A)                               122,158
       900   Insurance Auto Auctions, Inc.            10,800
     2,569   Integra Bank Corporation                 66,312
     1,900   +Integrated Circuit Systems, Inc.        25,887
     4,716   +Integrated Electrical Services,
             Inc.                                     32,422
     4,000   +Integrated Silicon Solution,
             Inc.                                     53,500
    14,500   +Intelect Communications, Inc.           15,859
     5,900   +InteliData Technologies
             Corporation                              31,528
     1,600   The InterCept Group, Inc.                43,300
     2,558   +InterDigital Communications
             Corporation                              27,978
     2,800   +Interact Commerce Corporation           25,725

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
       600   +Interactive Intelligence, Inc.    $     21,900
     7,024   Interface, Inc.                          64,094
     6,626   +Intergraph Corp.                        41,412
     4,500   +Interliant Inc.                         27,000
     2,000   +Interlink Electronics, Inc.             44,750
     1,937   +Interlogix Inc.                         23,849
     8,287   +Intermedia Communications Inc.         183,350
     1,000   +Intermune Pharmaceuticals, Inc.         50,000
     2,607   International Bancshares
             Corporation                              93,363
     4,023   +International FiberCom, Inc.            51,796
     2,817   International Multifoods                 47,713
     1,600   +International Specialty Products
             Inc.                                     10,000
     1,700   +internet.com Corporation                35,381
     2,900   +Internet Pictures Corporation            6,208
     1,600   Interpool, Inc.                          20,600
     6,600   Interstate Bakeries Corporation          92,400
     4,106   +InterTAN, Inc.                          45,423
     3,750   Inter-Tel Inc.                           43,359
     9,800   +Intertrust Technologies
             Corporation                              98,000
     5,807   +InterVoice-Bright, Inc.                 56,800
     3,400   InterWorld Corporation                    7,437
     5,500   +Interwoven, Inc.                       554,125
       900   +IntraBiotics Pharmaceuticals,
             Inc.                                     13,387
     2,800   +IntraNet Solutions, Inc.               130,200
     1,422   +Intraware, Inc.                         10,398
     1,900   +Intrusion.com, Inc.                     19,475
     3,685   Invacare Corp.                          105,022
     4,500   +Investment Technology Group,
             Inc.                                    162,000
     4,942   Investors Financial Services            354,280
     5,153   +Invitrogen Corporation                 391,950
    42,731   +Iomega Corporation                     209,809
     2,361   +Ionics, Inc.                            49,433
     1,274   Irwin Financial Corporation              19,667
     6,527   +Isis Pharmaceuticals, Inc.              67,310
     4,700   +Isle of Capri Casinos, Inc.             51,700
     2,513   +iVillage Inc.                            5,968
     6,500   iXL Enterprises, Inc.                    16,656
     3,567   +JAKKS Pacific, Inc.                     31,434
     3,039   +J.B. Hunt Transport Services,
             Inc.                                     39,697
     8,700   J.D. Edwards & Company                  225,112
     3,115   +JDA Software Group, Inc.                46,920
     4,395   JDN Realty Corporation                   48,070
     5,910   JLG Industries, Inc.                     82,371
     3,798   The J.M. Smucker Company                 84,506
       900   +JNI Corp.                               80,156
     1,424   JP Realty, Inc.                          22,784
     6,565   +Jack in the Box Inc.                   160,843
     3,854   +Jacobs Engineering Group Inc.          159,459
     3,714   Jeffreries Group, Inc.                  101,206
     4,221   John H. Harland Company                  58,566
       932   The John Nuveen Company (Class A)        44,503
     7,400   John Wiley & Sons, Inc. (Class A)       151,238
     4,748   +Jones Lang Lasalle Inc.                 60,537
     7,273   +Journal Register Co.                   129,550
     2,844   +Juno Online Services, Inc.               7,554

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     3,627   +Jupiter Media Metrix, Inc.        $     49,418
     3,666   +Kaiser Aluminum Corporation             18,559
     3,275   Kaman Corp. (Class A)                    47,488
       977   Kansas City Life Insurance
             Company                                  31,386
    10,400   Kansas City Power & Light Company       250,250
     8,200   Kaufman and Broad Home
             Corporation                             243,950
     5,369   Kaydon Corp.                            117,782
     1,400   Keithley Instruments, Inc.               74,900
     3,749   Kellwood Co.                             72,871
     2,557   Kelly's Services, Inc. (Class A)         56,733
     5,302   Kennametal Inc.                         155,746
     1,200   +Kenneth Cole Productions, Inc.
             (Class A)                                54,525
     4,368   +Kent Electronics Corporation            81,354
     2,435   +Key3Media Group, Inc.                   23,132
    16,524   +Key Energy Services, Inc.              148,716
     2,000   +Key Production Company, Inc.            44,000
     2,800   +Keynote Systems, Inc.                   67,200
     7,406   +kforce.com, Inc.                        30,087
     4,586   +Kilroy Realty Corporation              119,523
     5,075   Kimball International, (Class B)         78,980
     3,586   +Kirby Corporation                       66,117
       881   Knight Transportation, Inc.              13,986
     3,708   Koger Equity, Inc.                       59,096
     5,928   +Korn/Ferry International               207,480
     1,100   +Kos Pharmaceuticals, Inc.               21,794
       600   +Krispy Kreme Doughnuts, Inc.            59,137
     2,161   +Kronos, Inc.                            78,741
     7,610   +Kulicke and Soffa Industries           111,772
     2,692   +Kv Pharmacecutical Co Cl B             104,988
     2,000   +LCC International, Inc. (Class
             A)                                       30,000
     3,467   LNR Property Corp.                       74,974
     9,053   The LTV Corporation                      10,750
     7,494   +LTX Corporation                        104,916
     5,800   LaBranche & Co. Inc.                    229,825
     1,041   LaSalle Hotel Properties                 14,964
     4,997   +Labor Ready, Inc.                       14,991
     2,836   +Laboratory Corporation of
             America Holdings                        382,505
     2,535   Laclede Gas Company                      55,453
     5,500   Lancaster Colony Corporation            129,937
     3,666   Lance, Inc.                              36,889
     1,292   LandAmerica Financial Group, Inc.        38,114
     4,384   Landry's Seafood Restaurants             35,346
     2,396   +Land's End, Inc.                        61,457
     1,640   +Landstar System, Inc.                   77,490
     2,150   +Lante Corporation                        7,928
     2,900   +Latitude Communications, Inc.           16,675
       661   Lawson Products, Inc.                    17,930
     9,742   La-Z-Boy Inc.                           153,436
     4,278   +Leap Wireless International,
             Inc.                                    212,831
    10,700   +Lear Corporation                       291,575
     1,886   +Learning Tree International,
             Inc.                                     85,341
     7,104   Lee Enterprises, Incorporated           196,248

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
    13,700   +Legato Systems, Inc.              $    122,016
     8,147   Lennar Corporation                      261,722
     6,400   Lennox International Inc.                50,800
     5,912   Leucadia National Corporation           147,061
       700   +Level 8 Systems, Inc.                    6,737
     1,460   +Lexicon Genetics Incorporated           29,565
     3,610   +Lexington Corporate Properties
             Trust                                    40,387
     2,216   Libbey, Inc.                             60,386
     2,403   The Liberty Corporation                  83,204
     2,162   Liberty Financial Companies, Inc.        58,374
       300   +Liberty Livewire Corporation
             (Class A)                                 6,300
     2,100   +LifeMinders, Inc.                       24,412
     5,343   +LifePoint Hospitals, Inc.              207,041
     8,101   +Ligand Pharmaceuticals
             Incorporated (Class B)                  120,502
     2,000   +LightPath Technologies, Inc.
             (Class A)                                54,500
     3,000   Lightbridge, Inc.                        32,062
     3,876   Lilly Industries, Inc. (Class A)        116,280
     6,600   +Lincare Holdings Inc.                  277,612
     5,600   Lincoln Electric Holdings, Inc.          96,250
     1,752   Lindsay Manufacturing Co.                36,792
     6,400   +Linens 'n Things, Inc.                 196,800
       283   Liqui-Box Corporation                    10,135
     3,402   +Littelfuse Inc.                         98,658
     2,300   +LodgeNet Entertainment
             Corporation                              40,394
     4,423   +Lone Star Steakhouse & Saloon,
             Inc.                                     37,319
     4,023   +Lone Star Technology                   161,523
     4,600   Longs Drug Stores Corporation           100,625
     8,189   Longview Fibre Company                  111,575
     6,500   +LookSmart, Ltd.                         45,906
       400   +Loudeye Technologies, Inc.               1,525
     3,755   +Louis Dreyfus Natural Gas Corp.        120,395
    17,700   Louisiana-Pacific Corporation           150,450
     9,100   The Lubrizol Corporation                197,356
     3,879   Luby's Cafeterias Inc.                   22,789
       700   +Luminex Corporation                     18,987
     1,500   +Lynx Therapeutics, Inc.                 26,250
     3,764   MAF Bancorp, Inc.                        90,336
     1,696   +MAXIMUS, Inc.                           41,658
     1,800   +MCK Communications, Inc.                28,125
     1,876   +MCSi, Inc.                              53,935
     3,363   MDC Holdings, Inc.                       92,062
     9,871   MDU Resources Group                     288,727
     5,433   +MEMC Electronic Materials, Inc.         53,990
     1,100   +META Group, Inc.                        10,588
     2,900   MGI Pharma, Inc.                         81,200
     6,282   +MIPS Technologies, Inc. (Class
             A)                                      252,065
       700   +MKS Instruments, Inc.                   12,862
     3,000   +MP3.com, Inc.                           10,594
     8,074   +MRV Communications, Inc.               318,923
     1,103   M.S. Carriers, Inc.                      17,234
     5,400   +MTI Technology Corporation              28,012
     2,692   MacDermid, Inc.                          57,878
     5,525   +Macerich Company                       108,428

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     2,344   Madison Gas & Electric Co.         $     50,982
     2,445   +Magnetek, Inc.                          26,589
     6,841   +Mail-Well, Inc.                         33,777
     7,200   +Mail.com, Inc.                          23,400
       800   +The Management Network Group,
             Inc.                                     10,550
       696   +Manhattan Associates, Inc.              44,555
     4,424   The Manitowoc Co., Inc.                 120,278
    12,600   +Manor Care, Inc.                       210,262
     3,383   Manu Home Communications                 84,152
     3,725   +Manugistics Group, Inc.                424,417
     2,550   +MapInfo Corporation                     83,353
     3,183   Marcus Corporation                       45,159
     2,600   +Marimba, Inc.                           15,437
       842   +Markel Corporation                     121,985
       385   +MarketWatch.com, Inc.                    1,805
     2,600   +Martek Biosciences Corporation          55,900
     1,800   +Martha Stewart Living Omnimedia,
             Inc. (Class A)                           45,112
     6,582   Mascotech, Inc.                         109,837
     2,654   Mathews International Corp.
             (Class A)                                71,658
     4,200   +Matrix Pharmaceutical, Inc.             60,375
       800   +MatrixOne, Inc.                         23,750
     3,000   +Mattson Technology, Inc.                35,250
     3,135   +Maverick Tube Corporation               48,788
     3,700   +Maxim Pharmaceuticals, Inc.            164,187
    11,159   +Maxtor Corporation                      87,180
     1,100   +Maxygen Inc.                            44,275
     1,200   +McAfee.com Corporation                   8,250
     3,300   The McClatchy Company (Class A)         125,400
     1,945   McGrath RentCorp.                        33,551
     1,888   +McMoRan Exploration Co.                 22,562
     1,700   +Meade Instruments Corp.                 31,131
     3,558   +Mechanical Technology
             Incorporated                             26,685
     2,087   +MedQuist Inc.                           23,479
     1,235   Medallion Financial Corp.                18,988
     2,100   +Media 100 Inc.                          20,737
     3,300   Media General, Inc. (Class A)           125,400
     3,300   Mediacom Communications
             Corporation                              56,100
     1,900   +Mediaplex, Inc.                          4,097
     1,100   +MedicaLogic/Medscape, Inc.               4,469
     2,597   +Medical Assurance, Inc.                 36,033
     4,678   +Medicis Pharmaceutical (Class A)       344,418
    21,900   +Meditrust Companies                     60,225
     1,604   +MemberWorks Incorporated                55,137
     5,449   +The Men's Warehouse, Inc.              159,383
     3,807   +Mentor Corporation                      67,098
    10,220   +Mentor Graphics Corporation            239,531
     2,541   +Mercator Software, Inc.                 11,593
     2,503   Merchants New York Bancorp, Inc.         51,937
     3,699   +Mercury Computer Systems, Inc.         114,669
     4,200   Mercury General Corporation             153,825
     6,000   Meredith Corporation                    190,500
     1,600   +The Meridian Resource
             Corporation                              11,100
     6,148   Meristar Hospitality Corp.              117,581

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     4,743   +Mesa Air Group, Inc.              $     27,865
     1,416   +Mesaba Holdings, Inc.                   15,310
     4,100   +MetaCreations Corporation               41,000
     6,164   Metals USA, Inc.                         17,336
     1,400   +Metasolv Software, Inc.                 17,412
       900   +Metawave Communications
             Corporation                              11,925
     5,763   Methode Electronics                     216,833
     2,738   +Metricom, Inc.                          48,600
     9,408   Metris Companies Inc.                   304,584
     7,200   +Metrocall, Inc.                          9,225
    10,200   +Metromedia International Group,
             Inc.                                     37,944
     6,471   +Mettler-Toledo International           302,115
     2,171   Michael Foods, Inc.                      58,481
     5,049   +Michael's Stores                       122,754
     4,460   +MicroStrategy Incorporated             106,761
     5,384   +Micron Electronics, Inc.                42,567
     3,000   +Micros Systems, Inc.                    59,250
     1,900   +Microsemi Corporation                   76,000
     2,000   +Microvision, Inc.                       68,125
     7,782   +Mid Atlantic Medical Services,
             Inc.                                    132,294
     2,493   Mid-America Apartment
             Communities, Inc.                        54,846
     1,005   MidAmerica BanCorp.                      24,999
     2,596   Midas Group, Inc.                        36,020
     2,400   Midcoast Energy Resources, Inc.          48,600
       900   The Midland Company                      26,213
     1,434   Mid-State Bancshares                     42,303
     4,294   +Midway Games Inc.                       33,278
     1,878   +Midwest Express Holdings                35,682
     6,466   Milacron Inc.                           103,052
    10,200   Millennium Chemicals Inc.               164,475
     3,064   Mills Corp.                              52,280
     1,240   Mine Safety Appliances Company           26,040
     3,566   Minerals Technologies, Inc.             111,660
     2,500   +Miravant Medical Technologies           37,812
     1,464   Mississippi Valley Bancshares,
             Inc.                                     38,521
     3,606   Mitchell Energy & Development
             Corp. (Class A)                         165,876
     1,900   +Mobile Mini, Inc.                       37,881
     1,802   +Modem Media Inc.                        10,587
     3,512   Modine Manufacturing Co.                 92,629
    14,000   +Modis Professional Services,
             Inc.                                     57,750
     6,600   +Mohawk Industries, Inc.                143,962
     2,607   +Molecular Devices Corporation          178,254
     2,001   +Monaco Coach Corporation                34,142
     1,116   +Moog Inc. (Class A)                     32,503
     3,228   Morgan Keenan, Inc.                      64,358
     1,755   Morrison Management Specialists,
             Inc.                                     58,792
     5,644   +Motient Corporation                     68,434
       200   +Mount10, Inc.                            7,111
     4,904   MPower Communications Corp.              31,876
     5,849   +Mueller Industries, Inc.               136,355
     2,556   +Multex.com Inc.                         33,068
     3,511   +Musicland Stores Corporation            28,527

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     3,300   +MyPoints.com, Inc.                $      7,425
     2,484   Myers Industries, Inc.                   32,913
     5,343   +Mynd Corporation                        68,123
     3,200   Myriad Genetics, Inc.                   384,000
       840   NACCO Industries, Inc. (Class A)         31,973
     2,200   +NBC Internet, Inc. (Class A)            13,613
     2,845   NBT Bancorp Inc.                         42,675
    10,045   +NBTY Inc.                               65,293
       274   NCH Corporation                          10,686
     2,891   +NCI Building Systems, Inc.              44,991
     3,507   +NCO Group, Inc.                         76,716
       958   +NEON Communications, Inc.               11,556
       480   NEON Systems, Inc.                        3,390
     1,200   NETsilicon, Inc.                         17,025
     1,700   NHancement Technologies Inc.             42,713
     3,342   NL Industries, Inc.                      78,955
     1,300   +NPC International, Inc.                 14,463
     3,300   +NPS Pharmaceuticals, Inc.              141,488
     3,100   +NS Group, Inc.                          26,505
     2,395   NUI Corporation                          74,694
     1,422   +NVR, Inc.                              147,035
     3,300   +NYFIX, Inc.                            130,350
     6,400   +Nabi                                    39,100
     2,200   +Nanogen, Inc.                           34,100
       900   +Nanometrics Incorporated                20,700
     5,600   National Data Corporation               213,500
     1,573   +National Discount Brokers Group,
             Inc.                                     76,585
     1,717   National Golf Properties, Inc.           34,125
     3,110   National Health Investors, Inc.          19,438
     3,300   +National Infomation Consortium,
             Inc.                                     11,138
     2,532   National Penn Bancshares, Inc.           53,805
       591   National Presto Industries, Inc.         17,952
       700   +National Processing, Inc.               11,069
     7,100   National Service Industries, Inc.       145,106
     5,574   National Steel Corp.                     16,374
       355   +National Western Life Insurance
             Company (Class A)                        31,418
     4,757   +NationsRent, Inc.                       10,703
     7,009   +Nationwide Health Properties,
             Inc.                                    104,697
     5,300   +Natural MicroSystems Corporation       239,494
     4,860   +Nautica Enterprises, Inc.               61,358
     6,432   +Navigant Consulting, Inc.               24,522
     5,900   +The Neiman Marcus Group, Inc.
             (Class A)                               219,038
     3,500   +NeoRx Corporation                       56,875
     2,000   +Neose Technologies, Inc.                72,375
     1,700   +Net2000 Communications, Inc.            10,200
     1,900   +Net2Phone, Inc.                         35,269
     4,430   +Net.B@nk, Inc.                          38,486
       800   NetCreations, Inc.                        5,975
       500   +net.Genesis Corp.                        1,750
       700   +netGuru, Inc.                            3,500
     3,800   +NetIQ Corporation                      327,275
     7,300   +NetManage, Inc.                          9,353
     2,123   +NetObjects Inc.                          6,236

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     2,658   Net Perceptions, Inc.              $      8,805
       500   +NetRatings, Inc.                         9,000
     2,000   +NetScout Systems, Inc.                  37,375
       700   +NetSolve, Incorporated                   5,250
     4,300   NetZero, Inc.                             6,316
     3,500   Netcentives Inc.                         24,938
     4,200   Netegrity, Inc.                         327,600
     2,000   Netopia, Inc.                            21,750
       800   +Netpliance, Inc.                         1,450
     5,500   +Netro Corporation                      119,969
       700   Netsol International, Inc.                6,103
     2,400   +Network Access Solutions
             Corporation                               6,525
     4,700   +Network Commerce Inc.                   13,953
     3,139   +Network Equipment Technologies,
             Inc.                                     29,821
     2,898   +Network Peripherals Inc.                31,516
     2,200   +Network Plus Corp.                      17,325
     3,400   Neurocrine Biosciences, Inc.            131,750
     2,496   +Neurogen Corporation                    78,468
     1,615   New England Business Services,
             Inc.                                     28,061
     4,000   +New Era of Networks, Inc.               62,250
     2,618   New Jersey Resources Corporation        104,556
    14,900   New Plan Excel Realty Trust             183,456
    12,268   +Newpark Resources, Inc.                110,412
     4,958   Newport News Shipbuilding Inc.          243,872
     1,800   +Nexell Therapeutics Inc.                12,853
     6,036   +NextCard, Inc.                          46,025
     1,300   +Niku Corporation                        20,475
     4,790   Nordson Corporation                     137,413
     1,239   +Nortek, Inc.                            23,309
     3,062   North Pittsburgh Systems, Inc.           36,361
     1,884   Northwest Bancorp, Inc.                  14,012
     3,768   +Northwest Natural Gas Company           88,313
     3,354   Northwestern Corporation                 74,207
     2,600   +Novadigm, Inc.                          26,000
     3,200   +Noven Pharmaceuticals, Inc.            142,600
     2,685   +Novoste Corporation                     67,796
     6,500   Nu Skin Enterprises, Inc. (Class
             A)                                       35,344
       800   +Nuance Communications Inc.              69,000
     1,100   Nucentrix Broadband Networks,
             Inc.                                     24,888
     2,533   +Nuevo Energy Company                    45,911
       800   +Numerical Technologies, Inc.            16,400
     6,200   +Nx Networks, Inc.                       17,631
     1,531   O'Charley's Inc.                         22,391
    13,100   OGE Energy Corp.                        269,369
     3,867   OM Group, Inc.                          178,849
     5,012   ONEOK, Inc.                             198,601
     3,326   ONYX Software Corporation                52,800
       600   +ORATEC Interventions, Inc.               6,000
     5,406   +O'Reilly Automotive, Inc.               97,308
     3,700   +OSI Pharmaceuticals, Inc.              266,400
       800   OTG Software, Inc.                       25,200
     6,800   +Oak Technology, Inc.                   190,825
     4,105   +Oakley, Inc.                            86,205
     3,200   +Objective Systems Integrators,
             Inc.                                     28,800
     2,477   +OceanFirst Financial Corp.              51,862

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     4,046   +Oceaneering International, Inc.   $     56,897
     3,247   +Ocular Sciences, Inc.                   40,182
     4,621   Ocwen Financial Corporation              27,148
    17,278   +OfficeMax, Inc.                         49,674
     4,053   +Offshore Logistics, Inc.                69,914
     8,722   Ogden Corporation                       119,928
    10,887   Ohio Casualty Corporation                91,519
     6,432   Olin Corporation                        114,168
     1,823   Omega Financial Corporation              52,639
    15,600   Omnicare, Inc.                          273,000
     4,245   Omnova Solutions Inc.                    23,878
     4,700   On2.com Inc.                             10,716
     3,789   +On Assignment, Inc.                     95,435
     1,053   +On Command Corporation                  11,057
     2,196   Oneida Ltd.                              23,333
     1,700   Onvia.com, Inc.                           4,463
     5,706   +Open Market, Inc.                       18,901
       538   +Optical Cable Corporation                8,574
     5,317   +Orbital Sciences Corporation            42,204
     1,100   +Orchid Biosciences                      22,481
       600   +Organic, Inc.                            1,950
     5,042   +Organogenesis Inc.                      63,227
     1,462   Oriental Financial Group Inc.            17,910
     6,893   +Orthodontic Centers of America,
             Inc.                                    230,054
     2,168   OshKosh B'Gosh, Inc. (Class A)           34,688
     2,688   Oshkosh Truck Corporation               110,544
     1,600   +Osicom Technologies, Inc.               51,200
     3,810   Otter Tail Power Company                 84,534
     3,815   Overseas Shipholding Group, Inc.         91,560
     5,815   Owens & Minor, Inc.                      87,952
     9,400   Owens Corning                            12,925
    11,776   +P-Com, Inc.                             66,240
     1,362   P.F. Chang's China Bistro, Inc.          55,842
     3,980   P.H. Glatfelter Company                  41,541
     3,553   +PAREXEL International
             Corporation                              31,089
       700   +PC Connection, Inc.                     19,086
     2,300   +PC-Tel, Inc.                            39,675
    19,494   +PETsMART, Inc.                          86,505
     1,666   +PFF Bancorp, Inc.                       30,821
     1,674   +PICO Holdings, Inc.                     21,553
     2,416   +PLX Technology, Inc.                    57,984
     2,301   PMA Capital Corporation (Class A)        37,679
     1,300   PRAECIS Pharmaceuticals
             Incorporated                             32,988
     3,268   +PRI Automation, Inc.                    73,939
     4,207   PS Business Parks, Inc.                 110,434
    12,658   +PSS World Medical, Inc.                 37,974
     2,600   Pac-West Telecomm, Inc.                  22,588
     3,884   Pacific Capital BanCorp.                103,897
     3,401   Pacific Gulf Properties, Inc.            90,339
     1,851   Pacific Northwest BanCorp.               24,757
     5,450   +Pacific Sunwear of California,
             Inc.                                    111,725
     7,300   +Packaging Corp. of America             107,219
     1,900   +Packard BioScience Company              30,638
     2,600   +Packeteer, Inc.                         64,675

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
    27,300   +Pactiv Corporation                $    286,650
     2,827   +Palm Harbor Homes, Inc.                 41,345
       933   Pan Pacific Retail Properties,
             Inc.                                     19,068
     3,596   +Papa John's International, Inc.         90,350
     1,200   +Paradigm Genetics, Inc.                 19,050
     2,900   +Paradyne Networks, Inc.                 11,600
     1,782   Park Electrochemical Corp.              117,723
     1,366   Park National Corporation               130,624
    12,166   +Parker Drilling Company                 72,996
     1,373   +ParkerVision, Inc.                      76,545
     1,276   Parkway Properties, Inc.                 36,526
     2,300   Patina Oil & Gas Corporation             40,394
     5,677   +Patterson Energy, Inc.                 159,666
     5,581   +Paxar Corporation                       45,694
     4,879   +Paxson Communications
             Corporation                              55,499
     3,800   +Payless ShoeSource, Inc.               220,163
     4,277   +Pegasus Systems, Inc.                   72,976
       800   Penn Engineering & Manufacturing
             Corp.                                    30,250
       900   +Penn National Gaming, Inc.              15,750
       700   Penn Virginia Corporation                18,550
     2,700   +Pennaco Energy, Inc.                    33,581
     2,512   Pennsylvania Real Estate
             Investment Trust                         43,175
    13,437   +Pennzoil-Quaker State Company          157,885
     3,266   Penton Media, Inc.                       99,817
     5,300   People's Bank                           107,325
     6,000   Peoples Energy Corporation              206,250
     8,973   The Pep Boys-Manny, Moe & Jack           40,379
     2,900   +PepsiAmericas, Inc.                     10,513
     2,299   +Performance Food Group Company          93,110
     3,200   +Pericom Semiconductor
             Corporation                              84,800
    10,000   +Perot Systems Corporation (Class
             A)                                       99,375
     8,904   +Perrigo Company                         58,989
     4,606   +Per-Se Technologies, Inc.               20,295
     2,100   +Persistence Software, Inc.              24,675
     2,839   +Pharmaceutical Product
             Development, Inc.                        88,896
     3,100   +Pharmacopeia, Inc.                      56,575
     2,739   +Pharmacyclics, Inc.                    147,392
     1,630   +Philadelphia Consolidated
             Holding Corp.                            36,369
     5,354   Philadelphia Suburban Corporation       125,484
     2,898   Phillips-Van Heusen Corporation          34,414
     6,677   +Phoenix Investment Partners,
             Ltd.                                    104,328
     4,258   +Phoenix Technologies Ltd.               68,394
     1,300   +Photogen Technologies, Inc.              5,688
     2,000   Photon Dynamics, Inc.                    72,000
     3,882   +Photronics, Inc.                        87,588
     4,800   Piedmont Natural Gas Company,
             Inc.                                    146,400
    15,627   Pier 1 Imports, Inc.                    207,058
     2,007   Pilgrim's Pride Corporation              13,547
     3,060   +Pinnacle Entertainment, Inc.            69,806
     7,922   +Pinnacle Systems, Inc.                 100,015
    16,070   +Pioneer Natural Resources
             Company                                 209,914

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     5,736   Pioneer-Standard Electronics,
             Inc.                               $     79,587
     9,019   Pittston Brink's Group                  143,177
     1,100   +Pixelworks, Inc.                        36,644
     2,110   +Plains Resources Inc.                   40,354
     7,919   +Plantronics, Inc.                      361,304
     2,736   +Playboy Enterprises, Inc.               35,397
     4,230   +Playtex Products, Inc.                  42,829
     5,830   +Plexus Corporation                     367,654
     6,949   Pogo Producing Company                  173,725
     3,539   Polaris Industries, Inc.                122,980
     6,386   Polaroid Corporation                     64,259
     9,200   Polo Ralph Lauren Corporation           180,550
     1,800   PolyMedica Corporation                  103,500
    13,425   PolyOne Corporation                     105,722
     2,619   +Polymer Group, Inc.                     16,041
     2,800   Pope & Talbot, Inc.                      43,575
     4,457   Potlatch Corporation                    149,310
     4,226   +Power Integrations, Inc.                56,787
     8,218   Precision Castparts Corp.               310,230
       500   +Predictive Systems, Inc.                 6,938
     3,038   Premier National Bancorp, Inc.           62,279
     6,181   Prentiss Properties Trust               156,843
     3,337   +Pre-Paid Legal Services, Inc.          146,411
     4,005   Presidential Life, Corporation           58,323
     4,074   +Presstek, Inc.                          64,166
     7,068   +Price Communications Corporation       152,846
       600   +PriceSmart, Inc.                        21,563
     1,200   +Prima Energy Corporation                53,325
     2,166   Prime Group Realty Trust                 32,219
     7,090   +Prime Hospitality Corp.                 67,355
     1,232   Primex Technologies, Inc.                36,113
     2,100   +Primus Knowledge Solutions,
             Inc.                                     17,063
     4,721   +Primus Telecommunications Group,
             Incorporated                             23,900
     1,701   +Priority Healthcare Corporation
             (Class B)                                91,429
     1,700   +Private Media Group, Inc.               14,716
       200   +Prize Energy Corporation                 3,350
     2,194   +ProBusiness Services, Inc.              71,716
       800   +Procom Technology, Inc.                 18,150
     3,011   +Prodigy Communications
             Corporation (Class A)                    13,173
       800   +Professional Detailing, Inc.            70,900
     3,877   +The Profit Recovery Group
             International, Inc.                      20,839
     5,280   +Progress Software Corporation           83,490
     2,513   +Project Software & Development,
             Inc.                                     32,669
     3,700   +ProsoftTraining.com                     25,900
     4,066   Provident Bancshares Corporation         77,000
     3,900   Provident Financial Group, Inc.         117,975
     5,101   +Province Healthcare Company            214,880
     4,056   +Proxim, Inc.                           245,895
     6,114   Public Service Company of New
             Mexico                                  168,517
     1,668   Pulitzer Inc.                            68,305

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     5,303   Pulte Corporation                  $    176,656
     5,100   +Puma Technology, Inc.                   69,169
     3,200   +PurchasePro.com, Inc.                   86,400
     7,500   +Pure Resources, Inc.                   123,750
     2,263   +QRS Corporation                         19,094
     2,144   Quanex Corporation                       42,478
    12,600   Quantum Corporation-Hard Disk
             Drive                                   144,113
     3,048   +Queens County Bancorp Inc.              85,344
     3,900   +QuickLogic Corporation                  34,613
     4,058   +Quiksilver, Inc.                        77,609
     3,200   +Quintus Corporation                     23,900
     3,000   +Quokka Sports, Inc.                      9,188
    12,303   +Quorum Health Group, Inc.              164,553
     2,697   R & G Financial Corporation
             (Class B)                                26,464
     5,591   R.H. Donnelley Corporation              126,496
     3,036   +RARE Hospitality International,
             Inc.                                     70,587
     6,039   +REMEC, Inc.                            180,038
     3,870   RFS Hotel Investors, Inc.                49,826
     6,137   RGS Energy Group Inc.                   181,042
       971   RLI Corp.                                37,990
     1,700   RPC, Inc.                                21,144
    18,100   RPM, Inc.                               161,769
     2,415   +RTI International Metals, Inc.          35,018
     2,251   +RadiSys Corporation                     59,652
     2,472   +Radiant Systems, Inc.                   45,578
     3,600   +Rainbow Technologies, Inc.              89,550
     5,208   +Ralcorp Holdings, Inc.                  73,238
     3,100   +Ramp Networks, Inc.                      5,813
     5,042   +Rare Medium Group, Inc.                 23,319
     6,099   Raymond James Financial, Inc.           206,222
     4,584   Rayonier Inc.                           161,300
     4,225   +Rayovac Corporation                     62,319
     1,743   +Razorfish, Inc.                          7,844
     4,300   Realty Income Corporation                98,900
     9,038   Reckson Associates Realty
             Corporation                             204,485
     7,622   +Reebok International Ltd.              164,349
     3,237   Regal-Beloit Corporation                 54,220
     5,026   +Regency Realty Corporation             113,085
     2,824   +Regeneron Pharmaceuticals, Inc.         75,542
     3,100   +Regent Communications, Inc.             18,600
     6,243   Regis Corporation                        94,425
       600   +Register.com, Inc.                       4,200
     2,300   +RehabCare Group, Inc.                   99,331
    34,505   Reliance Group Holdings, Inc.             2,157
     3,191   Reliance Steel & Aluminum Co.            75,786
     4,054   +Remedy Corporation                      69,425
     7,720   +Renal Care Group, Inc.                 181,420
     2,984   +Rent A Center Inc.                      87,096
     4,076   +Rent-Way, Inc.                          20,635
     6,557   Republic Bancorp Inc.                    62,292
     8,859   Republic Security Financial
             Corporation                              60,075
     2,469   +Res-Care, Inc.                          13,580
     5,034   +ResMed Inc.                            128,367

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     1,500   +Research Frontiers Incorporated   $     28,875
     5,774   +Respironics, Inc.                      113,315
     7,650   +Retek Inc.                             301,697
     1,100   +Revlon, Inc. (Class A)                   6,394
     6,000   +Rhythms NetConnections Inc.             13,125
     1,400   +Ribozyme Pharmaceuticals, Inc.          29,663
       900   +Rica Foods, Inc.                        13,725
     5,084   Richmond County Financial Corp.         119,474
     2,529   Riggs National Corporation               28,451
     1,200   +Rightchoice Managed Care, Inc.
             (Class A)                                33,150
     1,800   Riviana Foods Inc.                       30,600
     1,614   Roadway Express, Inc.                    33,188
       990   Robbins & Myers, Inc.                    23,946
     1,601   +The Robert Mondavi Corporation
             (Class A)                                72,445
     6,100   +Robotic Vision Systems, Inc.            33,359
     1,625   Rock-Tenn Company (Class A)              14,523
     2,250   +Rogers Corporation                      80,438
     7,034   Rollins Truck Leasing Corp.              36,929
     2,850   Rollins, Inc.                            51,478
     5,269   +Roper Industries, Inc.                 184,415
    11,300   Roslyn Bancorp, Inc.                    245,069
    10,676   Ruby Tuesday, Inc.                      144,793
     4,376   Ruddick Corporation                      57,435
       600   +Rudolph Technologies, Inc.              23,400
     1,500   +Rural Cellular Corporation
             (Class A)                                80,625
     1,355   Russ Berrie and Company, Inc.            30,742
     4,565   Russell Corporation                      73,040
     6,227   +Ryan's Family Steak Houses,
             Inc.                                     52,151
    10,100   Ryder System, Inc.                      199,475
     3,146   Ryerson Tull, Inc.                       23,595
     1,873   +The Ryland Group, Inc.                  60,404
    14,566   +S3 Incorporated                        131,549
     4,373   +SAGA Systems, Inc.                      23,505
     2,300   +SAVVIS Communications
             Corporation                               8,913
     4,300   +SBA Communications Corporation         215,538
     2,200   +SBS Technologies, Inc.                  56,650
     2,100   +SCM Microsystems, Inc.                  79,800
     2,736   +SCP Pool Corporation                    70,794
     1,991   SCPIE Holdings Inc.                      37,829
     3,009   +SEACOR SMIT Inc.                       126,002
     3,580   SEMCO Energy, Inc.                       55,490
     2,438   SERENA Software, Inc.                   124,033
     6,191   +SICOR Inc.                              79,322
     3,470   +SIPEX Corporation                      136,631
     6,790   +SITEL Corporation                       19,097
       248   SJW Corp.                                29,481
     3,859   SL Green Realty Corp.                   103,469
     2,180   SLI, Inc.                                17,985
     2,001   +SPS Technologies, Inc.                 103,302
     1,278   +SPSS Inc.                               28,755
     2,500   STAAR Surgical Company                   39,375
     4,247   S&T Bancorp, Inc.                        80,162
     9,951   +STERIS Corporation                     149,265

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     1,732   +SVI Holdings, Inc.                $      7,863
       600   +Saba Software, Inc.                     14,063
       799   Saga Communications, Inc. (Class
             A)                                       13,184
     2,904   +Sagnet Technology, Inc.                  7,442
     3,300   +Salem Communications Corporation
             (Class A)                                39,600
     1,826   +Salton, Inc.                            41,770
     2,000   +Sanchez Computer Associates,
             Inc.                                     32,125
     1,998   Sandy Spring Bancorp, Inc.               44,206
     2,936   +SangStat Medical Corporation            29,360
       800   Santander BanCorp                        12,200
     1,400   +SatCon Technology Corporation           35,700
     2,800   Sauer-Danfoss, Inc.                      21,175
     2,370   Saul Centers, Inc.                       36,291
     2,469   +Scholastic Corporation                 197,520
     3,298   +School Specialty, Inc.                  50,707
     2,431   +Schweitzer-Manduit
             International, Inc.                      39,352
     5,600   +SciClone Pharmaceuticals, Inc.          45,150
     3,700   +SciQuest.com, Inc.                      16,534
     1,600   +Scientific Learning Corporation          8,950
     1,722   +Scott Technologies, Inc.                39,606
     2,331   +The Scotts Company (Class A)            83,333
     2,600   +SeaChange International, Inc.           57,200
     3,308   Seacoast Financial Services
             Corporation                              35,148
     4,300   +Secure Computing Corporation            98,900
     5,451   +Security Capital Group
             Incorporated (Class B)                  103,910
     3,553   +Seitel, Inc.                            53,295
       700   +Selectica, Inc.                         18,463
     3,781   Selective Insurance Group, Inc.          65,222
     5,000   +Seminis, Inc. (Class A)                  4,375
     3,100   +Semitool, Inc.                          40,494
     1,600   Senior Housing Properties Trust          14,900
    11,861   +Sensormatic Electronics
             Corporation                             213,498
       883   +Sequa Corporation (Class A)             32,561
     1,100   +Sequenom Inc.                           35,613
     1,200   +Sequoia Software Corporation             6,000
    46,900   Service Corporation International       108,456
     2,300   +The Shaw Group Inc.                    187,450
     4,338   +ShopKo Stores, Inc.                     27,655
     4,425   +Shurgard Storage Centers, Inc.
             (Class A)                               100,392
    13,272   Sierra Pacific Resources                228,113
    28,500   +Silicon Graphics, Inc.                 128,250
     5,000   +Silicon Image, Inc.                     58,750
     6,504   +Silicon Valley Bancshares              300,810
     5,404   +Silicon Valley Group, Inc.             177,994
     1,800   +SilverStream Software, Inc.             40,500
     1,195   +Simpson Manufacturing Co., Inc.         50,937
     7,962   +Sinclair Broadcast Group, Inc.
             (Class A)                                73,400
     5,495   +Sirius Satellite Radio Inc.            276,124
     2,600   +Skechers U.S.A., Inc. (Class A)         39,488
    13,721   Sky Financial Group, Inc.               228,118

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     3,683   SkyWest, Inc.                      $    185,992
     1,770   Skyline Corporation                      38,387
     3,000   +Smart & Final Inc.                      20,625
       900   +SmartDisk Corporation                    4,613
       600   +SmartServ Online, Inc.                  11,625
     8,805   +Smithfield Foods, Inc.                 252,593
     9,800   Snap-On Incorporated                    250,513
     5,000   Sodexho Marriott Services, Inc.          91,875
     4,228   +SoftNet Systems, Inc.                   19,555
       500   Software Technologies Corporation         8,500
    17,200   Solutia Inc.                            219,300
     4,300   +Somera Communications, Inc.             48,375
     2,500   +Sonic Automotive, Inc.                  22,344
     3,195   +Sonic Corp.                            116,618
     1,700   +Sonic Foundry, Inc.                     10,838
       200   +Sonic Innovations, Inc.                    963
     3,800   +SonicWALL, Inc.                         56,763
     1,700   SonoSite, Inc.                           21,675
     6,500   +Sotheby's Holdings, Inc. (Class
             A)                                      176,719
     2,356   +The Source Information
             Management Company                       12,958
     6,635   The South Financial Group, Inc.          67,594
     2,180   South Jersey Industries, Inc.            63,493
     4,898   Southern Peru Limited                    68,266
     4,571   +Southern Union Company                  85,992
     4,924   +Southwest Bancorporation of
             Texas, Inc.                             179,726
     4,482   Southwest Gas Corporation                93,562
     2,839   Southwest Securities Group, Inc.         80,202
     4,412   +Southwestern Energy Company             35,296
     1,547   +Sovran Self Storage, Inc.               29,200
     5,600   +Spanish Broadcasting System,
             Inc. (Class A)                           50,400
     2,250   Spartech Corporation                     34,734
     1,708   +Specialty Equipment Companies,
             Inc.                                     51,774
       500   Spectra-Physics Lasers, Inc.             17,656
     1,900   +SpectraLink Corporation                 14,131
     4,433   +SpeedFam-IPEC, Inc.                     42,114
     2,000   +Speedway Motorsports, Inc.              34,875
     8,197   +Spherion Corporation                    97,339
     3,425   Spiegel, Inc. (Class A)                  23,761
       900   +Spinnaker Exploration Company           27,225
     3,231   +SportsLine USA, Inc.                    27,665
     2,395   Springs Industries, Inc. (Class
             A)                                       56,432
     6,000   +Stamps.com Inc.                         23,625
     5,152   StanCorp Financial Group, Inc.          209,944
     2,200   +Standard Microsystems
             Corporation                              52,800
     4,011   Standard Pacific Corp.                   75,206
     1,684   The Standard Register Company            20,208
     1,490   Standex International Corporation        27,286
       800   +Stanford Microdevices, Inc.             20,050
     4,100   +Star Scientific, Inc.                   16,272
     7,100   +StarBase Corporation                    36,166
     6,300   +StarMedia Network, Inc.                 38,588
     1,054   +StarTek, Inc.                           26,811

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     1,668   State Auto Financial Corporation   $     22,518
     5,676   Staten Island Bancorp, Inc.             109,618
     6,073   +Station Casinos, Inc.                   97,927
     6,752   +Steel Dynamics, Inc.                    81,024
     4,955   +Stein Mart, Inc.                        76,803
       460   Stepan Company                            8,913
     2,653   +Stericycle, Inc.                        85,891
     4,906   Sterling Bancshares, Inc.                84,322
     2,100   +Steve Madden, Ltd.                      20,016
     5,125   +Stewart & Stevenson Services,
             Inc.                                    123,000
    18,300   Stewart Enterprises, Inc. (Class
             A)                                       38,888
     2,464   Stewart Information Services
             Corporation                              38,808
     6,554   +Stillwater Mining Company              190,066
     5,044   St. Mary Land & Exploration
             Company                                 118,219
       600   +Stockwalk.com Group, Inc.                2,025
     2,872   +Stone Energy Corporation               147,046
     1,707   +Stoneridge, Inc.                        16,643
    15,200   +Storage Technology Corporation         148,200
     4,432   +Storage USA, Inc.                      123,819
       891   Strayer Education, Inc.                  21,440
     6,954   The Stride Rite Corporation              37,378
     6,285   +Structural Dynamics Research
             Corporation                              64,814
       783   The Student Loan Corporation             41,891
     3,267   Sturm, Ruger & Company, Inc.             27,565
     4,941   +Suiza Foods Corporation                228,830
     4,428   +Summit Properties Inc.                 106,272
     3,187   Sun Communities, Inc.                    96,805
     9,960   +Sunbeam Corporation                      9,338
     5,289   +Sunglass Hut International,
             Inc.                                     40,990
     3,346   +Sunrise Assisted Living, Inc.           78,213
     8,584   +Sunrise Technologies
             International, Inc.                      61,966
     2,800   +Superconductor Technologies
             Inc.                                     28,350
     3,373   +SuperGen, Inc.                          43,427
     8,100   +Superior Energy Services, Inc.          72,900
     2,834   +Superior Industries
             International, Inc.                      96,533
     1,160   Superior TeleCom Inc.                     5,728
     1,500   +Supertex, Inc.                          42,563
     1,100   +SurModics, Inc.                         57,750
     6,119   Susquehanna Bancshares, Inc.             86,431
     3,401   +Swift Energy Company                   110,533
     6,932   +Swift Transportation Co., Inc.          98,781
     1,300   Switchboard Incorporated                  8,450
     2,680   +Sykes Enterprises, Incorporated         14,405
     4,700   +Sylvan Learning System, Inc.            72,556
     4,350   +SymmetriCom, Inc.                       55,463
     3,300   +Symyx Technologies                     155,719
     3,240   +Syncor International Corporation        83,228
       600   +Syntel, Inc.                             5,663
     5,712   +Syntroleum Corporation                 111,384
     3,140   +Systemax Inc.                            7,458

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     5,025   +Systems & Computer Technology
             Corporation                        $     72,548
    10,836   +TALK.com, Inc.                          33,524
     3,382   +THQ Inc.                                69,331
     4,700   +Take-Two Interactive Software,
             Inc.                                     58,456
     1,253   Tanger Factory Outlet Centers,
             Inc.                                     26,313
     2,300   +Tanning Technology Corporation          12,398
     4,700   +Targeted Genetics Corporation           47,000
     6,416   Taubman Centers, Inc.                    70,175
    11,800   +Techniclone Corporation                 28,025
     1,904   +Technitrol, Inc.                       211,106
     6,256   +Technology Solutions Company            14,858
     2,900   Tecumseh Products Company (Class
             A)                                      115,638
       671   Tejon Ranch Co.                          15,098
     2,900   TelCom Semiconductor, Inc.               40,781
       900   +Telaxis Communications
             Corporation                               4,022
     4,800   Teledyne Technologies
             Incorporated                            120,300
     6,400   Teleflex Incorporated                   221,200
     3,200   +Teligent, Inc. (Class A)                24,300
       800   +Telocity, Inc.                           2,300
     2,900   Telxon Corporation                       65,069
     2,820   +TenFold Corporation                     12,161
     1,334   Tennant Company                          58,029
     7,100   Tenneco Automotive Inc.                  30,619
     3,749   +Terex Corporation                       46,160
    19,300   +Terremark Worldwide, Inc.               50,759
     4,202   +Tesoro Petroleum Corporation            43,596
     6,033   +Tetra Tech, Inc.                       209,647
     6,300   +Texas Biotechnology Corporation         92,925
     3,231   Texas Industries, Inc.                   75,323
     1,975   Texas Regional Bancshares, Inc.
             (Class A)                                59,003
     3,393   +Theragenics Corporation                 15,905
     2,200   +Therma-Wave Inc.                        45,100
     1,948   +Thermo Cardiosystems Inc.               15,949
       800   +Thermo Fibertek Inc.                     3,300
     2,286   Thomas Industries Inc.                   48,006
       883   Thor Industries, Inc.                    17,660
     2,100   +Thoratec Laboratories
             Corporation                              25,594
     3,400   +Three-Five Systems, Inc.               117,300
     2,592   +The Timberland Company (Class A)       133,812
     7,789   The Timken Company                      109,533
     2,200   TiVo Inc.                                28,738
     3,600   +Titan Pharmaceuticals, Inc.            151,488
     3,696   +Toll Brothers, Inc.                    120,120
     1,900   Tollgrade Communications, Inc.          181,925
     4,839   +Tom Brown, Inc.                        110,692
     4,700   Too Inc.                                107,806
     7,763   +The Topps Company, Inc.                 70,110
     1,830   The Toro Company                         64,050
     7,189   +Tower Automotive, Inc.                  79,079
     3,149   +Town & Country Trust                    58,257
     3,755   +Trammell Crow Company                   50,223

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     4,654   +Trans World Entertainment
             Corporation                        $     39,559
     3,391   +TransMontaigne Inc.                     13,140
     5,221   +Transaction Systems Architects,
             Inc. (Class A)                           70,484
     3,441   +Transkaryotic Therapies, Inc.          128,177
     2,053   +Travelocity.com Inc.                    28,999
     3,986   Tredegar Corporation                     75,983
       400   +Trendwest Resorts, Inc.                  7,575
     1,110   +Trex Company, Inc.                      41,486
     2,100   The TriZetto Group, Inc.                 42,000
     2,562   +Triad Guaranty Inc.                     74,458
     5,775   +Triad Hospitals, Inc.                  160,256
     4,601   +Triangle Pharmaceuticals, Inc.          38,677
     2,331   +Triarc Companies, Inc.                  58,129
     4,100   +Trico Marine Services, Inc.             68,163
     2,600   Tricord Systems, Inc.                    42,088
     3,579   +Trimble Navigation Limited              85,001
     2,600   +Trimeris, Inc.                         183,950
     6,678   Trinity Industries, Inc.                160,689
     1,712   +Triumph Group, Inc.                     58,208
     9,453   TrustCo Bank Corp NY                    113,436
     2,095   The Trust Company of New Jersey          30,116
    10,400   Trustmark Corporation                   197,600
     3,171   Tucker Anthony Sutro Corporation         73,329
     1,401   +Tuesday Morning Corporation              6,129
     1,500   +Tularik Inc.                            47,625
     1,500   +Tumbleweed Communications
             Corporation                              25,688
     9,853   Tupperware Corporation                  168,733
     2,565   +Tut Systems, Inc.                       85,286
     2,764   +Tweeter Home Entertainment
             Group, Inc.                              66,509
     2,771   +Twinlab Corporation                     14,548
     2,263   U.S.B. Holding Co., Inc.                 28,146
     7,314   +UCAR International Inc.                 60,341
     1,900   UCBH Holdings, Inc.                      69,113
     3,943   UGI Corporation                          91,428
     5,646   +UICI                                    41,992
     2,555   UIL Holdings Corporation                119,606
     2,446   +UMB Financial Corporation               82,858
     6,247   +UNOVA, Inc.                             30,064
     1,889   +URS Corporation                         24,203
       600   +U.S. Aggregates, Inc.                    8,400
    12,489   USEC Inc.                                64,006
     4,600   USFreightways Corporation               118,450
    13,000   U.S. Industries, Inc.                   115,375
     3,300   +U.S. Interactive, Inc.                   3,300
     2,055   +US LEC Corp. (Class A)                  12,330
    11,111   +US Oncology, Inc.                       59,722
     1,900   +U.S. Wireless Corporation               29,213
     5,082   +UTI Energy Corp.                       101,958
       600   +Ulticom, Inc.                           28,650
     1,600   +Ultimate Electronics, Inc.              57,800
     3,952   +Ultratech Stepper, Inc.                 92,872

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     4,503   +UniSource Energy Corporation      $     67,264
     8,446   +Unifi, Inc.                             73,375
     2,800   +Unify Corporation                        1,400
       829   +Unigraphics Solution Inc.               15,233
     2,600   +Uniroyal Technology Corporation         26,488
     5,800   +Unit Corporation                        77,213
       729   +United Auto Group, Inc.                  5,832
     5,446   +United Bankshares, Inc.                106,197
     6,481   United Community Financial Corp.         45,367
    17,526   +United Dominion Realty Trust,
             Inc.                                    184,023
     2,260   United National Bancorp                  40,115
     1,100   +United Natural Foods, Inc.              13,819
     5,100   +United Rentals, Inc.                   109,650
     5,535   +United Stationers, Inc.                166,396
       597   United Television, Inc.                  79,998
     2,200   +United Therapeutics Corporation        117,700
     1,700   +Universal Access, Inc.                  24,863
     1,100   +Universal Compression Holdings,
             Inc.                                     31,763
     4,685   Universal Corporation                   131,180
     1,900   Universal Display Corporation            32,775
     2,600   Universal Electronics Inc.               47,775
     7,929   +Universal Foods Corporation            156,598
     1,448   Universal Forest Products, Inc.          19,548
     1,700   VASCO Data Security
             International, Inc.                      21,569
     2,200   VIA NET.WORKS, Inc.                      16,294
     8,700   +VISX, Incorporated                     186,506
     5,100   +VIVUS, Inc.                             16,575
     1,952   +Vail Resorts, Inc.                      41,358
     5,170   +Valence Technology, Inc.                72,057
     4,100   Valentis, Inc.                           35,363
     1,200   Valhi, Inc.                              14,775
     2,300   The viaLink Company                      16,531
     2,187   +Valmont Industries, Inc.                44,560
     6,000   The Valspar Corporation                 163,860
     1,648   +Value City Department Stores,
             Inc.                                     13,390
       300   Value Line, Inc.                         10,463
       300   +ValueClick, Inc.                         1,256
     6,598   +ValueVision International, Inc.
             (Class A)                               133,610
     2,500   +Vans, Inc.                              32,344
     5,204   +Varian Inc.                            160,348
     5,213   +Varian Medical Systems, Inc.           254,785
     5,167   +Varian Semiconductor Equipment
             Associates, Inc.                        118,841
     9,500   +Vasomedical, Inc.                       36,516
     1,500   +VaxGen, Inc.                            41,156
     2,245   Vector Group Ltd.                        31,290
     9,959   Vectren Corporation                     230,302
     3,819   +Veeco Instruments Inc.                 252,830
    22,300   +Venator Group, Inc.                    314,988
     1,838   +Ventana Medical Systems, Inc.           48,248
     8,611   +Ventas, Inc.                            43,055
     2,200   +Ventiv Health, Inc.                     23,650
     4,000   +Ventro Corporation                      19,250

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     4,672   +Veritas DGC Inc.                  $    140,160
     4,562   +Verity, Inc.                           107,207
       500   +Versata, Inc.                            8,250
     5,200   +Vertel Corporation                      27,625
     1,600   +Vertex Interactive, Inc.                24,000
     2,800   +ViaSat, Inc.                            61,600
     1,900   +Viador Inc.                              8,788
     6,900   +Viasystems Group, Inc.                  97,894
     7,468   +Viatel, Inc.                            71,880
     3,504   +Vical Incorporated                      74,460
     1,000   +Vicinity Corporation                    10,500
     3,150   +Vicor Corporation                      170,100
     7,464   Vintage Petroleum, Inc.                 157,677
     3,566   +Visual Networks, Inc.                   13,150
       558   Vital Signs, Inc.                        17,368
     1,117   +Volt Information Sciences, Inc.         24,295
     1,000   +Vyyo Inc.                               22,125
     2,315   +WD-40 Company                           50,641
     2,927   +WESCO International, Inc.               24,514
     1,300   WFS Financial Inc.                       20,475
     2,733   W.H. Brady Co.                           84,723
     4,201   W Holding Company, Inc.                  38,859
     3,167   +WMS Industries Inc.                     70,466
     4,526   WPS Resources Corporation               145,681
     3,024   +W.R. Grace & Co.                        11,529
     3,181   Wabash National Corporation              25,448
     4,044   Wabtec Corporation                       40,946
     2,103   +The Wackenhut Corporation (Class
             A)                                       26,550
     7,124   +Wallace Computer Services, Inc.        103,298
     5,462   +Walter Industries, Inc.                 40,624
     9,700   The Warnaco Group, Inc.                  25,463
     8,975   Washington Federal, Inc.                200,255
     7,880   +Washington Gas Light Company           200,940
     4,745   +Washington Group International,
             Inc.                                     49,823
     5,255   Washington Real Estate Investment
             Trust                                   105,100
     3,013   +Waste Connections, Inc.                 77,020
     1,800   +WatchGuard Technologies, Inc.           90,000
     2,955   Watsco, Inc.                             27,836
     2,424   Watts Industries, Inc. (Class A)         27,119
     8,103   +Wausau -- Mosinee Paper
             Corporation                              70,901
     7,163   +Wave Systems Corp. (Class A)            82,822
       843   +Waypoint Financial Corp.                 8,114
     7,962   +WebLink Wireless, Inc.                  63,198
     1,992   +WebTrends Corporation                   64,024
       300   +Websense, Inc.                           5,400
     8,562   Webster Financial Corporation           208,699
     4,326   Weingarten Realty Investors             181,422
     3,700   Weirton Steel Corporation                 8,788
     5,872   Wellman, Inc.                            88,080
     4,397   +Werner Enterprises, Inc.                61,558
     2,957   WesBanco, Inc.                           68,565
     1,365   West Pharmaceuticial Services,
             Inc.                                     30,030
     6,200   +Westamerica Bancorporation             222,813
     6,100   WestPoint Stevens Inc.                   43,844

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     1,383   Westcorp                           $     21,437
     4,288   +Westell Technologies, Inc.              23,584
    21,333   +Western Digital Corporation            127,998
     3,647   Western Gas Resources, Inc.              80,006
     3,625   Western Properties Trust                 45,992
    11,600   Western Resources, Inc.                 247,950
     5,641   Westfield America, Inc.                  78,974
     2,900   +White Electronic Desgins
             Corporation                              27,731
     2,763   +Whitehall Jewellers, Inc.               22,104
     3,604   Whitney Holding Corporation             133,123
     4,431   +Whole Foods Market, Inc.               204,934
     3,817   +Wild Oats Markets, Inc.                 24,095
     1,200   Wilsons The Leather Experts, Inc.        18,375
     3,300   +Wink Communications, Inc.               33,825
     1,795   Winnebago Industries, Inc.               20,643
     8,740   +Wisconsin Central Transportation
             Corporation                             111,981
    12,200   +Wit Soundview Group, Inc.               86,925
     1,139   +Wolverine Tube, Inc.                    15,519
     6,329   Wolverine World Wide, Inc.               68,432
     1,200   +Women.com Networks, Inc.                 1,763
     1,500   Woodhead Industries, Inc.                33,000
     1,244   Woodward Governor Company                55,708
     7,335   +World Access, Inc.                      35,758
     2,300   +World Wrestling Federation
             Entertainment, Inc.                      34,788
     2,271   +WorldGate Communications, Inc.          42,439
     4,727   +WorldPages.com, Inc.                    12,113
    12,294   Worthington Industries, Inc.            117,561
    21,864   +Wyndham International, Inc.             35,529
     2,200   +XM Satellite Radio Holdings Inc.
             (Class A)                                63,800
     2,500   +X-Rite, Incorporated                    16,875
     1,822   +XTRA Corporation                        82,901
     2,375   +Xceed Inc.                               1,855
     3,207   +Xircom, Inc.                            45,299
     1,100   +Xpedior Incorporated                     2,063
     4,700   +Xybernaut Corporation                   22,178
     2,000   +The Yankee Candle Company, Inc.         29,375
     4,653   +Yellow Corporation                      83,754
     6,500   York International Corporation          176,719
     1,833   +Young Broadcasting Inc. (Class
             A)                                       45,481
     5,900   +Zale Corporation                       199,863
     4,327   +Zebra Technologies Corporation
             (Class A)                               189,577
     1,141   Zenith National Insurance Corp.          25,958
     2,649   +ZixIt Corporation                       64,735

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                 VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     1,600   +Zoll Medical Corporation          $     79,300
     4,908   +Zomax Incorporated                      29,755
     2,200   +Zoran Corporation                      110,275
     1,600   +Z-Tel Technologies, Inc.                13,900
     2,000   +Zygo Corporation                        99,000
                                                ------------
             TOTAL COMMON STOCKS
             (cost $150,506,489)                 146,924,516
                                                ------------

------------------------------------------------------------
   FACE
  AMOUNT     ISSUE                                 VALUE
------------------------------------------------------------
             SHORT-TERM OBLIGATIONS
             COMMERCIAL PAPER*
 7,000,000   The CIT Group Holdings, Inc.,
             6.64% due 11/01/2000                  7,000,000
 7,000,000   General Electric Capital Corp.,
             6.64% due 11/01/2000                  7,000,000
 3,781,000   General Motors Acceptance Corp.,
             6.63% due 11/01/2000                  3,781,000
                                                ------------
             TOTAL SHORT-TERM OBLIGATIONS
             (cost $17,781,000)                   17,781,000
                                                ------------
             TOTAL INVESTMENTS -- 97.9%
             (cost $168,287,489)                 164,705,516
             VARIATION MARGIN ON FINANCIAL
             FUTURES CONTRACTS** -- 0.3%             489,339
             OTHER ASSETS LESS
             LIABILITIES -- 1.8%                   3,076,625
                                                ------------
             NET ASSETS -- 100.0%               $168,271,480
                                                ============

-------------------------------------------------------
 * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the series.

 + Non-income producing security.

** Financial futures contracts purchased as of October 31, 2000 were as follows:

 NUMBER
   OF                               EXPIRATION
CONTRACTS           ISSUE              DATE         VALUE
---------  -----------------------  ----------   -----------
                                     December
   85      Russell 2000                2000      $21,271,250
                                                 -----------
           (Total contract price $22,356,476)    $21,271,250
                                                 ===========

See accompanying notes to the financial statements.

                         MASTER SMALL CAP INDEX SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  AS OF
                                                                             OCTOBER 31, 2000
                                                                             ----------------
ASSETS:
  Investments, at value (identified cost -- $168,287,489)                      $164,705,516
  Cash on deposit for financial futures contracts                                 1,657,500
  Cash                                                                               64,092
  Receivables:
     Securities sold                                          $18,943,502
     Variation margin                                             489,339
     Contributions                                                291,696
     Dividends                                                    130,386        19,854,923
                                                              -----------
  Prepaid expenses and other assets                                                  40,429
                                                                               ------------
          Total Assets                                                          186,322,460
                                                                               ------------
LIABILITIES:
  Payables:
     Securities purchased                                      17,842,337
     Withdrawals                                                  156,558
     Investment adviser                                               670        17,999,565
                                                              -----------
  Accrued expenses and other liabilities                                             51,415
                                                                               ------------
          Total Liabilities                                                      18,050,980
                                                                               ------------
NET ASSETS:
  Net assets                                                                   $168,271,480
                                                                               ============
NET ASSETS CONSIST OF:
  Partners' capital                                                            $172,938,679
  Unrealized depreciation on investments -- net                                  (4,667,199)
                                                                               ------------
  Net assets                                                                   $168,271,480
                                                                               ============

                          MASTER MID CAP INDEX SERIES

                  SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2000

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                  VALUE
------------------------------------------------------------
             COMMON STOCK (84.2%)
     3,700   +3Com Corporation                   $    65,675
       400   A. Schulman, Inc.                         4,375
       800   A.G. Edwards, Inc.                       40,600
     1,100   A.H. Belo Corporation (Class A)          21,106
       700   +ACNielsen Corporation                   16,756
       300   AGCO Corporation                          3,412
       500   AGL Resources Inc.                       10,187
     1,000   AK Steel Holding Corporation              9,250
       600   ALLETE                                   12,937
       200   AMETEK, Inc.                              4,350
       400   +ANTEC Corporation                        4,875
     1,100   +Abercrombie & Fitch Co. (Class A)       25,919
       200   +Acuson Corporation                       4,562
     1,000   +Acxiom Corp.                            40,250
       400   +Adtran, Inc.                            15,200
       600   +Affiliated Computer Services,
             Inc. (Class A)                           33,412
       500   Airborne Freight Corporation              5,062
       300   +Airgas, Inc.                             2,025
       300   +Alaska Air Group, Inc.                   7,781
       100   +Albany International Corp. (Class
             A)                                        1,075
       300   Albemarle                                 6,956
       300   Alexander & Baldwin, Inc.                 7,481
     1,100   Allegheny Energy, Inc.                   45,031
       800   Alliant Energy Corporation               24,250
       500   Allmerica Financial Corporation          31,531
       700   Ambac Financial Group, Inc.              55,869
       500   +American Eagle Outfitters, Inc.         17,219
       400   American Financial Group, Inc.            8,575
       700   +American Standard Companies,
             Inc.                                     32,112
       900   American Water Works Company,
             Inc.                                     21,937
       500   +AmeriSource Health Corporation
             (Class A)                                21,719
       700   +Apollo Group, Inc. (Class A)            27,387
       700   +Apria Healthcare Group Inc.             14,000
       100   Arnold Industries, Inc.                   1,756
     1,000   +Arrow Electronics, Inc.                 32,000
       700   ArvinMeritor, Inc.                       11,725
       740   Associated Banc-Corp                     17,806
       600   Astoria Financial Corporation            22,500
       400   +Atlas Air, Inc.                         14,500
     5,600   +Atmel Corporation                       83,650
     1,000   Avnet, Inc.                              26,875
       500   +Avocent Corporation                     35,469
       800   +BJ Services Company                     41,950
       800   +BJ's Wholesale Club, Inc.               26,350
       100   Bandag, Incorporated                      3,569
     1,500   Banknorth Group, Inc.                    27,187
       100   Banta Corporation                         2,306
       800   +Barnes & Noble, Inc.                    15,100
       300   Beckman Coulter Inc.                     21,019
     1,100   Bergen Brunswig Corporation (Class
             A)                                        9,969

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                  VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
       500   +Beverly Enterprises, Inc.          $     2,500
       100   Black Hills Corporation                   3,125
       400   Blyth, Inc.                              10,400
       200   Bob Evans Farms, Inc.                     3,762
       600   +Borders Group, Inc.                      8,325
       300   BorgWarner, Inc.                         11,325
       600   Bowater Incorporated                     32,475
       700   +Brinker International, Inc.             27,475
     2,300   +Broadwing Inc.                          64,975
       500   C.H. Robinson Worldwide, Inc.            27,344
       600   CBRL Group, Inc.                         10,725
       900   +CDW Computer Centers, Inc               57,994
       500   CNF Transportation Inc.                  13,344
       600   +CSG Systems International, Inc.         27,862
       800   Cabot Corporation                        17,600
       368   +Cabot Microelectronics
             Corporation                              16,261
     2,600   +Cadence Design Systems, Inc.            66,787
       900   Callaway Golf Compnay                    14,400
     1,400   +Calpine Corporation                    110,512
       600   +Cambridge Technology Partners,
             Inc.                                      2,325
       400   Carlisle Companies Incorporated          16,650
       300   Carpenter Technology Corporation          9,300
       400   Carter-Wallace, Inc.                     10,975
       800   +CheckFree Corp.                         39,800
     1,900   +Chiron Corporation                      82,294
       306   +Chris-Craft Industries, Inc.            22,491
       200   Church & Dwight Co., Inc.                 3,950
     1,800   Cintas Corporation                       83,475
       700   +Cirrus Logic, Inc.                      30,187
       500   City National Corporation                17,187
       500   Claire's Stores, Inc.                    10,062
     1,000   Clayton Homes, Inc.                       9,187
       200   Cleco Corporation                         9,512
     1,300   Comdisco, Inc.                           16,006
       600   +CommScope, Inc.                         15,187
     1,400   Compass Bancshares, Inc.                 25,462
     2,200   +Concord EFS, Inc.                       90,887
     1,100   Conectiv, Inc.                           19,731
       540   +Cooper Cameron Corporation              29,430
       300   +Covance Inc.                             2,587
       400   +Credence Systems Corporation             7,500
       900   Crompton Corporation                      7,200
     1,200   +Cypress Semiconductor Corporation       44,925
       500   +Cytec Industries Inc.                   17,312
       500   DENTSPLY International Inc.              17,344
     1,270   DPL Inc.                                 36,036
       700   DQE, Inc.                                24,456
       300   +DSP Group, Inc.                          8,512
     1,300   +DST Systems, Inc.                       80,112
       700   +DeVry, Inc.                             25,856
       400   Dean Foods Company                       12,800
     1,200   The Dial Corporation                     13,425

                                   Continued

                          MASTER MID CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                  VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
       800   Diebold, Incorporated               $    20,800
     1,000   Dime Bancorp, Inc.                       24,437
       300   Dole Food Company, Inc.                   3,619
     1,050   +Dollar Tree Stores, Inc.                41,081
       300   Donaldson Company, Inc.                   6,787
       200   Dreyer's Grand Ice Cream, Inc.            4,925
     3,000   +E*TRADE Group, Inc.                     43,687
       600   +EGL, Inc.                               17,100
     1,500   ENSCO International Incorporated         49,875
       500   +Edwards Lifesciences Corporation         6,719
     1,400   +Electronic Arts Inc.                    70,000
       900   +Energizer Holdings, Inc.                17,775
     1,200   Energy East Corporation                  24,225
       500   Everest Re Group, Ltd.                   29,312
       400   +Express Scripts, Inc. (Class A)         26,875
     1,600   Family Dollar Stores, Inc.               31,100
       400   Fastenal Company                         22,975
       700   Federal-Mogul Corporation                 2,275
       400   Federal Signal Corporation                9,350
       200   Ferro Corporation                         4,100
       600   +First Health Group Corp.                23,400
     1,300   First Tennessee National
             Corporation                              29,900
       400   First Virginia Banks, Inc.               16,550
       800   FirstMerit Corporation                   18,250
     1,300   +Fiserv, Inc.                            68,169
     1,200   Flowers Industries, Inc.                 18,450
       400   +Flowserve Corporation                    8,050
       900   +Forest Laboratories, Inc.              119,250
     1,200   +Foundation Health Systems, Inc.
             (Class A)                                24,225
       700   +Furniture Brands International,
             Inc.                                     11,812
       400   GATX Corporation                         16,825
       300   +GTECH Holdings Corporation               5,194
     1,000   Galileo International, Inc.              19,750
       700   +Gartner Group, Inc. (Class B)            6,125
       900   +Genzyme Corporation                     63,900
       700   Georgia-Pacific Corporation
             (Timber Group)                           19,819
       500   +Gilead Sciences, Inc.                   43,000
     1,800   +Global Marine Inc.                      47,700
       200   Granite Construction Incorporated         4,562
     1,200   +Grant Prideco, Inc.                     22,275
       500   Greater Bay Bancorp                      16,281
     1,000   GreenPoint Financial Corp.               29,750
       200   H.B. Fuller Company                       6,762
       500   HON INDUSTRIES Inc.                      12,031
       400   HSB Group, Inc.                          15,825
       600   +Hanover Compressor Company              19,575
       800   Harris Corporation                       25,350
       300   Harsco Corporation                        6,056
       600   Harte-Hanks, Inc.                        13,275
       300   Hawaiian Electric Industries,
             Inc.                                      9,881

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                  VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
     2,500   +Health Management Associates,
             Inc. (Class A)                      $    49,531
       600   Helmerich & Payne, Inc.                  18,862
       900   Herman Miller, Inc.                      23,513
     1,500   Hibernia Corporation (Class A)           17,906
       700   Hillenbrand Industries, Inc.             32,375
     1,100   +Hispanic Broadcasting Corporation       34,375
       400   Horace Mann Educators Corporation         6,725
     1,300   Hormel Foods Corporation                 21,856
       400   Houghton Mifflin Company                 14,725
       800   Hubbell Incorporated (Class B)           19,150
     1,000   IBP, inc                                 20,562
       800   ICN Pharmaceuticals, Inc.                30,450
       400   IDAcorp Inc.                             19,725
       500   +IDEC Pharmaceuticals Corporation        98,062
     1,400   IMC Global Inc.                          18,112
     1,000   IPALCO Enterprises, Inc.                 22,437
     1,700   +IVAX Corporation                        73,950
       400   +Imation Corp.                            7,925
       400   +InFocus Corporation                     17,675
       600   +Incyte Pharmaceuticals, Inc.            21,975
     2,800   +Informix Corporation                    11,900
     1,100   +Integrated Device Technology,
             Inc.                                     61,944
       855   +International Game Technology           31,314
       600   +International Rectifier Corp.           26,775
       500   International Speedway Corp.
             (Class A)                                16,062
       600   Interstate Bakeries Corporation           8,400
     2,100   +Intuit Inc.                            129,019
       400   +Investment Technology Group,
             Inc.                                     14,400
       200   +J.B. Hunt Transport Services,
             Inc.                                      2,612
       200   The J.M. Smucker Company                  4,450
     2,000   +Jabil Circuit, Inc.                    114,125
       200   +Jacobs Engineering Group Inc.            8,275
     1,200   +Jones Apparel Group, Inc.               33,375
       700   Kansas City Power & Light Company        16,844
       200   Kaydon Corp.                              4,387
       600   +Keane, Inc.                              7,800
       200   Kelly's Services, Inc. (Class A)          4,437
       400   Kennametal Inc.                          11,750
     1,100   Kinder Morgan, Inc.                      42,419
       400   +Korn/Ferry International                14,000
       400   +L-3 Communications Holdings,
             Inc.                                     26,375
     1,200   +LAM Research Corp.                      23,250
     1,500   LG&E Energy Corp.                        36,844
       400   Lancaster Colony Corporation              9,450
       200   Lance, Inc.                               2,012
       300   +Land's End, Inc.                         7,695
     1,000   +Lattice Semiconductor Corporation       29,188
       800   +Lear Corporation                        21,800
       300   Lee Enterprises, Incorporated             8,288
     1,000   +Legato Systems, Inc.                     8,906
       600   Legg Mason, Inc.                         31,163

                                   Continued

                          MASTER MID CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                  VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
       700   Lennar Corporation                  $    22,488
       600   +Lincare Holdings Inc.                   25,238
       400   +Litton Industries, Inc.                 20,775
       600   Lone Star Steakhouse & Saloon,
             Inc.                                      5,063
       400   Longview Fibre Company                    5,450
       700   The Lubrizol Corporation                 15,181
     1,400   Lyondell Chemical Company                20,125
       186   M&T Bank Corporation                      9,326
       100   +MAXXAM Inc.                              1,900
     1,000   MCN Energy Group Inc.                    24,625
       400   The MONY Group Inc.                      16,450
       500   +Macromedia, Inc.                        38,531
       200   +Magnetek, Inc.                           2,175
       900   +Mandalay Resort Group                   18,731
       900   Manpower Inc.                            31,331
     1,200   +MarchFirst, Inc.                         6,975
     1,000   Marshall & Ilsley Corporation            45,313
       500   Martin Marietta Materials, Inc.          19,200
       600   +MasTec, Inc.                            17,363
       700   McCormick & Company Incorporated         22,181
       200   Media General, Inc. (Class A)             7,600
       700   +Mentor Graphics Corporation             16,406
       800   Mercantile Bankshares Corporation        30,100
       800   +Micrel, Inc.                            36,200
     1,175   +Microchip Technology                    37,159
     2,100   +Millennium Pharmaceuticals, Inc.       152,381
       300   Minerals Technologies, Inc.               9,394
       600   +MiniMed Inc.                            43,763
       200   Modine Manufacturing Co.                  5,275
       500   +Modis Professional Services,
             Inc.                                      2,063
       700   +Mohawk Industries, Inc.                 15,269
     1,000   +The Montana Power Company               28,250
       500   Murphy Oil Corporation                   28,969
     1,200   Mylan Laboratories, Inc.                 33,600
       200   +Mynd Corporation                         2,550
       300   +NCO Group, Inc.                          6,563
       700   +NOVA Corporation                        10,981
       600   NSTAR                                    23,213
       700   +NVIDIA Corporation                      43,498
     1,990   National Commerce Bancorporation         42,288
       500   National Fuel Gas Company                26,813
       400   +The Neiman Marcus Group, Inc.
             (Class A)                                14,850
     1,400   +Network Associates, Inc.                26,950
       700   +The New Dun & Bradstreet
             Corporation                              15,137
       400   Newport News Shipbuilding Inc.           19,675
     1,400   NiSource Inc.                            34,913
       600   Noble Affiliates, Inc.                   22,013
     1,400   +Noble Drilling Corporation              58,188
       200   Nordson Corporation                       5,738
     1,700   North Fork Bancorporation                34,319
     1,600   Northeast Utilities                      32,600

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                  VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
       900   OGE Energy Corp.                    $    18,506
     1,600   +Ocean Energy Inc.                       22,200
     1,800   +OfficeMax, Inc.                          5,175
       500   +Ogden Corporation                        6,875
       600   Ohio Casualty Corporation                 5,044
     1,100   Old Republic International
             Corporation                              28,600
       400   Olin Corporation                          7,100
     1,100   Omnicare, Inc.                           19,250
       900   +Outback Steakhouse, Inc.                25,650
       200   Overseas Shipholding Group, Inc.          4,800
       800   +Oxford Health Plans, Inc.               27,000
       200   P.H. Glatfelter Company                   2,087
       500   The PMI Group, Inc.                      36,938
       700   +PSS World Medical, Inc.                  2,100
       300   +PacifiCare Health Systems, Inc.          3,131
     1,000   Pacific Century Financial
             Corporation                              12,688
       300   +Papa John's International, Inc.          7,538
     3,000   +Park Place Entertainment
             Corporation                              38,250
       305   +Payless ShoeSource, Inc.                17,671
     1,100   Pennzoil-Quaker State Company            12,925
       500   Pentair, Inc.                            14,906
       300   +Perrigo Company                          1,988
     1,200   +Pioneer Natural Resources Company       15,675
       400   Pittston Brink's Group                    6,350
       700   +Polycom, Inc.                           45,500
     1,100   Potomac Electric Power Company           25,163
       600   +Powerwave Technologies, Inc.            28,875
       600   Precision Castparts Corp.                22,650
       600   +Price Communications Corporation        12,975
       500   Protective Life Corporation              11,563
       100   +Protein Design Labs, Inc.               13,508
       600   Provident Financial Group, Inc.          18,150
       500   Public Service Company of New
             Mexico                                   13,781
     1,000   Puget Sound Energy, Inc.                 24,563
       900   +QLogic Corporation                      87,075
       600   +Quanta Services, Inc.                   18,638
     1,500   +Quantum Corporation-DLT & Storage
             Systems                                  22,500
       450   +Quest Diagnostics Incorporated          43,313
       900   Questar Corporation                      24,356
       800   +Quorum Health Group, Inc.               10,700
     1,000   R.J. Reynolds Tobacco Holdings,
             Inc.                                     35,750
       900   RPM, Inc.                                 8,044
     2,000   +Rational Software Corporation          119,375
       300   Rayonier Inc.                            10,556
     1,000   The Reader's Digest Association,
             Inc. (Class A)                           36,688
       500   +Retek Inc.                              19,719
       700   Reynolds & Reynolds Company (Class
             A)                                       12,513
     1,900   +Robert Half International Inc.          57,950

                                   Continued

                          MASTER MID CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                  VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
       100   Rollins, Inc.                       $     1,806
       775   Roslyn Bancorp, Inc.                     16,808
     1,000   Ross Stores, Inc.                        13,188
       200   Ruddick Corporation                       2,625
       100   Ryerson Tull, Inc.                          750
       979   SCANA Corporation                        25,944
     1,500   +SCI Systems, Inc.                       64,500
       400   SEI Investments Company                  36,300
       300   +SPX Corporation                         37,088
       600   +STERIS Corporation                       9,000
     1,100   +Saks Incorporated                       11,206
       500   +Sawtek Inc.                             25,438
       200   +Scholastic Corporation                  16,000
       600   +Semtech Corporation                     19,350
       900   +Sensormatic Electronics
             Corporation                              16,200
       800   +Sepracor Inc.                           54,500
       100   +Sequa Corporation (Class A)              3,688
     1,200   Shaw Industries, Inc.                    22,275
       700   Sierra Pacific Resources                 12,031
       500   +Silicon Valley Bancshares               23,125
       600   +Six Flags, Inc.                          9,375
       500   +Smith International, Inc.               35,250
     1,100   Solutia Inc.                             14,025
       800   Sonoco Products Company                  15,450
       600   +Sotheby's Holdings, Inc. (Class
             A)                                       16,313
       400   Southdown, Inc.                          28,350
     1,800   Sovereign Bancorp, Inc.                  14,963
       400   Stewart & Stevenson Services,
             Inc.                                      9,600
     1,000   +Storage Technology Corporation           9,750
       400   +Structural Dynamics Research
             Corporation                               4,125
     2,100   Stryker Corporation                      98,963
       300   +Suiza Foods Corporation                 13,894
     1,400   +Sungard Data Systems Inc.               71,575
       200   Superior Industries International,
             Inc.                                      6,813
       500   +Swift Transportation Co., Inc.           7,125
     1,000   +Sybase, Inc.                            20,938
     1,000   +Sybron International Corporation        24,750
       400   +Sykes Enterprises, Incorporated          2,150
       300   +Sylvan Learning System, Inc.             4,631
       600   +Symantec Corporation                    23,438
     1,450   Symbol Technologies, Inc.                65,884
       700   +Synopsys, Inc.                          24,413
       900   TCF Financial Corporation                36,394
     1,400   TECO Energy, Inc.                        39,025
       500   +Tech Data Corporation                   20,813
       200   Tecumseh Products Company (Class
             A)                                        7,975
       400   Teleflex Incorporated                    13,825
       600   Telephone and Data Systems, Inc.         63,300
       600   Tidewater Inc.                           27,713
       570   +The Titan Corporation                    7,624

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                  VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
       300   +Transaction Systems Architects,
             Inc. (Class A)                      $     4,050
       800   +TranSwitch Corporation                  46,200
       400   +Trigon Healthcare, Inc.                 28,675
       400   Trinity Industries, Inc.                  9,625
       800   +TriQuint Semiconductor, Inc.            30,650
       500   True North Communications Inc.           18,844
     2,200   Tyson Foods, Inc. (Class A)              24,613
       300   +UCAR International Inc.                  2,475
       500   USG Corporation                           8,531
     1,000   Ultramar Diamond Shamrock
             Corporation                              26,250
       300   +Unifi, Inc.                              2,606
       600   +United Rentals, Inc.                    12,900
       600   Unitrin, Inc.                            18,638
       200   Universal Corporation                     5,600
       600   +Universal Foods Corporation             11,850
     2,200   +Univision Communications Inc.
             (Class A)                                84,150
     1,100   UtiliCorp United Inc.                    29,219
       600   +VISX, Incorporated                      12,863
       600   +Valassis Communications, Inc.           16,650
       700   Valero Energy Corporation                23,144
       500   The Valspar Corporation                  13,655
     1,152   +Varco International, Inc.               19,872
       500   Vectren Corporation                      11,563
       100   +Vertex Pharmaceuticals
             Incorporated                              9,311
       800   Viad Corp.                               17,100
     1,400   +Vishay Intertechnology, Inc.            42,000
     1,870   +Vitesse Semiconductor Corporation      130,783
       800   Waddell & Reed Financial, Inc.
             (Class A)                                25,500
       500   Wallace Computer Services, Inc.           7,250
       800   The Warnaco Group, Inc.                   2,100
       400   +Washington Gas Light Company            10,200
        99   The Washington Post Company              52,878
     1,600   +Waters Corporation                     116,100
       200   Wausau -- Mosinee Paper
             Corporation                               1,750
     1,100   +Weatherford International, Inc.         40,150
       500   Webster Financial Corporation            12,188
       300   Wellman, Inc.                             4,500
       500   Westamerica Bancorporation               17,969
       850   Western Resources, Inc.                  18,169
       300   WestPoint Stevens Inc.                    2,156
     1,100   +Westwood One, Inc.                      20,831
     1,300   Whitman Corporation                      16,900
       700   +Williams-Sonoma, Inc.                   14,569
       400   Wilmington Trust Corporation             21,050
       700   +Wind River Systems, Inc.                28,744
       700   +Wisconsin Central Transportation
             Corporation                               8,969
     1,400   Wisconsin Energy Corporation             26,338

                                   Continued

                          MASTER MID CAP INDEX SERIES

                                  (UNAUDITED)

------------------------------------------------------------
  SHARES
   HELD      ISSUE                                  VALUE
------------------------------------------------------------
             COMMON STOCK (CONTINUED)
       400   York International Corporation      $    10,875
     1,000   Zions Bancorporation                     57,438
                                                 -----------
             TOTAL COMMON STOCKS
             (cost $9,103,776)                     9,574,318
                                                 -----------

------------------------------------------------------------
   FACE
  AMOUNT     ISSUE                                  VALUE
------------------------------------------------------------
             SHORT-TERM OBLIGATIONS
             US GOVERNMENT AGENCY OBLIGATIONS*
$1,283,000   Student Loan Marketing
             Association, 6.45% due 11/01/2000     1,283,000
             TOTAL SHORT-TERM OBLIGATIONS
             (cost $1,283,000)                     1,283,000
                                                 -----------
             TOTAL INVESTMENTS -- 95.5%
             (cost $10,386,776)                   10,857,318
             VARIATION MARGIN ON FINANCIAL
             FUTURES CONTRACTS** -- 0.1%               8,500
             OTHER ASSETS LESS
             LIABILITIES -- 4.4%                     506,232
                                                 -----------
             NET ASSETS -- 100.0%                $11,372,050
                                                 ===========

-------------------------------------------------------
 + Non-income producing security.
 * US Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the series.

** Financial futures contracts purchased as of October 31, 2000:

NUMBER OF                           EXPIRATION
CONTRACTS          ISSUE               DATE         VALUE
---------  ----------------------  -------------   --------
    2      S&P Midcap              December 2000   $521,250
                                                   --------
           (Total Contract Price $512,890)         $521,250
                                                   ========

                          MASTER MID CAP INDEX SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        AS OF
                                                                                   OCTOBER 31, 2000
                                                                                   ----------------
ASSETS:
  Investments, at value (identified cost -- $10,386,776)                             $10,857,318
  Deposits on open financial futures contracts                                           163,627
  Receivables:
     Contributions                                            $1,071,462
     Investment adviser                                           59,696
     Variation margin                                              8,500
     Securities sold                                               6,550
     Dividends                                                     4,991               1,151,199
                                                              ----------
  Prepaid expenses and other assets                                                       14,438
                                                                                     -----------
       Total Assets                                                                   12,186,582
                                                                                     -----------
LIABILITIES:
  Payables:
     Custodian bank                                              710,483
     Securities purchased                                         42,954
     Withdrawals                                                     505                 753,942
                                                              ----------
  Accrued expenses and other liabilities                                                  60,590
                                                                                     -----------
       Total Liabilities                                                                 814,532
                                                                                     -----------
NET ASSETS:
  Net assets                                                                         $11,372,050
                                                                                     ===========
NET ASSETS CONSIST OF:
  Partners' capital                                                                  $10,893,148
  Unrealized appreciation on investments -- net                                          478,902
                                                                                     -----------
  Net assets                                                                         $11,372,050
                                                                                     ===========

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

          SCHEDULE OF INVESTMENTS (IN US DOLLARS) -- OCTOBER 31, 2000

                                  (UNAUDITED)

-----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                              VALUE
-----------------------------------------------------------
          AUSTRALIA (2.4%)
  1,862   AMP Limited                           $    16,779
  1,262   Amcor Limited                               3,499
    979   Australian Gas Light Company Limited        5,898
  1,506   Boral Limited                               1,522
    445   Brambles Industries Limited                11,534
  3,161   Broken Hill Proprietary Company
          Limited                                    30,631
  2,249   CSR Limited                                 4,605
  2,444   Coles Myer Limited                          8,853
  2,252   Commonwealth Bank of Australia             33,503
  1,277   Computershare Limited                       5,526
  4,020   Foster's Brewing Group Limited              9,103
  1,014   Lend Lease Corporation Limited             11,869
  6,779   M.I.M. Holdings Limited                     3,759
  2,664   National Australia Bank Limited            36,997
  3,122   The News Corporation Limited               32,645
  3,846   The News Corporation Limited
          (Preferred)                                34,482
  2,613   Normandy Mining Limited                     1,259
    790   OneSteel Limited(a)                           377
  1,556   Origin Energy Limited                       1,669
    420   Paperlinx Limited(a)                          718
  1,332   QBE Insurance Group Limited                 6,141
    654   Rio Tinto Limited                           8,975
  1,916   Santos Limited                              6,096
  1,558   Southcorp Limited                           4,024
    799   TABCORP Holdings Limited                    4,342
 13,550   Telstra Corporation Limited                44,208
  2,286   WMC Limited                                 8,736
  4,113   Westfield Trust                             6,626
  3,043   Westpac Banking Corporation Limited        20,774
  2,088   Woolworths Limited                          8,317
                                                -----------
          TOTAL INVESTMENTS IN AUSTRALIA
          (cost $437,810)                           373,467
                                                -----------
          AUSTRIA (0.2%)
    203   Bank Austria AG                            10,969
     67   Boehler-Uddeholm AG                         2,101
     65   Mayr-Melnhof Karton AG                      2,521
     57   OMV AG                                      3,863
     52   Oesterreichische
          Elektrizitaetswirtschafts-AG
          "Verbund" 'A'(a)                            4,186
     45   VA Technologie AG                           1,819
                                                -----------
          TOTAL INVESTMENTS IN AUSTRIA
          (cost $31,811)                             25,459
                                                -----------
          BELGIUM (0.7%)
     91   Delhaize "Le Lion" SA                       4,165
    101   Electrabel SA                              21,907
  1,304   Fortis (B)                                 39,900
     49   Groupe Bruxelles Lambert SA                11,214
    550   KBC Bancassurance Holding                  22,750
    151   Solvay SA                                   7,679
    292   UCB SA                                     10,395
                                                -----------
          TOTAL INVESTMENTS IN BELGIUM
          (cost $138,574)                           118,010
                                                -----------

-----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                              VALUE
-----------------------------------------------------------
          DENMARK (0.8%)
      1   A/S Dampskibsselskabet Svendborg 'B'  $    13,210
     72   Bang & Olufsen Holding A/S 'B'              3,509
    133   Carlsberg A/S 'B'                           5,559
      2   D/S 1912 'B'                               19,132
    171   Danisco A/S                                 6,757
    102   Danske Bank                                14,752
     60   ISS A/S(a)                                  3,690
     14   NKT Holding A/S                             3,308
     46   Navision Software A/S(a)                    1,257
    127   Novo Nordisk A/S 'B'                       26,901
    363   Tele Danmark A/S                           17,156
    240   Vestas Wind Systems A/S                    12,982
     48   William Demant A/S                          2,296
                                                -----------
          TOTAL INVESTMENTS IN DENMARK
          (cost $127,474)                           130,509
                                                -----------
          FINLAND (2.4%)
     53   Finnlines Oyj                                 867
    383   Metso Oyj(a)                                2,922
  7,966   Nokia Oyj                                 327,404
     53   Pohjola Group Insurance Corporation
          'B'                                         1,923
    360   Raisio Group PLC                              543
    110   Sampo Insurance Company Ltd. 'A'            4,475
     24   Sanitec Oyj(a)                                148
  1,326   Sonera Oyj                                 29,177
    180   Tietoenator Oyj                             3,456
    474   UPM-Kymmene Oyj                            13,399
    122   Wartsila Oyj 'B'                            1,965
                                                -----------
          TOTAL INVESTMENTS IN FINLAND
          (cost $456,320)                           386,279
                                                -----------
          FRANCE (10.5%)
    352   Accor SA                                   14,231
    171   Air Liquide                                20,190
  1,902   Alcatel                                   115,912
  1,182   Aventis SA                                 85,158
    668   Axa                                        88,327
    776   Banque Nationale de Paris (BNP)            66,826
    590   Bouygues SA                                30,005
    222   Canal Plus                                 32,082
    212   Cap Gemini SA                              33,782
  1,202   Carrefour SA                               80,588
     20   Club Mediterranee SA(a)                     1,577
    297   Compagnie Generale des
          Etablissements Michelin 'B'                 8,584
    141   Compagnie de Saint Gobain                  18,632
    137   Dassault Systemes SA                       10,433
    157   Etablissements Economiques du Casino
          Guichard-Perrachon SA                      13,693
  1,729   France Telecom SA                         180,550
    264   Groupe Danone                              36,877
  1,164   L'Oreal SA                                 88,795
    856   LVMH (Louis Vuitton Moet Hennessy)         62,397
    185   Lafarge SA (Ordinary)                      13,642
    230   Lagardere S.C.A.                           13,042
     82   PSA Peugeot Citroen                        15,082

                                   Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                                  (UNAUDITED)

-----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                              VALUE
-----------------------------------------------------------
          FRANCE (CONTINUED)
    180   Pechiney SA 'A'                       $     6,713
    101   Pernod Ricard                               4,623
    217   Pinault-Printemps-Redoute SA               38,680
    279   Publicis SA                                 9,116
  1,513   STMicroelectronics NV                      76,240
     48   Sagem SA (New Shares)                       8,862
  1,266   Sanofi-Synthelabo SA(a)                    66,530
    291   Schneider SA                               18,930
     49   Sidel SA                                    2,573
    741   Societe Generale 'A'                       42,018
    282   Societe Generale d'Entreprises SA          14,162
     45   Sodexho Alliance                            7,037
    349   Suez Lyonnaise des Eaux SA                 53,187
    333   Thomson CSF                                14,931
  1,267   Total Fina SA 'B'                         181,061
    606   Usinor SA                                   6,600
    175   Valeo SA                                    7,609
  1,055   Vivendi                                    75,740
                                                -----------
          TOTAL INVESTMENTS IN FRANCE
          (cost $1,793,264)                       1,665,017
                                                -----------
          GERMANY (8.1%)
    107   Adidas-Salomon AG                           4,906
    419   Allianz AG (Registered Shares)            141,898
  1,086   BASF AG                                    42,527
  1,281   Bayer AG                                   55,537
    160   Beiersdorf AG                              15,325
    238   Buderus AG                                  4,505
  1,735   DaimlerChrysler AG                         79,853
  1,059   Deutsche Bank AG (Registered Shares)       86,601
    683   Deutsche Lufthansa AG (Registered
          Shares)                                    13,315
  5,166   Deutsche Telekom AG (Registered
          Shares)                                   193,758
    916   Dresdner Bank AG (Registered Shares)       38,121
    267   EM.TV & Merchandising AG(a)                 7,919
    121   Fresenius Medical Care AG                   9,617
    126   Gehe AG                                     4,582
     35   Heidelberger Zement AG                      1,661
    741   HypoVereinsbank                            40,668
    130   Kamps AG                                    2,066
     59   Karstadt AG                                 1,923
    253   Linde AG                                   10,979
     87   MAN AG                                      2,291
    168   Merck KGaA                                  6,379
    543   Metro AG                                   21,862
    309   Muenchener Rueckversicherungs-
          Gesellschaft AG (Registered Shares)        97,037
    338   Preussag AG                                10,998
    847   RWE AG                                     33,922
    221   RWE AG (Preferred)                          6,708
    255   SAP AG (Systeme, Anwendungen,
          Produkte in der Datenverarbeitung)         41,909
    234   SAP AG (Systeme, Anwendungen,
          Produkte in der Datenverarbeitung)
          (Preferred)                                47,107

-----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                              VALUE
-----------------------------------------------------------
          GERMANY (CONTINUED)
    344   Schering AG                           $    19,244
  1,019   Siemens AG                                129,599
    844   Thyssen Krupp AG(a)                        12,018
  1,304   Veba AG                                    66,206
    562   Volkswagen AG                              28,043
    215   WCM Beteiligungs-und Grundbesitz AG         4,200
                                                -----------
          TOTAL INVESTMENTS IN GERMANY
          (cost $1,475,732)                       1,283,284
                                                -----------
          HONG KONG (1.9%)
  2,272   Bank of East Asia, Ltd.                     5,127
  3,500   CLP Holdings Limited                       16,335
  6,000   Cathay Pacific Airways                     10,886
  3,300   Hang Seng Bank Limited                     38,928
  3,000   Henderson Land Development Company
          Limited                                    12,925
  7,700   Hong Kong and China Gas Company Ltd.        9,725
  7,400   Hutchison Whampoa Limited                  92,036
  5,500   Johnson Electric Holdings Limited          11,072
  4,000   Li & Fung Limited                           7,437
  3,039   New World Development Company Ltd.          3,604
 25,108   Pacific Century CyberWorks
          Limited(a)                                 19,316
  3,000   QPL International Holdings
          Limited(a)                                  1,693
  6,000   Sino Land Company Limited                   2,673
  4,000   Sun Hung Kai Properties Ltd.               32,824
     21   Sunevision Holdings Limited(a)                 10
  3,000   Swire Pacific Limited 'A'                  18,502
  1,000   Television Broadcasts Ltd.                  5,475
  5,000   Wharf (Holdings) Ltd.                      10,193
                                                -----------
          TOTAL INVESTMENTS IN HONG KONG
          (cost $354,532)                           298,761
                                                -----------
          IRELAND (0.3%)
  1,641   Allied Irish Banks PLC                     16,688
    255   CRH PLC                                     3,865
    354   DCC PLC                                     3,045
  1,473   Fyffes PLC                                  1,086
  1,018   Greencore Group PLC                         2,373
    167   Irish Continental Group PLC                   920
    770   Irish Life & Permanent PLC                  7,708
  1,387   Jefferson Smurfit Group PLC                 2,469
    268   Jurys Doyle Hotel Group PLC                 2,033
    320   Ryanair Holdings PLC(a)                     2,509
  1,460   Tullow Oil PLC(a)                           1,423
  1,651   Waterford Wedgwood PLC(a)                   2,015
  1,810   eircom PLC                                  5,047
                                                -----------
          TOTAL INVESTMENTS IN IRELAND
          (cost $57,184)                             51,181
                                                -----------
          ITALY (4.2%)
    980   Alitalia SpA(a)                             1,653
  2,140   Assicurazioni Generali                     70,287
    249   Autogrill SpA                               2,746
  8,867   Banca Intesa SpA                           36,752
    588   Banca Popolare di Milano (BPM)              3,688
 10,310   Banca di Roma SpA                          10,853

                                   Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                                  (UNAUDITED)

-----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                              VALUE
-----------------------------------------------------------
          ITALY (CONTINUED)
  2,795   Benetton Group SpA                    $     5,070
    204   Bulgari SpA                                 2,398
 13,850   ENI SpA                                    74,896
 12,741   Enel SpA(a)                                47,193
    654   Fiat SpA                                   15,189
  1,109   Immsi SpA(a)                                1,222
    501   Italgas SpA                                 2,068
    645   La Rinascente SpA                           3,291
  2,083   Mediaset SpA                               30,103
    855   Mediobanca SpA                              9,501
    378   Mondadori (Arnoldo) Editore SpA             4,421
  8,756   Olivetti SpA(a)                            26,495
  4,343   Parmalat Finanziaria SpA                    6,258
  3,861   Pirelli SpA                                11,192
  1,290   Riunione Adriatica di Sicurta SpA          16,915
  2,503   San Paolo-IMI SpA                          40,521
  1,109   Sirti SpA                                   1,589
  2,288   Telecom Italia Mobile (TIM) SpA            12,121
 11,427   Telecom Italia Mobile (TIM) SpA            97,049
  6,423   Telecom Italia SpA                         74,312
  1,817   Telecom Italia SpA (Registered
          Shares)                                     9,872
  8,795   Unicredito Italiano SpA                    44,728
                                                -----------
          TOTAL INVESTMENTS IN ITALY
          (cost $694,484)                           662,383
                                                -----------
          JAPAN (23.7%)
    200   Acom Co., Ltd.                             16,174
    200   Advantest Corporation                      26,065
  1,000   Ajinomoto Co., Inc.                        11,173
  1,000   Alps Electric Co., Ltd.                    19,782
  1,000   Amada Co., Ltd.                             7,785
    100   Aoyamma Trading Co., Ltd.                     815
  5,000   The Asahi Bank, Ltd.                       19,690
  1,000   Asahi Breweries Limited                     9,873
  3,000   Asahi Chemical Industry Co., Ltd.          18,573
  2,000   Asahi Glass Company, Limited               20,515
    100   Asatsu-Dk Inc.                              2,665
  1,000   The Bank of Fukuoka, Ltd.                   4,909
  8,000   The Bank of Tokyo-Mitsubishi, Ltd.         95,906
  2,000   The Bank of Yokohama, Ltd.                  9,799
    200   Benesse Corporation                        10,990
  2,000   Bridgestone Corp.                          19,819
    100   CSK Corporation                             1,365
  2,000   Canon, Inc.                                79,311
  1,000   Casio Computer Co., Ltd.                   10,074
      3   Central Japan Railway Company              18,271
  1,000   Chugai Pharmaceutical Co., Ltd.            16,961
  1,000   The Chuo Trust & Banking Co., Ltd.          3,050
  1,000   Citizen Watch Co.                           9,809
    400   Credit Saison Co., Ltd.                     8,462
  1,000   Dai Nippon Printing Co., Ltd.              15,661
  1,000   The Daiei, Inc.                             1,703
  1,000   Daiichi Pharmaceutical Co., Ltd.           28,391
  2,000   The Daiwa Bank, Ltd.                        4,066
  1,000   Daiwa House Industry Co., Ltd.              6,273

-----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                              VALUE
-----------------------------------------------------------
          JAPAN (CONTINUED)
  2,000   Daiwa Securities Group Inc.           $    22,145
  1,000   Denki Kagaku Kogyo Kabushiki Kaisha         3,590
  1,000   Denso Corporation                          22,804
      7   East Japan Railway Company                 40,196
  1,000   Ebara Corporation                          15,523
  1,000   Eisai Company, Ltd.                        30,772
    400   Fanuc Ltd.                                 35,901
    100   Fuji Machine Mfg. Co., Ltd.                 2,729
  1,000   Fuji Photo Film                            37,091
    100   Fuji Soft ABC Incorporated                  6,576
      1   Fuji Television Network,
          Incorporated                               10,990
  1,000   Fujikura Ltd.                               8,810
  4,000   Fujitsu Limited                            71,215
  1,000   The Furukawa Electric Co., Ltd.            26,284
    100   Hirose Electric Co., Ltd.                  11,540
  6,000   Hitachi Ltd.                               64,292
  2,000   Honda Motor Co., Ltd.                      69,054
  1,000   Ito-Yokado Co., Ltd.                       45,151
  3,000   Itochu Corporation(a)                      12,776
  1,000   JGC Corporation                             6,237
  3,000   Japan Airlines Company, Ltd. (JAL)         12,007
      3   Japan Tobacco, Inc.                        20,606
  2,000   Kajima Corporation                          5,202
  1,200   Kansai Electric Power Company, Inc.        19,639
  1,000   Kao Corporation                            29,948
  2,000   Kawasaki Heavy Industries Ltd.(a)           2,070
  7,000   Kawasaki Steel Corporation(a)               6,860
  2,000   Kinki Nippon Railway Co., Ltd.              8,664
  2,000   Kirin Brewery Company, Ltd.                20,844
  2,000   Komatsu Ltd.                                8,865
    200   Konami Co., Ltd.                           16,851
  2,000   Kubota Corporation                          6,722
  1,000   Kuraray Co., Ltd.                           9,387
    300   Kyocera Corporation                        39,015
  1,000   Kyowa Hakko Kogyo Co., Ltd.                 7,995
  2,000   Marubeni Corporation                        4,671
  1,000   Marui Co., Ltd.                            14,745
  4,000   Matsushita Electric Industrial
          Company, Ltd.                             116,128
    100   Meitec Corp.                                4,195
  1,000   Minebea Company Ltd.                        9,983
  3,000   Mitsubishi Chemical Corporation             9,479
  3,000   Mitsubishi Corporation                     24,728
  4,000   Mitsubishi Electric Corporation            28,721
  3,000   Mitsubishi Estate Company, Limited         31,871
  6,000   Mitsubishi Heavy Industries, Ltd.(a)       23,299
  2,000   Mitsubishi Materials Corporation            5,880
  2,000   Mitsubishi Trust & Banking Corp.           16,210
  2,000   Mitsui & Co., Ltd.                         13,280
  2,000   Mitsui Fudosan Co., Ltd.                   24,215
  1,000   Mitsui Marine and Fire Insurance
          Company, Ltd.                               5,074
  1,000   Mitsui Mining & Smelting Co., Ltd.          8,426
  1,000   Mitsukoshi, Ltd.(a)                         3,563
     16   Mizuho Holdings, Inc.                     122,942

                                   Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                                  (UNAUDITED)

-----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                              VALUE
-----------------------------------------------------------
          JAPAN (CONTINUED)
  3,000   NEC Corporation                       $    57,148
  1,000   NGK Insulators, Ltd.                       13,234
  1,000   NGK Spark Plug Co., Ltd.                   15,377
  1,000   NSK Limited                                 7,198
    100   Namco Ltd.                                  2,583
    100   Nichiei Co., Ltd.                             440
    100   Nidec Corporation                           6,127
  1,000   Nikon Corporation                          14,525
    200   Nintendo Company Ltd.                      33,062
  2,000   Nippon Express Co., Ltd.                   11,997
  1,000   Nippon Meat Packers, Inc.                  12,675
  3,000   Nippon Mitsubishi Oil Corp.                16,128
  2,000   Nippon Paper Industries Co. Ltd.           11,393
  1,000   Nippon Sheet Glass Company, Ltd.           15,203
 12,000   Nippon Steel Corporation                   19,452
     20   Nippon Telegraph & Telephone
          Corporation (NTT)                         181,885
  2,000   Nippon Yusen Kabushiki Kaisha               9,378
  7,000   Nissan Motor Co., Ltd.(a)                  48,017
  1,000   Nisshinbo Industries Inc.                   4,799
  3,000   The Nomura Securities Co., Ltd.            63,605
  1,000   Obayashi Corporation                        4,140
  1,000   Oji Paper Co., Ltd.                         5,816
    100   Oriental Land Co., Ltd.                     6,045
    200   Orix Corporation                           20,973
  2,000   Osaka Gas Co.                               4,927
  1,000   Pioneer Corporation                        30,955
    200   Promise Co., Ltd.                          15,001
  1,000   Renown Incorporated(a)                        733
    200   Rohm Company Ltd.                          50,389
    100   SMC Corporation                            14,140
  7,000   The Sakura Bank, Ltd.                      50,966
  1,000   Sankyo Company, Ltd.                       22,026
  3,000   Sanyo Electric Co., Ltd.                   22,804
  1,000   Secom Co., Ltd.                            71,252
    200   Sega Enterprises Ltd.(a)                    1,420
  1,000   Sekisui Chemical Co., Ltd.                  2,885
  2,000   Sekisui House, Ltd.                        21,137
  2,000   Sharp Corporation                          25,460
  1,000   Shin-Etsu Chemical Co., Ltd.               41,029
  1,000   Shionogi & Co., Ltd.                       19,507
  1,000   Shiseido Company, Limited                  12,913
  1,000   The Shizuoka Bank, Ltd.                     9,076
  1,000   Snow Brand Milk Products Co., Ltd.          3,627
    600   Softbank Corp.                             35,992
  1,500   Sony Corporation                          119,791
  6,000   The Sumitomo Bank, Ltd.                    72,809
  2,000   Sumitomo Chemical Co., Ltd.                 9,854
  2,000   Sumitomo Corporation                       17,584
  1,000   Sumitomo Electric Industries               18,454
  1,000   Sumitomo Heavy Industries, Ltd.             1,951
  1,000   The Sumitomo Marine & Fire Insurance
          Co., Ltd.                                   6,099
  1,000   Sumitomo Metal Industries, Ltd.(a)            550
  1,000   Sumitomo Metal Mining Co.                   5,156

-----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                              VALUE
-----------------------------------------------------------
          JAPAN (CONTINUED)
  1,000   Sumitomo Osaka Cement Co., Ltd.       $     4,259
  1,000   Taisho Pharmaceutical Company, Ltd.        28,757
  1,000   Takara Shuzo Co., Ltd.                     16,842
  1,000   Takeda Chemical Industries, Ltd.           65,849
    300   Takefuji Corporation                       29,673
  2,000   Teijin Limited                              9,048
  1,000   Terumo Corporation                         28,299
    500   Tohoku Electric Power Co., Inc.             6,731
  4,000   The Tokai Bank Ltd.                        21,431
  3,000   The Tokio Marine & Fire Insurance
          Co. Ltd.                                   33,135
  2,400   Tokyo Electric Power                       58,247
  5,000   Tokyo Gas Co.                              13,051
  2,000   Tokyu Corporation                          10,331
  1,000   Toppan Printing Co., Ltd.                   8,829
  3,000   Toray Industries, Inc.                     11,677
  6,000   Toshiba Corporation                        42,861
  1,000   Toto Limited                                7,583
  6,000   Toyota Motor Corporation                  239,582
    100   Trans Cosmos Inc.                           7,226
    100   Uni-Charm Corporation                       4,277
    100   World Co., Ltd.                             3,718
  1,000   Yamaha Corporation                          8,609
  1,000   Yamanouchi Pharmaceutical Co., Ltd.        45,242
  1,000   Yamato Transport Co., Ltd.                 20,194
  1,000   Yokogawa Electric Corporation               7,840
                                                -----------
          TOTAL INVESTMENTS IN JAPAN
          (cost $4,353,591)                       3,746,669
                                                -----------
          NETHERLANDS (5.2%)
  2,258   ABN AMRO Holding NV                        52,249
    746   ASM Lithography Holding NV(a)              20,367
  2,248   Aegon NV                                   89,173
    528   Akzo Nobel NV                              24,010
    230   Buhrmann NV                                 6,277
  1,190   Elsevier NV                                15,180
    663   Getronics NV                                7,446
    191   Hagemeyer NV                                4,509
    449   Heineken NV                                24,357
     85   IHC Caland NV                               3,746
  1,706   ING Groep NV                              117,014
  1,675   KPN NV                                     33,889
  2,199   Koninklijke (Royal) Philips
          Electronics NV(a)                          86,316
  1,308   Koninklijke Ahold NV                       37,949
    101   Koninklijke Luchtvaart Maatschappij
          NV (KLM)(a)                                 1,841
    216   Oce NV                                      3,213
  3,460   Royal Dutch Petroleum Company             204,966
    881   TNT Post Group NV                          18,638
  1,007   Unilever NV 'A'                            50,444
    238   Vedior NV 'A'                               3,540
    476   Wolters Kluwer NV 'A'                      10,700
                                                -----------
          TOTAL INVESTMENTS IN THE NETHERLANDS
          (cost $871,172)                           815,824
                                                -----------

                                   Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                                  (UNAUDITED)

-----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                              VALUE
-----------------------------------------------------------
          NEW ZEALAND (0.1%)
  4,563   Carter Holt Harvey Limited            $     3,024
  1,001   Fletcher Challenge Energy                   3,278
    529   Lion Nathan Limited                         1,018
  3,618   Telecom Corporation of New Zealand
          Limited                                     8,013
                                                -----------
          TOTAL INVESTMENTS IN NEW ZEALAND
          (cost $21,563)                             15,333
                                                -----------
          NORWAY (0.4%)
    963   Christiania Bank Og Kreditkasse             5,011
     62   Elkem ASA                                   1,070
     14   Hands ASA(a)                                   44
    295   Kvaerner ASA 'A'(a)                         2,902
    224   Merkantildata ASA(a)                        1,055
    451   Norsk Hydro ASA                            17,894
    474   Orkla ASA 'A'                               8,537
    176   Petroleum Geo-Services(a)                   2,422
    171   Schibsted ASA                               2,592
    844   Storebrand ASA(a)                           5,899
    185   Tomra Systems ASA                           7,419
                                                -----------
          TOTAL INVESTMENTS IN NORWAY
          (cost $58,184)                             54,845
                                                -----------
          PORTUGAL (0.4%)
  1,117   BPI-SGPS, SA (Registered Shares)            3,626
  1,117   BPI-SGPS, SA (Rights)(c)                      157
  3,525   Banco Comercial Portugues, SA (BCP)
          (Registered Shares)                        17,598
    302   Brisa-Auto Estradas de Portugal, SA         2,332
    353   Cimpor-Cimentos de Portugal, SGPS,
          SA                                          7,869
  5,102   Electricidade de Portugal, SA (EDP)        13,838
    166   Jeronimo Martins SGPS, SA                   1,598
  1,801   Portugal Telecom SA (Registered
          Shares)                                    16,028
    550   Sonae, S.G.P.S., SA                           667
  2,302   Sonae, S.G.P.S., SA (New Shares)(a)         2,693
                                                -----------
          TOTAL INVESTMENTS IN PORTUGAL
          (cost $80,352)                             66,406
                                                -----------
          SINGAPORE (0.9%)
  2,000   Chartered Semiconductor
          Manufacturing Limited(a)                    8,659
  2,000   City Developments Limited                   9,228
  2,000   DBS Group Holdings Limited                 23,583
  4,000   DBS Land Limited                            6,084
  2,000   Keppel Corporation Ltd.                     3,987
  1,000   NatSteel Electronics Ltd.                   2,598
  2,000   Neptune Orient Lines Limited(a)             1,698
  2,000   Oversea-Chinese Banking Corporation
          Ltd.                                       12,760
  2,000   Singapore Airlines Limited(a)              20,051
  1,000   Singapore Press Holdings Ltd.              14,298
  3,000   Singapore Technologies Engineering
          Ltd.                                        4,836
 11,000   Singapore Telecommunications, Ltd.         18,234
  1,000   United Overseas Bank Ltd.                   7,405

-----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                              VALUE
-----------------------------------------------------------
          SINGAPORE (CONTINUED)
  1,000   Venture Manufacturing (Singapore)
          Ltd.                                  $     9,684
                                                -----------
          TOTAL INVESTMENTS IN SINGAPORE
          (cost $179,232)                           143,105
                                                -----------
          SPAIN (2.7%)
    138   ACS, Actividades de Construccion y
          Servicios, SA                               3,017
    108   Acerinox SA                                 3,002
    715   Altadis(a)                                 10,696
    854   Autopistas, Concesionaria Espanola
          SA                                          6,486
  5,309   Banco Bilbao Vizcaya, SA(a)                70,649
  7,794   Banco Santander Central Hispano, SA        75,443
  1,881   Endesa SA                                  30,611
    325   Fomento de Construcciones y
          Contratas SA                                5,964
    880   Gas Natural SDG, SA 'E'                    15,067
    492   Grupo Dragados SA                           4,775
  1,554   Iberdrola SA                               18,980
  2,176   Repsol-YPF, SA                             34,527
    460   TelePizza, SA(a)                            1,758
  7,415   Telefonica SA(a)                          141,223
    587   Union Electrica Fenosa, SA                 10,841
                                                -----------
          TOTAL INVESTMENTS IN SPAIN
          (cost $497,052)                           433,039
                                                -----------
          SWEDEN (2.7%)
    353   Atlas Copco AB 'A'                          7,469
    724   Electrolux AB 'B'                           9,104
    647   ForeningsSparbanken AB                      9,266
    316   Gambro AB 'B'                               2,476
  1,482   Hennes & Mauritz AB 'B'                    27,658
    276   NetCom AB 'B'(a)                           12,919
  3,882   Nordbanken Holding AB                      29,057
  1,422   Nordic Baltic Holding AB(a)                10,688
    179   OM Gruppen AB                               6,377
    142   SKF AB 'B'                                  2,104
    515   Sandvik AB                                 11,333
    534   Securitas AB 'B'                           11,351
  1,598   Skandia Forsakrings AB                     27,032
  1,254   Skandinaviska Enskilda Banken (SEB)
          'A'                                        14,768
    249   Skanska AB 'B'                              9,841
    483   Svenska Cellulosa AB (SCA) 'B'              9,882
  1,181   Svenska Handelsbanken AB                   18,505
 13,259   Telefonaktiebolaget LM Ericsson AB
          'B'                                       175,993
  2,486   Telia AB(a)                                15,382
    358   Trelleborg AB (Class B)                     2,001
    620   Volvo AB 'B'                                9,529
    475   WM-Data AB 'B'                              1,650
                                                -----------
          TOTAL INVESTMENTS IN SWEDEN
          (cost $500,847)                           424,385
                                                -----------
          SWITZERLAND (5.8%)
    525   ABB Ltd.(a)                                46,643
     32   Adecco SA (Registered Shares)              22,121
    464   Credit Suisse Group (Registered
          Shares)                                    86,963
     20   Givaudan (Registered)(a)                    4,794

                                   Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                                  (UNAUDITED)

-----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                              VALUE
-----------------------------------------------------------
          SWITZERLAND (CONTINUED)
     11   Holderbank Financiere Glarus AG 'B'   $    11,556
      2   Jemoli Holding AG                           2,503
     15   Lonza AG (Registered Shares)(a)             7,191
     68   Nestle SA (Registered Shares)             140,871
    123   Novartis AG (Registered Shares)           186,542
      2   Roche Holding AG (Bearer)                  21,606
     12   Roche Holding AG (Genuss)                 109,582
     20   SAirGroup                                   2,703
      2   SGS Societe Generale de Surveillance
          Holding SA 'B'(a)                           2,447
     25   Schweizerische Rueckversicherungs-
          Gesellschaft (Registered Shares)           49,288
      7   Sulzer AG (Registered Shares)(a)            4,520
      7   The Swatch Group AG 'B'                     9,265
     14   The Swatch Group AG (Registered
          Shares)                                     3,807
    129   Swisscom AG (Registered Shares)            32,750
    739   UBS AG (Registered)                       102,336
    138   Zurich Financial Services AG               66,930
                                                -----------
          TOTAL INVESTMENTS IN SWITZERLAND
          (cost $979,580)                           914,418
                                                -----------
          UNITED KINGDOM (20.3%)
    997   3i Group PLC                               22,657
    891   AMEC PLC                                    3,759
  1,605   ARM Holdings PLC(a)                        15,848
    779   AWG PLC(a)                                  6,742
241,490   AWG PLC (Registered Shares)(a)                210
  2,537   Abbey National PLC                         35,035
    744   Airtours PLC                                2,107
  1,135   Amvescap PLC                               25,381
  2,559   AstraZeneca Group PLC                     119,950
  1,890   BAA PLC                                    15,726
    767   BBA Group PLC                               4,216
  6,211   BG Group PLC(a)                            24,892
    947   BOC Group PLC                              13,201
 38,282   BP Amoco PLC                              324,919
    492   BP Amoco PLC (ADR)(b)                      25,061
  2,557   Barclays PLC                               73,221
    608   Barratt Developments PLC                    2,516
  1,548   Bass PLC                                   15,162
  1,139   Blue Circle Industries PLC                  6,963
  1,704   Boots Company PLC(a)                       13,609
  5,414   British Aerospace PLC                      30,778
  2,142   British Airways PLC                         9,580
  3,902   British American Tobacco PLC               27,367
  1,167   The British Land Company PLC                6,982
  3,149   British Sky Broadcasting Group PLC
          ("BSkyB")(a)                               45,498
 11,221   British Telecommunications PLC            131,656
  1,103   Bunzl PLC                                   6,311
  3,604   CGU PLC                                    48,252
    308   CRH PLC                                     4,725
  3,432   Cadbury Schweppes PLC                      21,230
  1,391   Canary Wharf Finance PLC(a)                10,867
    699   Capita Group PLC                            5,329

-----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                              VALUE
-----------------------------------------------------------
          UNITED KINGDOM (CONTINUED)
  1,169   Carlton Communications PLC            $     9,421
    493   Celltech Group PLC(a)                       9,808
  6,628   Centrica PLC                               22,810
  7,155   Corus Group PLC(a)                          6,442
  5,976   Diageo PLC                                 56,449
  3,137   Dixons Group PLC                            9,338
  1,386   EMI Group PLC                              10,385
    155   Eidos PLC(a)                                  630
    232   Electrocomponents PLC                       2,318
  1,092   FKI PLC                                     2,826
  1,290   GKN PLC                                    14,798
  1,362   George Wimpey PLC                           2,967
  5,238   Glaxo Wellcome PLC(a)                     150,905
  3,962   Granada Compass PLC(a)                     34,174
  1,831   The Great Universal Stores PLC             12,656
 15,022   HSBC Holdings PLC                         214,207
  3,944   Halifax PLC                                31,041
  1,529   Hanson PLC                                  8,071
  3,066   Hays PLC                                   16,751
  3,149   Hilton Group PLC                            8,757
    763   IMI PLC                                     2,493
  1,459   Imperial Chemical Industries PLC            8,941
  2,296   International Power PLC                     9,269
  6,576   Invensys PLC                               15,708
  3,248   J Sainsbury PLC                            18,264
    504   Johnson Matthey PLC                         7,867
  2,374   Kingfisher PLC                             14,203
  2,172   LASMO PLC                                   4,621
  1,051   Land Securities PLC                        10,836
  6,211   Lattice Group PLC(a)                       13,258
  7,396   Legal & General Group PLC                  18,419
  9,473   Lloyds TSB Group PLC                       96,565
    817   Logica PLC                                 24,190
  4,796   Marconi PLC(a)                             60,589
  4,834   Marks & Spencer PLC                        13,477
  1,020   Misys PLC                                  10,635
  2,554   National Grid Group PLC                    22,159
  1,232   Nycomed Amersham PLC                       11,038
    537   Ocean Group PLC                             9,194
  1,284   P & O Princess Cruises PLC(a)               5,048
  1,423   Pearson PLC                                38,207
  1,284   The Peninsular and Oriental Steam
          Navigation Company                          5,295
  1,321   Pilkington PLC                              1,885
    275   Provident Financial PLC                     3,510
  3,513   Prudential Corporation PLC                 47,288
    490   Psion PLC                                   2,967
    646   RMC Group PLC                               5,741
    889   Railtrack Group PLC                        13,761
  2,062   Rank Group PLC                              5,120
  1,926   Reed International PLC                     17,815
  4,328   Rentokil Initial PLC                        9,993
  2,491   Reuters Group PLC                          48,543
  1,910   Rio Tinto PLC (Registered Shares)          30,925
  4,578   Royal Bank of Scotland Group PLC          102,841

                                   Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                                  (UNAUDITED)

-----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                              VALUE
-----------------------------------------------------------
          UNITED KINGDOM (CONTINUED)
  1,088   SEMA Group PLC                        $    13,745
  1,705   The Sage Group PLC                         12,453
    321   Schroders PLC                               5,813
  3,339   ScottishPower PLC                          25,091
    394   Seton Scholl Healthcare Group PLC           4,591
    527   Slough Estates PLC                          2,824
  1,195   Smith & Nephew PLC                          4,911
  8,260   SmithKline Beecham PLC                    106,750
    723   Smiths Industries PLC                       7,748
  2,330   Stagecoach Holdings PLC                     2,334
  1,025   TI Group PLC                                5,537
    828   Tate & Lyle PLC                             2,651
 12,339   Tesco PLC                                  47,078
    697   Thames Water PLC                           12,226
  5,211   Unilever PLC                               35,281
    834   Uniq PLC                                    2,483
  1,091   United Utilities PLC                       10,979
104,616   Vodafone AirTouch PLC                     435,610
  1,321   WPP Group PLC                              17,744
  1,626   Williams PLC                                7,792
  1,415   Wolseley PLC                                7,828
                                                -----------
          TOTAL INVESTMENTS IN THE UNITED
          KINGDOM
          (cost $3,470,217)                       3,206,638
                                                -----------
          UNITED STATES (0.0%)

     83   InFocus Corporation(a)                      3,668
                                                -----------
          TOTAL INVESTMENTS IN THE UNITED
          STATES
          (cost $1,617)                               3,668
                                                -----------

-----------------------------------------------------------
  FACE
 AMOUNT    ISSUE                                   VALUE
-----------------------------------------------------------
           SHORT-TERM SECURITIES
           US GOVERNMENT AGENCY OBLIGATIONS*
$161,000   Student Loan Marketing Association,
           6.45% due 11/01/2000                     161,000
                                                -----------
           TOTAL INVESTMENTS IN SHORT-TERM
           SECURITIES
           (cost $161,000)                          161,000
                                                -----------
           TOTAL INVESTMENTS -- 94.7%
           (cost $16,741,592)                    14,979,680
           UNREALIZED APPRECIATION ON FORWARD
           FOREIGN EXCHANGE
           CONTRACTS** -- 0.0%                          865
           VARIATION MARGIN ON FINANCIAL
           FUTURES CONTRACTS*** -- (0.3%)           (40,996)
           OTHER ASSETS LESS
           LIABILITIES -- 5.6%                      877,363
                                                -----------
           NET ASSETS -- 100.0%                 $15,816,912
                                                ===========

-------------------------------------------------------

  * Certain US Government Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.

 ** Forward foreign exchange contracts as of October 31, 2000 were as follows:

    FOREIGN
    CURRENCY        EXPIRATION     UNREALIZED APPRECIATION
   PURCHASED           DATE            (DEPRECIATION)
----------------   -------------   -----------------------
  E      754,849   November 2000           $ 3,834
  L      191,776   November 2000             1,330
 Y    38,023,400   November 2000            (2,813)
                                           -------
TOTAL (US Commitment $1,265,852)           $ 2,351
                                           =======

    FOREIGN         EXPIRATION     UNREALIZED APPRECIATION
 CURRENCY SOLD         DATE            (DEPRECIATION)
----------------   -------------   -----------------------
  E      325,030   November 2000           $(1,718)
  L       81,931   November 2000                (8)
 Y    16,519,360   November 2000               240
                                           -------
  TOTAL (US Commitment $545,001)           $(1,486)
                                           =======
TOTAL UNREALIZED APPRECIATION --
 NET ON FORWARD FOREIGN EXCHANGE
                       CONTRACTS           $   865
                                           =======

*** Financial futures contracts purchased as of October 31, 2000 were as follows:

  NUMBER
    OF                                    EXPIRATION
CONTRACTS       ISSUE        EXCHANGE        DATE         VALUE
----------   ------------  ------------  -------------  ----------
  1          SPI Ordinary  SPI Ordinary  December 2000  $   42,492
  3          Nikkei 225    OSAKA         December 2000      75,474
  3          FTSE 1000     LIFFE         December 2000     282,724
  2          DAX           DAX           December 2000     301,915
  2          CAC           CAC           December 2000     109,450
  1          IBEX          IBEX          November 2000      88,172
  1          TOPIX         TOPIX         December 2000     126,294
                                                        ----------
TOTAL FINANCIAL FUTURES CONTRACTS PURCHASED (Total
Contract Price $1,008,791)                              $1,026,521
                                                        ==========

 (a) Non-income producing security.

 (b) American Depositary Receipts (ADR).

 (c) The rights may be exercised until 11/17/2000.

See accompanying notes to the financial statements.

                                   Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           AS OF
                                                                                      OCTOBER 31, 2000
                                                                                      ----------------
ASSETS:
  Investments, at value (identified cost -- $16,741,592)                                $14,979,680
  Unrealized appreciation on forward foreign exchange contracts                                 865
  Cash                                                                                      482,206
  Foreign cash                                                                               56,312
  Receivables:
     Contributions                                                  $216,063
     Investment adviser                                              118,187
     Dividends                                                        22,543
     Securities sold                                                   7,393                364,186
                                                                    --------
  Prepaid expenses and other assets                                                          47,545
                                                                                        -----------
       Total Assets                                                                      15,930,794
                                                                                        -----------
LIABILITIES:
  Payables:
     Variation margin                                                 40,996
     Securities purchased                                              7,312                 48,308
                                                                    --------
  Accrued expenses                                                                           65,574
                                                                                        -----------
       Total Liabilities                                                                    113,882
                                                                                        -----------
NET ASSETS:
  Net assets                                                                            $15,816,912
                                                                                        ===========
NET ASSETS CONSIST OF:
  Partners' capital                                                                     $17,560,984
  Unrealized depreciation on investments and foreign
     currency transactions -- net                                                        (1,744,072)
                                                                                        -----------
  Net assets                                                                            $15,816,912
                                                                                        ===========

                       MASTER AGGREGATE BOND INDEX SERIES

          SCHEDULE OF INVESTMENTS (IN US DOLLARS) -- OCTOBER 31, 2000

                                  (UNAUDITED)

--------------------------------------------------------------------------
                          FACE       INTEREST     MATURITY
        ISSUE            AMOUNT        RATE       DATE(S)         VALUE
--------------------------------------------------------------------------
US GOVERNMENT & AGENCY OBLIGATIONS (38.9%)
Fannie Mae
                       $ 1,200,000    5.625%       3/15/2001   $ 1,195,310
                           300,000     5.45       10/10/2003       291,186
                           220,000     6.85        4/05/2004       222,325
                         1,600,000    7.125        3/15/2007     1,644,496
                         2,000,000     5.75        2/15/2008     1,902,600
Financing Corp.
                           700,000     9.80       11/30/2017       920,500
Freddie Mac
                         4,600,000     6.25       10/15/2002     4,585,602
                         6,600,000     5.75        7/15/2003     6,485,556
                         1,300,000     7.18        6/27/2006     1,335,894
                           400,000     7.00        3/15/2010       407,936
                         4,600,000     6.75        9/15/2029     4,561,921
Tennessee Valley Authority, Series E
                         2,000,000     6.25       12/15/2017     1,880,620
United States Treasury Bonds
                           800,000     8.75       11/15/2008       857,000
                        15,900,000     8.75        5/15/2017    20,428,956
                           950,000     8.50        2/15/2020     1,217,187
                         5,900,000    6.375        8/15/2027     6,218,069
United States Treasury Notes
                           500,000     5.50        7/31/2001       496,795
                         4,900,000     5.50        8/31/2001     4,866,288
                         2,200,000    5.875       11/30/2001     2,190,364
                        13,200,000     6.50        5/31/2002    13,278,408
                         5,100,000     6.25        7/31/2002     5,117,544
                         5,000,000     4.75        2/15/2004     4,832,800
                         2,700,000    5.875        2/15/2004     2,699,163
                         7,300,000     5.25        5/15/2004     7,156,263
                         2,000,000     6.00        8/15/2004     2,009,380
                         1,500,000    5.875       11/15/2004     1,501,410
                         8,150,000    5.875       11/15/2005     8,178,036
                         4,000,000    6.625        5/15/2007     4,163,760
                         3,300,000    6.125        8/15/2007     3,346,398
                         2,500,000     5.50        5/15/2009     2,443,750
                                                               -----------
TOTAL INVESTMENTS IN US GOVERNMENT & AGENCY OBLIGATIONS
(cost $117,604,033)                                            116,435,517
                                                               -----------
US GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS** (34.6%)
Fannie Mae
                         1,103,853     5.50        6/01/2011     1,044,193
                                                  -2/01/2014
                         4,514,412     6.00        2/01/2013     4,350,084
                                                  -6/01/2015
                         7,752,486     6.00        1/01/2026     7,286,697
                                                  -5/01/2029
                           200,000     6.00            TBA(1)      187,656
                         4,795,196     6.50        1/01/2013     4,707,701
                                                 -11/01/2014
                        14,367,627     6.50       12/01/2025    13,830,272
                                                  -1/01/2030
                         6,810,336     7.00        4/01/2027     6,686,128
                                                  -9/01/2030

--------------------------------------------------------------------------
                          FACE       INTEREST     MATURITY
        ISSUE            AMOUNT        RATE       DATE(S)         VALUE
--------------------------------------------------------------------------
US GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS** (CONTINUED)
Fannie Mae (continued)
                       $   400,000     7.00            TBA(1)  $   391,872
                         3,063,008     7.50       10/01/2027     3,060,275
                                                  -9/01/2030
                         2,181,223     8.00        4/01/2030     2,207,953
                                                 -10/01/2030
                           200,000     8.00            TBA(1)      202,562
Freddie Mac -- Gold Program
                         1,247,121     5.50       10/01/2013     1,179,458
                                                  -1/01/2014
                         1,390,727     5.50       12/01/2028     1,263,940
                                                  -2/01/2029
                           517,969     6.00        4/01/2013       499,697
                                                  -8/01/2013
                         6,297,622     6.50        1/01/2026     6,065,174
                                                  -7/01/2029
                           200,000     6.50            TBA(1)      192,469
                         3,076,136     7.00        1/01/2011     3,066,163
                                                 -11/01/2015
                         8,241,704     7.00        9/01/2025     8,097,823
                                                  -4/01/2030
                           200,000     7.00            TBA(1)      196,250
                         1,507,787     7.50        5/01/2007     1,522,489
                                                 -11/01/2015
                         7,200,577     7.50        1/01/2023     7,207,334
                                                 -10/01/2030
                           400,000     7.50            TBA(1)      399,938
                         2,852,662     8.00        6/01/2024     2,895,158
                                                  -7/01/2030
                         1,240,851     8.50        5/01/2028     1,271,310
                                                  -8/01/2030
                           624,315     9.50        2/01/2019       656,371
Government National Mortgage Association
                         1,778,384     6.00        4/20/2026     1,677,096
                                                  -2/15/2029
                           367,235     6.50        2/15/2014       361,586
                                                  -5/15/2014
                         5,843,814     6.50        4/15/2026     5,648,029
                                                  -7/15/2029
                           185,420     7.00        4/15/2013       185,804
                         6,477,072     7.00        7/15/2027     6,393,044
                                                  -5/15/2030
                         4,786,449     7.50        3/15/2024     4,809,799
                                                  -9/15/2030
                           400,000     7.50            TBA(1)      401,372
                         3,596,664     8.00       12/15/2022     3,660,725
                                                  -8/15/2030
                           300,000     8.00            TBA(1)      305,063
                           925,004     8.50       11/15/2017       950,642
                                                  -8/15/2030

                                   Continued

                       MASTER AGGREGATE BOND INDEX SERIES

                                  (UNAUDITED)

--------------------------------------------------------------------------
                          FACE       INTEREST     MATURITY
        ISSUE            AMOUNT        RATE       DATE(S)         VALUE
--------------------------------------------------------------------------
US GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS** (CONTINUED)
Government National Mortgage Association (continued)
                       $   669,223     9.00       11/15/2016   $   699,490
                                                 -11/15/2024
                            53,102     9.50        9/15/2021        55,746
                                                               -----------
TOTAL US GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (cost
$105,201,701)                                                  103,617,363
                                                               -----------

----------------------------------------------------------------
  S&P    MOODY'S     FACE       CORPORATE BONDS &
RATINGS  RATINGS    AMOUNT            NOTES            VALUE
----------------------------------------------------------------
CORPORATE BONDS & NOTES (24.8%)
BANKING (3.0%)
                               Bank of America Corp.:
A         Aa3     $1,000,000   6.875% due
                               6/01/2003                 996,120
A+        Aa2      1,000,000   7.875% due
                               5/16/2005               1,026,980
A         Aa3      1,500,000   Bank One Corp.,
                               7.625% due
                               8/01/2005               1,515,015
A         A1       1,000,000   Chase Manhattan
                               Corporation, 9.75%
                               due 11/01/2001          1,024,580
                               Citicorp:
A+        A1         500,000   9.50% due 2/01/2002       514,605
A+        A1         500,000   6.375% due
                               11/15/2008                470,480
A         A1       1,000,000   First Bank Systems,
                               Inc., 7.55% due
                               6/15/2004               1,007,050
NR*       A3       1,020,000   Fleet/Norstar
                               Financial Group,
                               Inc., 8.125% due
                               7/01/2004               1,051,487
A         Aa3        500,000   NationsBank
                               Corporation, 7.50%
                               due 9/15/2006             504,575
A-        aa2      1,000,000   Wells Fargo
                               Capital, 8.125% due
                               12/01/2026(a)             925,008
                                                    ------------
                                                       9,035,900
                                                    ------------
FINANCIAL SERVICES (5.4%)
AA-       A2         800,000   Boeing Capital
                               Corporation, 7.10%
                               due 9/27/2005             805,920
A         aa2        500,000   Citigroup Capital
                               II, 7.75% due
                               12/01/2036                449,572
A-        A2       1,500,000   Deutsche Telekom
                               International
                               Finance, 8% due
                               6/15/2010               1,528,920
BBB+      Baa1       500,000   EOP Operating LP,
                               6.75% due 2/15/2008       465,630

----------------------------------------------------------------
  S&P    MOODY'S     FACE       CORPORATE BONDS &
RATINGS  RATINGS    AMOUNT            NOTES            VALUE
----------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
                               Ford Motor Credit Company:
A         A2      $1,000,000   7.75% due
                               11/15/2002           $  1,012,330
A         A2       1,500,000   7.20% due 6/15/2007     1,460,625
A         A2       1,000,000   7.875% due
                               6/15/2010               1,002,770
                               General Electric Capital Corp.:
AAA       Aaa        300,000   8.375% due
                               3/01/2001                 301,236
AAA       Aaa      1,000,000   7.375% due
                               1/19/2010               1,028,190
                               General Motors Acceptance
                               Corporation:
A         A2       1,400,000   9% due
                               10/15/2002(b)           1,451,856
A         A2       1,200,000   7.75% due 1/19/2010     1,204,416
A         A2         600,000   8.80% due 3/01/2021       649,974
                               Lehman Brothers Holdings, Inc.:
A         A2         500,000   7.625% due
                               6/01/2006                 497,735
A         A2       1,000,000   7.20% due 8/15/2009       950,620
AA-       Aa3      1,000,000   Morgan Stanley
                               Group, Inc., 6.50%
                               due 3/30/2001             996,810
A         Aa3      2,000,000   Salomon, Smith
                               Barney Holdings,
                               Inc., 6.25% due
                               5/15/2003               1,967,960
BBB+      Baa1       500,000   Simon Debartolo,
                               6.75% due 7/15/2004       479,155
                                                    ------------
                                                      16,253,719
                                                    ------------
FINANCIAL SERVICES -- CONSUMER (1.1%)
                               Associates Corporation of North
                               America:
A+        A1         500,000   6.50% due 7/15/2002       495,880
A+        A1         500,000   7.23% due 5/17/2006       502,160
A         A2       1,000,000   Household Finance
                               Corp., 5.875% due
                               2/01/2009                 892,790
                               Washington Mutual Inc.:
A-        A3         500,000   7.25% due 6/15/2001       499,485
BBB+      A3       1,000,000   7.50% due 8/15/2006       980,270
                                                    ------------
                                                       3,370,585
                                                    ------------
FOREIGN GOVERNMENT OBLIGATIONS (1.6%)
AA+       Aa1        500,000   Canada Government
                               Bond, 5.25% due
                               11/05/2008                453,790
AA-       Aa2      1,000,000   Province of British
                               Columbia, 7.25% due
                               9/01/2036                 985,280
AA-       Aa3        500,000   Province of
                               Ontario, 7.375% due
                               1/27/2003                 507,185

                                   Continued

                       MASTER AGGREGATE BOND INDEX SERIES

                                  (UNAUDITED)

----------------------------------------------------------------
  S&P    MOODY'S     FACE       CORPORATE BONDS &
RATINGS  RATINGS    AMOUNT            NOTES            VALUE
----------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
A+        A1      $  750,000   Province of
                               Saskatchewan, 8%
                               due 7/15/2004        $    780,938
AA        Aa3      1,000,000   Republic of Italy,
                               6.875% due
                               9/27/2023                 991,380
BB+       Baa3     1,000,000   United Mexican
                               States, 9.875% due
                               2/01/2010               1,040,000
                                                    ------------
                                                       4,758,573
                                                    ------------
INDUSTRIAL -- CONSUMER GOODS (1.6%)
A+        A1       1,000,000   Anheuser-Busch
                               Companies, Inc.,
                               6.75% due
                               11/01/2006                977,240
A         A2       1,000,000   Coca-Cola
                               Enterprises, 6.75%
                               due 9/15/2028             862,950
AA        Aa2      1,000,000   Kimberly-Clark
                               Corporation, 7.10%
                               due 8/01/2007           1,019,150
                               Nabisco Inc.:
BBB       Baa2     1,000,000   6% due 2/15/2011          992,740
BBB       Baa2       500,000   6.375% due
                               2/01/2035                 472,515
A         A2         365,000   Phillip Morris
                               Companies, Inc.,
                               6.95% due 6/01/2006       362,489
                                                    ------------
                                                       4,687,084
                                                    ------------
INDUSTRIAL -- ENERGY (1.3%)
BBB+      Baa1     1,000,000   Apache Corporation,
                               7% due 2/01/2018          932,190
A-        A3         500,000   Burlington
                               Resources, 7.375%
                               due 3/01/2029             477,655
BBB+      A2         500,000   Consolidated
                               Natural Gas
                               Company, 6.625% due
                               12/01/2008                477,205
BBB+      Baa1       500,000   Enron Corp., 6.625%
                               due 10/15/2003            494,490
BBB-      Baa2       500,000   KN Energy, Inc.,
                               6.65% due 3/01/2005       488,505
BBB-      Baa3       500,000   Occidental
                               Petroleum Corp.,
                               8.45% due 2/15/2029       525,195
BBB       Baa2       500,000   Phillips Petroleum,
                               8.86% due 5/15/2022       501,315
                                                    ------------
                                                       3,896,555
                                                    ------------

----------------------------------------------------------------
  S&P    MOODY'S     FACE       CORPORATE BONDS &
RATINGS  RATINGS    AMOUNT            NOTES            VALUE
----------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
INDUSTRIAL -- MANUFACTURING (2.5%)
AA+       Aa2     $  500,000   Atlantic Richfield
                               Company, 8.44% due
                               2/21/2012            $    555,545
A+        A1         150,000   Chrysler Corp.,
                               7.45% due 3/01/2027       140,648
A+        A1       1,000,000   DaimlerChrysler
                               North America
                               Holdings Corp.,
                               7.75% due 6/15/2005     1,016,570
BBB       Baa2     1,000,000   Delphi Auto Systems
                               Corporation, 7.125%
                               due 5/01/2029             842,580
BBB-      Baa2       500,000   Georgia-Pacific
                               Corp., 7.375% due
                               12/01/2025                425,490
A+        A1       1,000,000   International
                               Business Machines
                               Corp., 7.125% due
                               12/01/2096                912,730
BBB-      Baa3       500,000   Lockheed Martin
                               Corp., 7.25% due
                               5/15/2006                 498,905
BBB-      Baa2       600,000   Raytheon Co., 6.75%
                               due 3/15/2018             536,346
BBB       Baa2     1,500,000   Union Carbide
                               Corp., 6.25% due
                               6/15/2003               1,480,425
BBB       Baa2     1,000,000   Visteon Corp.,
                               8.25% due 8/01/2010       989,230
                                                    ------------
                                                       7,398,469
                                                    ------------
INDUSTRIAL -- OTHER (0.8%)
BBB-      Baa3       750,000   Delta Airlines,
                               10.375% due
                               2/01/2011                 808,867
BBB       Baa1       500,000   Norfolk Southern
                               Corporation, 7.70%
                               due 5/15/2017             487,215
BBB-      Baa3     1,000,000   Union Pacific
                               Corp., 9.625% due
                               12/15/2002              1,044,210
                                                    ------------
                                                       2,340,292
                                                    ------------
INDUSTRIAL -- SERVICES (2.6%)
BBB+      Baa1       500,000   Computer Associates
                               International,
                               Inc., 6.375% due
                               4/15/2005                 455,815
A         A2       1,000,000   Dayton Hudson
                               Corp., 10% due
                               1/01/2011               1,157,500
A-        A3       1,000,000   Hertz Corp., 7% due
                               1/15/2028                 844,670
BBB-      Baa3       200,000   J.C. Penney
                               Company, Inc.,
                               7.95% due 4/01/2017       106,320

                                   Continued

                       MASTER AGGREGATE BOND INDEX SERIES

                                  (UNAUDITED)

----------------------------------------------------------------
  S&P    MOODY'S     FACE       CORPORATE BONDS &
RATINGS  RATINGS    AMOUNT            NOTES            VALUE
----------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
INDUSTRIAL -- SERVICES (CONTINUED)
BBB-      Baa3    $1,000,000   News America Inc.,
                               7.25% due 5/18/2018  $    887,090
A-        A3         500,000   Sears Discover
                               Credit Corp., 9.14%
                               due 3/13/2012             554,975
A         A2       1,375,000   Tele-Communications
                               Inc., 8.25% due
                               1/15/2003               1,398,444
                               Time Warner Inc.:
BBB       Baa3     1,000,000   7.75% due 6/15/2005     1,019,190
BBB       Baa3       500,000   6.875% due
                               6/15/2018                 457,110
BBB+      Baa1     1,000,000   Viacom Inc., 7.75%
                               due 6/01/2005           1,020,380
                                                    ------------
                                                       7,901,494
                                                    ------------
UTILITIES -- COMMUNICATIONS (1.5%)
A         A1       1,000,000   AT&T Corporation,
                               6% due 3/15/2009          878,970
A+        Aa2      1,000,000   Bell Atlantic, PA,
                               6.00% due
                               12/01/2028                789,740
BBB+      Baa1     1,000,000   Qwest Capital
                               Funding, 7.90% due
                               8/15/2010(a)            1,015,188
AA-       Aa2        500,000   Southwestern Bell
                               Telecommunications,
                               6.625% due
                               7/15/2007                 518,080
A-        A3       1,250,000   WorldCom, Inc., 8%
                               due 5/15/2006           1,286,175
                                                    ------------
                                                       4,454,768
                                                    ------------
UTILITIES -- GAS & ELECTRIC (1.7%)
AA-       A1       1,470,000   Baltimore Gas &
                               Electric Co.,
                               8.375% due
                               8/15/2001               1,482,039
BBB+      Baa2       500,000   Commonwealth
                               Edison, Inc., 6.95%
                               due 7/15/2018             455,400
                               Dominion Resources Inc.:
BBB+      Baa1       500,000   7.625% due
                               7/15/2005                 504,960
BBB+      Baa1     1,000,000   8.125% due
                               6/15/2010               1,031,060
A         A3       1,000,000   Duke Capital Corp.,
                               7.50% due
                               10/01/2009              1,005,630
BBB+      A3         500,000   Houston Lighting
                               and Power, 8.75%
                               due 3/01/2022             520,610
                                                    ------------
                                                       4,999,699
                                                    ------------

----------------------------------------------------------------
  S&P    MOODY'S     FACE       CORPORATE BONDS &
RATINGS  RATINGS    AMOUNT            NOTES            VALUE
----------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
YANKEE -- CORPORATE (1.7%)
A-        A3      $  500,000   BHP Finance USA
                               Limited, 6.42% due
                               3/01/2026            $    491,725
A+        A2       1,000,000   Hydro-Quebec,
                               8.875% due
                               3/01/2026               1,145,140
BBB       Baa2     1,000,000   Korea Development
                               Bank, 6.625% due
                               11/21/2003                959,280
BBB       Baa2       500,000   Korea Telecom,
                               7.625% due
                               4/15/2007                 484,210
A         A2         500,000   Norsk Hydro A/S,
                               6.70% due 1/15/2018       456,100
A         A1       1,000,000   Santander Financial
                               Issuances Ltd.,
                               7.00% due 4/01/2006       976,960
A-        Baa1       500,000   Tyco International
                               Group SA, 6.88% due
                               1/15/2029                 435,960
A         A2         300,000   WMC Finance USA,
                               7.25% due
                               11/15/2013                280,581
                                                    ------------
                                                       5,229,956
                                                    ------------
TOTAL INVESTMENTS IN CORPORATE BONDS & NOTES
(cost $77,255,693)                                    77,255,693
                                                    ------------
SHORT-TERM SECURITIES (0.7%)
REPURCHASE AGREEMENTS*** (0.7%)
                   2,211,000   Morgan Stanley &
                               Company, purchased
                               on 10/31/2000 to
                               yield 6.54% to
                               11/01/2000              2,211,000
                                                    ------------
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(cost $2,211,000)                                      2,211,000
                                                    ------------
TOTAL INVESTMENTS -- 99.0%
(cost $302,272,427)                                  296,590,974
                                                    ------------
OTHER ASSETS LESS LIABILITIES -- 1.0%                  3,099,866
                                                    ------------
NET ASSETS -- 100.0%                                $299,690,840
                                                    ============

-------------------------------------------------------
  * Not Rated.

 ** Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

*** Repurchase Agreements are fully collateralized by US Government Agency
    Obligations.

 (a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

 (b) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Series.

 (1) Represents or includes a "to-be-announced" (TBA) transaction. The Series has committed to purchase securities for which all specific information is not available at this time.

                       MASTER AGGREGATE BOND INDEX SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         AS OF
                                                                                   OCTOBER 31, 2000
                                                                                   ----------------
ASSETS:
  Investments, at value (identified cost -- $302,272,427)                            $296,590,974
  Cash                                                                                        935
  Receivables:
     Interest                                                 $4,728,030
     Securities sold                                           2,315,797
     Contributions                                               415,922
     Paydowns                                                    302,216                7,761,965
                                                              ----------
  Deferred organization expenses                                                            3,823
  Prepaid expenses and other assets                                                        42,140
                                                                                     ------------
       Total Assets                                                                   304,399,837
                                                                                     ------------
LIABILITIES:
  Payables:
     Securities purchased                                      4,313,705
     Withdrawals                                                 224,642
     Investment adviser                                            2,442                4,540,789
                                                              ----------
  Accrued expenses and other liabilities                                                  168,208
                                                                                     ------------
       Total Liabilities                                                                4,708,997
                                                                                     ------------
NET ASSETS:
  Net assets                                                                         $299,690,840
                                                                                     ============
NET ASSETS CONSIST OF:
  Partners' capital                                                                  $305,372,293
  Unrealized appreciation on investments -- net                                       (5,681,453)
                                                                                     ------------
  Net assets                                                                         $299,690,840
                                                                                     ============

                         MASTER SMALL CAP INDEX SERIES

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999

                                   (AUDITED)

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (82.8%)
 1,063    1st Source Corporation               $     26,575
 2,768    +3Dfx Interactive, Inc.                    27,161
 1,584    +24/7 Media, Inc.                          89,100
 1,150    +99 Cents Only Stores                      43,988
 3,260    A. Schulman, Inc.                          53,179
 2,000    A.M. Castle & Company                      23,750
 2,122    A.O. Smith Corporation                     46,419
 3,674    AAR Corp.                                  65,902
 1,933    ABM Industries, Inc.                       39,385
 3,752    +ACTV, Inc.                               171,419
 2,735    +ADVO Systems, Inc.                        64,956
 6,682    AGCO Corporation                           89,789
 3,700    AGL Resources Inc.                         62,900
 5,200    +ALARIS Medical, Inc.                       9,750
 3,504    AMCOL International Corporation            56,502
 3,700    AMCORE Financial, Inc.                     88,800
 3,383    AMETEK, Inc.                               64,488
 6,700    +AMF Bowling, Inc.                         20,937
 1,750    +ANADIGICS, Inc.                           82,578
 3,137    +ANTEC Corporation                        114,500
 1,900    +ATMI, Inc.                                62,819
 1,511    +AVT Corporation                           71,017
 3,295    +AXENT Technologies, Inc.                  69,195
 2,659    Aaron Rents, Inc.                          47,197
 1,326    +Abgenix, Inc.                            175,695
   484    +About.com, Inc.                           43,439
 2,600    +Acceptance Insurance Companies
          Inc.                                       15,112
 1,736    Ace Limited                                28,972
 2,535    +Actel Corp.                               60,840
 1,735    +Action Performance Companies, Inc.        19,952
 3,159    +Activision, Inc.                          48,372
 3,036    +Actuate Corporation                      130,168
 2,600    +Acuson Corporation                        32,662
 2,002    +Adaptive Broadband Corporation           147,773
 2,262    +Adtran, Inc.                             116,352
 2,220    +Advance Paradigm, Inc.                    47,869
 2,454    +Advanced Digital Information
          Corporation                               119,326
 1,274    +Advanced Energy Industries, Inc.          62,744
 7,719    +Advanced Fibre Communications,
          Inc.                                      344,943
 3,222    +Advanced Radio Telecom Corp.              77,328
 2,839    Advanta Corp.                              51,812
 1,536    +Advent Software, Inc.                     98,976
 1,500    +Aerial Communications, Inc.               91,312
 2,455    +Aeroflex Incorporated                     25,471
 2,757    +Affiliated Managers Group, Inc.          111,486
 1,684    +Affymetrix, Inc.                         285,754
 3,026    +Aftermarket Technology Corp.              36,123
 1,393    +Agribrands International, Inc.            64,078
 3,778    Air Express International
          Corporation                               122,077
 5,158    Airborne Freight Corporation              113,476
 6,541    +Airgas, Inc.                              62,139

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 7,404    +AirTran Holdings, Inc.              $     33,549
 2,490    +Alaska Air Group, Inc.                    87,461
 2,042    +Albany International Corp. (Class
          A)                                         31,651
 2,358    Albemarle                                  45,244
 4,444    Alexander & Baldwin, Inc.                 101,379
 1,665    Alexandria Real Estate Equities,
          Inc.                                       52,968
 4,465    Alfa Corporation                           72,835
 2,038    +Algos Pharmaceutical Corporation          22,418
 2,609    +Alkermes, Inc.                           128,167
   720    +Allaire Corporation                      104,400
   378    +Alleghany Corporation                     70,119
 3,741    +Allen Telecom Inc.                        43,255
 2,100    Alliance Bancorp                           38,850
 1,014    +Alliant Techsystems Inc.                  63,185
 6,341    Allied Capital Corporation                116,120
 1,936    +Alpha Industries, Inc.                   109,868
 2,134    Alpharma, Inc. (Class A)                   65,620
 2,892    +Alterra Healthcare Corporation            24,040
   753    +Amdocs Limited                            25,978
 1,375    +Amerco                                    34,375
 2,749    +America Retirement Corporation            21,820
 4,286    +America West Holdings (Class B)           88,934
 2,769    +American Freightways Corporation          44,823
 2,357    +American Italian Pasta Company
          (Class A)                                  72,478
 4,562    +American Management Systems,
          Incorporated                              143,133
 1,581    American States Water Company              56,916
 1,923    +American Xtal Technology, Inc.            33,532
 6,707    +AmeriCredit Corp.                        124,079
 5,042    +AmeriSource Health Corporation
          (Class A)                                  76,575
 1,659    AmerUs Life Holdings, Inc. (Class
          A)                                         38,157
 3,194    +Ames Department Stores, Inc.              92,027
 9,182    +Amkor Technology, Inc.                   259,391
 2,255    Amli Residential Properties Trust          45,523
 1,806    +Amphenol Corp. (Class A)                 120,212
 2,843    Analysts International Corporation         35,537
 3,212    Anchor Bancorp, Inc.                       48,581
   912    +Anchor Gaming                             39,615
 2,916    +Ancor Communications, Incorporated       197,923
 8,657    +Andrew Corporation                       163,942
 3,053    +Anixter International Inc.                62,968
 2,275    +AnnTaylor Stores Corporation              78,345
 3,242    +AnswerThink Consulting Group, Inc.       111,038
 2,152    +Apex Inc.                                 69,402
 2,869    Applebee's International, Inc.             84,635
 2,650    Applied Industrial Technologies,
          Inc.                                       44,056
 4,125    Applied Power Inc. (Class A)              151,594
 1,144    +AppliedTheory Corporation                 31,746
 5,869    +Apria Healthcare Group Inc.              105,275
 3,471    AptarGroup, Inc.                           87,209

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                   (AUDITED)

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 1,542    Aquarion Company                     $     57,054
 5,455    +Arcadia Financial Ltd.                    24,207
 2,614    Arch Chemicals, Inc.                       54,731
 2,000    Arch Coal, Inc.                            22,625
 1,858    +Ardent Software, Inc.                     72,462
 1,700    Argonaut Group, Inc.                       33,787
 2,951    Arnold Industries, Inc.                    41,498
 1,174    Arrow International, Inc.                  34,046
 3,740    +Artesyn Technologies, Inc.                78,072
 1,764    Arthur J. Gallagher & Co.                 114,219
 2,415    Arvin Industries, Inc.                     68,526
 4,490    +Ascent Entertainment Group, Inc.          56,967
 5,361    +Aspect Communications Corporation        209,749
 2,616    +Aspect Development, Inc.                 179,196
 2,000    +Aspen Technology, Inc.                    52,875
 3,106    Associated Estates Realty
          Corporation                                24,266
 1,898    +Astec Industries, Inc.                    35,706
 1,473    +Asyst Technologies, Inc.                  96,574
 1,814    +Atlas Air, Inc.                           49,772
 3,641    Atmos Energy Corporation                   74,413
 1,302    +Atwood Oceanics, Inc.                     50,290
 3,782    Auspex Systems, Inc.                       38,765
 3,402    Avado Brands, Inc.                         14,352
 3,922    +Avant! Corporation                        58,830
 1,344    +Aviation Sales Company                    22,176
 2,599    +Avid Technology, Inc.                     33,949
 1,644    +Aviron                                    25,996
 2,768    +Avis Rent A Car, Inc.                     70,757
 4,948    Avista Corporation                         76,385
 1,947    +Aware, Inc.                               70,822
 5,400    +Aztar Corporation                         58,725
 3,871    BRE Properties, Inc.                       87,823
 2,590    BT Financial Corporation                   56,988
 3,256    Baldor Electric Company                    59,015
 2,012    Baldwin & Lyons, Inc. (Class B)            44,515
 2,750    +Bally Total Fitness Holding
          Corporation                                73,391
 5,745    BancorpSouth, Inc.                         93,715
 3,446    BancWest Corporation                       67,197
 1,429    Bandag, Incorporated                       35,725
 1,979    Bank of Granite Corp.                      42,548
 2,233    Bank United Corp. (Class A)                60,849
 8,246    BankAtlantic Bancorp, Inc. (Class
          B)                                         42,261
 2,841    Banknorth Group, Inc.                      75,997
 2,743    Banta Corporation                          61,889
 2,026    Barnes Group Inc.                          33,049
 3,131    +barnesandnoble.com inc.                   44,421
 1,400    +Barr Laboratories, Inc.                   43,925
 3,043    +Barrett Resources Corporation             89,578
 2,001    Bassett Furniture Industries,
          Incorporated                               31,141
 5,000    +Battle Mountain Gold Company              10,312
 2,472    Bay View Capital Corporation               35,071
 3,090    Bedford Property Investors, Inc.           52,723

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 2,459    Belden Inc.                          $     51,639
 1,961    +Bell & Howell Company                     62,384
 1,880    +Benchmark Electronics, Inc.               43,122
   800    +Beringer Wine Estates Holdings,
          Inc. (Class B)                             31,900
 1,500    Berkley (W.R.) Corporation                 31,312
 3,069    Berry Petroleum Company (Class A)          46,419
13,423    +Bethlehem Steel Corporation              112,418
10,054    +Beverly Enterprises, Inc.                 43,986
 2,523    +Beyond.com Corporation                    19,711
 5,194    +Billing Concepts Corp.                    33,761
 2,054    +BindView Development Corporation         102,058
 2,820    Bindley Western Industries, Inc.           42,476
 2,066    +Biomatrix, Inc.                           39,770
 1,400    +Bio-Rad Laboratories, Inc. (Class
          A)                                         32,725
 6,338    +Bio-Technology General Corp.              96,654
 2,056    +Black Box Corporation                    137,752
 2,175    Black Hills Corporation                    48,258
 1,524    Block Drug Company, Inc. (Class A)         46,863
 4,100    +Blount International, Inc.                65,344
 4,393    Bob Evans Farms, Inc.                      67,817
   472    +Boca Resorts, Inc. (Class A)               4,602
 5,392    +The Bombay Company, Inc.                  24,264
 8,356    +Borders Group, Inc.                      134,218
 4,089    Bowne & Co., Inc.                          55,201
 5,400    +Boyd Gaming Corporation                   31,387
 6,121    +The Boyds Collection, Ltd.                42,464
 2,812    Boykin Lodging Company                     30,756
 3,093    Bradley Real Estate, Inc.                  53,934
 4,162    Brandywine Realty Trust                    68,153
 1,352    +Brightpoint, Inc.                         17,745
 5,940    +BroadVision, Inc.                      1,010,171
 1,524    +Brooks Automation, Inc.                   49,625
 1,224    Brown & Brown                              46,894
 2,817    Brown Shoe Company, Inc.                   39,790
 2,608    Brush Wellman, Inc.                        43,847
 2,722    +Buckeye Technologies Inc.                 40,490
 5,207    +Buffets, Inc.                             52,070
 3,118    +Building One Services Corporation         29,426
 2,715    Burlington Coat Factory Warehouse
          Corporation                                37,671
 6,806    +Burlington Industries, Inc.               27,224
 4,766    Burnham Pacific Properties, Inc.           44,681
 4,140    +Burr-Brown Corp.                         149,557
 4,234    +C-Cube Microsystems Inc.                 263,566
 1,603    C&D Technologies, Inc.                     68,127
 2,477    +CB Richard Ellis Services Inc.            30,653
 2,333    CBL & Associates Properties, Inc.          48,118
 6,003    CBRL Group, Inc.                           58,248
 3,487    +CCC Information Services Group
          Inc.                                       59,715
 1,546    +CDI Corp.                                 37,297
 2,089    +CDnow, Inc.                               20,629

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                   (AUDITED)

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 3,088    +CEC Entertainment Inc.              $     87,622
 1,715    CFS Bancorp, Inc.                          15,971
 2,193    CFW Communications Company                 76,207
 1,300    CH Energy Group, Inc.                      42,900
 4,608    C.H. Robinson Worldwide, Inc.             183,168
 4,925    +CIBER, Inc.                              135,437
   789    +CIRCOR International, Inc.                 8,137
 5,656    CKE Restaurants, Inc.                      33,229
 3,348    CLARCOR Inc.                               60,264
 3,023    CMP Group Inc.                             83,321
 2,062    +CONMED Corporation                        53,354
 4,090    +COR Therapeutics, Inc.                   109,919
 2,073    +CORT Business Services Corporation        36,148
 1,568    CPI Corp.                                  35,378
 2,407    +CSK Auto Corporation                      42,122
 1,300    +CSS Industries, Inc.                      27,787
 1,260    CT Communications, Inc.                    70,560
 2,934    CTS Corporation                           221,150
 2,300    +CUNO Incorporated                         47,617
 1,855    CVB Financial Corp.                        42,897
 3,116    +Cable Design Technology                   71,668
 4,531    Cabot Industrial Trust                     83,257
 2,968    Cabot Oil & Gas Corporation (Class
          A)                                         47,673
 4,976    +Cadiz Inc.                                47,272
 5,322    Calgon Carbon Corporation                  31,599
 1,858    California Water Service Group             56,321
 8,073    Callaway Golf Company                     142,791
 2,606    Cambrex Corporation                        89,744
 5,522    +Cambridge Technology Partners,
          Inc.                                      144,952
 3,600    Camden Property Trust                      98,550
 1,473    +Canadaigu Brands, Inc. (Class A)          75,123
 7,145    Capitol Federal Financial                  69,664
 3,741    +CapRock Communications Corp.             121,349
 4,900    Capstead Mortgage Corporation              20,519
 2,570    Caraustar Industries, Inc.                 61,680
 1,378    +Career Education Corporation              52,881
 7,570    +Caremark Rx, Inc.                         38,323
 1,700    +Carmike Cinemas, Inc. (Class A)           13,281
 2,952    Carolina First Corporation                 53,874
 2,210    Carpenter Technology Corporation           60,637
 1,113    +Carrier Access Corporation                74,919
 2,510    Carter-Wallace, Inc.                       45,023
 5,989    Casey's General Stores, Inc.               62,510
 3,867    Cash America International, Inc            37,703
 3,000    +Castle & Cooke, Inc                       38,062
 6,184    +Catalytica, Inc                           83,870
   710    Cathay Bancorp, Inc                        29,110
 2,653    The Cato Corporation (Class A)             33,494
 2,813    +Celera Genomics                          419,137
 2,299    +Celgene Corporation                      160,930
 5,763    +CellNet Data Systems, Inc.                 6,483
 3,178    +Centennial Bancorp                        34,163

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 3,780    Center Trust, Inc.                   $     36,619
 2,263    CenterPoint Properties Corporation         81,185
 6,643    +Century Business Services, Inc.           56,050
 3,318    +Cephalon, Inc.                           114,678
 3,124    +Cerner Corporation                        61,504
 4,517    +Champion Enterprises, Inc.                38,677
 1,462    +Championship Auto Racing Teams,
          Inc.                                       33,626
 2,114    Charles E. Smith Residential
          Realty, Inc.                               74,783
12,362    +Charming Shoppes, Inc.                    81,898
 4,036    Charter Municipal Mortgage
          Acceptance Company                         47,423
 2,254    Chateau Communities, Inc.                  58,463
 1,320    +Chattem, Inc.                             25,080
 3,956    +Checkpoint Systems, Inc.                  40,302
 2,165    +The Cheesecake Factory
          Incorporated                               75,775
 1,707    Chelsea GCA Realty, Inc.                   50,783
 1,641    Chemed Corporation                         46,974
 2,432    ChemFirst Inc.                             53,200
 1,832    Chemical Financial Corporation             58,395
 2,024    Chesapeake Corporation                     61,732
 1,282    Chicago Title Corporation                  59,293
 2,131    +The Children's Place Retail
          Stores, Inc.                               35,028
 4,910    Chiquita Brands International, Inc.        23,322
 1,739    +ChiRex Inc.                               25,433
 2,521    Chittenden Corporation                     74,685
 6,162    +Choice Hotels International, Inc.        105,524
 3,130    +ChoicePoint Inc.                         129,504
 3,798    Church & Dwight Co., Inc.                 101,359
 1,300    Churchill Downs Incorporated               29,331
 1,653    Circle International Group, Inc.           36,779
 6,959    +Cirrus Logic, Inc.                        92,642
 2,189    +Citadel Communications Corporation       142,011
 4,441    Citizens Banking Corporation               99,367
 2,179    City Holding Company                       30,506
 2,388    +Clarify Inc.                             300,888
 2,445    Cleco Corporation                          78,393
 1,540    Cleveland-Cliffs Inc.                      47,932
 2,499    Coachmen Industries, Inc.                  37,797
 3,749    +Cognex Corporation                       146,211
 3,036    +Coherent, Inc.                            81,213
 2,600    Cohu, Inc.                                 80,600
 2,034    +Coinstar, Inc.                            28,476
 1,200    +Coldwater Creek Inc.                      24,600
 8,119    Collins & Aikman Corporation               46,684
 2,900    Colonial Properties Trust                  67,244
 3,716    +Columbia Laboratories, Inc.               27,870
 2,229    +Com21, Inc.                               50,013
 2,512    Commerce Bancorp, Inc.                    101,579
 2,255    The Commerce Group, Inc.                   58,912
 2,092    Commercial Metals Company                  70,997
 3,941    Commercial Net Lease Realty                39,164
 2,500    +CommNet Cellular Inc.                     80,312

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                   (AUDITED)

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 2,648    Commonwealth Bancorp, Inc.           $     44,023
 1,268    +Commonwealth Telephone
          Enterprises, Inc.                          67,045
 5,003    +CommScope, Inc.                          201,683
 4,626    Community First Bankshares, Inc.           72,859
   827    Community Trust Bancorp, Inc.              16,540
 2,870    +Complete Business Solutions, Inc.         72,109
10,461    +CompUSA Inc.                              53,613
 2,923    +Computer Network Technology
          Corporation                                67,046
 2,136    Computer Task Group, Incorporated          31,639
 4,524    +Concentric Network Corporation           139,396
 1,632    +Concord Communications, Inc.              72,420
 1,759    +Concur Technologies, Inc.                 51,011
 6,579    +Concurrent Computer Corporation          122,945
 1,395    Connecticut Energy Corporation             54,231
 2,484    Conning Corporation                        20,493
 3,400    +Consolidated Freightways
          Corporation                                26,987
 1,543    +Consolidated Graphics, Inc.               23,049
 3,636    +Consolidated Products, Inc.               36,809
 1,586    Cooper Companies, Inc.                     47,778
 2,328    +Copart, Inc.                             101,268
 2,262    +Corixa Corporation                        38,454
 3,914    Corn Products International, Inc.         128,183
 5,015    Cornerstone Realty Income Trust,
          Inc.                                       48,896
 1,137    +The Corporate Executive Board
          Company                                    63,530
 2,542    +Cost Plus, Inc.                           90,559
 2,088    +Coulter Pharmaceutical, Inc.              47,371
 2,647    Cousins Properties, Inc.                   89,833
 4,122    Crawford & Company (Class B)               56,162
 2,384    +Credence Systems Corporation             206,216
 2,746    +Cree, Inc.                               234,440
 5,416    Cross Timbers Oil Company                  49,082
 6,084    Crown American Realty Trust                33,462
 2,254    +Cumulus Media Inc. (Class A)             114,390
 1,467    +Cybex Computer Products
          Corporation                                59,413
 3,075    +Cymer, Inc.                              141,450
10,961    +Cypress Semiconductor Corporation        354,862
 4,445    +Cytec Industries Inc.                    102,791
 2,105    +Cytyc Corporation                        128,537
 5,055    D.R. Horton, Inc.                          69,822
 3,182    +The DII Group, Inc.                      225,823
 1,406    +DSP Group, Inc.                          130,758
 1,386    Dain Rauscher Corporation                  64,449
 2,860    Dallas Semiconductor Corporation          184,291
 6,119    +Dal-Tile International Inc.               61,955
 4,165    +Data Broadcasting Corporation             34,361
 1,512    +Data Transmission Network
          Corporation                                26,082
 2,020    Datascope Corp.                            80,800
 2,363    +Datastream Systems, Inc.                  58,041
 1,855    +Dave & Buster's, Inc.                     15,188

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 5,754    +Del Monte Foods Company             $     70,846
 3,856    +Delco Remy International, Inc.            31,812
 1,578    +Delphi Financial Group, Inc.
          (Class A)                                  47,340
 4,075    Delta and Pine Land Company                70,803
 1,804    Deltic Timber Corporation                  39,462
 3,267    +Dendrite International, Inc.             110,670
 2,077    +Department 56, Inc.                       46,992
 5,863    Developers Diversified Realty
          Corporation                                75,486
 2,256    The Dexter Corporation                     89,676
 7,157    +Digital Microwave Corporation            167,742
 1,828    +Digital River, Inc.                       60,895
 2,300    Dime Community Bancshares                  42,550
 2,452    +Dionex Corporation                       100,992
 1,916    +Documentum, Inc.                         114,720
 2,938    +Dollar Thrifty Automotive Group,
          Inc.                                       70,328
 4,107    Donaldson Company, Inc.                    98,825
 3,660    Doral Financial Corporation                45,064
     1    +DoubleClick Inc.                             152
 1,995    Downey Financial Corp.                     40,274
 2,620    +The Dress Barn, Inc.                      43,557
 2,450    Dreyer's Grand Ice Cream, Inc.             41,650
 2,131    +Duane Read Inc.                           58,736
   669    Duff & Phelps Credit Rating Co.            59,499
 1,974    +Dura Automotive Systems, Inc.             34,422
 4,837    +Dura Pharmaceuticals, Inc.                67,416
 2,801    +Duramed Pharmaceuticals, Inc.             19,957
 2,858    +Dycom Industries, Inc.                   125,931
 1,375    E.W. Blanch Holdings, Inc.                 84,219
 1,983    +Eagle USA Airfreight, Inc.                85,517
 4,524    The Earthgrains Company                    72,949
   830    +EarthWeb Inc.                             41,759
 2,100    Eastern Enterprises                       120,619
 1,656    Eastern Utilities Associates               50,197
 2,679    EastGroup Properties, Inc.                 49,561
 3,249    Eaton Vance Corp.                         123,462
 3,989    +Eclipsys Corporation                     102,218
 2,495    +Education Management Corporation          34,930
 7,887    +El Paso Electric Company                  77,391
 2,569    Elcor Corporation                          77,391
 1,557    +Electro Scientific Industries,
          Inc.                                      113,661
 2,571    +Electroglas, Inc.                         65,239
 1,791    +Emmis Communications Corporation
          (Class A)                                 223,231
 2,010    Empire District Electric Company           45,476
 3,618    +Emulex Corporation                       407,025
 3,390    Energen Corporation                        61,232
 2,328    Enesco Group Inc.                          25,753
 2,524    Enhance Financial Services Group
          Inc.                                       41,015
 2,287    +Entercom Communications Corp.            150,942
 1,633    +EntreMed, Inc.                            41,846
 1,828    +Entrust Technologies Inc.                109,566

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                   (AUDITED)

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 2,738    +Enzo Biochem, Inc.                  $    123,381
 4,081    +Enzon, Inc.                              177,013
 3,600    +Epicor Software Corporation               18,225
 3,052    Equitable Resources, Inc.                 101,860
 5,304    Equity Inns Inc.                           35,802
 1,808    Essex Property Trust, Inc.                 61,472
 2,895    +Esterline Technologies Corporation        33,473
 2,275    +Etec Systems, Inc.                       102,091
 4,387    Ethan Allen Interiors Inc.                140,658
 1,100    E'Town Corporation                         68,475
 2,591    Exide Corporation                          21,538
 8,137    +Extended Stay America, Inc.               62,045
   442    F&M Bancorp                                 8,950
 2,678    F&M National Corporation                   73,812
 1,653    F.N.B. Corporation                         36,469
 1,646    +F.Y.I. Incorporated                       55,964
 1,535    FBL Financial Group, Inc. (Class A)        30,700
 1,530    +FPIC Insurance Group, Inc.                25,532
 3,498    +FSI International, Inc.                   40,227
 1,209    FactSet Research Systems Inc.              96,267
 1,648    Fair, Isaac and Company,
          Incorporated                               87,344
 4,972    +Fairfield Communities, Inc.               53,449
 1,677    +Family Golf Centers, Inc.                  2,358
 1,382    Farmers Capital Bank Corporation           41,633
 3,852    Federal Realty Investment Trust            72,466
 4,542    Federal Signal Corporation                 72,956
 3,526    Ferro Corporation                          77,572
 2,675    Fidelity National Financial, Inc.          38,453
 3,921    +FileNET Corporation                       99,985
 5,630    The First American Financial
          Corporation                                70,023
 2,310    First Charter Corporation                  34,361
   800    First Citizens BancShares, Inc.
          (Class A)                                  55,800
 1,457    First Commerce BancShares, Inc.
          (Class B)                                  28,685
 7,046    First Commonwealth Financial
          Corporation                                84,552
 3,605    First Financial Bancorp                    77,057
 1,605    First Financial Bankshares, Inc.           49,354
 5,245    +First Health Group Corp.                 140,959
 3,048    First Industrial Realty Trust, Inc.        83,629
 2,020    First Merchants Corporation                53,025
 3,496    First Midwest Bancorp, Inc.                92,644
 1,443    +First Republic Bank                       33,910
 5,876    First Sentinel Bancorp Inc.                45,906
 2,158    +First Sierra Financial, Inc.              36,956
 2,956    First United Bancshares, Inc.              39,536
 2,265    First Washington Bancorp, Inc.             33,409
 2,317    Firstbank Corp.                            48,078
 2,909    +FirstFed Financial Corp.                  40,908
 2,900    +Fisher Scientific International
          Inc.                                      104,762
 1,461    +FlashNet Communications, Inc.              9,040

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 3,043    Fleetwood Enterprises, Inc.          $     62,762
 4,374    Fleming Companies, Inc.                    44,833
 3,166    Florida East Coast Industries, Inc.       132,180
 1,965    Florida Rock Industries, Inc.              67,670
 3,869    Flowserve Corporation                      65,773
 2,499    +Footstar, Inc.                            76,219
 2,003    Foremost Corporation of America            56,835
   900    Forest City Enterprises, Inc.
          (Class A)                                  25,200
 4,009    +Forest Oil Corporation                    52,869
 1,707    +Fossil, Inc.                              39,474
 4,129    Foster Wheeler Corporation                 36,645
 3,230    +Franklin Covey Co.                        24,225
   669    Franklin Electric Co., Inc.                46,955
 2,355    Freedom Securities Corporation             26,494
 3,286    +Friedman, Billings, Ramsey Group,
          Inc. (Class A)                             25,877
 2,954    +Fritz Companies, Inc.                     31,017
 1,984    Frontier Financial Corporation             39,680
 3,392    Frontier Insurance Group, Inc.             11,660
 5,266    +Furniture Brands International,
          Inc.                                      115,852
 2,036    G & K Services, Inc. (Class A)             65,915
 2,001    GBC Bancorp                                38,644
   900    +GC Companies, Inc.                        23,287
 3,894    +GTECH Holdings Corporation                85,668
 2,531    Gables Residential Trust                   60,744
 7,089    +Gaylord Container Corporation
          (Class A)                                  48,294
 1,872    Gaylord Entertainment Company              56,043
 1,960    +Geltex Pharmaceuticals, Inc.              25,112
 3,387    GenCorp Inc.                               33,447
 3,522    General Cable Corporation                  26,635
   401    General Electric Company                   62,055
 3,404    +Genesco Inc.                              44,252
 3,262    +GenRad, Inc.                              52,600
 2,663    Gentek, Inc.                               27,795
 2,166    The Geon Company                           70,395
 3,382    Georgia Gulf Corporation                  102,940
 2,509    Gerber Scientific, Inc.                    55,041
 2,914    +Getty Images, Inc.                       142,422
 4,868    +Gilead Sciences, Inc.                    263,481
 2,100    +Glenayre Technologies, Inc.               23,756
 3,250    Glenborough Realty Trust
          Incorporated                               43,469
 3,148    Glimcher Realty Trust                      40,530
 3,900    +Global Industrial Technologies,
          Inc.                                       50,212
 6,209    +Global Industries, Ltd.                   53,553
 2,167    +Go2Net, Inc.                             188,529
 1,761    Golf Trust of America, Inc.                29,827
 1,629    Graco Inc.                                 58,440
 3,988    +The Grand Union Company                   40,378
 1,904    Granite Construction Incorporated          35,105
 2,550    Gray Communications Systems, Inc.          45,103
 1,755    The Great Atlantic & Pacific Tea
          Company, Inc.                              48,921

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                   (AUDITED)

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 3,202    Great Lakes REIT, Inc.               $     46,029
 1,225    +Great Plains Software, Inc.               91,569
 1,795    Greater Bay Bancorp                        76,961
 2,428    +Greif Bros. Corporation (Class A)         72,233
 4,762    +Griffon Corporation                       37,203
 2,216    +Group 1 Automotive, Inc.                  30,885
 3,919    +Group Maintenance America Corp.           41,884
 2,681    +Guilford Pharmaceuticals Inc.             45,577
 2,798    +Guitar Center, Inc.                       28,155
 3,835    +The Gymboree Corporation                  21,572
 1,355    H.B. Fuller Company                        75,795
 3,800    +HA-LO Industries, Inc.                    28,500
 2,707    +HNC Software Inc.                        286,265
 3,033    +HS Resources, Inc.                        52,319
 3,056    HSB Group, Inc.                           103,331
 1,555    +Hadco Corporation                         79,305
 3,180    +Haemonetics Corporation                   75,724
 1,842    +The Hain Food Group, Inc.                 41,215
 1,202    Hancock Holding Company                    46,577
 4,804    +Handleman Company                         64,253
 2,768    +Hanger Orthopedic Group, Inc.             27,680
 3,168    +Hanover Compressor Company               119,592
 4,598    +Harbinger Corporation                    146,274
   454    Harleysville National Corporation          14,755
 1,863    Harman International Industries,
          Incorporated                              104,561
 2,846    +Harmonic Inc.                            270,192
 3,606    Harsco Corporation                        114,490
 2,693    Haverty Furniture Companies, Inc.          33,999
 2,671    Hawaiian Electric Industries, Inc.         77,125
 1,990    +Hayes Lemmerz International, Inc.         34,701
 5,123    Health Care Property Investors,
          Inc.                                      122,312
 3,130    Health Care REIT, Inc.                     47,341
 4,024    Healthcare Realty Trust, Inc.              62,875
   995    +Healtheon Corporation                     37,312
 2,065    +Heidrick & Struggles
          International, Inc.                        87,246
 2,707    Helix Technology Corporation              121,307
 4,542    Helmerich & Payne, Inc.                    99,072
 3,792    +Hemispherx Biopharma, Inc.                37,683
 2,613    +Henry Schein, Inc.                        34,786
 2,558    +Hexcel Corporation                        14,229
   688    +hi/fn, inc.                               26,617
 2,082    Hilb, Rogal and Hamilton Company           58,816
 3,723    +Hollywood Entertainment
          Corporation                                53,983
 2,879    +Hollywood Park, Inc.                      64,598
 2,208    Home Properties of New York, Inc.          60,582
 3,446    Hooper Holmes, Inc.                        88,734
 3,916    Horace Mann Educators Corporation          76,851
 4,290    Hospitality Properties Trust               81,778
 3,582    Hudson United Bancorp                      91,565
 2,229    Hughes Supply, Inc.                        48,063
 2,443    +Human Genome Sciences, Inc.              372,863

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 5,316    Hussmann International, Inc.         $     80,072
 2,798    +Hutchinson Technology Incorporated        59,457
 3,479    +Hyperion Solutions Corporation           151,336
 5,291    +ICG Communications, Inc.                  98,876
 2,966    IDAcorp Inc.                               79,526
 4,390    +IDEC Pharmaceuticals Corporation         431,317
 2,995    IDEX Corporation                           90,973
 4,262    +IDEXX Laboratories, Inc.                  68,725
 2,329    +IDT Corporation                           43,960
 1,658    +IDX Systems Corporation                   51,813
 1,344    +IGEN International, Inc.                  39,984
 2,670    +IHOP Corp.                                44,556
 2,643    IMCO Recycling Inc.                        33,368
   994    +IPC Communications, Inc.                  70,574
 6,421    IRT Property Company                       50,164
 2,661    +ISS Group, Inc.                          189,264
 3,271    +The IT Group, Inc.                        30,052
 4,719    +ITCP DeltaCom, Inc.                      130,362
 1,893    +ITT Educational Services, Inc.            29,223
 2,877    +IVEX Packaging Corporation                28,770
 3,624    +Identix Incorporated                      32,843
 4,406    +Imation Corp.                            147,876
 2,862    +Imclone Systems                          113,407
 3,845    +Imperial Bancorp                          92,761
 5,097    Imperial Credit Commercial Mortgage
          Investment Corp.                           57,978
 3,755    +Imperial Credit Industries, Inc.          23,469
 2,912    +In Focus Systems, Inc.                    67,522
 4,900    +InaCom Corp.                              35,831
 2,738    +Incyte Pharmaceuticals, Inc.             164,280
 7,306    Independence Community Bank Corp.          91,325
 3,100    Independent Bank Corp.                     38,750
 2,550    Indiana Energy, Inc.                       45,263
 7,964    IndyMac Mortgage Holdings, Inc.           101,541
 3,208    +InfoCure Corporation                     100,050
   979    +Informatica Corporation                  104,141
 4,393    +Information Resources, Inc.               40,635
14,900    +Informix Corporation                     169,488
 3,973    +infoUSA Inc.                              55,374
 1,883    +Inhale Therapeutic Systems                80,145
 5,180    Innkeepers USA Trust                       42,411
 2,514    Insight Enterprises, Inc.                 102,131
 2,950    +Insignia Financial Group, Inc.            25,628
 3,500    +Insituform Technologies, Inc.
          (Class A)                                  98,875
 8,785    +Integrated Device Technology, Inc.       254,765
 3,396    +Integrated Electrical Services,
          Inc.                                       34,172
 3,900    +Integrated Health Services, Inc.             351
 2,745    +Integrated Systems                        92,129
 2,000    +InterDigital Communications
          Corporation                               150,000
 5,509    +Intergraph Corp.                          25,823
 6,512    +Interim Services                         161,172
 5,114    +Intermedia Communications Inc.           198,487

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                   (AUDITED)

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 1,381    International Bancshares
          Corporation                          $     61,109
 2,592    +International Home Foods, Inc.            45,036
 2,465    International Multifoods                   32,661
 5,690    +International Rectifier Corp.            147,940
 2,441    Inter-Tel Inc.                             61,025
 3,722    +InterVoice, Inc.                          86,537
 1,119    +InterVu Inc.                             117,495
 2,153    Interwest Bancorp Inc.                     41,445
 2,901    Invacare Corp.                             58,201
 1,815    Investors Financial Services               83,490
 5,400    +Iomega Corporation                        18,225
 1,959    +Ionics, Inc.                              55,097
 2,811    +Iron Mountain Incorporated               110,507
 3,961    +Isis Pharmaceuticals                      24,756
 1,381    +iTurf Inc. (Class A)                      17,176
 1,589    +iVillage Inc.                             32,177
 2,687    J.B. Hunt Transport Services, Inc.         37,198
 2,862    The J. M. Smucker Company (Class A)        55,809
 3,210    +JDA Software Group, Inc.                  52,564
 3,656    JDN Realty Corporation                     58,953
 5,109    JLG Industries, Inc.                       81,425
   933    JSB Financial, Inc.                        48,399
 1,710    Jack Henry & Associates, Inc.              91,806
 4,657    +Jack in the Box Inc.                      96,342
 2,517    +Jacobs Engineering Group Inc.             81,803
 2,485    Jefferies Group, Inc.                      54,670
 2,528    +Jo-Ann Stores Inc.                        28,440
 4,080    John H. Harland Company                    74,715
 1,241    The John Nuveen Company (Class A)          44,754
 1,181    +Jones Lang Lasalle Inc.                   14,024
 3,963    Jones Pharmaceuticals, Inc.               171,895
 4,251    Jostens, Inc.                             103,352
 5,138    +Journal Register Co.                      79,318
 2,520    +Just for Feet, Inc.                        1,575
 4,080    Kaman Corp. (Class A)                      52,530
 4,538    Kaufman and Broad Home Corporation        109,763
 3,320    Kaydon Corp.                               89,018
 3,253    Kellwood Co.                               63,230
 2,021    Kelly's Services, Inc. (Class A)           50,778
 4,039    +Kemet Corp.                              182,007
 2,814    Kennametal Inc.                            94,621
 3,181    +Kent Electronics Corporation              72,368
 6,492    +Key Energy Services, Inc.                 33,677
 3,097    Kilroy Realty Corporation                  68,134
 4,385    Kimball International (Class B)            72,353
 2,511    +King Pharmaceuticals, Inc.               140,773
 2,582    +Kirby Corporation                         52,931
 3,351    Koger Equity, Inc.                         56,548
 3,000    +Komag, Incorporated                        9,375
 3,052    +Kopin Corporation                        128,184
 2,992    +Korn/Ferry International                 108,834
 1,573    +Kronos, Inc.                              94,380

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 2,581    +Kulicke and Soffa Industries        $    109,854
 1,995    +Kv Pharmaceutical Co. (Class B)           42,768
 1,479    The L.S. Starrett Company (Class A)        33,185
 4,111    +LAM Research Corp.                       458,633
 3,143    LNR Property Corp.                         62,467
 4,666    LTC Properties                             39,369
10,989    The LTV Corporation                        45,330
 4,357    +LTX Corporation                           97,488
 5,766    La-Z-Boy Inc.                              96,941
 4,508    +Labor Ready, Inc.                         54,660
 2,464    Laclede Gas Company                        53,284
 3,045    Lance, Inc.                                30,450
 1,629    LandAmerica Financial Group, Inc.          29,933
 1,529    Landauer, Inc.                             33,447
 3,699    +Landry's Seafood Restaurants              32,135
 1,565    +Land's End, Inc.                          54,384
 1,507    +Landstar System, Inc.                     64,518
 2,974    +Laser Vision Centers, Inc.                31,413
 1,738    +Lason, Inc.                               19,118
 4,612    +Lattice Semiconductor Corporation        217,341
 2,585    +Leap Wireless International, Inc.        202,923
 4,440    Lee Enterprises, Incorporated             141,803
 4,484    Lennar Corporation                         72,865
 3,668    Leucadia National Corporation              84,823
 4,429    Lexington Corporate Properties
          Trust                                      40,691
 1,727    Libbey, Inc.                               49,651
 1,610    The Liberty Corporation                    67,922
 1,038    Liberty Financial Companies, Inc.          23,809
 3,970    +LifePoint Hospitals, Inc.                 46,896
 5,494    +Ligand Pharmaceuticals
          Incorporated (Class B)                     70,735
 3,497    Lilly Industries, Inc. (Class A)           46,991
 3,505    Lincoln Electric Holdings, Inc.            72,072
 2,332    Lindsay Manufacturing Co.                  42,559
 4,373    +The Liposome Company, Inc.                53,364
 2,518    +Littelfuse Inc.                           61,101
 4,272    +Local Financial Corp.                     44,055
 4,505    +Lone Star Steakhouse & Saloon,
          Inc.                                       40,193
 3,260    +Lone Star Technology                      90,873
 5,534    Longview Fibre Company                     78,860
 2,173    +Louis Dreyfus Natural Gas Corp.           39,386
 3,089    Luby's Cafeterias Inc.                     35,137
 2,591    +Lydall, Inc.                              17,165
 4,963    M.A. Hanna Company                         54,283
 2,390    MAF Bancorp, Inc.                          50,041
 2,999    +MAPICS INC.                               37,862
 1,416    +MAXIMUS, Inc.                             48,056
 2,600    MDC Holdings, Inc.                         40,788
 4,533    MDU Resources Group                        90,660
 3,816    +MEMC Electronic Materials, Inc.           46,746
 2,103    +MGC Communications, Inc.                 106,727
 3,754    MGI Properties, Inc.                       19,709

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                   (AUDITED)

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 1,394    +MIPS Technologies, Inc. (Class A)   $     72,488
 3,409    +MMC Networks, Inc.                       117,184
 2,796    MMI Companies, Inc.                        24,116
 4,493    The MONY Group Inc.                       131,139
 2,914    +MRV Communications, Inc.                 183,218
 3,307    +MSC Industrial Direct Co., Inc.
          (Class A)                                  43,818
 3,358    +MTI Technology Corporation               123,826
 1,718    MacDermid, Inc.                            70,545
 3,300    Macerich Company                           68,681
 1,712    +Macrovision Corporation                  125,832
 2,423    Madison Gas & Electric Co.                 48,763
 3,812    +Magnetek, Inc.                            29,305
 4,195    +Mail-Well, Inc.                           56,633
 2,989    The Manitowoc Co., Inc.                   101,626
 2,900    Manu Home Communications                   70,506
 2,627    +Manugistics Group, Inc.                   84,885
 3,801    Marcus Corporation                         51,076
 5,861    +Marine Drilling Co., Inc.                131,506
 4,873    Mark IV                                    86,191
   340    +Markel Corporation                        52,700
 3,956    MascoTech, Inc.                            50,192
 2,287    +MasTec, Inc.                             101,772
 3,958    +Mastech Corp.                             97,961
 2,188    Mathews International Corp. (Class
          A)                                         60,170
 4,841    +Maxtor Corporation                        35,097
 2,976    +Medical Assurance, Inc.                   63,054
 3,186    +Medicis Pharmaceutical (Class A)         135,604
 3,903    +MedQuist Inc.                            100,746
 4,132    Medtris Companies Inc.                    147,461
 1,603    +MemberWorks Incorporated                  53,099
 3,129    +The Men's Warehouse, Inc.                 91,914
 2,300    +Mentor Corporation                        59,369
 7,750    Mentor Graphics Corporation               102,203
 3,236    Merchants New York Bancorp, Inc.           55,417
 4,034    +Mercury Interactive Corp.                435,420
 5,473    Meristar Hospitality Corp.                 87,568
 3,256    +MessageMedia, Inc.                        45,788
 3,723    +Metamor Worldwide, Inc.                  108,432
 3,986    Methode Electronics                       128,050
 1,000    +Metricom, Inc.                            78,625
 6,688    +Metromedia International Group,
          Inc.                                       31,768
 4,035    +Mettler-Toledo International             154,087
 1,818    Michael Foods, Inc.                        44,768
 2,867    +Michaels Stores, Inc.                     81,710
 3,016    +Micrel, Inc.                             171,724
 4,192    +Micro Warehouse, Inc.                     77,552
 1,248    +Micromuse, Inc.                          212,160
 4,210    +Micron Electronics, Inc.                  46,836
 2,000    +Micros Systems, Inc.                     148,000
 4,192    +MicroStrategy Incorporated               880,320
 5,747    +Mid Atlantic Medical Services,
          Inc.                                       47,772

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 2,240    Mid-America Apartment Communities,
          Inc.                                 $     50,680
 2,585    Midas Group, Inc.                          56,547
 1,553    Mid-State Bancshares                       49,502
 3,567    +Midway Games Inc.                         85,385
 1,731    +Midwest Express Holdings                  55,176
 3,648    Milacron Inc.                              56,088
 3,874    +Millennium Pharmaceuticals, Inc.         472,628
 2,400    Mills Corp.                                42,900
 1,913    Minerals Technologies, Inc.                76,640
 4,017    Mississippi Chemical                       24,855
 2,897    Mitchell Energy & Development Corp.
          (Class A)                                  63,915
 2,564    Modine Manufacturing Co.                   64,100
 1,420    +Molecular Devices Corporation             73,840
 2,266    +Monaco Coach Corporation                  57,925
   316    +Moog Inc. (Class A)                        8,532
 3,309    Morgan Keenan, Inc.                        55,633
 1,740    +Mpath Interactive, Inc.                   46,328
 3,806    +Mueller Industries, Inc.                 137,968
 1,522    +Multex.com Inc.                           57,265
 3,835    +Musicland Stores Corporation              32,358
 2,061    Myers Industries, Inc.                     32,461
   778    NACCO Industries, Inc. (Class A)           43,228
 1,022    +NBC Internet, Inc. (Class A)              78,950
 6,301    +NBTY Inc.                                 72,855
 2,420    +NCI Building Systems, Inc.                44,770
 1,207    +NCO Group, Inc.                           36,361
 2,740    +NFO Worldwide, Inc.                       61,308
 2,815    NL Industries, Inc.                        42,401
   799    NSTAR                                      32,360
 1,978    NUI Corporation                            52,170
 1,889    +NVIDIA Corporation                        88,665
 1,275    +NVR, Inc.                                 60,881
     1    +Nabors Industries, Inc.                       26
 1,186    National Bancorp of Alaska, Inc.           33,282
 1,229    National City Bancshares, Inc.             30,879
 3,502    National Computer Systems, Inc.           131,763
 1,312    +National Discount Brokers Group,
          Inc.                                       34,604
 3,567    +National Equipment Services, Inc.         22,294
 2,797    National Health Investors, Inc.            41,605
 2,807    +National Instruments Corporation         107,368
 2,592    National Penn Bancshares, Inc.             65,124
 1,501    +National RV Holding, Inc.                 28,894
 3,721    National Steel Corp.                       27,675
 5,169    +National-Oilwell, Inc.                    81,089
 5,075    Nationwide Health Properties, Inc.         69,781
 2,717    Natures Sunshine Products, Inc.            21,736
 4,069    +Nautica Enterprises, Inc.                 46,031
 4,061    +Navigant Consulting, Inc.                 44,163
 2,450    +Net.B@nk, Inc.                            45,784
 3,086    +Network Equipment Technologies,
          Inc.                                       36,453

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                   (AUDITED)

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 1,000    +Network Peripherals Inc.            $     47,250
 2,100    New England Business Services, Inc.        51,319
 1,411    New Jersey Resources Corporation           55,117
 3,862    +Newfield Exploration Company             103,309
 7,549    +Newpark Resources, Inc.                   46,238
 3,500    Newport News Shipbuilding Inc.             96,250
 1,549    Nordson Corporation                        74,739
 2,170    Northwest Natural Gas Company              47,604
 2,388    Northwestern Corporation                   52,536
 1,832    +Novoste Corporation                       30,228
 2,214    +Nuevo Energy Company                      41,513
 1,697    +OEA, Inc.                                  8,273
 2,293    OM Group, Inc.                             78,965
 2,710    OMEGA Healthcare Investors, Inc.           34,383
 3,052    ONEOK, Inc.                                76,682
 2,127    +Oak Industries Inc.                      225,728
 2,627    +Oceaneering International, Inc.           39,241
 2,625    OceanFirst Financial Corp.                 45,445
 6,038    +OfficeMax, Inc.                           33,209
 2,882    +Offshore Logistics, Inc.                  27,019
 4,924    Ohio Casualty Corporation                  79,092
 4,151    Olin Corporation                           82,242
 7,606    Olsten Corporation                         86,043
 1,697    Omega Financial Corporation                49,213
 3,424    +Omnipoint Corporation                    413,020
 3,387    Omnova Solutions Inc.                      26,249
 1,988    +On Assignment, Inc.                       59,392
 3,421    One Valley Bancorp, Inc.                  104,768
 1,849    Oneida Ltd.                                40,216
 2,299    +OneMain.com, Inc.                         34,485
 3,406    +Open Market, Inc.                        153,696
 1,336    Optical Coating Laboratory, Inc.          395,456
 3,979    +Orbital Sciences Corporation              73,860
 3,793    Oregon Steel Mills, Inc.                   30,107
 3,850    +O'Reilly Automotive, Inc.                 82,775
 3,881    +Organogenesis Inc.                        33,716
 1,880    Oriental Financial Group Inc.              41,478
 4,499    +Orthodontic Centers of America,
          Inc.                                       53,707
 2,546    OshKosh B'Gosh, Inc. (Class A)             53,625
 1,531    Oshkosh Truck Corporation                  44,877
 1,950    +Osteotech, Inc.                           26,081
 1,411    Otter Tail Power Company                   52,913
 3,685    Overseas Shipholding Group, Inc.           54,584
 3,990    Owens & Minor, Inc.                        35,661
 2,854    P.H. Glatfelter Company                    41,561
 3,113    +PAREXEL International Corporation         36,772
 6,600    +P-Com, Inc.                               58,369
 2,000    +PETCO Animal Supplies, Inc.               29,750
 2,200    +PETsMART, Inc.                            12,650
 2,124    PFF Bancorp, Inc.                          41,153
 2,100    +PICO Holdings, Inc.                       25,856
 1,598    +PLX Technology, Inc.                      30,262

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 2,841    PMA Capital Corporation (Class A)    $     56,465
 2,085    +PRI Automation, Inc.                     139,956
 3,119    PS Business Parks, Inc.                    70,957
   606    +PSINet Inc.                               37,442
 2,505    Pacific Capital Bancorp                    77,029
 1,766    +Pacific Gateway Exchange, Inc.            30,132
 2,453    Pacific Gulf Properties, Inc.              49,673
 3,367    +Pacific Sunwear of California,
          Inc.                                      108,375
 7,466    +PairGain Technologies, Inc.              105,924
 2,266    +Palm Harbor Homes, Inc.                   40,788
 2,337    +Papa John's International, Inc.           60,908
 1,340    Park Electrochemical Corp.                 35,594
   672    Park National Corporation                  64,512
 1,651    +Parker Drilling Company                    5,263
 1,516    Parkway Properties, Inc.                   43,680
 2,037    +PathoGenesis Corporation                  43,668
 2,580    +Patterson Dental Company                 109,973
 3,879    +Patterson Energy, Inc.                    50,427
 5,235    +Paxar Corporation                         44,170
 3,627    +Paxson Communications Corporation         43,297
 1,463    +Pegasus Communications Corporation       140,448
 1,672    +Pegasus Systems, Inc.                    100,843
 3,916    +Pegasystems Inc.                          44,055
 7,778    Pennzoil-Quaker State Company              79,238
 2,446    Penton Media, Inc.                         58,704
 3,058    +PeopleSoft, Inc.                          65,179
 4,983    The Pep Boys-Manny, Moe & Jack             45,470
 2,905    +Peregrine Systems, Inc.                  240,026
 1,781    +Performance Food Group Company            43,412
 4,521    PerkinElmer, Inc.                         188,469
 6,686    +Perrigo Company                           53,488
 4,166    +Personnel Group of America, Inc.          42,181
 2,102    +Pervasive Software Inc.                   35,603
 2,274    +Pharmaceutical Product
          Development, Inc.                          27,004
 1,570    +Pharmacyclics, Inc.                       64,763
 3,228    Philadelphia Suburban Corporation          66,779
 4,169    Phillips-Van Heusen Corporation            34,655
 6,142    Phoenix Investment Partners, Ltd.          49,904
 3,396    +Phoenix Technologies Ltd.                 53,699
 2,355    +Photronics, Inc.                          67,412
 5,713    +PictureTel Corporation                    24,637
 2,481    Piedmont Natural Gas Company, Inc.         75,050
10,759    Pier 1 Imports, Inc.                       68,589
 2,769    +Pinnacle Holdings Inc.                   117,336
 2,134    +Pinnacle Systems, Inc.                    86,827
 3,138    +The Pioneer Group, Inc.                   49,424
10,476    +Pioneer Natural Resources Company         93,629
 3,564    Pioneer-Standard Electronics, Inc.         51,455
 3,506    Pittson BAX Group                          37,251
 4,044    Pittston Brink's Group                     88,968

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                   (AUDITED)

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 1,200    Pittway Corporation                  $     54,075
 1,869    +Plantronics, Inc.                        133,750
 2,442    +Playboy Enterprises, Inc.                 59,371
 3,129    +Playtex Products, Inc.                    48,108
 1,883    +Plexus Corporation                        82,852
 4,369    Pogo Producing Company                     89,565
 2,646    Polaris Industries, Inc.                   95,918
 4,584    Polaroid Corporation                       86,237
 3,748    +Policy Management Systems
          Corporation                                95,808
 2,416    +Polycom, Inc.                            153,869
 3,898    Polymer Group, Inc.                        71,139
 2,047    Potlatch Corporation                       91,347
 2,526    +Power Integrations, Inc.                 121,090
 2,795    +Powertel, Inc.                           280,548
 1,652    +Powerwave Technologies, Inc.              96,436
 2,299    Precision Castparts Corp.                  60,349
 3,138    Premier Bancshares, Inc.                   42,755
 4,400    +Premiere Technologies, Inc.               30,800
 3,973    Prentiss Properties Trust                  83,433
 2,460    +Pre-Paid Legal Services, Inc.             59,040
 2,845    Presidential Life Corporation              52,277
 1,646    +Preview Travel, Inc.                      85,798
 5,314    +Price Communications Corporation         147,796
 5,835    +Pride International, Inc.                 85,337
 2,460    +Primark Corporation                       68,419
 5,971    +Prime Hospitality Corp.                   52,619
 5,550    Prime Retail, Inc.                         31,219
 2,000    Primex Technologies, Inc.                  41,500
 2,722    +Primus Telecommunications Group,
          Incorporated                              104,117
   598    +Priority Healthcare Corporation
          (Class B)                                  17,305
 1,726    +ProBusiness Services, Inc.                62,136
 3,451    +The Profit Recovery Group
          International, Inc.                        91,667
 2,359    +Progress Software Corporation            133,873
 2,150    +Protein Design Labs, Inc.                150,500
 3,430    Provident Bancshares Corporation           59,382
 1,138    +Proxicom, Inc.                           141,468
 1,337    +Proxim, Inc.                             147,070
 2,579    +ProxyMed, Inc.                            25,145
 4,040    Public Service Company of New
          Mexico                                     65,650
 2,664    Public Service Company of North
          Carolina, Incorporated                     86,081
 2,808    Pulte Corporation                          63,180
 1,294    +QRS Corporation                          134,980
 3,070    +QuadraMed Corporation                     26,767
 2,386    Quanex Corporation                         60,843
 3,168    +Quanta Services, Inc.                     89,496
 3,866    Quebecor Printing Inc.                     86,019
 2,250    Queens County Bancorp Inc.                 61,031
 3,177    +Quest Diagnostics Incorporated            97,097
 2,704    +Quiksilver, Inc.                          41,912

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 7,660    +Quorum Health Group, Inc.           $     71,334
 3,878    R.H. Donnelley Corporation                 73,197
 2,697    +REMEC, Inc.                               68,774
 3,725    RFS Hotel Investors, Inc.                  38,880
 3,576    RGS Energy Group Inc.                      73,532
 1,169    RLI Corp.                                  39,746
 4,058    +RSA Security Inc.                        314,495
 3,402    Radian Group Inc.                         162,446
 3,398    +Ralcorp Holdings, Inc.                    67,748
 4,356    +Rare Medium Group, Inc.                  148,649
 4,206    Raymond James Financial, Inc.              78,600
 2,423    Rayonier Inc.                             117,061
 3,149    +Rayovac Corporation                       59,437
 2,862    Realty Income Corporation                  59,029
 4,383    Reckson Associates Realty
          Corporation                                89,852
   555    Reckson Associates Realty
          Corporation                                12,626
 5,343    +Reebok International Ltd.                 43,746
 2,725    Regal-Beloit Corporation                   56,203
 3,000    Regency Realty Corporation                 60,000
 3,122    +Regeneron Pharmaceuticals, Inc.           39,806
 3,402    Regis Corporation                          64,213
 1,400    Reliance Bancorp, Inc.                     48,300
 4,985    Reliance Group Holdings, Inc.              33,337
 2,332    Reliance Steel & Aluminum Co.              54,656
 2,738    +Remedy Corporation                       129,713
 2,700    +Renaissance Worldwide, Inc.               19,913
 4,827    +Renal Care Group, Inc.                   112,831
 2,145    +Rent A Center Inc.                        42,498
 2,347    +Rent-Way, Inc.                            43,860
 6,443    Republic Bancorp Inc.                      78,222
 6,601    Republic Security Financial
          Corporation                                47,238
 2,171    +Res-Care, Inc.                            27,680
 1,752    +ResMed Inc.                               73,146
 2,830    Resource America, Inc. (Class A)           22,286
 3,843    +Respironics, Inc.                         30,624
 3,646    +Rexall Sundown, Inc.                      37,599
 3,443    Richmond County Financial Corp.            62,189
 2,028    Riggs National Corporation                 26,744
 2,700    +Risk Capital Holdings, Inc.               34,088
 2,594    Rock-Tenn Company (Class A)                38,262
 1,234    +Rogers Corporation                        47,201
 6,575    Rollins Truck Leasing Corp.                78,489
 3,412    Rollins, Inc.                              51,180
 5,000    +Romac International, Inc.                 67,188
 3,333    Roper Industries, Inc.                    126,029
 3,721    Ruby Tuesday, Inc.                         67,676
 3,620    Ruddick Corporation                        56,110
 3,363    Russell Corporation                        56,330
 5,210    +Ryan's Family Steak Houses, Inc.          44,122
 2,109    Ryerson Tull, Inc.                         40,994
 1,904    The Ryland Group, Inc.                     43,911
 2,698    S&T Bancorp, Inc.                          62,560

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                   (AUDITED)

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 2,833    +S1 Corporation                      $    221,328
 6,248    +S3 Incorporated                           72,243
 3,872    +SAGA Systems, Inc.                        77,198
 1,491    +SCM Microsystems, Inc.                    95,331
 1,494    SCPIE Holdings Inc.                        47,995
 1,394    +SEACOR SMIT Inc.                          72,140
 6,445    +SICOR Inc.                                49,949
 1,927    SIGCORP, Inc.                              43,839
 2,323    +SIPEX Corporation                         57,059
 2,721    SL Green Realty Corp.                      59,182
 1,817    +SLI, Inc.                                 24,643
 1,487    +SPS Technologies, Inc.                    47,491
 2,589    +SS&C Technologies, Inc.                   16,829
 4,748    +STAR Telecommunications, Inc.             37,539
 6,981    +STERIS Corporation                        71,992
 3,722    +SVI Holdings, Inc.                        44,664
   857    +Sabratek Corporation                          69
 4,886    +Safeskin Corporation                      59,243
 1,205    +Salton, Inc.                              40,292
 1,492    +Sanchez Computer Associates, Inc.         61,452
 2,261    +SanDisk Corporation                      217,621
 2,259    +SangStat Medical Corporation              67,205
 2,761    +Sawtek Inc.                              183,779
 1,433    +Scholastic Corporation                    89,115
 2,655    +School Specialty, Inc.                    40,157
 2,157    Schweitzer-Manduit International,
          Inc.                                       28,985
 1,954    +Scott Technologies, Inc.                  36,882
 2,087    +The Scotts Company (Class A)              84,002
 4,129    Seacoast Financial Services
          Corporation                                42,064
 3,189    +Security Capital Group
          Incorporated (Class B)                     39,863
 3,016    +Seitel, Inc.                              20,358
 3,313    Selective Insurance Group, Inc.            56,942
 3,336    +Semtech Corporation                      173,889
 7,452    +Sensormatic Electronics
          Corporation                               129,944
 1,124    +Sequa Corporation (Class A)               60,626
 2,969    +Serologicals Corporation                  17,814
 2,814    +Shire Pharmaceuticals Group PLC
          (ADR)(a)                                   81,949
 3,181    +ShopKo Stores, Inc.                       73,163
 2,741    +Shorewood Packaging Corporation           51,908
 2,636    Shurgard Storage Centers, Inc.
          (Class A)                                  61,122
 3,209    +Sierra Health Services, Inc.              21,460
 1,871    Sierra Pacific Resources                   32,392
 1,554    +Silgan Holdings Inc.                      20,785
 2,332    +Silicon Valley Bancshares                115,434
   690    +Silicon Valley Group, Inc.                12,248
   370    +Siliconix Incorporated                    48,655
   515    Simmons First National Corporation
          (Class A)                                  12,875
 3,444    Simpson Industries, Inc.                   38,745
 1,093    +Simpson Manufacturing Co., Inc.           47,819

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 2,821    +Sinclair Broadcast Group, Inc.
          (Class A)                            $     34,425
 1,796    +Sirius Satellite Radio Inc.               79,922
 6,491    Sky Financial Group, Inc.                 130,631
 1,525    Skyline Corporation                        35,838
 2,479    SkyWest, Inc.                              69,412
 4,991    +Smithfield Foods, Inc.                   119,784
 2,042    +SoftNet Systems, Inc.                     51,305
 2,724    +Sola International Inc.                   37,796
 1,547    +Solectron Corporation                    147,158
 2,342    +Sonic Corp.                               66,747
 1,486    South Jersey Industries, Inc.              42,258
 4,359    Southern Peru Limited                      67,292
 4,992    +Southern Union Company                    95,472
 3,841    +Southwest Bancorporation of Texas,
          Inc.                                       76,100
 2,621    Southwest Gas Corporation                  60,283
 1,379    Southwest Securities Group, Inc.           37,750
 4,019    Southwestern Energy Company                26,375
 2,108    Sovran Self Storage, Inc.                  39,920
 1,780    Spartech Corporation                       57,405
 3,217    +SpeedFam-IPEC, Inc.                       41,620
 1,932    +SportsLine USA, Inc.                      96,842
 1,325    Springs Industries, Inc. (Class A)         52,917
 2,105    +Spyglass, Inc.                            79,826
 1,541    St. Mary Land & Exploration Company        38,140
 2,522    +Staff Leasing, Inc.                       23,959
 3,562    Standard Pacific Corp.                     39,182
 1,163    The Standard Register Company              22,533
 1,026    Starwood Financial Inc.                    17,378
 4,835    Staten Island Bancorp, Inc.                87,030
 2,896    +Station Casinos, Inc.                     64,979
 4,782    +Steel Dynamics, Inc.                      76,213
 1,565    +Steinway Musical Instruments, Inc.        31,691
 4,646    Sterling Bancshares, Inc.                  51,977
 3,307    Stewart & Stevenson Services, Inc.         39,167
 4,334    +Stillwater Mining Company                138,146
 1,200    Stone & Webster, Incorporated              20,175
 1,769    +Stone Energy Corporation                  63,021
 2,662    Storage USA, Inc.                          80,526
 5,850    The Stride Rite Corporation                38,025
 3,060    Sturm, Ruger & Company, Inc.               27,158
 3,483    +Suiza Foods Corporation                  138,014
 2,587    Summit Properties Inc.                     46,243
 5,034    +Summit Technology, Inc.                   58,835
 1,962    Sun Communities, Inc.                      63,152
 9,898    +Sunbeam Corporation                       41,448
 5,371    +Sunglass Hut International, Inc.          60,424
 2,070    +Sunrise Assisted Living, Inc.             28,463
 3,953    +Sunrise Medical Inc.                      24,459
 3,600    +Sunrise Technologies
          International, Inc.                        42,525
 4,120    +Sunterra Corporation                      47,380
 2,449    Superior Industries International,
          Inc.                                       65,664
 2,558    +Superior National Insurance Group,
          Inc.                                       19,345

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                   (AUDITED)

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
   252    +Superior Trust Inc. (Preferred)     $      8,442
 4,625    Susquehanna Bancshares, Inc.               73,422
 2,700    +Swift Energy Company                      31,050
 4,419    +Swift Transportation Co., Inc.            77,885
 9,166    +Sybase, Inc.                             155,822
 2,526    +Sykes Enterprises, Incorporated          110,828
 1,275    +Syncor International Corporation          37,134
 3,953    +Syntroleum Corporation                    31,871
 4,437    +Systemax Inc.                             37,715
 3,837    +Systems & Computer Technology
          Corporation                                62,351
 4,499    +TALK.com, Inc.                            79,857
 2,238    +THQ Inc.                                  51,894
 2,165    TJ International, Inc.                     90,659
 1,408    TNP Enterprises, Inc.                      58,080
 1,741    +TSI International Software Ltd.           98,584
 1,522    The Talbots, Inc.                          67,919
 3,769    Taubman Centers, Inc.                      40,517
 2,813    +Techne Corporation                       154,891
 1,947    Technitrol, Inc.                           86,642
 4,932    +Technology Solutions Company             161,523
 3,248    +Tekelec                                   73,080
 4,630    Tektronix, Inc.                           179,991
 3,600    +Telebanc Financial Corporation            93,150
 2,886    +TeleTech Holdings, Inc.                   97,267
 1,404    Tennant Company                            45,981
 1,605    +Terayon Communication Systems,
          Inc.                                      100,814
 2,937    +Terex Corporation                         81,502
 3,682    +Tesoro Petroleum Corporation              42,573
 4,290    +Tetra Tech, Inc.                          65,959
 2,324    Texas Industries, Inc.                     98,915
 2,118    Texas Regional Bancshares, Inc.
          (Class A)                                  61,422
 1,820    +theglobe.com, inc.                        15,243
 3,246    +Theragenics Corporation                   29,417
 2,160    +Thermo Cardiosystems Inc.                 14,175
 2,889    Thomas Industries Inc.                     59,044
 4,656    The Timken Company                         95,157
 4,861    +The Titan Corporation                    229,075
 3,188    +Toll Brothers, Inc.                       59,377
 3,561    +Tom Brown, Inc.                           47,628
 5,781    +The Topps Company, Inc.                   59,978
 1,645    The Toro Company                           61,379
 8,201    +Total Renal Care Holdings, Inc.           54,844
 4,285    +Tower Automotive, Inc.                    66,150
 2,764    Town & Country Trust                       49,579
 3,139    +Trammell Crow Company                     36,491
 5,000    +Trans World Airlines, Inc.                14,063
 3,853    +Trans World Entertainment
          Corporation                                40,457
 3,418    +Transaction Systems Architects,
          Inc. (Class A)                             95,704
 2,125    +Transkaryotic Therapies, Inc.             81,813

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 3,580    +TransMontaigne Inc.                 $     25,060
 2,761    +TranSwitch Corporation                   200,345
 2,293    Tredegar Corporation                       47,436
 1,761    Trenwick Group Inc.                        29,827
 2,030    +Triad Guaranty Inc.                       46,183
 3,728    +Triad Hospitals, Inc.                     56,386
 3,891    Triangle Bancorp, Inc.                     75,388
 3,095    +Triangle Pharmaceuticals, Inc.            39,655
 2,231    +Triarc Companies, Inc.                    40,995
 1,644    +TriQuint Semiconductor, Inc.             182,895
 3,378    +Trimble Navigation Limited                73,049
 3,738    Trinity Industries, Inc.                  106,299
 1,513    +Triumph Group, Inc.                       36,596
 4,556    True North Communications Inc.            203,596
 4,954    TrustCo Bank Corp NY                       65,641
 2,294    The Trust Company of New Jersey            52,475
 4,701    +Tuboscope Inc.                            74,628
 5,654    Tupperware Corporation                     95,765
 1,475    +Tut Systems, Inc.                         79,097
 2,861    +Twinlab Corporation                       22,709
 6,135    +Tyler Technologies, Inc.                  33,743
 2,136    +U.S. Franchise Systems, Inc.               9,612
 1,434    +U.S. Home Corporation                     36,657
 4,720    +UCAR International Inc.                   84,075
 3,200    UGI Corporation                            65,400
 4,093    +UICI                                      43,232
 1,941    UMB Financial Corporation                  73,273
 4,480    +UNOVA, Inc.                               58,240
 1,856    +URS Corporation                           40,252
 7,365    +US Oncology, Inc.                         36,365
 2,644    USBANCORP, Inc.                            31,067
 9,171    USEC Inc.                                  64,197
 2,956    USFreightways Corporation                 141,519
 1,956    +USinternetworking, Inc.                  136,676
 4,185    UST Corp.                                 132,874
 2,910    +Ultratech Stepper, Inc.                   46,924
 6,653    +Unifi, Inc.                               81,915
 2,319    UniFirst Corporation                       29,277
 4,093    UniSource Energy Corporation               45,790
 1,300    +Unistar Financial Service Corp.            1,300
 5,012    United Asset Management Corporation        93,035
 4,619    United Bankshares, Inc.                   110,279
 4,128    United Community Financial Corp.           41,022
 9,546    United Dominion Realty Trust, Inc.         94,267
 1,723    The United Illuminating Company            88,519
   755    United National Bancorp                    16,752
 3,453    +United Stationers, Inc.                   98,626
   307    United Television, Inc.                    42,942
 2,934    United Water Resources Inc.               100,306
 2,835    Universal Corporation                      64,673
 5,090    Universal Foods Corporation               103,709
 1,308    Urban Shopping Centers, Inc.               35,480

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                   (AUDITED)

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 2,995    +Vail Resorts, Inc.                  $     53,723
 5,111    Valero Energy Corporation                 101,581
 2,844    Valmont Industries, Inc.                   45,682
 3,097    +ValueVision International, Inc.
          (Class A)                                 177,497
 6,153    +Varco International, Inc.                 62,684
 3,660    +Varian Inc.                               82,350
 3,074    +Varian Medical Systems, Inc.              91,644
 3,327    +Varian Semiconductor Equipment
          Associates, Inc.                          113,118
 1,001    +Veeco Instruments Inc.                    46,859
 1,806    +Ventana Medical Systems, Inc.             44,924
 2,739    +Veritas DGC Inc.                          38,346
 3,450    +Verity, Inc.                             146,841
 2,870    +Vertex Pharmaceuticals
          Incorporated                              100,450
 3,704    +VerticalNet, Inc.                        607,456
 3,097    +Veterinary Centers of America,
          Inc.                                       39,874
 1,468    +Viatel, Inc.                              78,722
 2,408    +Vical Incorporated                        72,090
 2,196    +Vicor Corporation                         88,938
 4,973    Vintage Petroleum, Inc.                    59,987
 2,969    +Visio Corporation                        141,028
 2,365    +Visual Networks, Inc.                    187,426
 3,622    +Vlasic Foods International Inc.           20,600
 2,324    W.H. Brady Co.                             78,871
 6,716    +W.R. Grace & Co.                          93,184
 2,161    WD-40 Company                              47,812
 3,374    +WESCO International, Inc.                 29,944
 5,070    W Holding Company, Inc.                    52,601
 3,280    WICOR, Inc.                                95,735
 2,894    +WMS Industries Inc.                       37,984
 2,160    WPS Resources Corporation                  54,270
 2,828    Wabash National Corporation                42,420
 2,143    The Wackenhut Corporation (Class A)        32,011
 2,155    +Wackenhut Corrections Corporation         25,187
 2,962    Walden Residential Properties, Inc.        64,053
 4,059    Wallace Computer Services, Inc.            67,481
 4,485    Walter Industries, Inc.                    48,494
 4,419    Washington Federal, Inc.                   87,275
 4,200    Washington Gas Light Company              115,500
 3,987    Washington Real Estate Investment
          Trust                                      59,805
 1,856    +Waste Connections, Inc.                   26,796
 2,700    Watsco, Inc.                               31,219
 1,996    Watts Industries, Inc. (Class A)           29,441
 5,436    Wausau-Mosinee Paper Corporation           63,533
 4,380    +Wave Systems Corp. (Class A)              52,286
 3,842    +Wavo Corp.                                14,888

-----------------------------------------------------------
SHARES
 HELD     ISSUE                                   VALUE
-----------------------------------------------------------
          COMMON STOCK (CONTINUED)
 5,359    +WebLink Wireless, Inc.              $     83,065
 3,465    Webster Financial Corporation              81,644
   785    +WebTrends Corporation                     63,585
 2,104    Weingarten Realty Investors                81,925
 3,730    Wellman, Inc.                              69,471
 4,971    +Wellsford Real Properties Inc.            42,254
 3,634    Werner Enterprises, Inc.                   51,103
 1,966    WesBanco, Inc.                             51,116
 2,099    +Wesley Jessen VisionCare, Inc.            79,500
 2,910    West Coast Bancorp                         39,285
 1,554    West Pharmaceuticial Services, Inc.        48,077
10,549    +Western Digital Corporation               44,174
 5,022    Western Properties Trust                   48,023
 2,278    Westfield America, Inc.                    28,048
 5,008    Westinghouse Air Brake Co.                 88,892
 3,875    +Westwood One, Inc.                       294,500
 1,687    +The Wet Seal, Inc. (Class A)              20,666
   474    White Mountains Insurance Group
          Inc.                                       57,117
 2,359    Whitney Holding Corporation                87,430
 2,792    +Whole Foods Market, Inc.                 129,479
 2,200    +Wild Oats Markets, Inc.                   48,813
 3,831    +Wind River Systems, Inc.                 140,789
 2,701    +Windmere-Durable Holdings, Inc.           45,917
 2,038    Winnebago Industries, Inc.                 40,887
 5,497    +Wisconsin Central Transportation
          Corporation                                73,866
 1,995    +Wolverine Tube, Inc.                      28,179
 5,292    Wolverine World Wide, Inc.                 57,881
 5,135    +World Access, Inc.                        98,849
 1,000    +WorldGate Communications, Inc.            47,563
 7,598    Worthington Industries, Inc.              125,367
 2,816    Wynn's International, Inc.                 39,776
 1,600    +XTRA Corporation                          68,200
 2,376    +Xircom, Inc.                             178,200
 1,454    Yankee Energy System, Inc.                 63,885
 3,325    +Yellow Corporation                        55,902
 1,100    +Young Broadcasting Inc. (Class A)         56,100
 2,630    +Zebra Technologies Corporation
          (Class A)                                 153,855
   797    Zenith National Insurance Corp.            16,438
 1,782    +Ziff-Davis Inc.--ZDNet                    37,422
 1,775    +ZixIt Corporation                         70,334
                                               ------------
          TOTAL COMMON STOCKS
          (cost $83,840,802)                     95,051,790
                                               ------------

                                   Continued

                         MASTER SMALL CAP INDEX SERIES

                                   (AUDITED)

------------------------------------------------------------
   FACE
  AMOUNT     ISSUE                                 VALUE
------------------------------------------------------------
             SHORT-TERM OBLIGATIONS
             COMMERCIAL PAPER*
$5,000,000   American Home Products, Inc.,
             4.50% due 1/03/2000                $  4,998,750
 5,000,000   Associates First Capital Corp.,
             4% due 1/03/2000                      4,998,889
 5,000,000   The CIT Group Holdings, Inc.,
             4.75% due 1/03/2000                   4,998,680
 4,288,000   General Motors Acceptance Corp.,
             5% due 1/03/2000                      4,286,809
                                                ------------
             TOTAL SHORT-TERM OBLIGATIONS
             (cost $19,283,128)                   19,283,128
                                                ------------
             TOTAL INVESTMENTS -- 99.6%
             (cost $103,123,930)                 114,334,918
             VARIATION MARGIN ON FINANCIAL
             FUTURES CONTRACTS** -- 0.3%             384,000
             OTHER ASSETS LESS
             LIABILITIES -- 0.1%                      80,243
                                                ------------
             NET ASSETS -- 100.0%               $114,799,161
                                                ============

-------------------------------------------------------
 * Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.

** Financial futures contracts purchased as of December 31, 1999 were as follows:

 NUMBER
   OF                    EXPIRATION
CONTRACTS     ISSUE         DATE         VALUE
---------  ------------  ----------   -----------
   80      Russell 2000  March 2000   $20,398,000
                                      -----------
           (Total Contract Price
           $18,976,246)               $20,398,000
                                      ===========

 + Non-income producing security.

(a) American Depositary Receipt (ADR).

See accompanying notes to the financial statements.

                         MASTER SMALL CAP INDEX SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                   (AUDITED)
--------------------------------------------------------------------------------

                                                                                       AS OF
                                                                                 DECEMBER 31, 1999
                                                                                 -----------------
ASSETS:
  Investments, at value (identified cost -- $103,123,930)                          $114,334,918
  Cash on deposit for financial futures contracts                                       920,000
  Receivables:
     Contributions                                            $500,645
     Variation margin                                          384,000
     Securities sold                                           204,002
     Dividends                                                 107,440
     Investment adviser                                          9,157                1,205,244
                                                              --------
  Deferred organization expenses                                                          2,933
  Prepaid expenses and other assets                                                      31,211
                                                                                   ------------
       Total Assets                                                                 116,494,306
                                                                                   ------------
LIABILITIES:
  Payables:
     Withdrawals                                               849,917
     Custodian bank                                            610,771
     Securities purchased                                      185,001                1,645,689
                                                              --------
  Accrued expenses and other liabilities                                                 49,456
                                                                                   ------------
       Total Liabilities                                                              1,695,145
                                                                                   ------------
NET ASSETS:
  Net assets                                                                       $114,799,161
                                                                                   ============
NET ASSETS CONSIST OF:
  Partners' capital                                                                $102,166,419
  Unrealized appreciation on investments -- net                                      12,632,742
                                                                                   ------------
  Net assets                                                                       $114,799,161
                                                                                   ============

------------------------------------------------------

See accompanying notes to the financial statements.

                         MASTER SMALL CAP INDEX SERIES

                            STATEMENT OF OPERATIONS

                                   (AUDITED)

--------------------------------------------------------------------------------

                                                               FOR THE YEAR ENDED
                                                               DECEMBER 31, 1999
                                                               ------------------
INVESTMENT INCOME:
  Dividends (net of $235 foreign withholding tax)                 $ 1,015,721
  Interest and discount earned                                        776,195
                                                                  -----------
       Total income                                                 1,791,916
                                                                  -----------
EXPENSES:
  Professional fees                                                    73,981
  Investment advisory fees                                             46,744
  Custodian fees                                                       31,227
  Amortization of organization expenses                                 1,304
  Trustees' fees and expenses                                           1,055
  Accounting services                                                     321
  Other                                                                   654
                                                                  -----------
     Total expenses before reimbursement                              155,286
     Reimbursement of expenses                                        (23,839)
                                                                  -----------
       Total expenses after reimbursement                             131,447
                                                                  -----------
INVESTMENT INCOME -- NET                                            1,660,469
                                                                  -----------
REALIZED/UNREALIZED GAIN ON INVESTMENTS -- NET:
  Realized gain from investments -- net                             4,277,316
  Change in unrealized appreciation/depreciation on
     investments -- net                                            12,859,318
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $18,797,103
                                                                  ===========

------------------------------------------------------

See accompanying notes to the financial statements.

                         MASTER SMALL CAP INDEX SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                                   (AUDITED)
--------------------------------------------------------------------------------

                                                                   FOR THE YEAR ENDED
                                                                      DECEMBER 31,
                                                                  1999            1998
                                                              ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Investment income -- net                                    $  1,660,469    $  1,124,877
  Realized gain on investments -- net                            4,277,316       6,658,814
  Change in unrealized appreciation/depreciation on
     investments -- net                                         12,859,318      (7,991,435)
                                                              ------------    ------------
  Net increase (decrease) in net assets resulting from
     operations                                                 18,797,103        (207,744)
                                                              ------------    ------------
NET CAPITAL CONTRIBUTIONS:
  Increase (decrease) in net assets derived from net capital
     contributions                                              12,171,403     (11,706,710)
                                                              ------------    ------------
NET ASSETS:
  Total increase (decrease) in net assets                       30,968,506     (11,914,454)
  Beginning of year                                             83,830,655      95,745,109
                                                              ------------    ------------
  End of year*                                                $114,799,161    $ 83,830,655
                                                              ------------    ------------
  Undistributed investment income -- net*                     $  3,594,481    $  1,934,012
                                                              ============    ============

------------------------------------------------------
* Annualized.

See accompanying notes to the financial statements.

                         MASTER SMALL CAP INDEX SERIES

                              FINANCIAL HIGHLIGHTS

                                   (AUDITED)
--------------------------------------------------------------------------------

The following ratios have been derived from information provided in the financial statements.

                                                           FOR THE YEAR ENDED      FOR THE PERIOD
                                                              DECEMBER 31,        APRIL 9, 1997+ TO
                                                             1999       1998      DECEMBER 31, 1997
                                                           --------    -------    -----------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses, net of reimbursement                               0.14%      0.17%           0.18%*
                                                           --------    -------         -------
  Expenses                                                     0.17%      0.28%           0.29%*
                                                           --------    -------         -------
  Investment income -- net                                     1.83%      1.46%           1.78%*
                                                           --------    -------         -------
SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                 $114,799    $83,831         $95,745
                                                           --------    -------         -------
  Portfolio turnover                                          51.20%     48.16%          16.45%
                                                           ========    =======         =======

------------------------------------------------------
+ Commencement of operations.
* Annualized.

See accompanying notes to the financial statements.

                         MASTER SMALL CAP INDEX SERIES

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1999

                                   (AUDITED)
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Master Small Cap Index Series (the "Series") (formerly Merrill Lynch Small Cap Index Series) is part of Quantitative Master Series Trust (the "Trust") (formerly Merrill Lynch Index Trust). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) VALUATION OF INVESTMENTS

Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) DERIVATIVE FINANCIAL INSTRUMENTS

The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

     - Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     - Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

                         MASTER SMALL CAP INDEX SERIES

                               DECEMBER 31, 1999

                                   (AUDITED)
--------------------------------------------------------------------------------

(c) INCOME TAXES

The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) DEFERRED ORGANIZATION EXPENSES

Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(f) CUSTODIAN BANK

The series recorded an amount payable to the custodian bank reflecting an overnight overdraft.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .08% of the average daily value of the Series' net assets. Effective August 2, 1999, the annual rate was changed to .01%. For the year ended December 31, 1999, FAM earned fees of $46,744, of which $23,839 were voluntarily waived.

Merrill Lynch Trust Company, an indirect wholly-owned subsidiary of ML & Co., is the Series' custodian.

Accounting services are provided to the Series by FAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. INVESTMENTS

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1999 were $44,306,190 and $38,966,636, respectively.

                         MASTER SMALL CAP INDEX SERIES

                               DECEMBER 31, 1999

                                   (AUDITED)
--------------------------------------------------------------------------------

Net realized gains for the year ended December 31, 1999 and net unrealized gains as of December 31, 1999 were as follows:

                                                        REALIZED     UNREALIZED
                                                         GAINS          GAINS
                                                       ----------    -----------
Long-term investments................................  $2,704,207    $11,210,988
Financial futures contracts..........................   1,573,109      1,421,754
                                                       ----------    -----------
     Total...........................................  $4,277,316    $12,632,742
                                                       ==========    ===========

As of December 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $11,104,529, of which $23,641,082 related to appreciated securities and $12,536,553 related to depreciated securities. At December 31, 1999, the aggregate cost of investments for Federal income tax purposes was $103,230,389.

                         MASTER SMALL CAP INDEX SERIES

                          INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND INVESTORS,
MASTER SMALL CAP INDEX SERIES
(FORMERLY MERRILL LYNCH SMALL CAP INDEX SERIES):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Small Cap Index Series (one of the series constituting Quantitative Master Series Trust (formerly Merrill Lynch Index Trust)) as of December 31, 1999, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Small Cap Index Series of Quantitative Master Series Trust as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2000

                          MASTER MID CAP INDEX SERIES

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999

                                   (AUDITED)

---------------------------------------------------------
SHARES
 HELD     ISSUE                                  VALUE
---------------------------------------------------------
          COMMON STOCK (94.9%)
   200    A. Schulman, Inc.                   $     3,263
   500    A.G. Edwards, Inc.                       16,031
   600    A.H. Belo Corporation (Class A)          11,438
   300    +ACNielsen Corporation                    7,388
   300    AGCO Corporation                          4,031
   300    AGL Resources Inc.                        5,100
   600    AK Steel Holding Corporation             11,325
   100    AMETEK, Inc.                              1,906
   500    +Abercrombie & Fitch Co. (Class A)       13,344
   100    +Acuson Corporation                       1,256
   500    +Acxiom Corp.                            12,000
   200    +Adtran, Inc.                            10,288
   300    +Affiliated Computer Services,
          Inc. (Class A)                           13,800
   300    Airborne Freight Corporation              6,600
   300    +Airgas, Inc.                             2,850
   200    +Alaska Air Group, Inc.                   7,025
   100    +Albany International Corp. (Class
          A)                                        1,550
   200    Albemarle                                 3,838
   300    Alexander & Baldwin, Inc.                 6,844
   500    Allegheny Energy, Inc.                   13,469
   400    Alliant Energy Corporation               11,000
   300    Allmerica Financial Corporation          16,688
 1,000    +Altera Corporation                      49,563
   400    Ambac Financial Group, Inc.              20,875
   200    +American Eagle Outfitters, Inc.          9,000
   300    American Financial Group, Inc.            7,913
 1,000    +American Power Conversion
          Corporation                              26,375
   400    +American Standard Companies, Inc.       18,350
   500    American Water Works Company, Inc.       10,625
   400    +Apollo Group, Inc. (Class A)             8,025
   300    +Apria Healthcare Group Inc.              5,381
   100    Arnold Industries, Inc.                   1,406
   500    +Arrow Electronics, Inc.                 12,688
   200    Arvin Industries, Inc.                    5,675
   400    Associated Banc-Corp.                    13,700
   300    Astoria Financial Corporation             9,131
 1,000    +Atmel Corporation                       29,563
   200    Avnet, Inc.                              12,100
   400    +BJ Services Company                     16,725
   400    BJ's Wholesale Club, Inc.                14,600
   100    Bandag, Incorporated                      2,500
   100    Banta Corporation                         2,256
   300    +Barnes & Noble, Inc.                     6,188
   200    Beckman Coulter Inc.                     10,175
   700    Bergen Brunswig Corporation (Class
          A)                                        5,819
   500    +Beverly Enterprises, Inc.                2,188
   800    +Biogen, Inc.                            67,600
   100    Black Hills Corporation                   2,219
   200    +Blyth Industries, Inc.                   4,913
   200    Bob Evans Farms, Inc.                     3,088

---------------------------------------------------------
SHARES
 HELD     ISSUE                                  VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
   400    +Borders Group, Inc.                $     6,425
   200    Borg-Warner Automotive, Inc.              8,100
   300    Bowater Incorporated                     16,294
   300    +Brinker International, Inc.              7,200
 1,100    Broadwing Inc.                           40,563
   200    +Buffets, Inc.                            2,000
   300    +Burlington Industries, Inc.              1,200
   300    CBRL Group, Inc.                          2,911
   200    CCB Financial Corporation                 8,713
   200    +CDW Computer Centers, Inc.              15,725
   600    CK Witco Corporation                      8,025
   100    CMP Group Inc.                            2,756
   300    CNF Transportation Inc.                  10,350
   300    COMSAT Corporation                        5,963
   300    Cabot Corporation                         6,113
 1,200    +Cadence Design Systems, Inc.            28,800
   400    Callaway Golf Company                     7,075
   300    +Calpine Corporation                     19,200
   300    +Cambridge Technology Partners,
          Inc.                                      7,875
   200    Carlisle Companies Incorporated           7,200
   100    Carpenter Technology Corporation          2,744
   200    Carter-Wallace, Inc.                      3,588
 1,100    Charter One Financial, Inc.              21,038
   300    +CheckFree Holdings Corporation          31,350
   100    Chesapeake Corporation                    3,050
 1,000    +Chiron Corporation                      42,375
   200    +Chris-Craft Industries, Inc.            14,425
   200    Church & Dwight Co., Inc.                 5,338
   600    Cintas Corporation                       31,875
   400    +Cirrus Logic, Inc.                       5,325
   200    City National Corporation                 6,588
   300    Claire's Stores, Inc.                     6,713
   700    Clayton Homes, Inc.                       6,431
   100    Cleco Corporation                         3,206
   100    Cleveland-Cliffs Inc.                     3,113
   800    Comdisco, Inc.                           29,800
   500    +CompUSA Inc.                             2,563
   600    Compass Bancshares, Inc.                 13,388
 1,100    +Concord EFS, Inc.                       28,325
   400    Conectiv, Inc.                            6,725
   500    Consolidated Papers, Inc.                15,906
   800    +Convergys Corporation                   24,600
   200    Cordant Technologies Inc.                 6,600
   300    +Covance Inc.                             3,244
   600    +Cypress Semiconductor Corporation       19,425
   200    +Cytec Industries Inc.                    4,625
   300    DENTSPLY International Inc.               7,088
   800    DPL Inc.                                 13,850
   400    DQE, Inc.                                13,850
   300    +DST Systems, Inc.                       22,894
   400    +DeVry, Inc.                              7,450
   200    Dean Foods Company                        7,950

                                   Continued

                          MASTER MID CAP INDEX SERIES

                                   (AUDITED)

---------------------------------------------------------
SHARES
 HELD     ISSUE                                  VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
   400    Devon Energy Corporation            $    13,150
   100    The Dexter Corporation                    3,975
   600    The Dial Corporation                     14,588
   400    Diebold, Incorporated                     9,400
   500    Dime Bancorp, Inc.                        7,563
   300    Dole Food Company, Inc.                   4,875
   300    +Dollar Tree Stores, Inc.                14,531
   200    Donaldson Company, Inc.                   4,813
   100    Dreyer's Grand Ice Cream, Inc.            1,700
 1,300    +E*TRADE Group, Inc.                     33,963
   700    ENSCO International Incorporated         16,013
   300    +Electronic Arts Inc.                    25,200
   600    Energy East Corporation                  12,488
   300    Ethyl Corporation                         1,181
   300    Everest Reinsurance Holdings, Inc.        6,694
   200    +Express Scripts, Inc. (Class A)         12,800
   300    The FINOVA Group Inc.                    10,650
   900    Family Dollar Stores, Inc.               14,681
   200    Fastenal Company                          8,988
   400    Federal-Mogul Corporation                 8,050
   300    Federal Signal Corporation                4,819
   200    Ferro Corporation                         4,400
   300    +First Health Group Corp.                 8,063
 1,000    First Security Corporation               25,500
   700    First Tennessee National
          Corporation                              19,950
   200    First Virginia Banks, Inc.                8,600
   400    FirstMerit Corporation                    9,200
   700    +Fiserv, Inc.                            26,819
   600    Flowers Industries, Inc.                  9,563
   200    Flowserve Corporation                     3,400
   400    +Forest Laboratories, Inc.               24,575
   600    +Foundation Health Systems, Inc.
          (Class A)                                 5,963
   300    +Furniture Brands International,
          Inc.                                      6,600
   200    GATX Corporation                          6,750
   200    +GTECH Holdings Corporation               4,400
   400    +Gartner Group, Inc. (Class B)            5,525
   400    +Genzyme Corporation                     18,000
   200    Georgia Gulf Corporation                  6,088
   400    Georgia-Pacific Corporation
          (Timber Group)                            9,850
   200    +Gilead Sciences, Inc.                   10,825
   900    +Global Marine Inc.                      14,963
   200    Granite Construction Incorporated         3,688
   500    GreenPoint Financial Corp.               11,906
   100    H.B. Fuller Company                       5,594
   100    HSB Group, Inc.                           3,381
   200    Hannaford Bros. Co                       13,863
   200    +Hanover Compressor Company               7,550
   800    Harley-Davidson, Inc.                    51,250
   400    Harris Corporation                       10,675
   200    Harsco Corporation                        6,350

---------------------------------------------------------
SHARES
 HELD     ISSUE                                  VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
   300    Harte-Hanks, Inc.                   $     6,525
   200    Hawaiian Electric Industries, Inc.        5,775
 1,300    +Health Management Associates,
          Inc. (Class A)                           17,388
   400    Heilig-Meyers Company                     1,100
   300    Helmerich & Payne, Inc.                   6,544
   400    Herman Miller, Inc.                       9,200
   800    Hibernia Corporation (Class A)            8,500
   300    Hillenbrand Industries, Inc.              9,506
   300    +Hispanic Broadcasting Corporation       27,666
   300    Hon Industries Inc.                       6,581
   200    Horace Mann Educators Corporation         3,925
   400    Hormel Foods Corporation                 16,250
   200    Houghton Mifflin Company                  8,438
   300    Hubbell Incorporated (Class B)            8,175
   400    IBP, Inc.                                 7,200
   400    ICN Pharmaceuticals, Inc.                10,125
   200    IDAcorp Inc.                              5,363
   600    IMC Global Inc.                           9,825
   400    IPALCO Enterprises, Inc                   6,825
   600    +IVAX Corporation                        15,450
   400    Illinova Corporation                     13,900
   200    +Imation Corp.                            6,713
   100    Indiana Energy, Inc.                      1,775
 1,100    +Informix Corporation                    12,513
   500    +Integrated Device Technology,
          Inc.                                     14,500
   400    International Game Technology             8,125
   100    International Multifoods                  1,325
   300    International Speedway Corp.
          (Class A)                                15,112
   400    Interstate Bakeries Corporation           7,250
 1,000    +Intuit Inc.                             59,937
   200    Investment Technology Group, Inc.         5,750
   200    J.B. Hunt Transport Services, Inc.        2,769
   100    The J. M. Smucker Company (Class
          A)                                        1,950
   400    +Jabil Circuit, Inc.                     29,200
   100    +Jacobs Engineering Group Inc.            3,250
   600    +Jones Apparel Group, Inc.               16,275
   400    Kansas City Power & Light Company         8,825
   100    Kaydon Corp.                              2,681
   400    +Keane, Inc.                             12,700
   200    Kelly's Services, Inc. (Class A)          5,025
   200    Kennametal Inc.                           6,725
   700    KeySpan Corporation                      16,231
   200    Keystone Financial, Inc.                  4,212
   600    Kinder Morgan, Inc.                      12,112
   700    LG&E Energy Corp.                        12,206
   200    Lancaster Colony Corporation              6,625
   100    Lance, Inc.                               1,000
   200    +Land's End, Inc.                         6,950
   300    +Lear Corporation                         9,600
   200    Lee Enterprises, Incorporated             6,387
   400    +Legato Systems, Inc.                    27,525

                                   Continued

                          MASTER MID CAP INDEX SERIES

                                   (AUDITED)

---------------------------------------------------------
SHARES
 HELD     ISSUE                                  VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
   300    Legg Mason, Inc.                    $    10,875
   300    +Lincare Holdings Inc.                   10,406
   800    Linear Technology Corporation            57,250
   200    +Litton Industries, Inc.                  9,975
   200    +Lone Star Steakhouse & Saloon,
          Inc.                                      1,784
   200    Longview Fibre Company                    2,850
   300    The Lubrizol Corporation                  9,262
   600    Lyondell Chemical Company                 7,650
   300    M.A. Hanna Company                        3,281
   500    MCN Energy Group Inc.                    11,875
   200    +Magnetek, Inc.                           1,537
   500    +Mandalay Resort Group                   10,062
   400    Manpower Inc.                            15,050
   200    Mark IV                                   3,537
   500    Marshall & Ilsley Corporation            31,406
   300    Martin Marietta Materials, Inc.          12,300
 1,400    +Maxim Integrated Products, Inc.         66,062
   300    McCormick & Company Incorporated          8,925
   300    +MedImmune, Inc.                         49,762
   100    Media General, Inc. (Class A)             5,200
   400    +Mentor Graphics Corporation              5,275
   300    Mercantile Bankshares Corporation         9,581
   400    Meritor Automotive, Inc.                  7,750
   200    +Micro Warehouse, Inc.                    3,700
   300    +Microchip Technology                    20,531
   300    MidAmerican Energy Holdings
          Company                                  10,106
   200    +Millennium Pharmaceuticals, Inc.        24,400
   100    Minerals Technologies, Inc.               4,006
   200    +MiniMed Inc.                            14,650
   300    Minnesota Power & Light Co.               5,081
   100    Modine Manufacturing Co.                  2,500
   500    +Modis Professional Services, Inc.        7,125
   300    +Mohawk Industries, Inc.                  7,912
   600    The Montana Power Company                21,637
   200    Murphy Oil Corporation                   11,475
   700    Mylan Laboratories, Inc.                 17,631
   100    +NCO Group, Inc.                          3,012
   500    +NCR Corporation                         18,937
   400    +NOVA Corporation                        12,625
   300    NSTAR                                    12,150
   700    +Nabors Industries, Inc.                 21,656
   600    National Commerce Bancorporation         13,612
   200    National Fuel Gas Company                 9,300
   200    +Navigant Consulting, Inc.                2,175
   300    +The Neiman Marcus Group, Inc.
          (Class A)                                 8,381
   700    +Network Associates, Inc.                18,637
   300    New England Electric System              15,525
   200    Newport News Shipbuilding Inc.            5,500
   700    NiSource Inc.                            12,512
   300    Noble Affiliates, Inc.                    6,431

---------------------------------------------------------
SHARES
 HELD     ISSUE                                  VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
   700    +Noble Drilling Corporation         $    22,925
   100    Nordson Corporation                       4,825
   700    North Fork Bancorporation                12,250
   600    Northeast Utilities                      12,338
   200    +Novellus Systems, Inc.                  24,506
   400    OGE Energy Corp.                          7,600
   900    +Ocean Energy Inc.                        6,975
   600    +OfficeMax, Inc.                          3,300
   200    Ogden Corporation                         2,387
   400    Ohio Casualty Corporation                 6,425
   600    Old Republic International
          Corporation                               8,175
   300    Olin Corporation                          5,944
   500    Olsten Corporation                        5,656
   400    Omnicare, Inc.                            4,800
   200    Oregon Steel Mills, Inc.                  1,587
   400    +Outback Steakhouse, Inc.                10,375
   100    Overseas Shipholding Group, Inc.          1,481
   400    +Oxford Health Plans, Inc.                5,075
   200    P.H. Glatfelter Company                   2,913
   200    The PMI Group, Inc.                       9,762
   400    +PSS World Medical, Inc.                  3,775
   200    +PacifiCare Health Systems, Inc.         10,600
   400    Pacific Century Financial
          Corporation                               7,475
   200    +Papa John's International, Inc.          5,212
 1,500    +Park Place Entertainment
          Corporation                              18,750
   200    +Payless ShoeSource, Inc.                 9,400
   500    Pennzoil-Quaker State Company             5,094
   300    Pentair, Inc.                            11,550
   300    +Perrigo Company                          2,400
   500    +Pioneer Natural Resources Company        4,469
   200    Pittston Brink's Group                    4,400
   200    +Policy Management Systems
          Corporation                               5,112
   200    +Polycom, Inc.                           12,737
   600    Potomac Electric Power Company           13,762
   100    Precision Castparts Corp.                 2,625
   400    +Premier Parks Inc.                      11,550
   300    Protective Life Corporation               9,544
   200    Provident Financial Group, Inc.           7,175
   200    Public Service Company of New
          Mexico                                    3,250
   400    Puget Sound Energy, Inc.                  7,750
   200    +QLogic Corporation                      31,975
   800    +Quantum Corporation-DLT & Storage
          Systems                                  12,100
   400    Questar Corporation                       6,000
   400    +Quorum Health Group, Inc.                3,725
   500    R.J. Reynolds Tobacco Holdings,
          Inc.                                      8,812
   500    RPM, Inc.                                 5,094
   400    +Rational Software Corporation           19,650
   200    Rayonier Inc.                             9,662

                                   Continued

                          MASTER MID CAP INDEX SERIES

                                   (AUDITED)

---------------------------------------------------------
SHARES
 HELD     ISSUE                                  VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
   600    The Reader's Digest Association,
          Inc. (Class A)                      $    17,550
   500    ReliaStar Financial Corp.                19,594
   400    Reynolds & Reynolds Company (Class
          A)                                        9,000
   400    +Robert Half International Inc.          11,425
   100    Rollins, Inc.                             1,500
   500    Ross Stores, Inc.                         8,969
   200    Ruddick Corporation                       3,100
   100    Ryerson Tull, Inc.                        1,944
   600    SCANA Corporation                        16,125
   400    +SCI Systems, Inc.                       32,875
   200    +SPX Corporation                         16,162
   400    +STERIS Corporation                       4,125
   700    +Saks Incorporated                       10,894
   300    +Sanmina Corporation                     29,962
 1,000    +Santa Fe Snyder Corporation              8,000
   100    +Scholastic Corporation                   6,219
   400    +Sensormatic Electronics
          Corporation                               6,975
   200    +Sepracor Inc.                           19,837
   700    Shaw Industries, Inc.                    10,806
 1,000    +Siebel Systems, Inc.                    84,000
   400    Sierra Pacific Resources                  6,925
   300    +Smith International, Inc.               14,906
   600    Solutia Inc.                              9,262
   500    Sonoco Products Company                  11,375
   300    Sotheby's Holdings, Inc. (Class A)        9,000
   200    Southdown, Inc.                          10,325
 1,100    Sovereign Bancorp, Inc.                   8,198
   100    The Standard Register Company             1,937
   900    +Starbucks Corporation                   21,825
   400    +Sterling Commerce, Inc.                 13,625
   500    +Sterling Software, Inc.                 15,750
   200    Stewart & Stevenson Services, Inc.        2,369
   600    Stewart Enterprises, Inc. (Class
          A)                                        2,850
   500    +Storage Technology Corporation           9,219
   200    +Structural Dynamics Research
          Corporation                               2,550
   500    Stryker Corporation                      34,812
   200    +Suiza Foods Corporation                  7,925
   600    +Sungard Data Systems Inc.               14,250
   100    Superior Industries International,
          Inc.                                      2,681
   300    +Swift Transportation Co., Inc.           5,287
   500    +Sybron International Corporation        12,344
   200    +Sykes Enterprises, Incorporated          8,775
   300    +Sylvan Learning System, Inc.             3,900
   300    +Symantec Corporation                    17,587
   500    Symbol Technologies, Inc.                31,781
   400    +Synopsys, Inc.                          26,700
   500    TCF Financial Corporation                12,437
   700    TECO Energy, Inc.                        12,994
   300    +Tech Data Corporation                    8,138

---------------------------------------------------------
SHARES
 HELD     ISSUE                                  VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
   100    Tecumseh Products Company (Class
          A)                                  $     4,719
   200    Teleflex Incorporated                     6,262
   300    Telephone and Data Systems, Inc.         37,800
   300    Tidewater Inc.                           10,800
   400    Tiffany & Co                             35,700
   400    +Total Renal Care Holdings, Inc.          2,675
   200    +Transaction Systems Architects,
          Inc. (Class A)                            5,600
   200    +Trigon Healthcare, Inc.                  5,900
   200    Trinity Industries, Inc.                  5,687
 1,200    Tyson Foods, Inc. (Class A)              19,500
   600    +U.S. Foodservice                        10,050
   300    +UCAR International Inc.                  5,344
   300    USG Corporation                          14,137
   400    Ultramar Diamond Shamrock
          Corporation                               9,075
   300    +Unifi, Inc.                              3,694
   400    Unitrin, Inc.                            15,050
   200    Universal Corporation                     4,562
   200    Universal Foods Corporation               4,075
   500    +Univision Communications Inc.
          (Class A)                                51,094
   500    UtiliCorp United Inc.                     9,719
 1,300    +VERITAS Software Corporation           186,062
   300    +VISX, Incorporated                      15,525
   300    Valero Energy Corporation                 5,963
   400    +Varco International, Inc.                4,075
   500    Viad Corp.                               13,937
   400    +Vishay Intertechnology, Inc.            12,650
   800    +Vitesse Semiconductor Corporation       41,950
   200    Wallace Computer Services, Inc.           3,325
   300    The Warnaco Group, Inc.                   3,694
   300    Washington Gas Light Company              8,250
    47    The Washington Post Company              26,126
   300    +Waters Corporation                      15,900
   200    Wausau - Mosinee Paper Corporation        2,337
   500    +Weatherford International, Inc.         19,969
   300    Webster Financial Corporation             7,069
   200    Wellman, Inc.                             3,725
   200    Westamerica Bancorporation                5,587
   300    WestPoint Stevens Inc.                    5,250
   300    +Westwood One, Inc.                      22,800
   700    Whitman Corporation                       9,406
   300    +Williams-Sonoma, Inc.                   13,800
   200    Wilmington Trust Corporation              9,650
   300    +Wisconsin Central Transportation
          Corporation                               4,031
   600    Wisconsin Energy Corporation             11,550
   200    York International Corporation            5,487
   500    Zions Bancorporation                     29,594
                                              -----------
          TOTAL COMMON STOCKS
          (cost $4,744,825)                     4,774,280
                                              -----------

                                   Continued

                          MASTER MID CAP INDEX SERIES

                                   (AUDITED)

----------------------------------------------------------
   FACE
  AMOUNT     ISSUE                                VALUE
----------------------------------------------------------
             SHORT-TERM OBLIGATIONS (99.4%)
             COMMERCIAL PAPER*
$  250,000   Associates First Capital Corp.,
             4% due 1/03/2000                  $   249,944
   250,000   The CIT Group Holdings, Inc.,
             4.75% due 1/03/2000                   249,934
   250,000   General Motors Acceptance Corp.,
             5% due 1/03/2000                      249,931
                                               -----------
             US GOVERNMENT AGENCY OBLIGATIONS*
 1,250,000   Federal Farm Credit Banks, 4.35%
             due 1/14/2000                       1,248,036
   509,000   Federal Home Loan Banks, 5.15%
             due 1/26/2000                         507,180
 1,250,000   Federal Home Loan Mortgage
             Corporation, 4.30% due 1/13/2000    1,248,208
 1,250,000   Federal National Mortgage
             Association, 4% due 1/19/2000       1,247,500
                                               -----------
             TOTAL SHORT-TERM OBLIGATIONS
             (cost $5,000,733)                   5,000,733
                                               -----------
             TOTAL INVESTMENTS -- 194.3%
             (cost $9,745,558)                   9,775,013
             VARIATION MARGIN ON FINANCIAL
             FUTURES CONTRACTS** -- 0.0%            26,525
             LIABILITIES IN EXCESS OF OTHER
             ASSETS -- (94.3)%                  (4,769,525)
                                               -----------
             NET ASSETS -- 100.0%              $ 5,032,013
                                               ===========

-------------------------------------------------------
 * Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.

** Financial futures contracts purchased as of December 31, 1999 were as follows:

 NUMBER
   OF                                 EXPIRATION
CONTRACTS            ISSUE               DATE       VALUE
---------  -------------------------  ----------   --------
    1      S&P Midcap                 March 2000   $224,575
                                                   --------
           (Total Contract Price $223,050)         $224,575
                                                   ========

+ Non-income producing security.

See accompanying notes to the financial statements.

                                   Continued

                          MASTER MID CAP INDEX SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                   (AUDITED)
--------------------------------------------------------------------------------

                                                                                         AS OF
                                                                                   DECEMBER 31, 1999
                                                                                   -----------------
ASSETS:
  Investments, at value (identified cost -- $9,745,558)                               $9,775,013
  Deposits on open financial futures contracts                                            25,000
  Receivables:
     Variation margin                                         $    1,525
     Investment adviser                                              232                   1,757
                                                              ----------
  Prepaid expenses and other assets                                                       11,900
                                                                                      ----------
       Total Assets                                                                    9,813,670
                                                                                      ----------
LIABILITIES:
  Payables:
     Securities purchased                                      4,744,824
     Custodian bank                                               24,679               4,769,503
                                                              ----------
  Accrued expenses and other liabilities                                                  12,154
                                                                                      ----------
       Total Liabilities                                                               4,781,657
                                                                                      ----------
NET ASSETS:
  Net assets                                                                          $5,032,013
                                                                                      ==========
NET ASSETS CONSIST OF:
  Partners' capital                                                                   $5,001,033
  Unrealized appreciation on investments -- net                                           30,980
                                                                                      ----------
  Net assets                                                                          $5,032,013
                                                                                      ==========

------------------------------------------------------

See accompanying notes to the financial statements.

                          MASTER MID CAP INDEX SERIES

                            STATEMENT OF OPERATIONS

                                   (AUDITED)
--------------------------------------------------------------------------------

                                                                                 FOR THE PERIOD
                                                                               DECEMBER 30, 1999+
                                                                              TO DECEMBER 31, 1999
                                                                              --------------------
INVESTMENT INCOME:
  Interest and discount earned                                                      $   955
                                                                                    -------
EXPENSES:
  Accounting services                                         $ 110
  Offering costs                                                100
  Pricing fees                                                   24
  Custodian fees                                                 20
  Investment advisory fees                                        3
                                                              -----
  Total expenses before reimbursement                           257
  Reimbursement of expenses                                    (235)
                                                              -----
       Total expenses after reimbursement                                                22
                                                                                    -------
INVESTMENT INCOME -- NET                                                                933
                                                                                    -------
REALIZED/UNREALIZED GAIN ON INVESTMENTS -- NET:
  Realized gain from investments -- net                                                  --
  Unrealized appreciation on investments -- net                                      30,980
                                                                                    -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $31,913
                                                                                    =======

------------------------------------------------------

+ Commencement of operations.

See accompanying notes to the financial statements.

                          MASTER MID CAP INDEX SERIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                   (AUDITED)
--------------------------------------------------------------------------------

                                                                  FOR THE PERIOD
                                                                DECEMBER 30, 1999+
                                                               TO DECEMBER 31, 1999
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Investment income -- net                                          $      933
  Realized gain on investments -- net                                       --
  Unrealized appreciation on investments -- net                         30,980
                                                                    ----------
  Net increase in net assets resulting from operations                  31,913
                                                                    ----------
NET CAPITAL CONTRIBUTIONS:
  Increase in net assets derived from net capital
     contributions                                                   5,000,100
                                                                    ----------
NET ASSETS:
  Total increase in net assets                                       5,032,013
  Beginning of period                                                       --
                                                                    ----------
  End of period                                                     $5,032,013
                                                                    ==========

------------------------------------------------------
+ Commencement of operations.

See accompanying notes to the financial statements.

                          MASTER MID CAP INDEX SERIES

                              FINANCIAL HIGHLIGHTS

                                   (AUDITED)
--------------------------------------------------------------------------------

The following ratios have been derived from information provided in the financial statements.

                                                                 FOR THE PERIOD
                                                               DECEMBER 30, 1999+
                                                              TO DECEMBER 31, 1999
                                                              --------------------
INCREASE (DECREASE) IN NET ASSET VALUE:
RATIOS TO AVERAGE NET ASSETS:
  Expenses, net of reimbursement                                       0.08%*
                                                                     ------
  Expenses                                                             0.94%*
                                                                     ------
  Investment income -- net                                             3.40%*
                                                                     ------
SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                           $5,032
                                                                     ------
  Portfolio turnover                                                     --
                                                                     ======

------------------------------------------------------
+ Commencement of operations.

* Annualized.

See accompanying notes to the financial statements.

                          MASTER MID CAP INDEX SERIES

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1999

                                   (AUDITED)
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Master Mid Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) VALUATION OF INVESTMENTS

Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) DERIVATIVE FINANCIAL INSTRUMENTS

The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

- Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

                          MASTER MID CAP INDEX SERIES

                               DECEMBER 31, 1999

                                   (AUDITED)
--------------------------------------------------------------------------------

(c) INCOME TAXES

The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(d) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) CUSTODIAN BANK

The Series recorded an amount payable to the Custodian Bank reflecting an overnight overdraft.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the period December 30, 1999 to December 31, 1999, FAM earned fees of $3, all of which were voluntarily waived. FAM also reimbursed the Series for additional expenses of $232.

Merrill Lynch Trust Company ("MLTC"), an indirect wholly-owned subsidiary of ML & Co., is the Series' custodian.

Accounting services are provided to the Series by FAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.

3. INVESTMENTS

Purchases of investments, excluding short-term securities, for the period December 30, 1999 to December 31, 1999 were $4,774,824.

Net unrealized gains as of December 31, 1999 were as follows:

                                                                UNREALIZED
                                                                  GAINS
                                                                ----------
Long-term investments.......................................     $29,455
Financial futures contracts.................................       1,525
                                                                 -------
     Total..................................................     $30,980
                                                                 =======

As of December 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $29,455, of which $62,423 related to appreciated securities and $32,968 related to depreciated securities. At December 31, 1999, the aggregate cost of investments for Federal income tax purposes was $9,745,558.

                          MASTER MID CAP INDEX SERIES

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND INVESTORS,
MASTER MID CAP INDEX SERIES:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Mid Cap Index Series (one of the series constituting Quantitative Master Series Trust) as of December 31, 1999, the related statements of operations and changes in net assets and the financial highlights for the period December 30, 1999 (commencement of operations) to December 31, 1999. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all materials respects, the financial position of Master Mid Cap Index Series of Quantitative Master Series Trust as of December 31, 1999, the result of its operations, the changes in its net assets, and the financial highlights for the respective stated period in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 16, 2000

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999

                                   (AUDITED)

------------------------------------------------------------
SHARES
 HELD     INVESTMENTS                               VALUE
------------------------------------------------------------
          AUSTRALIA (2.4%)
 1,336    AMP Limited                            $    14,698
 1,262    Amcor Limited                                5,885
 3,013    Boral Limited                                4,648
   114    Brambles Industries Limited                  3,139
 1,822    Broken Hill Proprietary Company
          Limited                                     23,822
 2,249    CSR Limited                                  5,440
 1,686    Coles Myer Limited                           8,672
 1,591    Colonial Limited                             7,083
 2,739    Foster's Brewing Group Limited               7,824
   708    Lend Lease Corporation Limited               9,876
 1,645    National Australia Bank Limited             25,055
 1,734    The News Corporation Limited                16,765
 1,810    The News Corporation Limited
          (Preferred)                                 15,441
 2,465    Normandy Mining Limited                      1,740
 1,811    North Limited                                4,250
 1,741    Pioneer International Limited                5,224
   426    Rio Tinto Limited                            9,112
   799    TABCORP Holdings Limited                     5,387
 7,172    Telstra Corporation Limited                 38,819
 1,264    WMC Limited                                  6,941
 2,226    Westpac Banking Corporation Limited         15,289
 2,008    Woolworths Limited                           6,878
                                                 -----------
          TOTAL INVESTMENTS IN AUSTRALIA
          (cost $242,570)                            241,988
                                                 -----------
          AUSTRIA (0.2%)
    83    Bank Austria AG                              4,681
    67    Boehler-Uddeholm AG                          3,090
    65    Mayr-Melnhof Karton AG                       3,011
    57    OMV AG                                       5,539
    14    Oesterreichische
          Elektrizitaetswirtschafts-AG
          "Verbund" 'A'(a)                             1,967
    45    VA Technologie AG                            2,968
                                                 -----------
          TOTAL INVESTMENTS IN AUSTRIA
          (cost $21,159)                              21,256
                                                 -----------
          BELGIUM (0.9%)
    91    Delhaize "Le Lion" SA                        6,854
    53    Electrabel SA                               17,346
   693    Fortis 'B'                                  24,997
    38    Groupe Bruxelles Lambert SA                  7,653
   291    KBC Bancassurance Holding NV                15,677
    82    Solvay SA                                    6,771
   208    UCB SA                                       9,017
                                                 -----------
          TOTAL INVESTMENTS IN BELGIUM (cost
          $87,912)                                    88,315
                                                 -----------
          DENMARK (0.9%)
     1    A/S Dampskibsselskabet Svendborg 'B'        16,651
    72    Bang & Olufsen Holding A/S 'B'               2,632
     1    D/S 1912 'B'                                11,778
    57    Danisco A/S                                  2,222

------------------------------------------------------------
SHARES
 HELD     INVESTMENTS                               VALUE
------------------------------------------------------------
          DENMARK (CONTINUED)
    39    Den Danske Bank Group                  $     4,276
    60    ISS International Service System A/S
          'B'(a)                                       4,037
    46    Navision Software A/S(a)                     3,332
    95    Novo Nordisk A/S 'B'                        12,603
   243    Tele Danmark A/S                            18,060
   112    Unidanmark A/S 'A'                           7,884
    24    Vestas Wind Systems A/S(a)                   4,256
                                                 -----------
          TOTAL INVESTMENTS IN DENMARK
          (cost $87,354)                              87,731
                                                 -----------
          FINLAND (2.9%)
    53    Finnlines Oyj                                1,654
   122    Metra Oyj 'B'                                2,273
   106    Metso Oyj(a)                                 1,377
 1,175    Nokia Oyj                                  212,980
    53    Pohjola Group Insurance Corporation
          'B'                                          3,202
   360    Raisio Group PLC                             1,425
   110    Sampo Insurance Company Ltd. 'A'             3,844
   735    Sonera Oyj                                  50,367
   103    Tietoenator Oyj                              6,431
   312    UPM-Kymmene Oyj                             12,567
                                                 -----------
          TOTAL INVESTMENTS IN FINLAND
          (cost $294,768)                            296,120
                                                 -----------
          FRANCE (10.1%)
   166    Accor SA                                     8,019
    81    Air Liquide                                 13,556
   186    Alcatel                                     42,705
   807    Aventis SA                                  46,890
   328    Axa                                         45,713
   422    Banque Nationale de Paris (BNP)             38,926
    32    Bouygues SA                                 20,333
   134    Canal Plus                                  19,499
    83    Cap Gemini SA                               21,062
   326    Carrefour SA                                60,108
    20    Club Mediterranee SA(a)                      2,312
   100    Compagnie de Saint Gobain                   18,801
   194    Compagnie Generale des Etablissements
          Michelin 'B'                                 7,619
   137    Dassault Systemes SA                         8,926
    92    Etablissements Economiques du Casino
          Guichard-Perrachon SA                       10,534
   989    France Telecom SA                          130,765
    84    Groupe Danone SA                            19,794
    62    L'Oreal SA                                  49,729
    90    LVMH (Louis Vuitton Moet Hennessy)          40,303
   125    Lafarge SA (Ordinary)                       14,551
   155    Lagardere SCA                                8,429
    54    PSA Peugeot Citroen                         12,257
   107    Pechiney SA 'A'                              7,645
   101    Pernod Ricard                                5,777

                                   Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                                   (AUDITED)

------------------------------------------------------------
SHARES
 HELD     INVESTMENTS                               VALUE
------------------------------------------------------------
          FRANCE (CONTINUED)
   123    Pinault-Printemps-Redoute SA           $    32,452
    14    Publicis SA                                  5,287
   274    STMicroelectronics                          42,160
    11    Sagem SA                                     7,643
   767    Sanofi-Synthelabo SA(a)                     31,930
   178    Schneider SA                                13,972
    49    Sidel SA                                     5,058
   110    Societe Generale 'A'                        25,588
    45    Sodexho Alliance                             7,962
   175    Suez Lyonnaise des Eaux SA                  28,037
   187    Thomson CSF                                  6,175
   710    Total Fina SA 'B'                           94,734
   338    Usinor SA                                    6,348
   116    Valeo SA                                     8,948
   545    Vivendi                                     49,201
                                                 -----------
          TOTAL INVESTMENTS IN FRANCE
          (cost $1,015,087)                        1,019,748
                                                 -----------
          GERMANY (10.3%)
    23    Adidas-Salomon AG                            1,721
   248    Allianz AG (Registered Shares)              83,412
   654    BASF AG                                     33,719
   777    Bayer AG                                    36,853
    42    Beiersdorf AG                                2,819
   956    DaimlerChrysler AG                          74,127
   634    Deutsche Bank AG (Registered Shares)        53,463
   473    Deutsche Lufthansa AG (Registered
          Shares)                                     11,289
 2,946    Deutsche Telekom AG                        210,630
   464    Dresdner Bank AG                            25,699
   145    EM.TV & Merchandising AG                     9,111
    95    Fresenius Medical Care AG                    8,313
   126    Gehe AG                                      4,885
    35    Heidelberger Zement AG                       2,731
   373    HypoVereinsbank                             25,542
    65    Kamps AG                                     4,484
    59    Karstadt AG                                  2,373
   155    Linde AG                                     8,569
    87    MAN AG                                       3,228
   506    Mannesmann AG                              123,309
    87    Merck KGaA                                   2,716
   234    Metro AG                                    12,583
   164    Muenchener Rueckversicherungs-
          Gesellschaft AG (Registered Shares)         42,030
   216    Preussag AG                                 12,309
   540    RWE AG                                      21,099
    56    SAP AG (Systeme, Anwendungen,
          Produkte in der Datenverarbeitung)          27,350
    45    SAP AG (Systeme, Anwendungen,
          Produkte in der Datenverarbeitung)
          (Preferred)                                 27,144
    90    Schering AG                                 10,953
   582    Siemens AG                                  74,431

------------------------------------------------------------
SHARES
 HELD     INVESTMENTS                               VALUE
------------------------------------------------------------
          GERMANY (CONTINUED)
   560    Thyssen Krupp AG                       $    17,002
   552    Veba AG                                     26,932
   600    Viag AG                                     10,996
   349    Volkswagen AG                               19,600
   215    WCM Beteiligungs-und Grundbesitz AG          8,422
                                                 -----------
          TOTAL INVESTMENTS IN GERMANY
          (cost $1,035,096)                        1,039,844
                                                 -----------
          HONG KONG (2.3%)
 2,200    Bank of East Asia, Ltd.                      6,128
 2,500    CLP Holdings Limited                        11,514
 2,000    Cathay Pacific Airways                       3,564
 2,000    Cheung Kong (Holdings) Ltd.                 25,344
 1,800    Hang Seng Bank Limited                      20,552
 7,000    Hong Kong and China Gas Company Ltd.         9,591
12,800    Hong Kong Telecom Limited                   36,969
 4,000    Hutchison Whampoa Limited                   58,150
 1,000    Johnson Electric Holdings Limited            6,420
 3,000    New World Development Company Ltd.           6,754
 6,000    Sino Land Company Limited                    3,473
 1,000    Swire Pacific Limited 'A'                    5,905
 3,000    Wharf (Holdings) Ltd.                        6,966
                                                 -----------
          TOTAL INVESTMENTS IN HONG KONG
          (cost $233,134)                            232,592
                                                 -----------
          IRELAND (0.4%)
   587    Allied Irish Banks PLC                       6,691
   254    CRH PLC                                      5,474
   354    DCC PLC                                      2,638
 1,810    eircom PLC                                   7,892
 1,473    Fyffes PLC                                   2,967
 1,018    Greencore Group PLC                          3,127
   167    Irish Continental Group PLC                  1,715
 1,387    Jefferson Smurfit Group PLC                  4,190
   268    Jurys Doyle Hotel Group PLC                  1,984
   160    Ryanair Holdings PLC(a)                      1,724
 1,278    Tullow Oil PLC(a)                            1,660
 1,622    Waterford Wedgwood PLC                       1,650
                                                 -----------
          TOTAL INVESTMENTS IN IRELAND
          (cost $41,734)                              41,712
                                                 -----------
          ITALY (4.2%)
   980    Alitalia SpA                                 2,334
 1,185    Assicurazioni Generali                      39,140
   249    Autogrill SpA                                3,134
 7,032    Banca di Roma SpA                            9,036
 4,582    Banca Intesa SpA                            18,595
   588    Banca Popolare di Milano (BPM)               4,577
 2,795    Benetton Group SpA                           6,417
 7,750    ENI SpA                                     42,611
 7,186    Enel SpA(a)                                 30,103
   449    Fiat SpA                                    12,818

                                   Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                                   (AUDITED)

------------------------------------------------------------
SHARES
 HELD     INVESTMENTS                               VALUE
------------------------------------------------------------
          ITALY (CONTINUED)
   645    La Rinascente SpA                      $     4,137
 1,047    Mediaset SpA                                16,279
   855    Mediobanca SpA                               8,722
   189    Mondadori (Arnoldo) Editore SpA              5,995
 3,840    Montedison SpA                               6,284
 5,093    Olivetti SpA(a)                             14,745
 1,495    Parmalat Finanziaria SpA                     1,912
 2,932    Pirelli SpA                                  8,046
   882    Riunione Adriatica di Sicurta SpA            8,846
 1,593    San Paolo-IMI SpA                           21,640
 1,109    Sirti SpA                                    3,965
 1,034    Telecom Italia Mobile (TIM) SpA              4,925
 6,232    Telecom Italia Mobile (TIM) SpA             69,597
 3,405    Telecom Italia SpA                          48,004
 1,187    Telecom Italia SpA (Registered)              7,232
 4,316    Unicredito Italiano SpA                     21,210
                                                 -----------
          TOTAL INVESTMENTS IN ITALY
          (cost $417,828)                            420,304
                                                 -----------
          JAPAN (26.9%)
   200    Acom Co., Ltd.                              19,591
   100    Advantest Corporation                       26,421
 1,000    Ajinomoto Co., Inc.                         10,422
   100    Aoyamma Trading Co., Ltd.                    2,143
 3,000    The Asahi Bank, Ltd.                        18,495
 1,000    Asahi Breweries Limited                     10,940
 2,000    Asahi Chemical Industry Co., Ltd.           10,275
 2,000    Asahi Glass Company, Limited                15,481
   100    Asatsu-Dk Inc.                               6,752
 1,000    The Bank of Fukuoka, Ltd.                    6,938
 4,000    The Bank of Tokyo-Mitsubishi, Ltd.          55,739
 2,000    The Bank of Yokohama, Ltd.                   9,218
   100    Benesse Corporation                         24,073
 1,000    Bridgestone Corp.                           22,018
   100    CSK Corporation                             16,244
 1,000    Canon, Inc.                                 39,730
 1,000    Casio Computer Co., Ltd.                     8,318
     2    Central Japan Railway Company               12,545
 1,000    Citizen Watch Co.                            6,361
 1,000    Dai Nippon Printing Co., Ltd.               15,951
 1,000    The Daiei, Inc.                              3,963
 1,000    Daiichi Pharmaceutical Co., Ltd.            13,005
 2,000    The Daiwa Bank, Ltd.                         5,871
 1,000    Daiwa House Industry Co., Ltd.               7,437
 1,000    Daiwa Securities Group Inc.                 15,647
 1,000    Denki Kagaku Kogyo Kabushiki Kaisha          2,985
 1,000    Denso Corporation                           23,877
     5    East Japan Railway Company                  26,960
 1,000    Ebara Corporation                           11,156
   200    Fanuc Ltd.                                  25,462
 3,000    The Fuji Bank, Limited                      29,152
   100    Fuji Machine Manufacturing Co., Ltd.         8,063

------------------------------------------------------------
SHARES
 HELD     INVESTMENTS                               VALUE
------------------------------------------------------------
          JAPAN (CONTINUED)
 1,000    Fuji Photo Film                        $    36,501
   100    Fuji Soft ABC Incorporated                   7,828
 2,000    Fujitsu Limited                             91,203
 1,000    The Furukawa Electric Co., Ltd.             15,168
   100    Hirose Electric Co. Ltd.                    22,419
 3,000    Hitachi Ltd.                                48,146
 1,000    Honda Motor Co., Ltd.                       37,186
 3,000    The Industrial Bank of Japan, Limited       28,917
 2,000    Itochu Corporation(a)                        9,962
 1,000    Japan Airlines Company, Ltd. (JAL)           2,965
     2    Japan Tobacco, Inc.                         15,305
   800    Kansai Electric Power Company, Inc.         13,943
 1,000    Kao Corporation                             28,525
 2,000    Kawasaki Heavy Industries Ltd.               2,662
 2,000    Kawasaki Steel Corporation(a)                3,581
 1,000    Kinki Nippon Railway Co., Ltd.               4,012
 1,000    Kirin Brewery Company, Ltd.                 10,520
 2,000    Komatsu Ltd.                                 9,199
   100    Konami Co., Ltd.                            17,859
 2,000    Kubota Corporation                           7,652
 1,000    Kuraray Co., Ltd.                           10,128
   200    Kyocera Corporation                         51,864
 2,000    Marubeni Corporation                         8,396
 1,000    Marui Co., Ltd.                             14,933
 2,000    Matsushita Electric Industrial
          Company, Ltd.                               55,387
   100    Meitec Corp.                                 3,180
 1,000    Minebea Company Ltd.                        17,154
 2,000    Mitsubishi Chemical Corporation              7,046
 1,000    Mitsubishi Corporation                       7,721
 2,000    Mitsubishi Electric Corporation             12,917
 2,000    Mitsubishi Estate Company, Limited          19,513
 4,000    Mitsubishi Heavy Industries, Ltd.           13,348
 2,000    Mitsubishi Materials Corporation             4,893
 1,000    Mitsubishi Trust & Banking Corp.             8,807
 1,000    Mitsui & Co., Ltd.                           6,997
 1,000    Mitsui Fudosan Co., Ltd.                     6,772
 1,000    Mitsui Marine and Fire Insurance
          Company, Ltd.                                5,930
 2,000    The Mitsui Trust & Banking Co., Ltd.         4,521
 1,000    Mitsukoshi, Ltd.(a)                          3,523
 2,000    NEC Corporation                             47,656
 1,000    NGK Insulators, Ltd.                         7,427
 1,000    NGK Spark Plug Co., Ltd.                     9,150
   100    Namco Ltd.                                   6,478
   100    Nichiei Co., Ltd.                            2,172
   100    Nintendo Company Ltd.                       16,616
 2,000    Nippon Express Co., Ltd.                    11,058
 1,000    Nippon Meat Packers, Inc.                   12,966
 2,000    Nippon Mitsubishi Oil Corp.                  8,807
 1,000    Nippon Paper Industries Co. Ltd.             5,509
 1,000    Nippon Sheet Glass Company, Ltd.             5,186

                                   Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                                   (AUDITED)

------------------------------------------------------------
SHARES
 HELD     INVESTMENTS                               VALUE
------------------------------------------------------------
          JAPAN (CONTINUED)
 6,000    Nippon Steel Corporation               $    14,033
    12    Nippon Telegraph & Telephone
          Corporation (NTT)                          205,499
 2,000    Nippon Yusen Kabushiki Kaisha                8,181
 4,000    Nissan Motor Co., Ltd.(a)                   15,735
 1,000    Nisshinbo Industries Inc.                    4,521
 2,000    The Nomura Securities Co., Ltd.             36,109
 1,000    Obayashi Corporation                         4,726
 1,000    Oji Paper Co., Ltd.                          6,018
   100    Oriental Land Co., Ltd.                      8,592
   100    Orix Corporation                            22,527
 1,000    Osaka Gas Co.                                2,407
   200    Promise Co., Ltd.                           10,177
 1,000    Renown Incorporated                          2,446
   100    Rohm Company Ltd.                           41,100
   100    SMC Corporation                             22,125
 4,000    The Sakura Bank, Ltd.                       23,173
 1,000    Sankyo Company, Ltd.                        20,550
 2,000    Sanyo Electric Co., Ltd.                     8,122
   200    Sega Enterprises Ltd.                        6,361
 1,000    Sekisui Chemical Co., Ltd.                   4,433
 1,000    Sekisui House, Ltd.                          8,856
 1,000    Sharp Corporation                           25,590
 1,000    Shin-Etsu Chemical Co., Ltd.                43,057
 1,000    Shionogi & Co., Ltd.                        12,144
 1,000    Shiseido Company, Limited                   14,581
 1,000    The Shizuoka Bank, Ltd.                     10,255
   100    Softbank Corporation                        95,704
   400    Sony Corporation                           118,603
 3,000    The Sumitomo Bank, Ltd.                     41,071
 1,000    Sumitomo Chemical Co., Ltd.                  4,697
 1,000    Sumitomo Corporation                         9,698
 1,000    Sumitomo Electric Industries                11,557
 1,000    Sumitomo Heavy Industries, Ltd.              2,740
 1,000    Sumitomo Metal Industries, Ltd.                753
 1,000    Sumitomo Metal Mining Co.                    2,231
 1,000    Taisho Pharmaceutical Company, Ltd.         29,357
 1,000    Takeda Chemical Industries, Ltd.            49,418
   200    Takefuji Corporation                        25,032
 2,000    Teijin Limited                               7,378
   300    Tohoku Electric Power Co., Inc.              4,462
 2,000    The Tokai Bank Ltd.                         12,604
 2,000    The Tokio Marine & Fire Insurance Co.
          Ltd.                                        23,388
 1,400    Tokyo Electric Power                        37,538
 4,000    Tokyo Gas Co.                                9,747
 1,000    Toppan Printing Co., Ltd.                    9,981
 2,000    Toray Industries, Inc.                       7,750
 4,000    Toshiba Corporation                         30,531
 1,000    Toto Limited                                 6,048
 4,000    Toyota Motor Corporation                   193,757
   100    Uni-Charm Corporation                        5,764

------------------------------------------------------------
SHARES
 HELD     INVESTMENTS                               VALUE
------------------------------------------------------------
          JAPAN (CONTINUED)
   100    World Co., Ltd.                        $    12,428
 1,000    Yamaha Corporation                           6,498
 1,000    Yamato Transport Co., Ltd.                  38,751
 1,000    Yokogawa Electric Corporation                7,055
                                                 -----------
          TOTAL INVESTMENTS IN JAPAN
          (cost $2,689,269)                        2,706,700
                                                 -----------
          NETHERLANDS (5.2%)
 1,434    ABN AMRO Holding NV                         35,812
   136    ASM Lithography Holding NV(a)               15,106
   625    Aegon NV                                    60,357
   310    Akzo Nobel NV                               15,546
   301    Baan Company, NV(a)                          4,253
   226    Buhrmann NV                                  3,402
   843    Elsevier NV                                 10,068
   136    Getronics NV                                10,847
   191    Hagemeyer NV                                 4,422
   261    Heineken NV                                 12,726
    85    IHC Caland NV                                3,103
   896    ING Groep NV                                54,082
   486    KPN NV                                      47,423
   626    Koninklijke Ahold NV                        18,527
   101    Koninklijke Luchtvaart Maatschappij
          NV (KLM)                                     2,594
   317    Koninklijke (Royal) Philips
          Electronics NV                              43,095
   216    Oce NV                                       3,650
 2,047    Royal Dutch Petroleum Company              125,432
   408    TNT Post Group NV                           11,689
   505    Unilever NV 'A'                             27,888
   238    Vedior NV 'A'                                2,445
   250    Wolters Kluwer NV 'A'                        8,459
                                                 -----------
          TOTAL INVESTMENTS IN THE NETHERLANDS
          (cost $518,544)                            520,926
                                                 -----------
          NEW ZEALAND (0.1%)
 1,001    Fletcher Challenge Energy                    2,612
   529    Lion Nathan Limited                          1,229
 2,337    Telecom Corporation of New Zealand
          Limited                                     10,977
                                                 -----------
          TOTAL INVESTMENTS IN NEW ZEALAND
          (cost $14,801)                              14,818
                                                 -----------
          NORWAY (0.4%)
   232    ASK Proxima ASA(a)                           1,623
   963    Christiania Bank Og Kreditkasse              4,752
    62    Elkem ASA                                    1,433
   224    Merkantildata ASA                            2,715
   410    NCL Holdings ASA(a)                          1,772
   204    Norsk Hydro ASA                              8,564
   306    Orkla ASA 'A'                                5,276
   176    Petroleum Geo-Services(a)                    3,144

                                   Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                                   (AUDITED)

------------------------------------------------------------
SHARES
 HELD     INVESTMENTS                               VALUE
------------------------------------------------------------
          NORWAY (CONTINUED)
   171    Schibsted ASA                          $     3,183
   449    Storebrand ASA(a)                            3,422
                                                 -----------
          TOTAL INVESTMENTS IN NORWAY
          (cost $35,732)                              35,884
                                                 -----------
          PORTUGAL (0.4%)
 1,117    BPI-SGPS, SA (Registered Shares)             4,758
 1,074    Banco Comercial Portugues, SA (BCP)
          (Registered Shares)                          5,959
   302    Brisa-Auto Estradas de Portugal, SA          2,317
   587    EDP-Electricidade de Portugal, SA           10,244
   166    Jeronimo Martins SGPS, SA                    4,246
 1,070    Portugal Telecom SA (Registered
          Shares)                                     11,734
   110    Sonae SGPS, SA                               5,804
                                                 -----------
          TOTAL INVESTMENTS IN PORTUGAL
          (cost $44,857)                              45,062
                                                 -----------
          SINGAPORE (1.0%)
 1,000    City Developments Limited                    5,856
 2,000    DBS Group Holdings Limited                  32,793
 1,000    DBS Land Limited                             1,970
 2,000    Keppel Corporation Ltd.                      5,237
 2,000    Neptune Orient Lines Limited(a)              2,679
 2,000    Oversea-Chinese Banking Corporation
          Ltd.                                        18,378
 1,000    Singapore Airlines Ltd.                     11,351
 1,000    Singapore Technologies Engineering
          Ltd.                                         1,549
 6,000    Singapore Telecommunications, Ltd.          12,396
 1,000    United Overseas Bank Ltd.                    8,829
                                                 -----------
          TOTAL INVESTMENTS IN SINGAPORE
          (cost $101,385)                            101,038
                                                 -----------
          SPAIN (2.7%)
   138    ACS, Actividades de Construccion y
          Servicios, SA                                3,273
   108    Acerinox SA                                  4,307
   512    Altadis                                      7,321
   606    Argentina, Caja Postal y Banco
          Hipotecario de Espana, SA                   14,237
 2,243    Banco Bilbao Vizcaya, SA                    31,938
 3,326    Banco Santander Central Hispano, SA         37,646
 1,120    Endesa SA                                   22,230
   360    Gas Natural SDG, SA 'E'                      8,291
   492    Grupo Dragados SA                            4,340
 1,081    Iberdrola SA                                14,979
 1,289    Repsol-YPF, SA                              29,880
 3,191    Telefonica SA(a)                            79,691

------------------------------------------------------------
SHARES
 HELD     INVESTMENTS                               VALUE
------------------------------------------------------------
          SPAIN (CONTINUED)
   460    TelePizza, SA(a)                       $     1,945
   416    Union Electrica Fenosa, SA                   7,264
                                                 -----------
          TOTAL INVESTMENTS IN SPAIN
          (cost $266,121)                            267,342
                                                 -----------
          SWEDEN (2.7%)
   216    Atlas Copco AB 'A'                           6,396
   442    Electrolux AB 'B'                           11,136
   647    ForeningsSparbanken AB                       9,521
   750    Hennes & Mauritz AB 'B'                     25,165
   123    NetCom AB 'B'(a)                             8,659
   179    OM Gruppen AB                                3,899
   142    SKF AB 'B'                                   3,461
   105    Sandvik AB 'A'                               3,294
   136    Sandvik AB 'B'                               4,339
   285    Securitas AB 'B'                             5,167
   500    Skandia Forsakrings AB                      15,128
   884    Skandinaviska Enskilda Banken (SEB)
          'A'                                          8,950
   176    Skanska AB 'B'                               6,568
   292    Svenska Cellulosa AB (SCA) 'B'               8,663
   538    Svenska Handelsbanken AB                     6,777
 1,868    Telefonaktiebolaget LM Ericsson 'B'        120,296
   358    Trelleborg AB (Class B)                      3,224
   391    Volvo AB 'B'                                10,127
    95    WM-Data AB 'B'                               5,883
                                                 -----------
          TOTAL INVESTMENTS IN SWEDEN
          (cost $265,223)                            266,653
                                                 -----------
          SWITZERLAND (5.6%)
   293    ABB Ltd.(a)                                 35,850
    20    Adecco SA (Registered Shares)               15,581
    10    Alusuisse Lonza Group AG (Registered
          Shares)                                      7,376
   255    Credit Suisse Group (Registered
          Shares)                                     50,705
     7    Holderbank Financiere Glarus AG 'B'          9,587
     2    Jemoli Holding AG                            2,387
     7    Lonza AG (Registered Shares)(a)              4,257
    39    Nestle SA (Registered Shares)               71,473
    71    Novartis AG (Registered Shares)            104,290
     7    Roche Holdings AG (Bearer)                  83,119
     1    Roche Holdings AG (Genusss)                 16,335
    20    SAirGroup                                    4,027
     2    SGS Societe Generale de Surveillance
          Holding SA 'B'(a)                            2,551
    15    Schweizerische Rueckversicherungs-
          Gesellschaft (Registered Shares)            30,826
     7    Sulzer AG (Registered Shares)                4,552
     5    The Swatch Group AG 'B'                      5,761
     6    The Swatch Group AG (Registered
          Shares)                                      1,398
    76    Swisscom AG (Registered Shares)             30,749

                                   Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                                   (AUDITED)

------------------------------------------------------------
SHARES
 HELD     INVESTMENTS                               VALUE
------------------------------------------------------------
          SWITZERLAND (CONTINUED)
   201    UBS AG (Registered Shares)             $    54,300
    49    Zurich Allied AG                            27,952
                                                 -----------
          TOTAL INVESTMENTS IN SWITZERLAND
          (cost $560,898)                            563,076
                                                 -----------
          UNITED KINGDOM (18.9%)
   747    3i Group PLC                                13,324
   206    ARM Holdings PLC(a)                         13,890
 1,206    Abbey National PLC                          19,273
   744    Airtours PLC                                 4,564
 1,744    Allied Zurich PLC                           20,537
   819    Amvescap PLC                                 9,519
   409    Arjo Wiggins Appleton PLC                    1,485
 1,678    AstraZeneca Group PLC                       69,558
 1,357    BAA PLC                                      9,529
   184    BBA Group PLC                                1,485
 3,351    BG Group PLC                                21,637
   352    BOC Group PLC                                7,557
18,779    BP Amoco PLC                               188,699
 1,371    Barclays PLC                                39,437
   608    Barratt Developments PLC                     2,827
 1,070    Bass PLC                                    13,308
 1,139    Blue Circle Industries PLC                   6,614
 1,163    Boots Company PLC                           11,301
 3,145    British Aerospace PLC                       20,814
 1,369    British Airways PLC                          8,928
 2,577    British American Tobacco PLC                14,632
   838    The British Land Company PLC                 5,546
 1,576    British Sky Broadcasting Group PLC
          ("BSkyB")                                   25,351
 6,218    British Telecommunications PLC             151,861
   331    Burmah Castrol PLC                           6,038
 1,337    CGU PLC                                     21,528
 2,078    Cadbury Schweppes PLC                       12,545
 1,086    Canary Wharf Finance PLC(a)                  6,749
   233    Capita Group PLC                             4,231
   875    Carlton Communications PLC                   8,517
   287    Celltech Group PLC(a)                        2,451
 3,291    Centrica PLC                                 9,323
   491    Compass Group PLC                            6,737
 3,931    Corus Group PLC                             10,216
 2,984    Diageo PLC                                  23,988
   497    Dixons Group PLC                            11,946
   984    EMI Group PLC                                9,649
    31    Eidos PLC(a)                                 2,720
   232    Electrocomponents PLC                        2,567
 1,092    FKI PLC                                      4,230
   554    GKN PLC                                      8,719
 1,362    George Wimpey PLC                            2,440
 3,428    Glaxo Wellcome PLC                          96,836
 1,516    Granada Group PLC                           15,356
 1,318    The Great Universal Stores PLC               7,702

------------------------------------------------------------
SHARES
 HELD     INVESTMENTS                               VALUE
------------------------------------------------------------
          UNITED KINGDOM (CONTINUED)
 8,050    HSBC Holdings PLC                      $   112,141
 2,037    Halifax PLC                                 22,573
   876    Hanson PLC                                   7,339
   671    Hays PLC                                    10,680
 2,157    Hilton Group PLC                             6,903
   763    IMI PLC                                      3,301
   902    Imperial Chemical Industries PLC             9,544
 3,316    Invensys PLC                                18,039
 1,478    J Sainsbury PLC                              8,332
 1,107    Kingfisher PLC                              12,276
 2,172    LASMO PLC                                    4,128
   795    Land Securities PLC                          8,906
 4,107    Legal & General Group PLC                   11,171
 5,100    Lloyds TSB Group PLC                        63,760
   321    Logica PLC                                   8,275
 2,587    Marconi PLC                                 45,747
 3,347    Marks & Spencer PLC                         15,925
   651    Misys PLC                                   10,141
 1,095    National Grid Group PLC                      8,325
 1,622    National Power PLC                           9,386
   952    Nycomed Amersham PLC                         5,924
   516    Pearson PLC                                 16,692
   761    The Peninsular and Oriental Steam
          Navigation Company                          12,689
 1,321    Pilkington PLC                               1,802
 1,751    Prudential Corporation PLC                  34,483
    98    Psion PLC                                    4,271
   124    RMC Group PLC                                1,701
   484    Racal Electronic PLC                         4,336
   588    Railtrack Group PLC                          9,871
   377    Rank Group PLC                               1,193
 1,386    Reed International PLC                      10,370
 2,921    Rentokil Initial PLC                        10,644
 1,322    Reuters Group PLC                           18,128
   918    Rio Tinto PLC (Registered Shares)           22,153
 1,005    Royal Bank of Scotland Group PLC            17,813
   547    SEMA Group PLC                               9,836
 1,371    The Sage Group PLC                          16,720
   197    Schroders PLC                                3,962
 2,140    Scottish Power PLC                          16,201
   394    Seton Scholl Healthcare Group PLC            4,988
   527    Slough Estates PLC                           2,999
 1,461    Smith & Nephew PLC                           4,905
 5,260    SmithKline Beecham PLC                      67,076
   480    Smiths Industries PLC                        7,167
 2,330    Stagecoach Holdings PLC                      5,999
   483    TI Group PLC                                 3,703
   414    Tarmac PLC                                   3,676
   828    Tate & Lyle PLC                              5,319
 5,731    Tesco PLC                                   17,415
   573    Thames Water PLC                             7,140
   834    Unigate PLC                                  4,173

                                   Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                                   (AUDITED)

------------------------------------------------------------
SHARES
 HELD     INVESTMENTS                               VALUE
------------------------------------------------------------
          UNITED KINGDOM (CONTINUED)
 2,468    Unilever PLC                           $    18,146
 1,020    United Biscuits (Holdings) PLC               4,363
   811    United Utilities PLC                         8,424
29,226    Vodafone AirTouch PLC                      144,714
   619    WPP Group PLC                                9,802
   247    Williams PLC                                 1,123
   843    Wolseley PLC                                 6,460
                                                 -----------
          TOTAL INVESTMENTS IN THE UNITED
          KINGDOM (cost $1,906,376)                1,899,437
                                                 -----------

------------------------------------------------------------
   FACE
  AMOUNT     ISSUE                                  VALUE
------------------------------------------------------------
             SHORT-TERM SECURITIES (99.8%)
             COMMERCIAL PAPER* (14.9%)
$  500,000   Associates First Capital Corp., 4%
             due 1/03/2000                       $   499,889
   500,000   The CIT Group Holdings, Inc.,
             4.75% due 1/03/2000                     499,868
   500,000   General Motors Acceptance Corp.,
             5% due 1/03/2000                        499,861
                                                 -----------
             TOTAL INVESTMENTS IN
             COMMERCIAL PAPER
             (cost $1,499,618)                     1,499,618
                                                 -----------
             US GOVERNMENT AGENCY OBLIGATIONS*
             (84.9%)
 2,500,000   Federal Farm Credit Banks, 4.35%
             due 1/14/2000                         2,496,073
 1,047,000   Federal Home Loan Banks, 5.15% due
             1/26/2000                             1,043,256
 2,500,000   Federal Home Loan Mortgage
             Corporation, 4.30% due 1/13/2000      2,496,417
 2,500,000   Federal National Mortgage
             Association, 4% due 1/19/2000         2,495,000
                                                 -----------
             TOTAL INVESTMENTS IN US GOVERNMENT
             AGENCY OBLIGATIONS
             (cost $8,530,746)                     8,530,746
                                                 -----------
             TOTAL INVESTMENTS IN SHORT-TERM
             SECURITIES
             (cost $10,030,364)                   10,030,364
                                                 -----------
             TOTAL INVESTMENTS -- 198.3%
             (cost $19,910,212)                   19,940,910
             LIABILITIES IN EXCESS OF OTHER
             ASSETS -- (98.3)%                    (9,886,592)
                                                 -----------
             NET ASSETS -- 100.0%                $10,054,318
                                                 ===========

-------------------------------------------------------
 * Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.

(a) Non-income producing security.

See accompanying notes to the financial statements.

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                   (AUDITED)
--------------------------------------------------------------------------------

                                                                                            AS OF
                                                                                      DECEMBER 31, 1999
                                                                                      -----------------
ASSETS:
  Investments, at value (identified cost -- $19,910,212)                                 $19,940,910
  Cash                                                                                           856
  Investment adviser receivable                                                                  298
  Prepaid expenses                                                                            11,900
                                                                                         -----------
       Total Assets                                                                       19,953,964
                                                                                         -----------
LIABILITIES:
  Securities purchased payable                                                             9,887,404
  Accrued expenses                                                                            12,242
                                                                                         -----------
       Total Liabilities                                                                   9,899,646
                                                                                         -----------
NET ASSETS:
  Net assets                                                                             $10,054,318
                                                                                         ===========
NET ASSETS CONSIST OF:
  Partners' capital                                                                      $10,031,175
  Unrealized appreciation on investments and foreign currency transactions -- net             23,143
                                                                                         -----------
  Net assets                                                                             $10,054,318
                                                                                         ===========

------------------------------------------------------

See accompanying notes to the financial statements.

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                            STATEMENT OF OPERATIONS

                                   (AUDITED)
--------------------------------------------------------------------------------

                                                                                   FOR THE PERIOD
                                                                                 DECEMBER 30, 1999+
                                                                                TO DECEMBER 31, 1999
                                                                                --------------------
INVESTMENT INCOME:
  Interest and discount earned                                                        $ 1,219
EXPENSES:
  Accounting services                                         $   150
  Offering costs                                                  100
  Pricing fees                                                     50
  Custodian fees                                                   42
  Investment advisory fees                                          6
                                                              -------
  Total expenses before reimbursement                             348
  Reimbursement of expenses                                      (304)
                                                              -------
       Total expenses after reimbursement                                                  44
                                                                                      -------
INVESTMENT INCOME -- NET                                                                1,175
                                                                                      -------
UNREALIZED GAIN (LOSS) ON INVESTMENTS & FOREIGN CURRENCY
  TRANSACTIONS -- NET:
  Unrealized appreciation/depreciation on:
     Investments -- net                                        30,698
     Foreign currency transactions -- net                      (7,555)                 23,143
                                                              -------                 -------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                                          $24,318
                                                                                      =======

------------------------------------------------------

+ Commencement of operations.

See accompanying notes to the financial statements.

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                   (AUDITED)
--------------------------------------------------------------------------------

                                                                                       FOR THE PERIOD
                                                                                     DECEMBER 30, 1999+
                                                                                    TO DECEMBER 31, 1999
                                                                                    --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Investment income -- net                                                              $     1,175
  Unrealized appreciation on investments and foreign currency
     transactions -- net                                                                     23,143
                                                                                        -----------
  Net increase in net assets resulting from operations                                       24,318
                                                                                        -----------
NET CAPITAL CONTRIBUTIONS:
  Increase in net assets derived from net capital contributions                          10,030,000
                                                                                        -----------
NET ASSETS:
  Total increase in net assets                                                           10,054,318
  Beginning of period                                                                            --
                                                                                        -----------
  End of period                                                                         $10,054,318
                                                                                        ===========

------------------------------------------------------

+ Commencement of operations.

See accompanying notes to the financial statements.

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                              FINANCIAL HIGHLIGHTS

                                   (AUDITED)
--------------------------------------------------------------------------------

The following ratios have been derived from information provided in the financial statements.

                                                                   FOR THE PERIOD
                                                                 DECEMBER 30, 1999+
                                                                TO DECEMBER 31, 1999
                                                                --------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses, net of reimbursement                                         0.08%*
                                                                      -------
  Expenses                                                               0.63%*
                                                                      -------
  Investment income -- net                                               2.14%*
                                                                      -------
SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                            $10,054
                                                                      -------
  Portfolio turnover                                                     0.00%
                                                                      =======

------------------------------------------------------
* Annualized.

+ Commencement of operations.

See accompanying notes to the financial statements.

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                         NOTES TO FINANCIAL STATEMENTS

                                   (AUDITED)
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Master International (Capitalization Weighted) Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) VALUATION OF INVESTMENTS

Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) DERIVATIVE FINANCIAL INSTRUMENTS

The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

- Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

- Forward foreign exchange contracts -- The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts.

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                                   (AUDITED)
--------------------------------------------------------------------------------

- Foreign currency options and futures -- The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) FOREIGN CURRENCY TRANSACTIONS

Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) INCOME TAXES

The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the period December 30, 1999 to December 31, 1999, FAM earned fees of $6, all of which were waived. FAM also reimbursed the Fund for additional expenses of $298.

Accounting services are provided to the Series by FAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. INVESTMENTS

Purchases of investments, excluding short-term securities, for the period December 30, 1999 to December 31, 1999 was $9,879,849.

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                                   (AUDITED)
--------------------------------------------------------------------------------

Net unrealized gains (losses) as of December 31, 1999 were as follows:

                                                                  UNREALIZED
                                                                    GAINS
                                                                   (LOSSES)
                                                                --------------
Investments:
  Long-term.................................................       $30,698
                                                                   -------
          Total investments.................................        30,698
                                                                   -------
Currency Transactions:
  Foreign currency transactions.............................        (7,555)
                                                                   -------
          Total currency transactions.......................        (7,555)
                                                                   -------
          Total.............................................       $23,143
                                                                   -------

As of December 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $30,698, of which $45,565 related to appreciated securities and $14,867 related to depreciated securities. At December 31, 1999, the aggregate cost of investments for Federal income tax purposes was $19,910,212.

4. COMMITMENTS

At December 31, 1999, the Series entered into foreign exchange contracts, under which it had agreed to purchase foreign currency with the approximate value of $9,989,000.

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND INVESTORS,
MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master International (Capitalization Weighted) Index Series (one of the series constituting Quantitative Master Series Trust) as of December 31, 1999, the related statements of operations and changes in net assets and the financial highlights for the period December 30, 1999 (commencement of operations) to December 31, 1999. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master International (Capitalization Weighted) Index Series of Quantitative Master Series Trust as of December 31, 1999, the result of its operations, the changes in its net assets, and the financial highlights for the respective stated period in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 15, 2000

                       MASTER AGGREGATE BOND INDEX SERIES

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999

                                   (AUDITED)

------------------------------------------------------------
   FACE
  AMOUNT      ISSUE                                VALUE
------------------------------------------------------------
US GOVERNMENT & AGENCY OBLIGATIONS (42.5%)
$ 5,800,000   Federal Home Loan Mortgage
              Corporation, 5.75% due 7/15/2003  $  5,611,691
  1,300,000   Federal Home Loan Mortgage
              Corporation, 7.18% due 6/27/2006     1,311,978
  1,200,000   Federal National Mortgage
              Association, 5.625% due
              3/15/2001                            1,188,496
    300,000   Federal National Mortgage
              Association, 5.45% due
              10/10/2003                             286,317
    220,000   Federal National Mortgage
              Association, 6.85% due 4/05/2004       219,803
  1,700,000   Federal National Mortgage
              Association, 5.75% due 2/15/2008     1,565,261
    700,000   Financing Corp., 9.80% due
              11/30/2017                             875,217
  1,490,000   Tennessee Valley Authority,
              Series E, 6.25% due 12/15/2017       1,337,275
    800,000   United States Treasury Bonds,
              8.75% due 11/15/2008                   855,872
 24,850,000   United States Treasury Bonds,
              8.75% due 5/15/2017                 29,680,094
  8,000,000   United States Treasury Bonds,
              6.625% due 2/15/2027                 7,928,720
  5,400,000   United States Treasury Bonds,
              6.375% due 8/15/2027                 5,186,538
  1,600,000   United States Treasury Bonds,
              6.125% due 11/15/2027                1,488,992
  8,900,000   United States Treasury Notes,
              5.375% due 2/15/2001                 8,824,884
  4,700,000   United States Treasury Notes,
              5.00% due 2/28/2001                  4,639,793
  5,300,000   United States Treasury Notes,
              4.875% due 3/31/2001                 5,218,009
  4,700,000   United States Treasury Notes,
              5.00% due 4/30/2001                  4,630,957
  9,600,000   United States Treasury Notes,
              5.25% due 5/31/2001                  9,477,024
  4,000,000   United States Treasury Notes,
              5.50% due 7/31/2001                  3,956,880
  4,900,000   United States Treasury Notes,
              5.50% due 8/31/2001                  4,844,091
  2,200,000   United States Treasury Notes,
              5.875% due 11/30/2001                2,185,898
 12,530,000   United States Treasury Notes,
              6.50% due 5/31/2002                 12,590,645
  2,400,000   United States Treasury Notes,
              5.50% due 1/31/2003                  2,344,872
  2,800,000   United States Treasury Notes,
              5.25% due 8/15/2003                  2,699,816
  3,500,000   United States Treasury Notes,
              5.75% due 8/15/2003                  3,428,355
  5,200,000   United States Treasury Notes,
              4.25% due 11/15/2003                 4,829,500
  7,400,000   United States Treasury Notes,
              4.75% due 2/15/2004                  6,980,272
  3,400,000   United States Treasury Notes,
              5.875% due 2/15/2004                 3,339,956
  7,700,000   United States Treasury Notes,
              5.25% due 5/15/2004                  7,376,369

------------------------------------------------------------
   FACE
  AMOUNT      ISSUE                                VALUE
------------------------------------------------------------
US GOVERNMENT & AGENCY OBLIGATIONS (CONTINUED)
$ 3,120,000   United States Treasury Notes,
              6.00% due 8/15/2004               $  3,071,234
  6,200,000   United States Treasury Notes,
              5.875% due 11/15/2005                6,018,836
  5,550,000   United States Treasury Notes,
              6.25% due 2/15/2007                  5,460,700
  5,400,000   United States Treasury Notes,
              6.625% due 5/15/2007                 5,421,114
  3,200,000   United States Treasury Notes,
              6.125% due 8/15/2007                 3,120,000
  4,400,000   United States Treasury Notes,
              5.50% due 5/15/2009                  4,099,568
    600,000   United States Treasury Notes,
              6.00% due 8/15/2009                    581,250
                                                ------------
              TOTAL INVESTMENTS IN US
              GOVERNMENT & AGENCY OBLIGATIONS
              (cost $179,447,005)                172,676,277
                                                ------------

US GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS** (34.1%)
  1,318,435   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              5.50% due 10/01/2013-1/01/2014       1,226,065
  1,446,507   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              5.50% due 12/01/2028-2/01/2029       1,282,217
    575,842   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              6.00% due 4/01/2013-8/01/2013          547,996
    495,529   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              6.00% due 5/01/2029                    454,131
  7,276,253   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              6.50% due 1/01/2026-7/01/2029        6,875,007
  3,737,217   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              7.00% 1/01/2008-6/01/2013            3,709,974
 13,231,361   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              7.00% due 9/01/2025-10/01/2029      12,821,418
  1,380,608   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              7.50% due 5/01/2007-5/01/2013        1,393,694
  5,733,740   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              7.50% due 1/01/2023-11/01/2029       5,683,889
  4,220,546   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              8.00% due 6/01/2024-1/01/2028        4,257,428
    554,003   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              8.50% due 5/01/2028-2/01/2029          568,806
    432,543   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              9.00% due 6/01/2025                    452,093

                                   Continued

                       MASTER AGGREGATE BOND INDEX SERIES

                                   (AUDITED)

------------------------------------------------------------
   FACE
  AMOUNT      ISSUE                                VALUE
------------------------------------------------------------
US GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS**
  (CONTINUED)
$   639,790   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              9.50% due 2/01/2019               $    682,651
  1,201,958   Federal National Mortgage
              Association, 5.50% due
              6/01/2011-2/01/2014                  1,117,287
  8,635,388   Federal National Mortgage
              Association, 6.00% due
              2/01/2013-7/01/2014                  8,203,758
 11,894,468   Federal National Mortgage
              Association, 6.00% due
              1/01/2026-7/01/2029                 10,897,788
    395,498   Federal National Mortgage
              Association, 6.50%(2) due
              10/01/2004                             390,381
  7,732,002   Federal National Mortgage
              Association, 6.50% due
              1/01/2013-7/01/2014                  7,515,371
 25,092,813   Federal National Mortgage
              Association, 6.50% due
              12/01/2025-5/01/2029                23,699,537
    393,925   Federal National Mortgage
              Association, 7.00% due 6/01/2014       389,699
  8,052,446   Federal National Mortgage
              Association, 7.00% due
              4/01/2027-9/01/2028                  7,800,016
  4,179,813   Federal National Mortgage
              Association, 7.50% due
              8/01/2027-11/01/2027                 4,137,050
    400,000   Federal National Mortgage
              Association, 7.50% due TBA(1)          395,750
    197,989   Government National Mortgage
              Association, 5.50% due 4/15/2029       174,881
    553,741   Government National Mortgage
              Association, 6.00% due
              6/15/2011-2/15/2012                    529,482
  2,525,259   Government National Mortgage
              Association, 6.00% due
              4/20/2026-6/15/2029                  2,301,535
    180,213   Government National Mortgage
              Association, 6.50% due 2/15/2014       174,807
  8,510,529   Government National Mortgage
              Association, 6.50% due
              4/15/2026-7/20/2029                  7,991,144
    192,727   Government National Mortgage
              Association, 7.00% due 4/15/2013       190,983
 10,130,466   Government National Mortgage
              Association, 7.00% due
              12/15/2023-10/15/2029                9,799,427
    400,000   Government National Mortgage
              Association, 7.00% due TBA(1)          395,872
  6,307,171   Government National Mortgage
              Association, 7.50% due
              3/15/2024-12/15/2029                 6,244,022
  3,125,069   Government National Mortgage
              Association, 8.00% due
              12/15/2022-12/15/2029                3,164,002

------------------------------------------------------------
   FACE
  AMOUNT      ISSUE                                VALUE
------------------------------------------------------------
US GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS**
  (CONTINUED)
$   500,000   Government National Mortgage
              Association, 8.00% due TBA(1)     $    505,000
  1,427,602   Government National Mortgage
              Association, 8.50% due
              11/15/2017-3/15/2028                 1,470,044
    799,144   Government National Mortgage
              Association, 9.00% due
              11/15/2016-11/15/2024                  839,023
     82,962   Government National Mortgage
              Association, 9.50% due 9/15/2021        88,302
                                                ------------
              TOTAL US GOVERNMENT AGENCY
              MORTGAGE-BACKED OBLIGATIONS
              (cost $143,720,973)                138,370,530
                                                ------------

-------------------------------------------------------------------
  S&P    MOODY'S     FACE
RATINGS  RATINGS    AMOUNT     CORPORATE BONDS & NOTES     VALUE
-------------------------------------------------------------------
 INDUSTRIES -- BANKING (2.8%)
A         Aa3     $1,000,000   BankAmerica
                               Corporation, 6.875% due
                               6/01/2003                    989,680
NR        A2       2,000,000   BankBoston NA, 8.375%
                               due 12/15/2002             2,051,720
                               Chase Manhattan Corporation:
A         A1       1,000,000   9.75% due 11/01/2001       1,047,340
A         A1         500,000   6.75% due 8/15/2008          475,700
                               Citicorp:
A+        A1         500,000   9.50% due 2/01/2002          524,445
A+        A1         500,000   7.625% due 5/01/2005         505,430
A+        A1         500,000   6.375% due 11/15/2008        462,205
A         A1       1,000,000   First Bank Systems,
                               Inc., 7.55% due
                               6/15/2004                    999,890
A-        A3       1,020,000   Fleet/Norstar Financial
                               Group, Inc., 8.125% due
                               7/01/2004                $ 1,044,531
A+        Aa3      1,335,000   Norwest Corp., 5.75%
                               due 2/01/2003              1,284,911
A-        A1       1,050,000   Republic New York,
                               7.53% due 12/04/2026         913,847
AA        Aa2        230,000   Swiss Bank Corp., NY,
                               7.50% due 7/15/2025          219,618
A-        Aa3      1,000,000   Wells Fargo Capital,
                               8.125% due
                               12/01/2026(a)                942,231
                                                        -----------
                                                         11,461,548
                                                        -----------
FINANCIAL SERVICES (2.0%)
A+        Aa3        500,000   Citigroup Capital II,
                               7.75% due 12/01/2036         456,726
BBB       Baa1       500,000   EOP Operating LP, 6.75%
                               due 2/15/2008                459,845
A         A2         500,000   Equitable Companies
                               Inc., 9% due 12/15/2004      530,580
A-        A3         200,000   Heller Financial Inc.,
                               7% due 5/15/2002             198,906
                               Lehman Brothers Holdings Inc.:
A         Baa1       500,000   7.625% due 6/01/2006         496,030
A         Baa1     1,000,000   7.20% due 8/15/2009          954,400

                                   Continued

                       MASTER AGGREGATE BOND INDEX SERIES

                                   (AUDITED)

-------------------------------------------------------------------
  S&P    MOODY'S     FACE
RATINGS  RATINGS    AMOUNT     CORPORATE BONDS & NOTES     VALUE
-------------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
A+        Aa3     $1,000,000   Morgan Stanley Group,
                               Inc., 6.50% due
                               3/30/2001                $   994,580
BBB+      Baa1     1,000,000   PaineWebber Group Inc.,
                               7.74% due 1/30/2012          971,110
A         Aa3      2,000,000   Salomon Smith Barney
                               Holdings, Inc., 6.25%
                               due 5/15/2003              1,938,800
BBB+      Baa1       500,000   Simon Debartolo, 6.75%
                               due 7/15/2004                470,600
BBB       Baa2       500,000   Spieker Properties LP,
                               6.875% due 2/01/2005         475,975
                                                        -----------
                                                          7,947,552
                                                        -----------
FINANCIAL SERVICES -- CONSUMER (0.9%)
                               Associates Corp. NA:
AA-       Aa3        500,000   6.50% due 7/15/2002          494,615
AA-       Aa3        500,000   7.23% due 5/17/2006          496,935
A+        Aa3        200,000   CIT Group Holdings,
                               Inc., 5.875% due
                               10/15/2008                   176,538
A         A2       1,000,000   Household Finance
                               Corp., 5.875% due
                               2/01/2009                    884,610
BBB       Baa3     1,000,000   Newcourt Credit Group,
                               6.875% due 2/16/2005         979,620
A-        A3         500,000   Washington Mutual,
                               Inc., 7.25% due
                               6/15/2001                    499,665
                                                        -----------
                                                          3,531,983
                                                        -----------
FOREIGN GOVERNMENT OBLIGATIONS (1.0%)
AA+       Aa2        500,000   Canada Government Bond,
                               5.25% due 11/05/2008         440,950
AA-       Aa2      1,000,000   Province of British Co-
                               lumbia, 7.25% due
                               9/01/2036                    945,770
                               Province of Ontario:
AA-       Aa3        500,000   7.375% due 1/27/2003         505,200
AA-       Aa3        500,000   7.625% due 6/22/2004         510,940
A         A2         750,000   Province of
                               Saskatchewan, 8% due
                               7/15/2004                    775,860
AA        Aa3      1,000,000   Republic of Italy,
                               6.875% due 9/27/2023         947,290
                                                        -----------
                                                          4,126,010
                                                        -----------
INDUSTRIAL -- CONSUMER GOODS (1.5%)
A+        A1       1,000,000   Anheuser-Busch Compa-
                               nies, Inc., 6.75% due
                               11/01/2006                   963,970
A+        A3       1,000,000   Coca-Cola Enterprises,
                               6.75% due 9/15/2028          881,120
BBB-      Baa3     1,000,000   Fred Meyer Inc., 7.45%
                               due 3/01/2008                973,800
AA        Aa2      1,000,000   McDonald's Corp., 5.35%
                               due 9/15/2008                877,650
                               Nabisco Inc.:
BBB       Baa2     1,000,000   6% due 2/15/2011             985,060
BBB       Baa2       500,000   6.375% due 2/01/2035         464,360

-------------------------------------------------------------------
  S&P    MOODY'S     FACE
RATINGS  RATINGS    AMOUNT     CORPORATE BONDS & NOTES     VALUE
-------------------------------------------------------------------
INDUSTRIAL -- CONSUMER GOODS (CONTINUED)
                               Philip Morris Companies, Inc.:
A         A2      $  500,000   9% due 1/01/2001         $   506,900
A         A2         365,000   6.95% due 6/01/2006          359,562
                                                        -----------
                                                          6,012,422
                                                        -----------
INDUSTRIAL -- ENERGY (1.3%)
BBB-      Baa3       500,000   CMS Panhandle Holding
                               Co., 6.50% due
                               7/15/2009(a)                 457,195
AA-       A2         500,000   Consolidated Natural
                               Gas Company, 6.625% due
                               12/01/2008                   464,120
                               Enron Corp.:
BBB+      Baa2       500,000   6.625% due 10/15/2003        485,580
BBB       Baa3     1,000,000   6.75% due 7/01/2005          957,630
                               KN Energy, Inc.:
BBB-      Baa2       500,000   6.45% due 3/01/2003          486,035
BBB-      Baa2       500,000   6.65% due 3/01/2005          478,525
BBB       Baa3       500,000   Occidental Petroleum
                               Corp., 8.45% due
                               2/15/2029                    518,590
A-        A3       1,000,000   Phillips Petroleum,
                               8.86% due 5/15/2022        1,011,490
BBB-      Baa2       150,000   USX Corp., 8.125% due
                               7/15/2023                    149,867
BBB       Baa2       500,000   Ultramar Diamond Sham-
                               rock, 8% due 4/01/2023       477,570
                                                        -----------
                                                          5,486,602
                                                        -----------
INDUSTRIAL -- MANUFACTURING (3.3%)
A         A2         500,000   Atlantic Richfield Com-
                               pany, 8.44% due
                               2/21/2012                    541,990
AA-       A1         500,000   Boeing Co., 6.35% due
                               6/15/2003                    489,700
A+        A1         150,000   Chrysler Corp., 7.45%
                               due 3/01/2027                145,351
A-        Baa1       500,000   Dana Corporation, 7%
                               due 3/01/2029                435,060
                               Ford Motor Credit Company:
A         A1       1,000,000   7.75% due 11/15/2002       1,016,650
A         A1       1,500,000   7.20% due 6/15/2007        1,472,115
AAA       Aaa        300,000   General Electric
                               Capital Corp., 8.375%
                               due 3/01/2001                305,520
                               General Motors Acceptance Corp.:
A         A2         100,000   9.375% due 4/01/2000         100,789
A         A2       1,400,000   9% due 10/15/2002(b)       1,466,598
A         A2         600,000   8.80% due 3/01/2021          659,856
BBB-      Baa2       500,000   Georgia-Pacific Corp.,
                               7.375% due 12/01/2025        458,300
A+        A1       1,000,000   International Business
                               Machines Corp., 7.125%
                               due 12/01/2096               913,890
                               Lockheed Martin Corp.:
BBB+      Baa1       500,000   7.25% due 5/15/2006          476,930
BBB+      Baa1       500,000   7.70% due 6/15/2008          479,645

                                   Continued

                       MASTER AGGREGATE BOND INDEX SERIES

                                   (AUDITED)

-------------------------------------------------------------------
  S&P    MOODY'S     FACE
RATINGS  RATINGS    AMOUNT     CORPORATE BONDS & NOTES     VALUE
-------------------------------------------------------------------
INDUSTRIAL -- MANUFACTURING (CONTINUED)
A         A2      $  400,000   Lucent Technologies
                               Inc., 6.90% due
                               7/15/2001                $   400,784
BBB       Baa1       600,000   Raytheon Co., 6.75% due
                               3/15/2018                    521,136
BBB       A3         500,000   Saga Petroleum ASA,
                               7.25% due 9/23/2027          452,545
BBB       Ba1        500,000   Seagate Technology,
                               Inc., 7.45% due
                               3/01/2037                    435,685
BBB       Baa1     1,000,000   TRW Inc., 6.25% due
                               1/15/2010                    878,390
NR*       Baa2     1,500,000   Union Carbide Corpora-
                               tion, 6.25% due
                               6/15/2003                  1,451,865
BBB+      A2         500,000   Xerox Capital Trust I,
                               8% due 2/01/2027             449,884
                                                        -----------
                                                         13,552,683
                                                        -----------
INDUSTRIAL -- OTHER (0.9%)
                               CSX Corp.:
BBB       Baa2       500,000   7.45% due 5/01/2007          491,510
BBB       Baa2       200,000   7.90% due 5/01/2017          198,182
BBB-      Baa3       750,000   Delta Airlines, 10.375%
                               due 2/01/2011                857,258
BBB+      Baa1       500,000   Norfolk Southern Corpo-
                               ration, 7.70% due
                               5/15/2017                    488,450
BBB-      Baa3     1,000,000   Union Pacific Corp.,
                               9.625% due 12/15/2002      1,060,860
BB+       Baa3       650,000   United Airlines, 9% due
                               12/15/2003                   670,111
                                                        -----------
                                                          3,766,371
                                                        -----------
INDUSTRIAL -- SERVICES (3.0%)
BBB       Baa3       450,000   Comcast Cable Communi-
                               cations, 8.375% due
                               5/01/2007                    465,155
A-        Baa1       500,000   Computer Associates In-
                               ternational, Inc.,
                               6.375% due 4/15/2005         465,065
A-        A3       1,000,000   Dayton Hudson Corp.,
                               10% due 1/01/2011          1,169,360
A-        A3       1,000,000   Hertz Corp., 7% due
                               1/15/2028                    885,990
                               J.C. Penney Company, Inc.:
BBB+      A3       1,000,000   7.60% due 4/01/2007          929,540
BBB+      A3         200,000   7.95% due 4/01/2017          177,824
BBB-      Baa3     1,000,000   J Seagrams & Sons, 7%
                               due 4/15/2008                950,600
A+        A1         360,000   The May Department
                               Stores Company, 7.60%
                               due 6/01/2025                352,753
BBB-      Baa3     2,000,000   News America Inc.,
                               7.25% due 5/18/2018        1,813,240
AA        Aa2        500,000   The Procter & Gamble
                               Company, 8% due
                               9/01/2024                    537,040

-------------------------------------------------------------------
  S&P    MOODY'S     FACE
RATINGS  RATINGS    AMOUNT     CORPORATE BONDS & NOTES     VALUE
-------------------------------------------------------------------
INDUSTRIAL -- SERVICES (CONTINUED)
A-        A2      $  500,000   Sears Discover Credit
                               Corp., 9.14% due
                               3/13/2012                $   532,745
A-        A2         500,000   Sears, Roebuck & Co.,
                               6.25% due 1/15/2004          474,570
BBB       Baa1     1,000,000   Service Corp. Interna-
                               tional, 6% due
                               12/15/2005                   700,450
                               Tele-Communications Inc.:
AA-       A2       1,375,000   8.25% due 1/15/2003        1,422,836
AA-       A2         100,000   9.80% due 2/01/2012          116,834
BBB       Baa3     1,000,000   Time Warner Inc., 7.75%
                               due 6/15/2005              1,011,030
                                                        -----------
                                                         12,005,032
                                                        -----------
UTILITIES -- COMMUNICATIONS (1.8%)
A         A2       1,000,000   360 Communications Co.,
                               7.125% due 3/01/2003         994,480
AA-       A1       1,000,000   AT&T Corporation, 6%
                               due 3/15/2009                907,120
AA        Aa2      1,000,000   Bell Atlantic, PA, 6%
                               due 12/01/2028               789,950
AAA       Aaa        900,000   BellSouth Telecommuni-
                               cations, Inc., 6.75%
                               due 10/15/2033               793,206
A         Baa1       750,000   GTE Corp., 7.83% due
                               5/01/2023                    711,998
A-        A3         150,000   MCI Communications
                               Corp., 7.50% due
                               8/20/2004                    151,614
A-        A3         750,000   MCI WorldCom Inc.,
                               7.75% due 4/01/2007          764,843
AA        Aa3        500,000   Southwestern Bell Tele-
                               communications, 6.625%
                               due 7/15/2007                478,655
BBB+      Baa1       500,000   Sprint Capital Corpora-
                               tion, 6.125% due
                               11/15/2008                   453,340
A+        Baa1       700,000   US West Communica-
                               tions, 6.875% due
                               9/15/2033                    594,734
A-        A3         500,000   WorldCom Inc., 6.40%
                               due 8/15/2005                478,915
                                                        -----------
                                                          7,118,855
                                                        -----------
UTILITIES -- GAS & ELECTRIC (1.4%)
AA-       A1       1,470,000   Baltimore Gas &
                               Electric Co., 8.375%
                               due 8/15/2001              1,505,545
BBB       Baa3       500,000   Commonwealth Edison,
                               Inc., 6.95% due
                               7/15/2018                    443,685
BBB+      Baa3       500,000   Consumers Energy,
                               6.375% due 2/01/2008         454,000
                               Detroit Edison Company:
A-        A3         100,000   5.93% due 2/01/2001           99,002
A-        A3         500,000   7.22% due 8/01/2002          499,045

                                   Continued

                       MASTER AGGREGATE BOND INDEX SERIES

                                   (AUDITED)

-------------------------------------------------------------------
  S&P    MOODY'S     FACE
RATINGS  RATINGS    AMOUNT     CORPORATE BONDS & NOTES     VALUE
-------------------------------------------------------------------
UTILITIES -- GAS & ELECTRIC (CONTINUED)
AA-       Aa3     $1,000,000   Florida Power Corp.,
                               6.875% due 2/01/2008     $   965,840
A-        A3         500,000   Houston Lighting and
                               Power, 8.75% due
                               3/01/2022                    510,070
AA+       Aa2      1,250,000   Wisconsin Electric and
                               Power, 7.25% due
                               8/01/2004                  1,249,138
                                                        -----------
                                                          5,726,325
                                                        -----------
YANKEE -- CORPORATE (2.3%)
AA-       Aa3        425,000   Abbey National First
                               Capital, 8.20% due
                               10/15/2004                   438,311
A         A1         500,000   BCH Ltd. (Cayman Is-
                               lands), 6.50% due
                               2/15/2006                    471,340
A-        A3         500,000   BHP Finance USA Lim-
                               ited, 6.42% due
                               3/01/2026                    484,380
BBB+      Baa2       528,000   Celulosa Arauco, 6.75%
                               due 12/15/2003               504,504
BBB+      Baa3       400,000   Fairfax Financial
                               Holdings Ltd., 8.30%
                               due 4/15/2026                354,656
A+        A1         550,000   Grand Metropolitan In-
                               vestment Corp., 9% due
                               8/15/2011                    611,369
A+        A2       1,000,000   Hydro-Quebec, 8.875%
                               due 3/01/2026              1,111,430
BBB-      Baa3     1,000,000   Korea Development Bank,
                               6.625% due 11/21/2003        960,110
BBB-      Baa3       500,000   Korea Telecom, 7.625%
                               due 4/15/2007                480,650
BBB       Baa2     1,000,000   Noranda Forest Inc.,
                               6.875% due 11/15/2005        922,110
A         A2         500,000   Norsk Hydro A/S, 6.70%
                               due 1/15/2018                441,550
BBB+      A3         500,000   Phillips Electronics
                               NV, 7.75% due 5/15/2025      476,365
A         A1       1,000,000   Santander Financial
                               Issuances Ltd., 7% due
                               4/01/2006                    969,930
A+        Aa3        500,000   Sony Corporation,
                               6.125% due 3/04/2003         487,475
A-        Baa1       500,000   Tyco International
                               Group SA, 6.875% due
                               1/15/2029                    424,935
A         A2         300,000   WMC Finance USA, 7.25%
                               due 11/15/2013               278,502
                                                        -----------
                                                          9,417,617
                                                        -----------
                               TOTAL INVESTMENTS IN
                               CORPORATE BONDS
                               & NOTES
                               (cost $96,004,752)        90,153,000
                                                        -----------

------------------------------------------------------------
   FACE
  AMOUNT                   ISSUE                   VALUE
------------------------------------------------------------
          )                   REPURCHASE AGREEMENTS*** (0.4%
$1,640,000   Donaldson, Lufkin & Jenrette,
             Inc., purchased on 12/31/1999 to
             yield 2.50% to 1/03/2000           $  1,640,000
             TOTAL REPURCHASE AGREEMENTS (cost
             $1,640,000)                          1,640,000
                                                ------------
             TOTAL INVESTMENTS -- 99.2%
             (cost $420,812,730)                 402,839,807
                                                ------------
             OTHER ASSETS LESS
             LIABILITIES -- 0.8%                   3,308,471
                                                ------------
             NET ASSETS -- 100.0%               $406,148,278
                                                ============

-------------------------------------------------------
  * Not Rated.

 ** Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

*** Repurchase Agreements are fully collateralized by US Government Agency
    Obligations.

 (a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

 (b) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase by the Series.

 (1) Represents or includes a "to-be-announced" (TBA) transaction. The Series has committed to purchase securities for which all specific information is not available at this time.

 (2) Represents balloon mortgages that amortize on a 30-year schedule and have 7-year maturities.

See accompanying notes to the financial statements.

                       MASTER AGGREGATE BOND INDEX SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                   (AUDITED)
--------------------------------------------------------------------------------

                                                                                        AS OF
                                                                                  DECEMBER 31, 1999
                                                                                  -----------------
ASSETS:
  Investments, at value (identified cost -- $420,812,730)                           $402,839,807
  Receivables:
     Interest                                                $5,122,516
     Securities sold                                            456,220
     Contributions                                              220,130                5,798,866
                                                             ----------
  Deferred organization expenses                                                           3,823
  Prepaid expenses                                                                        90,239
                                                                                    ------------
       Total Assets                                                                  408,732,735
                                                                                    ------------
LIABILITIES:
  Payables:
     Securities purchased                                     1,812,571
     Withdrawals                                                678,776
     Investment adviser                                           3,958                2,495,305
                                                             ----------
  Accrued expenses and other liabilities                                                  89,152
                                                                                    ------------
       Total Liabilities                                                               2,584,457
                                                                                    ------------
NET ASSETS:
  Net assets                                                                        $406,148,278
                                                                                    ============
NET ASSETS CONSIST OF:
  Partners capital                                                                  $424,121,201
  Unrealized depreciation on investments -- net                                      (17,972,923)
                                                                                    ------------
  Net assets                                                                        $406,148,278
                                                                                    ============

------------------------------------------------------

See accompanying notes to the financial statements.

                       MASTER AGGREGATE BOND INDEX SERIES

                            STATEMENT OF OPERATIONS

                                   (AUDITED)
--------------------------------------------------------------------------------

                                                                                   FOR THE YEAR
                                                                                       ENDED
                                                                                 DECEMBER 31, 1999
                                                                                 -----------------
INVESTMENT INCOME:
  Interest and discount earned                                                     $ 28,387,184
  Other                                                                                     800
                                                                                   ------------
       Total income                                                                  28,387,984
                                                                                   ------------
EXPENSES:
  Investment advisory fees                                    $185,365
  Accounting services                                           97,195
  Custodian fees                                                58,019
  Professional fees                                             53,603
  Pricing fees                                                  26,996
  Trustees' fees and expenses                                    3,795
  Amortization of organization expenses                          1,697
  Other                                                          4,690
                                                              --------
       Total expenses                                                                   431,360
                                                                                   ------------
INVESTMENT INCOME -- NET                                                             27,956,624
                                                                                   ------------
REALIZED/UNREALIZED LOSS ON INVESTMENTS -- NET:
  Realized loss from investments -- net                                                (884,394)
  Change in unrealized appreciation/depreciation on
     investments -- net                                                             (32,485,362)
                                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $ (5,413,132)
                                                                                   ============

------------------------------------------------------

See accompanying notes to the financial statements.

                       MASTER AGGREGATE BOND INDEX SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                                   (AUDITED)
--------------------------------------------------------------------------------

                                                                FOR THE YEAR         FOR THE YEAR
                                                                    ENDED                ENDED
                                                              DECEMBER 31, 1999    DECEMBER 31, 1998
                                                              -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Investment income -- net                                      $ 27,956,624         $ 24,615,843
  Realized gain (loss) on investments -- net                        (884,394)           1,822,916
  Change in unrealized appreciation/depreciation on
     investments -- net                                          (32,485,362)           7,171,047
                                                                ------------         ------------
  Net increase (decrease) in net assets resulting from
     operations                                                   (5,413,132)          33,609,806
                                                                ------------         ------------
NET CAPITAL CONTRIBUTIONS:
  Increase (decrease) in net assets derived from net capital
     contributions                                               (23,373,384)          93,584,591
                                                                ------------         ------------
NET ASSETS:
  Total increase (decrease) in net assets                        (28,786,516)         127,194,397
  Beginning of year                                              434,934,794          307,740,397
                                                                ------------         ------------
  End of year                                                   $406,148,278         $434,934,794
                                                                ============         ============

------------------------------------------------------

See accompanying notes to the financial statements.

                       MASTER AGGREGATE BOND INDEX SERIES

                              FINANCIAL HIGHLIGHTS

                                   (AUDITED)
--------------------------------------------------------------------------------

The following ratios have been derived from information provided in the financial statements.

                                                FOR THE YEAR         FOR THE YEAR        FOR THE PERIOD
                                                    ENDED                ENDED          APRIL 3, 1997+ TO
                                              DECEMBER 31, 1999    DECEMBER 31, 1998    DECEMBER 31, 1997
                                              -----------------    -----------------    -----------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses, net of reimbursement                      0.10%                0.12%                0.15%*
                                                  --------             --------             --------
  Expenses                                            0.10%                0.13%                0.18%*
                                                  --------             --------             --------
  Investment income net                               6.30%                6.20%                6.34%*
                                                  --------             --------             --------
SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)        $406,148             $434,935             $307,740
                                                  --------             --------             --------
  Portfolio turnover                                 61.82%               27.89%               86.58%
                                                  --------             --------             --------

------------------------------------------------------

+ Commencement of operations

* Annualized

See accompanying notes to the financial statements.

                       MASTER AGGREGATE BOND INDEX SERIES

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1999

                                   (AUDITED)
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Master Aggregate Bond Index Series (the "Series") (formerly Merrill Lynch Aggregate Bond Index Series) is part of Quantitative Master Series Trust (the "Trust") (formerly Merrill Lynch Index Trust). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) VALUATION OF INVESTMENTS

Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) REPURCHASE AGREEMENTS

The Series invests in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Series takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Series may be delayed or limited.

(c) DERIVATIVE FINANCIAL INSTRUMENTS

The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

 - Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 - Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability.

                       MASTER AGGREGATE BOND INDEX SERIES

                               DECEMBER 31, 1999

                                   (AUDITED)
--------------------------------------------------------------------------------

   The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

   Written and purchased options are non-income producing investments.

(d) INCOME TAXES

The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(e) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) DEFERRED ORGANIZATION EXPENSES

Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(g) DOLLAR ROLLS

The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .06% of the average daily value of the Series' net assets. Effective August 2, 1999, the annual rate was changed to .01%.

Merrill Lynch Trust Company, an indirect wholly-owned subsidiary of ML & Co., is the Series' custodian.

Accounting services are provided to the Series by FAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

                       MASTER AGGREGATE BOND INDEX SERIES

                               DECEMBER 31, 1999

                                   (AUDITED)
--------------------------------------------------------------------------------

3. INVESTMENTS

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1999 were $272,285,312 and $267,488,412, respectively.

Net realized losses for the year ended December 31, 1999 and net unrealized losses as of December 31, 1999 were as follows:

                                                       REALIZED      UNREALIZED
                                                        LOSSES         LOSSES
                                                       ---------    ------------
Long-term investments................................  $(884,394)   $(17,972,923)
                                                       ---------    ------------
     Total...........................................  $(884,394)   $(17,972,923)
                                                       =========    ============

As of December 31, 1999, net unrealized depreciation for Federal income tax purposes aggregated $18,078,179, of which $165,826 related to appreciated securities and $18,244,005 related to depreciated securities. At December 31, 1999, the aggregate cost of investments for Federal income tax purposes was $420,917,986.

4. CAPITAL LOSS CARRYFORWARD

At December 31, 1999, the Series had a net capital loss carryforward of approximately $115,000, all of which expires in 2007. This amount will be available to offset like amounts of any future taxable gains.

                       MASTER AGGREGATE BOND INDEX SERIES

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND INVESTORS,
MASTER AGGREGATE BOND INDEX SERIES
(FORMERLY MERRILL LYNCH AGGREGATE BOND INDEX SERIES):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Aggregate Bond Index Series (one of the series constituting Quantitative Master Series Trust (formerly Merrill Lynch Index Trust)) as of December 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Aggregate Bond Index Series of Quantitative Master Series Trust as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2000

                        MORLEY CAPITAL ACCUMULATION FUND

                            NATIONWIDE MUTUAL FUNDS
                                 ANNUAL REPORT
                                OCTOBER 31, 2000

MORLEY CAPITAL ACCUMULATION FUND

MANAGEMENT DISCUSSION OF PERFORMANCE

For the 12-month period ended October 31, 2000, the Morley Capital Accumulation Fund returned 5.52%+ versus 5.81% for the Lipper Money Market Fund Index, the benchmark index.

During this period when interest rates generally rose for the first seven months and then declined for the next five the Fund's net assets grew some 143% to $19.66 million. The Fund took advantage of the generally higher level of rates by deploying its new cash resources into seasoned federal agency mortgage-backed securities. These assets offered stable duration and cash flow characteristics as well as an attractive positive spread to U.S. Treasury securities. In addition, the Fund was able to purchase high-grade corporate securities at attractive spreads. The yield of the Fund, as measured by end-of-period 30-day SEC yields, increased by 70 basis points over the 12-month period. Both Agency and corporate securities contributed to this increase in yield.

Since late May, bond prices have improved steadily as data continue to suggest a potential slowing of economic activity and, as a result, a possible end to this interest rate cycle. Based on this outlook, one would expect some pressure on corporate spreads, as credit concerns emerge in the context of less favorable business conditions. This indeed has occurred as the Fund's Corporate bond holdings modestly underperformed its Agency securities. However, because the Fund is a stable-value investment, its book value maintenance agreements (or "wrap contracts") maintain a net asset value of $10.00 per share it will generally experience neither price appreciation nor price depreciation per share. The wrap contracts will generally absorb any fluctuation in the relative performance of the Fund's securities holdings.

Over the past 12 months, the Fund has continued to diversify its holdings by adding significant positions in selected high-quality corporate names. After careful analysis of the potential risks to maintaining its target duration, the Fund also purchased callable securities issued by the Federal Home Loan Bank System.

Looking forward, the Fund expects to continue to deploy new shareholder investments into spread product rather than into U.S. Treasury securities. If the interest rate environment remains benign, assets such as seasoned mortgage-backed securities, medium term corporate notes, and asset-backed securities should provide attractive yields relative to Treasuries with only modest fluctuation in duration, and produce high dividend income for shareholders. The Fund's wrap contracts should also continue to provide stable net asset value per share.
---------------

+ Performance of Service Class shares without sales charge and assuming all distributions are reinvested.
Portfolio Manager:
  Union Bond & Trust Company -- Adviser
  Thomas F. Mitchell -- Portfolio Manager

PORTFOLIO MARKET VALUE: $19,892,970
OCTOBER 31, 2000

                                FUND COMPOSITION

                           Repurchase Agreement 6.9%
                             Corporate Bonds 20.3%
                       U.S. Government Obligations 72.8%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Periods Ended October 31, 2000)

         SERVICE   INSTITUTIONAL
          CLASS        CLASS        IRA
 YEARS   SHARES       SHARES       SHARES
-----------------------------------------
   1      5.52%        5.93%        5.51%
 Life*    5.23%        5.65%        5.23%
-----------------------------------------

Past performance is no guarantee of future results.

There are no sales charges on the Shares of the Morley Capital Accumulation
Fund.

* All 3 classes of shares were first offered to the public on February 1, 1999.

                                                  INST. SERVICE
                                   SERVICE            CLASS          IRA SHARES          LBIC/GB             CPI
                                   -------        -------------      ----------          -------             ---
02/99                               10000             10000             10000             10000             10000
10/99                               10358             10389             10358             10005             10237
10/00                               10930             11006             10829             10649             10606

                                LIPPER MONEY
                                 MARKET FUND
                                ------------
02/99                               10000
10/99                               10344
10/00                               10946

Comparative performance of $10,000 invested in the Fund, the Lipper Money Market Fund(1), the Consumer Price Index (CPI)(2), and the Lehman Brothers Intermediate Corporate/Government Bond Index (LBIC/GB)(3) since inception (2/1/99) to 10/31/00. Unlike our Fund, the Indices do not reflect any fees or expenses.

(1) The Lipper Money Market Fund generally reflects the return on selected Money Market Mutual Funds maintaining a constant price per share. The Fund changed to this benchmark index to more accurately reflect the securities in which the Fund invests.

(2) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

(3) The LBIC/GB generally reflects the total return of intermediate-term U.S. government and corporate securities.

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                  STATEMENT OF INVESTMENTS -- OCTOBER 31, 2000

----------------------------------------------------------
PRINCIPAL    SECURITY                             VALUE
----------------------------------------------------------
             US GOVERNMENT SPONSORED AND AGENCY
             OBLIGATIONS (73.6%)
             GOVERNMENT-AGENCY (8.8%)
$1,230,000   FHLB, 7.02%, 09/13/04             $ 1,227,838
   500,000   FHLB, 6.81%, 09/27/04                 498,251
                                               -----------
                                                 1,726,089
                                               -----------

             GOVERNMENT-SPONSORED MORTGAGE-BACKED
             OBLIGATIONS (64.8%)
   878,894   FHLMC, Pool E00241, 6.00%,
             10/01/08                              857,937
   641,145   FHLMC, Pool E74820, 6.00%,
             01/01/09                              625,857
   847,344   FHLMC, Pool E00315, 7.50%,
             04/01/09                              857,794
 1,334,644   FHLMC, Pool G10665, 7.00%,
             03/01/12                            1,332,068
 1,529,028   FHLMC, Pool E00489, 7.00%,
             06/01/12                            1,525,097
 1,100,882   FHLMC, Pool E00616, 6.00%,
             01/01/14                            1,062,046
   914,221   FNMA, Pool 496705, 6.50%,
             08/01/06                              902,201
 1,005,575   FNMA, Pool 252318, 6.00%,
             02/01/09                              980,185
   983,654   FNMA, Pool 303880, 7.00%,
             05/01/11                              983,478
   958,656   FNMA, Pool 313409, 6.50%,
             03/01/12                              944,082
 1,751,061   FNMA REMIC, Series 98-24 BA,
             6.00%, 11/18/23                     1,683,532
 1,030,026   GNMA REMIC, Series 99-18 B,
             6.25%, 07/16/26                       993,883
                                               -----------
                                                12,748,160
                                               -----------
             TOTAL US GOVERNMENT SPONSORED
             AND AGENCY OBLIGATIONS
             (cost $14,578,058)                 14,474,249
                                               -----------

----------------------------------------------------------
PRINCIPAL    SECURITY                             VALUE
----------------------------------------------------------
             CORPORATE BONDS (20.6%)
             FINANCIAL SERVICES (20.6%)
$  950,000   Associates Corp., 6.69%,
             04/01/03                          $   944,512
   950,000   Bank of America, 5.75%, 03/01/04      917,783
   850,000   Morgan Stanley Dean Witter,
             5.63%, 01/20/04                       814,001
   805,000   Norwest Financial, 5.38%,
             09/30/03                              769,688
   600,000   Wachovia Corp., 6.70%, 06/21/04       591,737
                                               -----------
             TOTAL CORPORATE BONDS
             (cost $3,996,371)                   4,037,721
                                               -----------

             REPURCHASE AGREEMENT (7.0%)
 1,381,000   Fifth Third Bank, 6.35%,
             10/31/00, matures 11/01/00,
             Collateralized by $1,401,093
             FNMA Pool 303741, 7.00%
             02/01/11, Market Value
             $1,408,620
             TOTAL REPURCHASE AGREEMENT
             (cost $1,381,000)                   1,381,000
                                               -----------
             TOTAL INVESTMENTS
             (cost $19,955,429)                $19,892,970
                                               ===========

-------------------------------------------------------
The abbreviations in the above statement stand for the following:

       FHLMC  Federal Home Loan Mortgage Corp.
       FNMA   Federal National Mortgage Association
       GNMA   Government National Mortgage Association
       REMIC  Real Estate Mortgage Investment Conduit
       FHLB   Federal Home Loan Bank

VALUE OF WRAP CONTRACTS:
Wrap contract with Bank of America NT&SA         $21,664
Wrap contract with Deutsche Bank America          21,664
Wrap contract with Transamerica Life Insurance
  Company                                         21,665
                                                 -------
TOTAL WRAP CONTRACTS                             $64,993
                                                 -------

Wrap Contracts: Each wrap contract obligates the wrap provider to maintain the "book value" of a portion of the Fund's assets upon the occurrence of certain specified events. The value of wrap contracts is the fair value as determined under valuation procedures approved by the Trust's Board of Trustees.

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages based on net assets of $19,660,085.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $18,574,428)      $18,511,970
  Repurchase agreements, at value (cost $1,381,000)             1,381,000
  Wrap contracts, at value                                         64,993
  Cash                                                                656
  Receivable from advisor                                          18,309
  Interest and dividends receivable                               126,175
  Prepaid and other assets                                          1,912
                                                              -----------
       Total Assets                                            20,105,015
                                                              -----------
LIABILITIES:
  Distributions payable                                            97,327
  Payable for investment securities purchased                     313,498
  Accrued expenses and other payables:
     Investment advisory fees                                       4,084
     Fund administration fees                                       4,242
     Transfer agent fees                                              164
     Distribution fees                                              2,220
     Administrative servicing fees                                    740
     Wrap contract premiums                                         2,124
     Other                                                         20,531
                                                              -----------
       Total Liabilities                                          444,930
                                                              -----------
NET ASSETS                                                    $19,660,085
                                                              ===========
NET ASSETS:
  Capital                                                     $19,660,109
  Accumulated net investment income                                   (24)
  Net unrealized appreciation from investments and wrap
     contracts                                                      2,535
  Accumulated net realized losses from investment
     transactions                                                  (2,535)
                                                              -----------
       Net Assets                                             $19,660,085
                                                              ===========
NET ASSETS:
  Service Class Shares                                        $ 8,820,471
  Institutional Class Shares                                    8,973,024
  IRA Shares                                                    1,866,590
                                                              -----------
       Total                                                  $19,660,085
                                                              ===========
SHARES OUTSTANDING (unlimited number of shares authorized):
  Service Class Shares(a)                                         882,043
  Institutional Class Shares                                      897,311
  IRA Shares                                                      186,660
                                                              -----------
       Total                                                    1,966,014
                                                              ===========
NET ASSET VALUE AND OFFERING PRICE:*
  Service Class Shares(a)                                     $     10.00
  Institutional Class Shares                                  $     10.00
  IRA Shares                                                  $     10.00

------------------------------------------------------

 * None of the shares classes are subject to a front-end sales charge.

(a) Formerly known as Institutional Service Class.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest income                                             $913,909
                                                              --------
EXPENSES:
  Investment management fees                                    48,755
  Fund administration fees                                      50,000
  Custodian fees                                                 2,508
  Distribution fees                                             18,337
  Administrative servicing fees                                  6,212
  Professional fees                                             35,677
  Trustees' fees and expenses                                      185
  Transfer agent fees                                            1,393
  Wrap contract premiums                                        19,765
  Registration and filing fees                                  17,769
  Shareholders' reports                                         24,890
  Other                                                          3,460
                                                              --------
     Total expenses before waived or reimbursed expenses       228,951
  Expenses waived or reimbursed                               (122,899)
                                                              --------
     Net expenses                                              106,052
                                                              --------
NET INVESTMENT INCOME                                         $807,857
                                                              ========
NET REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  WRAP CONTRACTS:
  Net realized losses on investment transactions              $ (2,535)
  Net change in unrealized appreciation on investments           8,295
                                                              --------
Net realized/unrealized gains on investments and wrap
  contracts                                                      5,760
                                                              --------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                $813,617
                                                              ========

------------------------------------------------------
See accompanying notes to the financial statements

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        PERIOD FROM
                                                              FOR THE YEAR ENDED    FEBRUARY 1, 1999 TO
                                                               OCTOBER 31, 2000     OCTOBER 31, 1999(a)
                                                              ------------------    -------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                                          $   807,857            $   207,909
  Net realized (losses) on investment transactions and wrap
     contracts                                                        (2,535)              (178,390)
  Net change in unrealized appreciation on investments                 8,295                178,390
                                                                 -----------            -----------
  Change in net assets resulting from operations                     813,617                207,909
                                                                 -----------            -----------
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS FROM:(b)
  Net investment income                                             (313,130)               (36,651)
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
  Net investment income                                             (397,936)              (130,488)
DISTRIBUTIONS TO IRA FUND SHAREHOLDERS FROM:
  Net investment income                                             (102,551)               (40,794)
                                                                 -----------            -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS                 (813,617)              (207,933)
                                                                 -----------            -----------
CAPITAL TRANSACTIONS:*
  Proceeds from shares issued                                     17,873,703              9,324,720
  Distributions reinvested                                           687,811                207,718
  Cost of shares redeemed                                         (6,911,522)            (1,522,321)
                                                                 -----------            -----------
  Change in net assets from capital transactions                  11,649,992              8,010,117
                                                                 -----------            -----------
  Change in net assets                                            11,649,992              8,010,093
NET ASSETS:
  Beginning of period                                              8,010,093                     --
                                                                 -----------            -----------
  End of period                                                  $19,660,085            $ 8,010,093
                                                                 ===========            ===========
SHARE TRANSACTIONS:*
  Sold                                                             1,787,371                932,471
  Reinvested                                                          68,781                 20,773
  Redeemed                                                          (691,150)              (152,232)
                                                                 -----------            -----------
  Change in shares                                                 1,165,002                801,012
                                                                 ===========            ===========

------------------------------------------------------
 * Both the capital transactions and share transactions sections represent combined data for all three classes of shares.

(a) Fund commenced operations and all three classes of shares were offered first on February 1, 1999.

(b) Formerly known as Institutional Service Class.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      SERVICE CLASS(b)               INSTITUTIONAL CLASS                IRA CLASS(a)
                                -----------------------------   -----------------------------   -----------------------------
                                                PERIOD FROM                     PERIOD FROM                     PERIOD FROM
                                FOR THE YEAR    FEBRUARY 1,     FOR THE YEAR    FEBRUARY 1,     FOR THE YEAR    FEBRUARY 1,
                                   ENDED            1999           ENDED            1999           ENDED            1999
                                OCTOBER 31,    TO OCTOBER 31,   OCTOBER 31,    TO OCTOBER 31,   OCTOBER 31,    TO OCTOBER 31,
                                    2000          1999(a)           2000          1999(a)           2000          1999(a)
                                ------------   --------------   ------------   --------------   ------------   --------------
NET ASSETS VALUE --
  BEGINNING OF PERIOD              $10.00          $10.00          $10.00          $10.00          $10.00          $10.00
                                   ------          ------          ------          ------          ------          ------
INVESTMENT ACTIVITIES:
  Net investment income              0.53            0.35            0.57            0.38            0.53            0.35
  Net realized and unrealized
     gain                            0.01              --            0.01              --            0.01              --
                                   ------          ------          ------          ------          ------          ------
     Total investment
       activities                    0.54            0.35            0.58            0.38            0.54            0.35
                                   ------          ------          ------          ------          ------          ------
DISTRIBUTIONS:
  Net investment income             (0.54)          (0.35)          (0.58)          (0.38)          (0.54)          (0.35)
                                   ------          ------          ------          ------          ------          ------
     Total distributions            (0.54)          (0.35)          (0.58)          (0.38)          (0.54)          (0.35)
                                   ------          ------          ------          ------          ------          ------
NET ASSET VALUE --
  END OF PERIOD                     10.00           10.00           10.00           10.00           10.00           10.00
                                   ======          ======          ======          ======          ======          ======
  Total Return (excluding
     sales charges)                  5.52%           3.60%(c)        5.93%           3.91%(c)        5.51%           3.60%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period
  (000)                            $8,820          $1,051          $8,973          $5,130          $1,867          $1,829
Ratio of expenses to average
  net assets                         0.95%           0.95%(d)        0.55%           0.55%(d)        0.95%           0.95%(d)
Ratio of net investment income
  to average net assets              5.51%           4.74%(d)        5.85%           5.17%(d)        5.38%           4.77%(d)
Ratio of expenses to average
  net assets*                        1.80%           6.10%(d)        1.47%           4.18%(d)        1.81%           4.65%(d)
Portfolio turnover rate(e)          28.30%           8.20%(c)       28.30%           8.20%(c)       28.30%           8.20%(c)

------------------------------------------------------
 * During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) Commenced operations on February 1, 1999.
(b) Formerly known as Institutional Service Class.
(c) Not Annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the class of shares.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION

Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amend, and is registered under the Investment Company Act of 1940, as amended. The Trust currently offers shares in thirty-three separate series, or mutual funds (collectively known as the "Funds"), each with its own investment objectives and strategies. The accompanying financial statements and financial highlights relate to the Morley Capital Accumulation Fund (the "Fund"), a non-diversified portfolio.

The Fund currently offers three classes of shares; Service Class (formerly known as Institutional Service Class), Institutional Class, and IRA Class of shares. Each class is available to a limited group of investors. The classes have no front-end sales charges or deferred sales charges (known as a contingent deferred sales charge or CDSC) but can charge a 2.00% redemption fee from the proceeds of shares redeemed under certain conditions. These fees would be retained by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a) SECURITIES VALUATION

          1. Securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent.

          2. U.S. Government securities are valued at the last quoted bid price as provided by an independent pricing agent. All of the debt securities are valued by a combination of daily quotes and matrix evaluations as provided by an independent pricing agent.

          3. Each Fund may enter into repurchase agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund had the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

                           NATIONWIDE(R) MUTUAL FUNDS

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

          4. The aggregate value of the Fund's wrap contracts (see note 1. (g)) will typically equal the difference between the Fund's Book Value (purchase price of the underlying assets minus sale price of the underlying assets liquidated to fund share redemptions, plus interest accrued at the crediting rate) and market value (plus accrued interest). The wrap contracts will be an asset on the balance sheet if the book value is greater than market value or a liability on the balance sheet if the book value is less than market value. The Trust's Board of Trustees has approved a fair valuation methodology to value the wrap contracts. The Fund's investment adviser considers the ability of each wrap provider to fulfill its contractual obligations when making such determinations.

          5. Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's Investment adviser, are valued in accordance with procedures authorized by the Trust's Board of Trustees.

          6. The Trustees have approved amortized cost procedures for short-term money market obligations that have 60 days or less to maturity which are purchased by a non-money market fund.

(b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME

Securities transactions are recorded on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Gains and losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization/accretion of premium or discount.

(c) FEDERAL INCOME TAXES

The Fund's policy is to qualify or continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Fund to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

As of the fiscal year ended October 31, 2000, the Morley Capital Accumulation Fund had a net capital loss carry forward of $4,348. If unused it will expire in 7 years.

(d) DISTRIBUTIONS TO SHAREHOLDERS

          1. Net investment income is declared and recorded daily and paid monthly.

          2. Distributable net realized capital gains, if any, are declared and distributed at least annually.

          3. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclass of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits

                           NATIONWIDE(R) MUTUAL FUNDS

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

     for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Fund. For the fiscal year ended October 31, 2000, the following reclassifications were necessary:

                                                         UNDISTRIBUTED    UNDISTRIBUTED
                                                         NET INVESTMENT      CAPITAL
                                                             INCOME           GAIN
                         FUND                            --------------   -------------
Morley Capital Accumulation............................    $   (1,813)       $ 1,813

(e) EXPENSES

General expenses of the Trust, not directly attributable to a Fund or to any class of shares, are charged to the Fund based upon the Fund's relative average net assets or some other appropriate basis, as approved by the Trust's Board of Trustees. Once these expenses are allocated to a Fund, they are allocated to the classes based on total settled shares outstanding of each class.

Direct expenses of a Fund are applied to that Fund and allocated to the classes in the methods mentioned above.

Direct expenses of a class are charged to that class unless otherwise directed by the Trust's Board of Trustees. For example, distribution and administrative servicing fees are borne by the specific class of shares to which they apply.

(g) WRAP CONTRACT - MORLEY CAPITAL ACCUMULATION FUND

In connection with its investment objective of maintaining a stable net asset value per share, the Fund has entered into book value maintenance ("wrap contracts") with the following institutions: Bank of America NT&SA, Deutsche Bank America and Transamerica Life Insurance Co. (collectively the "wrap providers"). The wrap contracts obligate the wrap providers to make payments in specified circumstances, and allow the Fund under most circumstances to maintain net asset value at $10.00 per share.

                           NATIONWIDE(R) MUTUAL FUNDS

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

(h) CAPITAL SHARE TRANSACTIONS

                                                                  MORLEY CAPITAL
                                                                   ACCUMULATION
                                                     -----------------------------------------
                                                           YEAR               PERIOD FROM
                                                          ENDED           FEBRUARY 1, 1999 TO
                                                     OCTOBER 31, 2000     OCTOBER 31, 1999(a)
                                                     ----------------     --------------------
CAPITAL TRANSACTIONS:
SERVICE CLASS:(b)
  Proceeds from shares issued......................    $13,790,230             $2,536,393
  Distributions reinvested.........................        258,727                 36,448
  Cost of shares redeemed..........................     (6,279,089)            (1,522,286)
                                                       -----------             ----------
     Change in capital.............................    $ 7,769,868             $1,050,555
                                                       ===========             ==========
INSTITUTIONAL CLASS:
  Proceeds from shares issued......................    $ 4,083,473             $5,000,556
  Distributions reinvested.........................        339,170                130,476
  Cost of shares redeemed..........................       (580,595)                    --
                                                       -----------             ----------
     Change in capital.............................    $ 3,842,048             $5,131,032
                                                       ===========             ==========
IRA CLASS:
  Proceeds from shares issued......................    $        --             $1,787,771
  Distributions reinvested.........................         89,914                 40,794
  Cost of shares redeemed..........................        (51,838)                   (35)
                                                       -----------             ----------
     Change in capital.............................    $    38,076             $1,828,530
                                                       ===========             ==========
SHARE TRANSACTIONS:
SERVICE CLASS:(b)
  Issued...........................................      1,379,023                253,639
  Reinvested.......................................         25,873                  3,645
  Redeemed.........................................       (627,909)              (152,228)
                                                       -----------             ----------
     Change in shares..............................        776,987                105,056
                                                       ===========             ==========
INSTITUTIONAL CLASS:
  Issued...........................................        408,348                500,055
  Reinvested.......................................         33,917                 13,048
  Redeemed.........................................        (58,057)                    --
                                                       -----------             ----------
     Change in shares..............................        384,208                513,103
                                                       ===========             ==========
IRA CLASS:
  Issued...........................................             --                178,777
  Reinvested.......................................          8,991                  4,080
  Redeemed.........................................         (5,184)                    (4)
                                                       -----------             ----------
     Change in shares..............................          3,807                182,853
                                                       ===========             ==========

------------------------------------------------------

(a) Fund commenced operations on February 1, 1999.

(b) Formerly known as Institutional Service Class.

                           NATIONWIDE(R) MUTUAL FUNDS

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

Under the terms of its investment advisory agreement, Union Bond & Trust Company ("UBT") manages the investment of the assets and supervises the daily business affairs of the Fund. UBT is a majority owned subsidiary of Morley Financial Services, Inc., a wholly owned subsidiary of Villanova Capital, Inc, which is a majority owned subsidiary of Nationwide Financial Services ("NFS").

Under the terms of the Investment Advisory Agreement, UBT is entitled to an advisory fee of 0.35% of the fund's average daily net assets. Additional information regarding investment advisory fees is as follows for the for the year ended October 31, 2000:

                                       TOTAL      ADVISORY
                                      ADVISORY      FEES         FEE        TOTAL      FEES
                                        FEES      RETAINED     SCHEDULE     FEES     RETAINED
                                      --------    --------    ----------    -----    --------
Morley Capital Accumulation*........  $48,755     $34,825     All assets    0.35%      0.25%

------------------------------------------------------

* UBT has agreed voluntarily to waive 0.10% of the management fee until further written notice to the shareholders.

UBT has entered into Expense Limitation Agreements with the Fund. Pursuant to the Expense Limitation Agreements, UBT has agreed to waive fees or otherwise reimburse expenses for the Fund in order to limit the total annual operating expenses of each class of shares of the Fund at or below stated expense caps. Fund expenses were limited to 0.70% for the Service Class Shares, 0.55% for the Institutional Class Shares and 0.70% for the IRA . During the year ended October 31, 2000, fees were waived as per the following table:

                                                                      TOTAL FEES
                                 TOTAL FUND     FEES     OTHER FEES    WAIVED/     NET FUND
                                  EXPENSES    WAIVED*    REIMBURSED   REIMBURSED   EXPENSES
                                 ----------   --------   ----------   ----------   --------
Morley Capital Accumulation....   $228,951    $100,148    $22,751      $122,899    $106,052

------------------------------------------------------

* Waived fees include Management fees, Fund Administration fees, and Transfer Agent fees.

Reimbursement by the Fund of the advisory fees waived or limited and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreement may be made at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF is not permitted. As of October 31, 2000, the cumulative potential reimbursements totaled $287,100.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, NAS, the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of shares of the Funds. These fees, based on average daily net assets of the respective class, are not to exceed an annual rate for Service Class and IRA Class of 0.25%. Additional information regarding distribution fees incurred buy the Fund is as follows for the period ended October 31, 2000:

                                                                  DISTRIBUTION FEES
                                                              --------------------------
                                                              SERVICE CLASS    IRA CLASS
                                                              -------------    ---------
Morley Capital Accumulation.................................     $13,728        $4,609

                           NATIONWIDE(R) MUTUAL FUNDS

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Fund for providing various administrative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the year ended October 31, 2000, the Fund incurred fund administration fees according to the following schedule:

                                       FUND                          FUND
                                  ADMINISTRATION                ADMINISTRATION
                                       FEE*                      FEE SCHEDULE
                                  --------------   ----------------------------------------
Morley Capital Accumulation*....     $50,000       Up to $250 million                  0.07%
                                                   On the next $750 million            0.05%
                                                   On $1 billion and more              0.04%

------------------------------------------------------

* The Fund Administration fee is subject to a minimum of $50,000 per year.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI received fees at 0.01% of the average daily net assets for the classes of shares. During the year ended October 31, 2000, the Fund incurred transfer agent fees totaling $1,393 consisting of $549 for Service Class, $660 for Institutional Class and $184 for IRA Class of Shares, respectively.

VSA has entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services to the Fund.

Under the terms of an Administrative Services Plan, the Funds pays fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services (NFS), other affiliates of the Fund, and financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.15% of the Service and IRA Class of shares of the Fund. Affiliate, NFS received payments of $6,406 (which are included in the total administrative fees).

                                                               ADMINISTRATIVE SERVICING
                                                                         FEES
                                                              --------------------------
                                                              SERVICE CLASS    IRA CLASS
                                                              -------------    ---------
Morley Capital Accumulation.................................     $6,212              --

A redemption fee of 2.0% may be incurred (on the amount redeemed) by a shareholder if the shareholder redeems shares when the yield of the Fund (computed before subtraction of expenses) has fallen, and remains, below the Dealer Commercial Paper (CP) 90-day Index. The redemption fee will be retained by the Fund to help minimize the impact such redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Funds. Additionally, the fee may discourage market timing by those shareholders igniting redemptions to take advantage of short-term movements in interest rates. During the period ended October 31, 2000, the events that would trigger the imposition of a redemption fee did not occur and the Fund did not collect any redemption fees.

4. BANK LOANS

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under these arrangements bear interest at the Federal Funds rate plus .50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the line of credit. The average borrowings outstanding during the year ended October 31, 2000 for the Fund was $3,764 at an average interest rate of 6.97%.

                           NATIONWIDE(R) MUTUAL FUNDS

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. Government and short-term securities) and purchases and sales of U.S. Government securities for the period ended October 31, 2000, are summarized as follows:

                                          NON U.S. GOVERNMENT         U.S. GOVERNMENT
                                              SECURITIES                SECURITIES
                                          -------------------    -------------------------
                                          PURCHASES     SALES     PURCHASES       SALES
                                          ----------    -----    -----------    ----------
Morley Capital Accumulation.............  $3,996,371     --      $14,413,555    $3,582,606

Realized gains and losses have been computed on the first-in, first-out basis. Cost for financial reporting purposes may differ from cost for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting. Included in net unrealized appreciation for Federal income tax purposes at October 31, 2000, the following:

                                                   GROSS            GROSS             NET
                                                 UNREALIZED       UNREALIZED       UNREALIZED
                                                APPRECIATION    (DEPRECIATION)    APPRECIATION
                                                ------------    --------------    ------------
Morley Capital Accumulation...................    $165,881        $(163,346)         $2,535

6. SUBSEQUENT EVENT

At a regular quarterly meeting of the Board of Trustees on December 14 and 15, 2000, the Board the considered and approved the following transactions:

Approved the change in the principal underwriter of Nationwide Mutual Funds from Nationwide Advisory Services, Inc. to Villanova Distribution Services, Inc. This change will occur as soon as practicable after all necessary regulatory approvals are received.

                          INDEPENDENT AUDITORS' REPORT

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
NATIONWIDE MUTUAL FUNDS:

We have audited the accompanying statement of assets and liabilities of Nationwide Mutual Funds-Morley Capital Accumulation Fund (the Fund), including the statement of investments, as of October 31, 2000, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio
December 18, 2000

                      (This page intentionally left blank)

                             NORTHPOINTE SMALL CAP
                                   VALUE FUND

                            NATIONWIDE MUTUAL FUNDS
                                 ANNUAL REPORT
                                OCTOBER 31, 2000

NORTHPOINTE SMALL CAP VALUE FUND

MANAGEMENT DISCUSSION OF PERFORMANCE

For the 4-month period ended October 31, 2000, the NorthPointe Small Cap Value Fund returned 5.14%+ versus -0.47% for the Russell 2000 Small Stock Index, the benchmark index. The Fund commenced operations on June 29, 2000.

At the start of the new millennium, the equity markets reverted back to "old" standards. Market participants stopped chasing stocks simply because prices were going up. Investors came back to the notion that "valuation does matter." This shift in market sentiment was not only good for our investment style, but healthy for the market as a whole.

In nearly every economic sector of the portfolio, good stock selection has been the main driver of our outperformance versus the benchmark. In particular, stocks in the consumer discretionary, finance, and health care sectors have performed well. Our technology holdings have been the weakest performers, consistent with the overall market. Given the fact that we focus on fundamental stock picking and that we limit our sector exposures, sector selection had very little impact on the portfolio.

The Fund's ten largest holdings for the year accounted for approximately 15% of the portfolio and were up, on average, 25% for the period. Everest Re, a reinsurance company in the financial service sector, Health Management Associates, a hospital management company in the health care sector, and Venator, a retailer in the consumer discretionary sector were up in excess of 37% in the period and have added significantly to the portfolio's return. These positive contributions were offset slightly by the poor performance of our technology holdings; for example, Micro Component Technology and Genesis Microchip were down more 47% and 20%, respectively, during the 4-month period.

We believe the portfolio is well-positioned for what we see as a more balanced, broader market going forward. The portfolio remains diversified across all economic sectors in stocks that we believe show strong forward earnings prospects at valuations substantially below what we consider fair value.
---------------

+ Performance of Institutional Class shares without sales charge and assuming all distributions are reinvested.

Portfolio Manager: NorthPointe Capital -- Subadvisor

PORTFOLIO MARKET VALUE: $23,448,519
OCTOBER 31, 2000

                             PORTFOLIO COMPOSITION

                              (Subject to Change)
                           Repurchase Agreement 6.6%
                               Common Stock 93.4%

AVERAGE ANNUAL TOTAL RETURN
(For Period Ended October 31, 2000)

            INSTITUTIONAL CLASS
    YEARS        W/O SC**
-------------------------------
    Life*         5.14%
-------------------------------

Past performance is no guarantee of future results.

 * Commenced operations on June 29, 2000.

** There are no sales charges (SC).

                                                      INSTITUTIONAL              RUSSELL 2000 TR                   CPI
                                                      -------------              ---------------                   ---
6/00                                                      10000                       10000                       10000
10/00                                                     10514                        9659                       10113

Comparative performance of $10,000 invested in NorthPointe Small Cap Value Fund, Russell 2000 Small Stock Index (Russell 2000)(1), and the Consumer Price Index
(CPI)(2) over 4-month period ended 10/31/00. Unlike our Fund, these indices do not reflect any fees, expenses, or sales charges.

(1) The Russell 2000 is comprised of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

(2) The CPI represents changes in prices of a basket of goods and services purchase for consumption by urban households.

                           NATIONWIDE(R) MUTUAL FUNDS

                        NORTHPOINTE SMALL CAP VALUE FUND
                  STATEMENT OF INVESTMENTS -- OCTOBER 31, 2000

-----------------------------------------------------------
    SHARES   SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (93.8%)
             ADVERTISING AGENCIES (0.9%)
     9,000   R.H. Donnelley Corp.*              $   203,625
                                                -----------
             AEROSPACE (1.1%)*
     2,900   Alliant Techsystems, Inc.*             260,819
                                                -----------
             AIR TRANSPORT (0.8%)
     5,100   Atlas Air, Inc.*                       184,875
                                                -----------
             AUTO PARTS -- AFTER MARKET (0.9%)
     6,300   Superior Industries
             International, Inc.                    214,594
                                                -----------
             AUTO PARTS -- ORIGINAL EQUIPMENT (0.7%)
     6,100   Lear Corp.*                            166,225
                                                -----------
             AUTO TRUCKS & PARTS (1.1%)
     6,100   Oshkosh Truck Corp.                    250,863
                                                -----------
             BANKS -- OUTSIDE NEW YORK CITY (3.1%)
    17,400   Bancwest Corp.                         355,612
     3,400   Commerce Bancorp, Inc.                 205,912
     7,000   Hudson United Bancorp                  156,625
                                                -----------
                                                    718,149
                                                -----------
             BEVERAGE -- SOFT DRINKS (0.9%)
    16,000   Whitman Corp.                          208,000
                                                -----------
             BIOTECHNOLOGICAL RESEARCH & PRODUCTION (2.0%)
     6,900   Edwards Lifesciences Corp.*             92,719
    11,100   IDEXX Laboratories, Inc.*              266,400
     1,500   Invitrogen Corp.*                      114,094
                                                -----------
                                                    473,213
                                                -----------
             CASINOS & GAMBLING (0.5%)
     6,700   Station Casinos, Inc.*                 108,038
                                                -----------
             CHEMICALS (0.8%)
     5,700   Cytec Industries, Inc.*                197,363
                                                -----------
             COMPUTER SERVICES -- SOFTWARE & SYSTEMS (1.1%)
     9,200   AXENT Technologies, Inc.*              176,525
     4,400   CACI International, Inc.*               90,750
                                                -----------
                                                    267,275
                                                -----------
             COSMETICS (1.1%)
     9,600   Alberto-Culver Co.                     266,400
                                                -----------
             DIVERSIFIED FINANCIAL SERVICES (0.5%)
     4,300   Heller Financial, Inc.                 125,775
                                                -----------
             DIVERSIFIED MANUFACTURING (3.4%)
    18,400   Engelhard Corp.                        384,099
    14,900   Olin Corp.                             264,475
     5,100   York International Corp.               138,656
                                                -----------
                                                    787,230
                                                -----------
             DRUG & GROCERY STORE CHAINS (0.8%)
    14,300   Ruddick Corp.                          187,688
                                                -----------

-----------------------------------------------------------
    SHARES   SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             DRUGS AND PHARMACEUTICALS (0.7%)
     2,300   Medicis Pharmaceutical Corp.*      $   169,338
                                                -----------
             ELECTRONIC EQUIPMENT AND COMPONENTS (0.0%)
       400   AMETEK, Inc.                             8,700
                                                -----------
             ELECTRONICS (1.4%)
    16,300   Avid Technology, Inc.*                 226,163
    23,100   Micro Component Technology, Inc.*      103,950
                                                -----------
                                                    330,113
                                                -----------
             ELECTRONICS -- SEMI-CONDUCTORS/ COMPONENTS
             (1.6%)
     4,500   Cirrus Logic, Inc.*                    194,063
    11,800   Genesis Microchip, Inc.*               168,150
                                                -----------
                                                    362,213
                                                -----------
             ELECTRONICS -- TECHNOLOGY (1.8%)
     4,300   Litton Industries, Inc.*               223,331
    10,800   Sensormatic Electronics Corp.*         194,400
                                                -----------
                                                    417,731
                                                -----------
             ENERGY -- MISCELLANEOUS (0.4%)
     6,100   Trico Marine Services, Inc.*           101,413
                                                -----------
             ENGINEERING & CONTRACTING SERVICES (0.9%)
     5,000   Jacobs Engineering Group, Inc.*        206,875
                                                -----------
             FINANCE COMPANIES (1.1%)
     9,000   American Capital Strategies Ltd.       198,563
    11,200   American Home Mortgage Holdings,
             Inc.*                                   53,200
                                                -----------
                                                    251,763
                                                -----------
             FINANCE -- SMALL LOAN (1.1%)
     9,700   Americredit Corp.*                     260,688
                                                -----------
             FINANCIAL -- MISCELLANEOUS (2.0%)
     7,700   Metris Companies, Inc.                 249,287
     3,100   Radian Group, Inc.                     219,713
                                                -----------
                                                    469,000
                                                -----------
             FINANCIAL DATA PROCESSING SERVICES (0.4%)
     6,100   NOVA Corp.*                             95,694
                                                -----------
             FINANCIAL INFORMATION SERVICES (0.3%)
     4,900   Multex.Com, Inc.                        63,394
                                                -----------
             FINANCIAL PRODUCTS & SERVICES (2.0%)
     4,200   City National Corp.                    144,375
     9,900   Cullen/Frost Bankers, Inc.             329,794
                                                -----------
                                                    474,169
                                                -----------
             FOODS (2.4%)
    14,800   Hormel Foods Corp.                     248,824
     6,900   Interstate Bakeries Corp.               96,600
    11,400   Universal Foods Corp.*                 225,150
                                                -----------
                                                    570,574
                                                -----------

                                   Continued

                           NATIONWIDE(R) MUTUAL FUNDS

                        NORTHPOINTE SMALL CAP VALUE FUND
            STATEMENT OF INVESTMENTS -- OCTOBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
    SHARES   SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HEALTH & PERSONAL CARE (1.2%)
    14,000   Apria Healthcare Group, Inc.*      $   280,000
                                                -----------
             HEALTH CARE FACILITIES (2.3%)
    15,800   Health Management Associates,
             Inc.*                                  313,037
     6,900   Pharmaceutical Product
             Development, Inc.*                     216,056
                                                -----------
                                                    529,093
                                                -----------
             HEALTH CARE MANAGEMENT SERVICES (0.3%)
    17,100   PER-SE Technologies, Inc.*              75,347
                                                -----------
             HOME BUILDING (0.9%)
     3,800   Centex Corp.                           140,600
     2,100   Pulte Corp.                             69,956
                                                -----------
                                                    210,556
                                                -----------
             HOTEL / MOTEL (0.7%)
    13,700   Extended Stay America, Inc.*           168,681
                                                -----------
             HOUSEHOLD FURNISHINGS (0.4%)
     3,500   Springs Industries, Inc.                82,469
                                                -----------
             IDENTIFICATION CONTROL & FILTER DEVICES (1.7%)
     4,600   Cuno, Inc.*                            116,725
    13,600   Flowserve Corp.                        273,700
                                                -----------
                                                    390,425
                                                -----------
             INSURANCE -- LIFE (1.1%)
     9,600   Amerus Group Co.                       253,200
                                                -----------
             INSURANCE -- PROPERTY & CASUALTY (1.1%)
     4,400   Everest Re Group Ltd.                  257,950
                                                -----------
             INSURANCE -- MULTI-LINE (2.0%)
     7,700   Old Republic International Corp.       200,200
     6,800   StanCorp Financial Group, Inc.         277,100
                                                -----------
                                                    477,300
                                                -----------
             INVESTMENT MANAGEMENT COMPANIES (1.0%)
     4,000   Affiliated Managers Group, Inc.*       240,500
                                                -----------
             MACHINERY -- CONSTRUCTION & HANDLING (1.4%)
    13,300   Stewart & Stevenson Services,
             Inc.                                   319,200
                                                -----------
             MACHINERY -- OIL WELL EQUIPMENT & SERVICES
             (2.8%)
     6,800   Hanover Compressor Co.*                221,849
     4,200   Helmerich & Payne, Inc.                132,038
     2,200   Hydril Co.*                             38,500
    18,500   Key Energy Services, Inc.*             166,500
     2,600   Seacor Holdings, Inc.*                 108,875
                                                -----------
                                                    667,762
                                                -----------
             MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (3.7%)
     6,600   Cooper Cos., Inc.                      235,950
     5,300   Dura Pharmaceuticals, Inc.*            182,519

-----------------------------------------------------------
    SHARES   SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDICAL & DENTAL INSTRUMENTS & SUPPLIES
             (CONTINUED)
     2,800   PolyMedica Corp.*                  $   161,000
    14,200   Respironics, Inc.*                     278,674
                                                -----------
                                                    858,143
                                                -----------
             MEDICAL EQUIPMENT & SUPPLIES (1.0%)
    15,400   Owens & Minor, Inc.                    232,925
                                                -----------
             METAL FABRICATION (0.6%)
     8,300   Maverick Tube Corp.*                   129,169
                                                -----------
             OIL -- CRUDE PRODUCERS (1.4%)
     2,800   Stone Energy Corp.*                    143,360
     8,200   Vintage Petroleum, Inc.                173,225
                                                -----------
                                                    316,585
                                                -----------
             PAPER (0.7%)
     3,000   Bowater, Inc.                          162,375
                                                -----------
             PRODUCTION TECHNOLOGY EQUIPMENT (2.6%)
    19,800   Accord Networks, LTD*                  170,776
    10,700   Esterline Technologies Corp.*          238,743
     5,900   Lam Research Corp.*                    114,313
     3,300   Varian Semiconductor Equipment,
             Inc.*                                   75,900
                                                -----------
                                                    599,732
                                                -----------
             REAL ESTATE (0.5%)
    10,000   Jones Lang LaSalle, Inc.*              127,500
                                                -----------
             REAL ESTATE INVESTMENT TRUSTS (REIT) (6.6%)
    12,300   Brandywine Realty Trust                235,238
    13,800   Cabot Industrial Trust                 260,475
     5,000   Camden Property Trust                  143,125
     8,100   Developers Diversified Realty
             Corp.                                   96,694
    11,100   Meristar Hospitality Corp.             212,288
    10,800   Pacific Gulf Properties, Inc.          286,874
    11,600   Prentiss Properties Trust              294,349
                                                -----------
                                                  1,529,043
                                                -----------
             RENTAL & LEASING SERVICES -- COMMERCIAL (1.3%)
    14,300   United Rentals, Inc.*                  307,450
                                                -----------
             RESTAURANTS (0.5%)
     6,700   CBRL Group, Inc.                       119,763
                                                -----------
             RETAIL (4.2%)
    21,800   Charming Shoppes, Inc.*                133,525
    12,500   Family Dollar Stores, Inc.             242,969
     7,100   Footstar, Inc.*                        254,712
    23,200   Venator Group, Inc.                    327,699
                                                -----------
                                                    958,905
                                                -----------
             SAVINGS & LOAN (4.0%)
     5,100   Astoria Financial Corp.                191,250
     3,900   Bank United Corp.                      221,080
     7,900   FirstFed Financial Corp.*              201,449

                                   Continued

                           NATIONWIDE(R) MUTUAL FUNDS

                        NORTHPOINTE SMALL CAP VALUE FUND
            STATEMENT OF INVESTMENTS -- OCTOBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
    SHARES   SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SAVINGS & LOAN (CONTINUED)
     4,900   Golden State Bancorp, Inc.         $   128,013
    17,100   Local Financial Corp.*                 181,688
                                                -----------
                                                    923,480
                                                -----------
             SECURITIES BROKERAGE & SERVICES (1.2%)
     2,900   Investment Technology Group,
             Inc.*                                  104,400
     8,800   Morgan Keegan, Inc.                    175,450
                                                -----------
                                                    279,850
                                                -----------
             SERVICES -- COMMERCIAL (2.2%)
     7,500   Kirby Corp.*                           138,281
    11,100   Pegasus Systems, Inc.*                 189,394
     7,200   Waste Connections, Inc.*               184,050
                                                -----------
                                                    511,725
                                                -----------
             SHOES (1.6%)
    15,300   Finish Line, Inc.*                     116,663
    12,000   Reebok International Ltd.*             258,750
                                                -----------
                                                    375,413
                                                -----------
             STEEL (1.5%)
     7,100   Carpenter Technology Corp.             220,100
     6,400   HARSCO Corp.                           129,200
                                                -----------
                                                    349,300
                                                -----------
             TEXTILE APPAREL MANUFACTURERS (0.5%)
     7,900   Russell Corp.                          126,400
                                                -----------
             UTILITIES -- ELECTRIC (2.2%)
     5,200   Idacorp, Inc.                          256,425
     9,700   Scana Corp.                            257,050
                                                -----------
                                                    513,475
                                                -----------
             UTILITIES -- WATER (0.6%)
     4,200   American States Water Co.              130,988
                                                -----------
             UTILITIES -- GAS DISTRIBUTORS (3.0%)
     4,600   New Jersey Resources Corp.             183,712
     9,000   Questar Corp.                          243,562

-----------------------------------------------------------
    SHARES   SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             UTILITIES -- GAS DISTRIBUTORS (CONTINUED)
     7,900   Semco Energy, Inc.                 $   122,450
     6,100   Washington Gas & Light Co.             155,550
                                                -----------
                                                    705,274
                                                -----------
             UTILITIES -- MISCELLANEOUS (0.9%)
     8,100   Utilicorp United, Inc.                 215,156
                                                -----------
             UTILITIES -- TELECOMMUNICATIONS (0.3%)
     3,100   Intermedia Communications, Inc.*        68,588
                                                -----------
             TOTAL COMMON STOCKS
             (cost $20,452,697)                  21,895,519
                                                -----------
-----------------------------------------------------------
   FACE
  AMOUNT                 SECURITY                  VALUE
-----------------------------------------------------------
             REPURCHASE AGREEMENT (6.6%)
             STATE BANKS, FEDERAL RESERVE (6.6%)
$1,553,000   Fifth Third Bank, 6.35%,
             10/31/00, matures 11/01/00,
             Collateralized by $1,603,570
             FHLMC Gold Pool #E00527, 6.50%,
             01/01/13, market value
             $1,584,060.
             TOTAL REPURCHASE AGREEMENT
             (cost $1,553,000)                    1,553,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $22,005,697)                 $23,448,519
                                                ===========

-------------------------------------------------------
* Denotes a non-income producing security.

The abbreviation in the above statement stands for the following:

FHLMC Federal Home Loan Mortgage Company

Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages based on net assets of $23,359,493.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                        NORTHPOINTE SMALL CAP VALUE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $20,452,697)      $21,895,519
  Repurchase Agreements, at value (cost $1,553,000)             1,553,000
  Cash                                                                101
  Interest and dividends receivable                                 9,877
  Receivable from advisor                                          15,066
  Prepaid and other assets                                          6,005
                                                              -----------
       Total Assets                                            23,479,568
                                                              -----------
LIABILITIES:
  Payable for investment securities purchased                      78,284
  Accrued expenses and other payables:
     Investment advisory fees                                      16,431
     Fund administration fees                                       6,353
     Other                                                         19,007
                                                              -----------
       Total Liabilities                                          120,075
                                                              -----------
NET ASSETS                                                    $23,359,493
                                                              ===========
NET ASSETS:
  Capital                                                     $22,427,837
  Accumulated net investment income                                27,370
  Net unrealized appreciation from investments                  1,442,822
  Accumulated net realized losses from investment
     transactions                                                (538,536)
                                                              -----------
       Net Assets                                             $23,359,493
                                                              ===========
NET ASSETS:
  Institutional Class                                         $23,359,493
                                                              ===========
SHARES OUTSTANDING (unlimited number of shares authorized):
  Institutional Class(a)                                        2,224,295
                                                              -----------
       Total                                                    2,224,295
                                                              ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
  Institutional Class                                         $     10.50

------------------------------------------------------

 * Institutional Class Share are not subject to a front-end sales charge.

(a) The fund had only the Institutional Class of shares operational.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                        NORTHPOINTE SMALL CAP VALUE FUND
                            STATEMENT OF OPERATIONS

              FOR THE PERIOD JUNE 29, 2000 TO OCTOBER 31, 2000 (a)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest income                                             $ 27,164
  Dividend income                                               94,639
                                                              --------
       Total Income                                            121,803
EXPENSES:
  Investment advisory fees                                      56,914
  Fund administration fees                                      24,795
  Custodian fees                                                 3,600
  Professional fees                                              8,559
  Trustees' fees and expenses                                       10
  Transfer agent fees                                              669
  Registration and filing fees                                   5,000
  Shareholders' reports                                         11,452
  Other                                                          6,010
                                                              --------
  Total expenses before waived or reimbursed expenses          117,009
  Expenses waived or reimbursed                                (50,052)
                                                              --------
       Net expenses                                             66,957
                                                              --------
  Net Investment Income                                       $ 54,846
                                                              ========
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
  Net realized losses on investment transactions              (538,536)
  Net change in unrealized appreciation on investments        1,442,822
                                                              --------
Net realized/unrealized gains on investments                   904,286
                                                              --------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                $959,132
                                                              ========

------------------------------------------------------

(a) Period from commencement of operations.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                        NORTHPOINTE SMALL CAP VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

              FOR THE PERIOD JUNE 29, 2000 TO OCTOBER 31, 2000 (a)
--------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                                       $    54,846
  Net realized losses on investment transactions                 (538,536)
  Net change in unrealized appreciation on investments          1,442,822
                                                              -----------
  Change in net assets resulting from operations                  959,132
                                                              -----------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
  Net investment income                                           (31,030)
                                                              -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS               (31,030)
                                                              -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                  22,814,419
  Distributions reinvested                                         17,301
  Cost of shares redeemed                                        (400,329)
                                                              -----------
  Change in net assets from capital transactions               22,431,391
                                                              -----------
  Change in net assets                                         23,359,493
NET ASSETS:
  Beginning of period                                                  --
                                                              -----------
  End of period                                               $23,359,493
                                                              ===========
SHARE TRANSACTIONS:
  Sold                                                          2,260,624
  Reinvested                                                        1,653
  Redeemed                                                        (37,982)
                                                              -----------
  Change in shares                                              2,224,295
                                                              ===========

------------------------------------------------------

(a) Period from commencement of operations.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS

                        NORTHPOINTE SMALL CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                FOR THE PERIOD
                                                               JUNE 29, 2000 TO
                                                              OCTOBER 31, 2000(a)
                                                              -------------------
                                                                 INSTITUTIONAL
                                                                     CLASS
                                                              -------------------
NET ASSETS VALUE --
  BEGINNING OF PERIOD                                              $  10.00
                                                                   --------
INVESTMENT ACTIVITIES:
  Net investment income                                                0.02
  Net realized and unrealized gain                                     0.49
                                                                   --------
       Total investment activities                                     0.51
                                                                   --------
DISTRIBUTIONS:
  Net investment income                                               (0.01)
                                                                   --------
       Total distributions                                            (0.01)
                                                                   --------
NET ASSET VALUE --
  END OF PERIOD                                                    $  10.50
                                                                   ========
       Total Return (excluding sales charges)(b)                      5.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                                 $ 23,359
Ratio of expenses to average net assets(c)                            1.00%
Ratio of net investment income to average net assets(c)               0.82%
Ratio of expenses to average net assets*(c)                           1.79%
Portfolio turnover rate(b)                                           49.93%

------------------------------------------------------

 * During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

See accompanying notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                        NORTHPOINTE SMALL CAP VALUE FUND

                       NOTES TO THE FINANCIAL STATEMENTS
                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION

Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended. The Trust offers shares in thirty-three separate series, or mutual funds, each with its own investment objectives. The accompanying financial statements and financial highlights relate to the NorthPointe Small Cap Value Fund (the "Fund") only, a diversified portfolio.

The Fund commenced operations on June 29, 2000 and currently offers one class of shares; Institutional Class of Shares. The Institutional Class is available to a limited group of investors and has no sales charges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a) SECURITY VALUATION

          1. Securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent.

          2. U.S. Government securities are valued at the last quoted bid price as provided by an independent pricing agent. All of the debt securities are valued by a combination of daily quotes and matrix evaluations as provided by an independent pricing agent.

          3. The Fund may enter into repurchase agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

          4. Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgement of the

                           NATIONWIDE(R) MUTUAL FUNDS

                        NORTHPOINTE SMALL CAP VALUE FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

     Fund's administrator or sub-administrator, are valued in accordance with procedures authorized by the Trust's Board of Trustees.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the pro rata amortization of premium or discount.

(c) FEDERAL INCOME TAXES

Each Funds policy is to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

As of the fiscal year ended October 31, 2000, the NorthPointe Small Cap Value Fund had a net capital loss carry forward of $538,536, respectively. If unused it will expire in 8 years.

(d) DISTRIBUTIONS TO SHAREHOLDERS

          1. Net investment income, if any, is declared and paid quarterly and is recorded on the ex-dividend date.

          2. Distributable net realized capital gains, if any, are declared and distributed at least annually.

          3. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the Fund. For the fiscal year ended October 31, 2000 the following reclassifications were necessary.

                                                       CAPITAL PAID
                                                        IN EXCESS     UNDISTRIBUTED
                                                            OF        NET INVESTMENT
                        FUND                            PAR VALUE         INCOME
                        ----                           ------------   --------------
NorthPointe Small Cap Value..........................    ($3,554)         $3,554

(e) EXPENSES

General expenses of the Trust, not directly attributable to a Fund or to any class of shares, are charged to the Fund based upon the Fund's relative average net assets or some other appropriate basis, as approved by the Trust's Board of Trustees.

Direct expenses of the Fund are applied to the Fund.

                           NATIONWIDE(R) MUTUAL FUNDS

                        NORTHPOINTE SMALL CAP VALUE FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

(f) CAPITAL SHARE TRANSACTIONS

Transactions in class level shares of the Fund were as follows:

                                                              NORTHPOINTE SMALL CAP VALUE
                                                              ---------------------------
                                                                      PERIOD FROM
                                                                   JUNE 29, 2000 TO
                                                                  OCTOBER 31, 2000(a)
                                                              ---------------------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SERVICE CLASS:
  Proceeds from shares issued...............................          $22,814,419
  Dividends reinvested......................................               17,301
  Cost of shares redeemed...................................             (400,329)
                                                                      -----------
     Change in capital......................................          $22,431,391
                                                                      ===========
SHARE TRANSACTIONS:
INSTITUTIONAL SERVICE CLASS:
  Issued....................................................            2,260,624
  Reinvested................................................                1,653
  Redeemed..................................................              (37,982)
                                                                      -----------
     Change in shares.......................................            2,224,295
                                                                      ===========

---------------

(a) Fund commenced operations on June 29, 2000

2. TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreement the advisor, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Fund. VMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadviser for the Fund. NorthPointe Capital, LLC ("NorthPointe"), subadviser for the Fund, manages the Fund's investments and has the responsibility for making all investment decisions for that Fund. NorthPointe is a majority owned subsidiary of Villanova Capital, Inc., which is also the parent of VMF.

Under the terms of the investment advisory agreement, the Funds pay their respective investment adviser management fees based on each Fund's average daily net assets. From such fees, pursuant to the sub-advisory agreement, VMF pays to NorthPointe with respect to the Fund fees. Additional information regarding investment advisory fees and subadvisory fees is as follows for the period of June 29, 2000 through October 31, 2000 for the Fund:

                        TOTAL     ADVISORY
                       ADVISORY     FEES     SUB-ADVISORY       FEE        TOTAL     FEES       PAID TO
                         FEES     RETAINED       FEES         SCHEDULE     FEES    RETAINED   SUB-ADVISOR
                       --------   --------   ------------   ------------   -----   --------   -----------
NorthPointe Small Cap
  Value..............  $56,914      $ --       $56,914      All assets     0.85%    0.00%        0.85%

VMF has entered into Expense Limitation Agreements with the Fund. Pursuant to the Expense Limitation Agreements, VMF has agreed to waive fees or otherwise reimburse expenses for the Fund in order to limit the total annual operating expenses of each class of shares of the Fund at or below stated expense caps. Fund expenses were limited to 1.00% for Institutional shares.

                           NATIONWIDE(R) MUTUAL FUNDS

                        NORTHPOINTE SMALL CAP VALUE FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

During the period ended October 31, 2000, the advisor reduced expenses for the Funds as follows:

                                                                      TOTAL FEES
                                 TOTAL FUND     FEES     OTHER FEES    WAIVED/     NET FUND
                                  EXPENSES    WAIVED*    REIMBURSED   REIMBURSED   EXPENSES
                                 ----------   --------   ----------   ----------   --------
NorthPointe Small Cap Value....   $117,009    $ 50,052    $    --      $50,052     $66,957

------------------------------------------------------

* Includes advisory, transfer agent, and fund administrative fees.

VMF may request and receive reimbursement from the Fund of the advisory fees waived or limited and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreement when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF is not permitted. As of October 31, 2000, cumulative potential reimbursements totaled $50,052.

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the period ended October 31, 2000, the Fund incurred fund administration fees according to the following schedule:

                                           FUND                           FUND
                                      ADMINISTRATION                 ADMINISTRATION
                                           FEE*                       FEE SCHEDULE
                                      --------------    ----------------------------------------
NorthPointe Small Cap Value.........     $24,795        Up to $1 billion                   0.05%
                                                        On $1 billion and more             0.04%

------------------------------------------------------

* The Fund Administration fee is subject to a minimum of $75,000 per year.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI receives fees at 0.01% of the average daily net assets for the Institutional Service Class shares.

3. BANK LOANS

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under these arrangements bear interest at the Federal Funds rate plus .50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the line of credit. There were no borrowings outstanding for the Fund during the period ended October 31, 2000.

4. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. Government and short-term securities) for the period ended October 31, 2000, are summarized below. There were no purchases or sales of U.S. Government Securities.

                                                               PURCHASES       SALES
                                                              -----------    ----------
NorthPointe Small Cap Value.................................  $29,967,517    $8,976,284

                           NATIONWIDE(R) MUTUAL FUNDS

                        NORTHPOINTE SMALL CAP VALUE FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

Realized gains and losses have been computed on the first-in, first-out basis unless otherwise specified by the Advisor or Subadvisor. Cost for financial reporting purposes may differ from cost for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting. Included in net unrealized appreciation for federal income tax purposes at October 31, 2000, the following:

                                                  GROSS            GROSS              NET
                                                UNREALIZED       UNREALIZED        UNREALIZED
                                               APPRECIATION    (DEPRECIATION)     APPRECIATION
                                               ------------    --------------    --------------
NorthPointe Small Cap Value..................   $2,456,280       $1,013,458        $1,442,822

5. FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For corporate shareholders, 100% of the Funds income dividends and short-term capital gain distributions in the fiscal year ended October 31, 2000, qualify for the dividend received deductions available to certain corporate shareholders.

6. SUBSEQUENT EVENT

At a regular quarterly meeting of the Board of Trustees on December 14 and 15, 2000, the Board the considered and approved the following transactions:

Approved the change in the principal underwriter of Nationwide Mutual Funds from Nationwide Advisory Services, Inc. to Villanova Distribution Services, Inc. This change will occur as soon as practicable after all necessary regulatory approvals are received.

                   End of Notes to the Financial Statements.

                          INDEPENDENT AUDITORS' REPORT

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
NATIONWIDE MUTUAL FUNDS:

We have audited the accompanying statement of assets and liabilities of Nationwide Mutual Funds-Northpointe Small Cap Value Fund (the Fund), including the statement of investments, as of October 31, 2000, and the related statement of operations, statement of changes in net assets and the financial highlights for the period June 29, 2000 (commencement of operations) to October 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period June 29, 2000 to October 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio
December 18, 2000

                           NATIONWIDE(R) MUTUAL FUNDS
                              SHAREHOLDER MEETING
                                OCTOBER 31, 2000
--------------------------------------------------------------------------------
SHAREHOLDER MEETING (UNAUDITED)

At the Annual Meeting of Shareholders of Nationwide Mutual Funds held on July 26, 2000 shareholders acted upon and approved the following matters:

                                   PROPOSAL 1
                          ELECTION OF TWELVE TRUSTEES

                                                                               WITHHOLD AUTHORITY
NAME                                                               FOR             TO VOTE FOR
----                                                          -------------    -------------------
Charles E. Allen............................................  1,210,772,374        27,409,050
Paula H. J. Cholmondeley....................................  1,210,595,553        27,585,870
C. Brent DeVore.............................................  1,210,760,725        27,420,699
Robert M. Duncan............................................  1,210,511,422        27,670,001
Joseph J. Gasper............................................  1,208,526,105        29,655,318
Barbara Hennigar............................................  1,210,762,798        27,418,626
Paul J. Hondros.............................................  1,210,374,609        27,806,815
Thomas J. Kerr IV...........................................  1,210,723,620        27,457,804
Douglas F. Kridler..........................................  1,210,285,022        27,896,402
Dimon R. McFerson...........................................  1,207,073,052        31,108,372
Arden L. Shisler............................................  1,210,645,041        27,536,382
David C. Wetmore............................................  1,211,159,071        27,022,352

                                   PROPOSAL 2
                RATIFICATION OF BOARD OF TRUSTEES' SELECTION OF
                        KPMG LLP AS TRUST'S AUDITORS FOR
                    THE FISCAL YEAR ENDING OCTOBER 31, 2000

SERIES                                        FOR          AGAINST       ABSTAIN          TOTAL
------                                   -------------    ----------    ----------    -------------
Mid Cap Growth Fund....................        392,953         6,553        56,343          455,849
Growth Fund............................     29,420,887     1,083,286     1,765,968       32,270,141
Nationwide Fund........................     41,708,118       652,212     1,616,954       43,977,284
Bond Fund..............................      7,055,764        37,856       326,750        7,420,370
Tax-Free Income Fund...................     10,875,825       151,369       764,561       11,791,755
Long-Term U.S. Government Bond Fund....      1,504,410         3,959       112,030        1,620,399
Intermediate U.S. Government Bond
  Fund.................................      8,570,166        41,535       158,603        8,770,304
Money Market Fund......................  1,032,957,631    22,226,133    38,225,984    1,093,409,748
S&P 500 Index Fund.....................     14,589,716       178,031       620,230       15,387,977
Morley Capital Accumulation Fund.......      1,058,429            --            --        1,058,429
Morley Enhanced Income Fund............      1,109,538            --            --        1,109,538
Value Opportunities Fund...............        106,180            --           785          106,965
High Yield Bond Fund...................     10,485,743            --            --       10,485,743
Prestige Large Cap Value Fund..........      2,796,280         7,171         8,362        2,811,813
Prestige Large Cap Growth Fund.........      2,875,424         1,973        19,391        2,896,788
Prestige Small Cap Fund................      1,953,699         3,087         7,408        1,964,194
Prestige Balanced Fund.................        729,593            62        26,853          756,508
Prestige International Fund............      1,346,839            --         3,588        1,350,427
Small Cap Index Fund...................          2,453            --            --            2,453

                           NATIONWIDE(R) MUTUAL FUNDS

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

                             PROPOSAL 2 (CONTINUED)

SERIES                                        FOR          AGAINST       ABSTAIN          TOTAL
------                                   -------------    ----------    ----------    -------------
International Index Fund...............         12,881            --           998           13,879
Bond Index Fund........................          4,777            --            --            4,777
Mid Cap Market Index Fund..............        501,087            --            --          501,087
Investor Destinations Aggressive
  Fund.................................          3,000            --            --            3,000
Investor Destinations Moderately
  Aggressive Fund......................          3,000            --            --            3,000
Investor Destinations Moderate Fund....          3,000            --            --            3,000
Investor Destinations Moderately
  Conservative Fund....................          3,000            --            --            3,000
Investor Destinations Conservative
  Fund.................................          3,000            --            --            3,000
                                         -------------    ----------    ----------    -------------
All twenty-seven Funds.................  1,170,073,393    24,393,227    43,714,808    1,238,181,428

                                   PROPOSAL 3
                   AMEND FUNDS' FUNDAMENTAL INVESTMENT POLICY
                             REGARDING MAKING LOANS

SERIES                                         FOR         AGAINST       ABSTAIN          TOTAL
------                                     -----------    ----------    ----------    -------------
Morley Capital Accumulation Fund.........    1,058,429            --            --        1,058,429
Small Cap Index Fund.....................        2,453            --            --            2,453
International Index Fund.................       12,679           202           998           13,879
Bond Index Fund..........................        4,777            --            --            4,777
Mid Cap Market Index Fund................      501,087            --            --          501,087
Investor Destinations Aggressive Fund....        3,000            --            --            3,000
Investor Destinations Moderately
  Aggressive Fund........................        3,000            --            --            3,000
Investor Destinations Moderate Fund......        3,000            --            --            3,000
Investor Destinations Moderately
  Conservative Fund......................        3,000            --            --            3,000
Investor Destinations Conservative
  Fund...................................        3,000            --            --            3,000

                                   PROPOSAL 4
                   AMEND FUNDS' FUNDAMENTAL INVESTMENT POLICY
                REGARDING COMMODITIES AND COMMODITIES CONTRACTS

                 SERIES                        FOR         AGAINST       ABSTAIN          TOTAL
                 ------                    -----------    ----------    ----------    -------------
Morley Capital Accumulation Fund.........    1,058,429            --            --        1,058,429
Small Cap Index Fund.....................        2,453            --            --            2,453
International Index Fund.................       12,679           202           998           13,879
Bond Index Fund..........................        4,777            --            --            4,777
Mid Cap Market Index Fund................      501,087            --            --          501,087
Investor Destinations Aggressive Fund....        3,000            --            --            3,000
Investor Destinations Moderately
  Aggressive Fund........................        3,000            --            --            3,000
Investor Destinations Moderate Fund......        3,000            --            --            3,000

                           NATIONWIDE(R) MUTUAL FUNDS

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

                             PROPOSAL 4 (CONTINUED)

                 SERIES                        FOR         AGAINST       ABSTAIN          TOTAL
                 ------                    -----------    ----------    ----------    -------------
Investor Destinations Moderately
  Conservative Fund......................        3,000            --            --            3,000
Investor Destinations Conservative
  Fund...................................        3,000            --            --            3,000

                                   PROPOSAL 5
                   AMEND FUNDS' FUNDAMENTAL INVESTMENT POLICY
                             REGARDING REAL ESTATE

                 SERIES                        FOR         AGAINST       ABSTAIN          TOTAL
                 ------                    -----------    ----------    ----------    -------------
Morley Capital Accumulation Fund.........    1,058,429            --            --        1,058,429
Small Cap Index Fund.....................        2,453            --            --            2,453
International Index Fund.................       12,679           202           998           13,879
Bond Index Fund..........................        4,777            --            --            4,777
Mid Cap Market Index Fund................      501,087            --            --          501,087

At such Annual Meeting, shareholders of the other Funds of the Trust voted upon these and other proposals. Results of such voting are not reported here in their entirety to the extent they do not directly affect the Funds. However, for more information about the results of the Annual Meeting, interested shareholders should contact the Trust.